UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

                           RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Tara Tilbury

50 South Sixth Street, Suite 2350

                               Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 376-7132

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

 (a) The Report to Shareholders is attached herewith.

Semi-Annual Report

For the six months ended March 31, 2022

Access Capital Community Investment Fund

RBC Impact Bond Fund

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.
	The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

	A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam.

Table of Contents	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics
	- Access Capital Community Investment Fund	4
	- RBC Impact Bond Fund	5
	Schedule of Portfolio Investments	6
	Financial Statements
	- Statements of Assets and Liabilities	45
	- Statements of Operations	47
	- Statements of Changes in Net Assets	48
	Financial Highlights	50
	Notes to Financial Statements	56
	Share Class Information	71
	Supplemental Information	72
	Statement Regarding Liquidity Risk Management Program (Unaudited)	74

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM-US”) serves as the investment advisor to the Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. The Funds’ management team has access to RBC GAM-US’s investment research and other money management resources.

Brian Svendahl,

CFA Senior Portfolio Manager

Brian is a senior portfolio manager within the RBC GAM-US fixed income team. He has been the lead portfolio manager for RBC GAM-US’s impact investing strategies since 2006 along with many government and mortgage strategies. Brian joined RBC GAM-US in 2005 and has co-led the Minneapolis-based fixed income group since 2012. He had previously held several risk management, research, and trading positions with a large American multinational financial services company and first started in the investment industry in 1992. Brian earned a BS in economics from the University of Minnesota and a BBA in finance and MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

1

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2022 (Unaudited)

Access Capital Community Investment Fund
Class A(c)
- Including Max Sales Charge of 3.75%	(8.80)%	(1.00)%	(0.09)%	0.72%	3.15%
- At Net Asset Value	(5.24)%	0.26%	0.67%	1.10%	3.31%	0.80%	0.86%
Class I(e)
- At Net Asset Value	(4.91)%	0.61%	1.02%	1.46%	3.63%	0.45%	0.52%
Class IS(f)
- At Net Asset Value	(4.87)%	0.62%	1.11%	1.61%	3.86%	0.40%	0.55%

Bloomberg Barclays U.S. Securitized Index(h)	(4.86)%	0.66%	1.44%	1.76%	4.16%
RBC Impact Bond Fund
Class A(d)
- Including Max Sales Charge of 3.75%	(8.54)%	(0.06)%	N/A	N/A	0.28%
- At Net Asset Value	(5.01)%	1.21%	N/A	N/A	1.18%	0.70%	54.43%
Class I
- At Net Asset Value	(4.66)%	1.54%	N/A	N/A	1.49%	0.45%	0.73%
Class R6
- At Net Asset Value	(4.71)%	1.55%	N/A	N/A	1.54%	0.40%	0.62%
Class Y(g)
- At Net Asset Value	(4.83)%	1.24%	N/A	N/A	1.20%	0.40%	0.59%

Bloomberg Barclays U.S. Aggregate Bond Index(h)	(4.15)%	1.69%	2.14%	2.24%	4.36%

Parentheses indicate negative performance returns.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

(a)

The Funds’ expenses are from the Funds’ most recent prospectus dated January 28, 2022 and reflect the most recent fiscal year ended September 30, 2021. For Class Y of Impact Bond Fund, the expenses reflect the period from April 12, 2021 (commencement of operations) to September 30, 2021.

(b)

The advisor has contractually agreed to waive fees and/or pay operating expenses to keep total operating expenses (excluding certain fees such as brokerage costs, interest, taxes and acquired fund fees and expenses) at 0.80% for Class A shares, 0.45% for Class I shares and 0.40% for Class IS shares of the Access Capital Community Investment Fund and at 0.70% for Class A shares, 0.45% for Class I shares, 0.40% for Class R6 shares and 0.40% for Class Y shares of the Impact Bond Fund until January 31, 2023.

2

PERFORMANCE SUMMARY (UNAUDITED)

(c)

The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(d)

The inception date for Class A shares of the Fund is January 28, 2020. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(e)

Class I shares commenced operations on July 28, 2008. The performance in the table prior to that date reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(f)

The inception date for Class IS shares of the Fund is March 11, 2019. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class IS shares, as applicable.

(g)

The inception date for Class Y shares of the Fund is April 12, 2021. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class Y shares, as applicable.

(h)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The Bloomberg Barclays US Securitized Index represents the securitized portion (mortgage-backed, asset-backed and commercial mortgage-backed securities) of the Bloomberg Barclays US Aggregate Bond Index. You cannot invest directly in an index.

The Bloomberg Barclays US Aggregate Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. It includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities (agency and non-agency).

3

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Investment Objective

Seeks to invest in geographically specific debt securities located in portions of the United States, which may include securities purchased as the result of geographic preferences expressed by certain eligible investors with respect to the amount of their investment in the Fund.

Benchmark	Bloomberg Barclays U.S. Securitized Index

Asset Allocation as of 3/31/22 (% of Fund’s investments)
Top Ten Holdings (excluding investment companies) (as of 3/31/22) (% of Fund’s net assets)

Fannie Mae, Pool #BL4650, 2.30%, 10/1/31

Freddie Mac, Pool #RA5020, 2.00%, 4/1/51

Freddie Mac, Pool #RA5427, 2.50%, 6/1/51

Freddie Mac, Pool #RA4195, 2.00%, 12/1/50

Fannie Mae, Pool #CB2797, 3.00%, 2/1/52

Fannie Mae, Pool #CB2938, 3.00%, 2/1/52

1.16% 1.06% 1.06% 1.01% 0.97% 0.86%

California Health Facilities Financing Authority, Revenue, 2.70%, 6/1/30

Freddie Mac, Pool #RA3249, 2.50%, 8/1/50

Small Business Administration, Pool #510709, (Prime Index - 0.675%), 2.58%, 11/25/45

Freddie Mac, Pool #RA4254, 2.00%, 12/1/50

0.82% 0.73% 0.71% 0.67%
*A listing of all portfolio holdings can be found beginning on page 6

Growth of $1,000,000 Initial Investment Over 10 Years

The graph reflects an initial hypothetical investment of $ 1,000,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

4

FUND STATISTICS (UNAUDITED)
RBC Impact Bond Fund
Seeks to achieve a high level of current income consistent with preservation of capital.	Investment Objective
Bloomberg Barclays U.S. Aggregate Bond Index	Benchmark
Asset Allocation as of 3/31/22 (% of Fund’s investments)

NextEra Energy Capital Holdings, Inc.,
1.90%, 6/15/28

City of Tacoma Electric System, Revenue, Series C, 5.64%, 1/1/27

Astrazeneca Finance LLC, 1.75%, 5/28/28

Reinvestment Fund, Inc. (The), 3.93%, 2/15/28

Freddie Mac, Pool #RA6108, 3.50%, 3/1/52

1.32% 1.27% 1.27% 1.24% 1.20%

Agilent Technologies, Inc., 2.75%, 9/15/29

Fannie Mae, Pool #CB3227, 3.50%, 3/1/52

BlueHub Loan Fund, Inc., Series 2020, 3.10%, 1/1/30

AbbVie, Inc., 3.80%, 3/15/25

Freddie Mac, Pool #RA6760, 3.00%, 2/1/52

1.17% 1.15% 1.11% 0.98% 0.97%	Top Ten Holdings (excluding investment companies) (as of 3/31/22) (% of Fund’s net assets)
*A listing of all portfolio holdings can be found beginning on page 30
Growth of $1,000,000 Initial Investment Since Inception (12/18/17)

The graph reflects an initial hypothetical investment of $1,000,000 over the period from December 18, 2017 (commencement of operations) to March 31, 2022 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. This chart does not imply any future performance.

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

March 31, 2022 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 85.50%
Fannie Mae — 41.98%
$101,834	Pool #257892, 5.50%, 2/1/38	$108,601
67,551	Pool #257913, 5.50%, 1/1/38	71,073
49,885	Pool #258022, 5.50%, 5/1/34	52,343
45,262	Pool #258070, 5.00%, 6/1/34	48,665
32,290	Pool #258121, 5.50%, 6/1/34	33,399
38,588	Pool #258152, 5.50%, 8/1/34	39,658
54,484	Pool #258157, 5.00%, 8/1/34	58,580
53,166	Pool #258163, 5.50%, 8/1/34	55,530
54,807	Pool #258224, 5.50%, 12/1/34	56,433
76,529	Pool #258251, 5.50%, 1/1/35	80,208
90,917	Pool #258305, 5.00%, 3/1/35	97,795
53,940	Pool #258394, 5.00%, 5/1/35	58,021
68,455	Pool #258404, 5.00%, 6/1/35	73,634
40,257	Pool #258410, 5.00%, 4/1/35	43,302
69,847	Pool #258448, 5.00%, 8/1/35	75,131
85,607	Pool #258450, 5.50%, 8/1/35	90,437
168,922	Pool #258627, 5.50%, 2/1/36	177,718
38,190	Pool #258737, 5.50%, 12/1/35	39,308
32,805	Pool #259181, 6.50%, 3/1/31	34,107
2,611	Pool #259187, 6.50%, 4/1/31	2,613
23,218	Pool #259378, 6.00%, 12/1/31	23,887
25,037	Pool #259393, 6.00%, 1/1/32	25,714
34,556	Pool #259590, 5.50%, 11/1/32	35,754
131,587	Pool #259611, 5.50%, 11/1/32	139,297
20,162	Pool #259634, 5.50%, 12/1/32	20,353
112,056	Pool #259659, 5.50%, 2/1/33	119,347
26,843	Pool #259671, 5.50%, 2/1/33	27,635
64,899	Pool #259686, 5.50%, 3/1/33	68,016
28,250	Pool #259722, 5.00%, 5/1/33	30,195
78,859	Pool #259725, 5.00%, 5/1/33	84,289
52,182	Pool #259729, 5.00%, 6/1/33	55,775
50,067	Pool #259761, 5.00%, 6/1/33	53,514
82,793	Pool #259777, 5.00%, 7/1/33	88,494
40,837	Pool #259789, 5.00%, 7/1/33	43,649
22,595	Pool #259819, 5.00%, 8/1/33	24,151
41,784	Pool #259830, 5.00%, 8/1/33	44,661
27,676	Pool #259848, 5.00%, 9/1/33	29,581
59,313	Pool #259867, 5.50%, 10/1/33	62,006
41,931	Pool #259869, 5.50%, 10/1/33	43,114
42,826	Pool #259875, 5.50%, 10/1/33	44,163
30,943	Pool #259998, 5.00%, 3/1/34	33,269
248,467	Pool #469101, 3.75%, 2/1/27	254,933
265,787	Pool #470828, 3.53%, 3/1/32	275,489
64,183	Pool #557295, 7.00%, 12/1/29	68,191
13,586	Pool #576445, 6.00%, 1/1/31	13,698
55,526	Pool #579402, 6.50%, 4/1/31	58,939

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 57,346	Pool #583728, 6.50%, 6/1/31	$60,650
13,510	Pool #590931, 6.50%, 7/1/31	14,013
21,523	Pool #590932, 6.50%, 7/1/31	21,860
13,800	Pool #601865, 6.50%, 4/1/31	13,862
39,832	Pool #607611, 6.50%, 11/1/31	41,795
32,700	Pool #644437, 6.50%, 6/1/32	34,015
1,032,677	Pool #663159, 5.00%, 7/1/32	1,103,076
56,245	Pool #670278, 5.50%, 11/1/32	58,960
19,941	Pool #676702, 5.50%, 11/1/32	20,195
42,053	Pool #677591, 5.50%, 12/1/32	43,684
45,177	Pool #681883, 6.00%, 3/1/33	46,883
74,117	Pool #686542, 5.50%, 3/1/33	76,223
179,057	Pool #695961, 5.50%, 1/1/33	191,412
107,391	Pool #696407, 5.50%, 4/1/33	114,348
331,333	Pool #702478, 5.50%, 6/1/33	356,466
96,556	Pool #702479, 5.00%, 6/1/33	103,205
38,671	Pool #723066, 5.00%, 4/1/33	41,334
157,668	Pool #723067, 5.50%, 5/1/33	166,342
126,217	Pool #723070, 4.50%, 5/1/33	133,632
216,713	Pool #727311, 4.50%, 9/1/33	229,444
109,483	Pool #727312, 5.00%, 9/1/33	117,022
127,112	Pool #727315, 6.00%, 10/1/33	136,890
32,148	Pool #738589, 5.00%, 9/1/33	34,362
40,420	Pool #739269, 5.00%, 9/1/33	43,203
42,654	Pool #743595, 5.50%, 10/1/33	44,405
81,379	Pool #748041, 4.50%, 10/1/33	86,160
73,694	Pool #749891, 5.00%, 9/1/33	78,769
137,583	Pool #753533, 5.00%, 11/1/33	147,057
35,819	Pool #755679, 6.00%, 1/1/34	37,541
324,504	Pool #777621, 5.00%, 2/1/34	346,850
69,660	Pool #781741, 6.00%, 9/1/34	73,774
97,475	Pool #781954, 5.00%, 6/1/34	104,804
81,598	Pool #781959, 5.50%, 6/1/34	85,088
120,865	Pool #783893, 5.50%, 12/1/34	128,637
62,322	Pool #783929, 5.50%, 10/1/34	65,547
6,336	Pool #788329, 6.50%, 8/1/34	6,354
36,261	Pool #798725, 5.50%, 11/1/34	37,315
53,823	Pool #799548, 6.00%, 9/1/34	56,783
623,442	Pool #806754, 4.50%, 9/1/34	660,603
266,072	Pool #806757, 6.00%, 9/1/34	287,145
354,031	Pool #806761, 5.50%, 9/1/34	385,153
97,066	Pool #808205, 5.00%, 1/1/35	104,365
166,639	Pool #815009, 5.00%, 4/1/35	179,247
59,147	Pool #817641, 5.00%, 11/1/35	63,621
132,239	Pool #820335, 5.00%, 9/1/35	142,244
95,513	Pool #820336, 5.00%, 9/1/35	102,740
88,657	Pool #822008, 5.00%, 5/1/35	95,364

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 140,573	Pool #829275, 5.00%, 8/1/35	$151,209
133,546	Pool #829276, 5.00%, 8/1/35	143,649
199,689	Pool #829649, 5.50%, 3/1/35	211,798
141,164	Pool #844361, 5.50%, 11/1/35	149,314
83,638	Pool #845245, 5.50%, 11/1/35	87,795
27,415	Pool #866969, 6.00%, 2/1/36	27,966
70,798	Pool #884693, 5.50%, 4/1/36	74,633
305,781	Pool #885724, 5.50%, 6/1/36	324,804
64,122	Pool #919368, 5.50%, 4/1/37	67,239
250,915	Pool #922582, 6.00%, 12/1/36	269,903
89,129	Pool #934941, 5.00%, 8/1/39	96,117
268,912	Pool #934942, 5.00%, 9/1/39	289,997
53,934	Pool #943394, 5.50%, 6/1/37	56,550
181,565	Pool #948600, 6.00%, 8/1/37	194,915
68,167	Pool #952678, 6.50%, 8/1/37	72,111
72,775	Pool #952693, 6.50%, 8/1/37	76,519
96,775	Pool #986239, 6.00%, 7/1/38	101,956
112,794	Pool #986957, 5.50%, 7/1/38	119,475
46,591	Pool #990510, 5.50%, 8/1/38	48,170
151,111	Pool #990511, 6.00%, 8/1/38	162,268
150,113	Pool #990617, 5.50%, 9/1/38	160,477
165,005	Pool #AA0645, 4.50%, 3/1/39	175,238
121,866	Pool #AA2243, 4.50%, 5/1/39	129,451
80,046	Pool #AA3206, 4.00%, 4/1/39	83,435
337,841	Pool #AA3207, 4.50%, 3/1/39	358,793
209,894	Pool #AA7042, 4.50%, 6/1/39	222,911
256,824	Pool #AA7658, 4.00%, 6/1/39	267,696
6,556	Pool #AA7659, 4.50%, 6/1/39	6,963
51,867	Pool #AA7741, 4.50%, 6/1/24	52,697
1,017,531	Pool #AB7798, 3.00%, 1/1/43	1,015,312
870,521	Pool #AB9204, 3.00%, 4/1/43	868,271
86,975	Pool #AC1463, 5.00%, 8/1/39	93,795
256,449	Pool #AC2109, 4.50%, 7/1/39	272,353
21,211	Pool #AC4394, 5.00%, 9/1/39	22,874
243,347	Pool #AC4395, 5.00%, 9/1/39	262,427
91,212	Pool #AC5329, 5.00%, 10/1/39	98,364
190,538	Pool #AC6305, 5.00%, 11/1/39	205,478
130,433	Pool #AC6307, 5.00%, 12/1/39	140,660
280,916	Pool #AC6790, 5.00%, 12/1/39	302,942
398,750	Pool #AC7199, 5.00%, 12/1/39	430,015
276,819	Pool #AD1470, 5.00%, 2/1/40	298,630
742,950	Pool #AD1471, 4.50%, 2/1/40	789,026
558,533	Pool #AD1585, 4.50%, 2/1/40	593,172
328,154	Pool #AD1586, 5.00%, 1/1/40	353,884
226,792	Pool #AD1638, 4.50%, 2/1/40	240,792
134,760	Pool #AD1640, 4.50%, 3/1/40	143,079
748,250	Pool #AD1942, 4.50%, 1/1/40	794,654
137,836	Pool #AD1943, 5.00%, 1/1/40	148,644

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$152,474	Pool #AD1988, 4.50%, 2/1/40	$161,930
177,591	Pool #AD2896, 5.00%, 3/1/40	191,583
88,318	Pool #AD4456, 4.50%, 4/1/40	93,770
404,753	Pool #AD4458, 4.50%, 4/1/40	429,740
244,460	Pool #AD4940, 4.50%, 6/1/40	259,550
81,348	Pool #AD4946, 4.50%, 6/1/40	86,370
112,036	Pool #AD5728, 5.00%, 4/1/40	120,864
205,809	Pool #AD7239, 4.50%, 7/1/40	218,514
49,725	Pool #AD7242, 4.50%, 7/1/40	52,795
86,137	Pool #AD7256, 4.50%, 7/1/40	91,454
227,763	Pool #AD7271, 4.50%, 7/1/40	241,823
249,098	Pool #AD7272, 4.50%, 7/1/40	264,475
156,979	Pool #AD8960, 5.00%, 6/1/40	169,348
313,137	Pool #AD9614, 4.50%, 8/1/40	332,468
34,762	Pool #AE2011, 4.00%, 9/1/40	36,234
959,790	Pool #AE2012, 4.00%, 9/1/40	1,000,420
110,765	Pool #AE2023, 4.00%, 9/1/40	115,454
394,296	Pool #AE5432, 4.00%, 10/1/40	410,988
311,617	Pool #AE5435, 4.50%, 9/1/40	330,853
231,194	Pool #AE5806, 4.50%, 9/1/40	245,466
330,752	Pool #AE5861, 4.00%, 10/1/40	344,754
122,982	Pool #AE5862, 4.00%, 10/1/40	128,189
262,830	Pool #AE6850, 4.00%, 10/1/40	273,956
11,410	Pool #AE6851, 4.00%, 10/1/40	11,893
145,459	Pool #AE7699, 4.00%, 11/1/40	151,616
390,108	Pool #AE7703, 4.00%, 10/1/40	406,622
274,535	Pool #AE7707, 4.00%, 11/1/40	286,156
119,293	Pool #AH0300, 4.00%, 11/1/40	124,342
214,098	Pool #AH0301, 3.50%, 11/1/40	218,720
24,652	Pool #AH0302, 4.00%, 11/1/40	25,696
249,674	Pool #AH0306, 4.00%, 12/1/40	260,244
348,429	Pool #AH0508, 4.00%, 11/1/40	363,178
558,203	Pool #AH0537, 4.00%, 12/1/40	581,833
523,743	Pool #AH0914, 4.50%, 11/1/40	556,074
256,465	Pool #AH0917, 4.00%, 12/1/40	267,321
225,993	Pool #AH1077, 4.00%, 1/1/41	235,560
309,112	Pool #AH2973, 4.00%, 12/1/40	322,198
218,375	Pool #AH2980, 4.00%, 1/1/41	227,619
627,803	Pool #AH5656, 4.00%, 1/1/41	654,380
331,145	Pool #AH5658, 4.00%, 2/1/41	345,163
238,550	Pool #AH5662, 4.00%, 2/1/41	248,649
264,541	Pool #AH5882, 4.00%, 2/1/26	272,423
153,178	Pool #AH6764, 4.00%, 3/1/41	159,662
629,071	Pool #AH6768, 4.00%, 3/1/41	655,672
121,732	Pool #AH7277, 4.00%, 3/1/41	126,879
408,893	Pool #AH7281, 4.00%, 3/1/41	426,184
106,859	Pool #AH7526, 4.50%, 3/1/41	113,403

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 441,486	Pool #AH7537, 4.00%, 3/1/41	$460,155
136,927	Pool #AH8878, 4.50%, 4/1/41	145,312
141,238	Pool #AH8885, 4.50%, 4/1/41	149,888
101,465	Pool #AH9050, 3.50%, 2/1/26	103,614
349,228	Pool #AI0114, 4.00%, 3/1/41	363,995
263,324	Pool #AI1846, 4.50%, 5/1/41	279,451
271,921	Pool #AI1847, 4.50%, 5/1/41	288,574
541,433	Pool #AI1848, 4.50%, 5/1/41	574,592
348,041	Pool #AI1849, 4.50%, 5/1/41	369,356
169,359	Pool #AJ0651, 4.00%, 8/1/41	176,520
566,899	Pool #AJ9133, 4.00%, 1/1/42	590,872
276,729	Pool #AK6715, 3.50%, 3/1/42	282,997
340,296	Pool #AK6716, 3.50%, 3/1/42	348,004
322,528	Pool #AK6718, 3.50%, 2/1/42	329,833
817,474	Pool #AM1750, 3.04%, 12/1/30	812,017
2,723,929	Pool #AM4392, 3.79%, 10/1/23	2,756,038
220,345	Pool #AM6907, 3.68%, 10/1/32	229,146
1,377,972	Pool #AM7764, 3.05%, 1/1/27	1,383,399
460,235	Pool #AM9780, 3.31%, 3/1/31	470,380
350,000	Pool #AN0360, 3.95%, 12/1/45	372,920
296,333	Pool #AN1381, 2.56%, 8/1/26	291,890
896,121	Pool #AN2066, 2.75%, 7/1/26	896,348
912,368	Pool #AN2746, 2.30%, 9/1/26	890,612
453,123	Pool #AN3919, 2.82%, 12/1/26	451,106
1,141,700	Pool #AN4045, 3.15%, 1/1/29	1,147,483
820,981	Pool #AN5053, 3.34%, 4/1/27	834,820
200,998	Pool #AN6580, 3.36%, 9/1/29	205,784
922,532	Pool #AN7154, 3.21%, 10/1/32	938,974
466,886	Pool #AN7982, 2.80%, 1/1/26	461,446
2,000,000	Pool #AN8055, 3.05%, 1/1/30	2,019,435
1,500,000	Pool #AN8121, 3.16%, 1/1/35	1,510,677
203,382	Pool #AO2923, 3.50%, 5/1/42	207,989
575,986	Pool #AO8029, 3.50%, 7/1/42	589,033
136,645	Pool #AP7483, 3.50%, 9/1/42	139,740
185,784	Pool #AQ6710, 2.50%, 10/1/27	184,996
600,040	Pool #AQ7193, 3.50%, 7/1/43	611,816
220,594	Pool #AR6928, 3.00%, 3/1/43	220,024
825,250	Pool #AS1916, 4.00%, 3/1/44	858,588
141,314	Pool #AS1917, 4.00%, 3/1/44	147,022
420,001	Pool #AS2439, 4.00%, 5/1/44	436,967
484,193	Pool #AS3244, 4.00%, 9/1/44	503,753
782,587	Pool #AS3494, 4.00%, 10/1/44	814,202
186,015	Pool #AS3726, 4.00%, 11/1/44	190,818
362,679	Pool #AS3929, 4.00%, 12/1/44	377,330
463,466	Pool #AS3930, 4.00%, 11/1/44	482,189
483,232	Pool #AS4070, 4.00%, 12/1/44	502,753
148,637	Pool #AS4390, 3.50%, 2/1/45	151,507
171,219	Pool #AS4732, 3.50%, 4/1/45	174,198

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 671,697	Pool #AS4905, 3.50%, 4/1/45	$683,386
970,390	Pool #AS5341, 3.50%, 7/1/45	987,276
563,723	Pool #AS5576, 4.00%, 8/1/45	585,439
422,036	Pool #AS5919, 3.50%, 9/1/45	429,380
477,938	Pool #AS6303, 4.00%, 11/1/45	496,350
237,150	Pool #AS6607, 4.00%, 1/1/46	246,286
740,101	Pool #AS6778, 3.50%, 3/1/46	749,824
271,438	Pool #AS6958, 3.50%, 4/1/46	275,004
741,467	Pool #AS7138, 3.50%, 5/1/46	751,208
385,907	Pool #AS7139, 3.50%, 5/1/46	390,977
825,558	Pool #AS7334, 3.00%, 6/1/46	819,735
877,862	Pool #AS7335, 3.00%, 5/1/46	871,670
335,063	Pool #AS7336, 3.00%, 6/1/46	332,700
1,479,709	Pool #AS7504, 3.00%, 7/1/46	1,469,272
455,136	Pool #AS7516, 3.00%, 7/1/46	451,926
408,586	Pool #AS7517, 3.00%, 6/1/46	405,704
123,186	Pool #AS7518, 3.00%, 7/1/46	122,317
154,304	Pool #AS7674, 3.00%, 8/1/46	153,216
1,046,110	Pool #AS7676, 3.00%, 8/1/46	1,038,731
649,778	Pool #AS8077, 3.00%, 10/1/46	645,194
480,808	Pool #AS8289, 3.00%, 10/1/46	477,417
700,872	Pool #AS8441, 3.00%, 11/1/46	695,928
991,487	Pool #AS8633, 3.50%, 1/1/47	1,004,513
318,011	Pool #AS8776, 3.50%, 2/1/47	322,189
344,645	Pool #AS9381, 4.00%, 4/1/47	354,739
162,736	Pool #AS9549, 4.00%, 5/1/47	167,701
994,219	Pool #AS9550, 4.00%, 5/1/47	1,022,658
204,928	Pool #AS9727, 3.50%, 6/1/47	206,019
241,282	Pool #AS9729, 4.00%, 6/1/47	248,184
194,167	Pool #AS9825, 4.00%, 6/1/47	199,854
442,901	Pool #AT2688, 3.00%, 5/1/43	441,756
88,540	Pool #AT2691, 3.00%, 5/1/43	88,311
354,585	Pool #AT3963, 2.50%, 3/1/28	353,393
115,893	Pool #AT7873, 2.50%, 6/1/28	115,503
320,807	Pool #AU0971, 3.50%, 8/1/43	327,103
371,338	Pool #AU2165, 3.50%, 7/1/43	378,626
519,587	Pool #AU2188, 3.50%, 8/1/43	529,784
65,073	Pool #AU6054, 4.00%, 9/1/43	67,782
187,490	Pool #AU6718, 4.00%, 10/1/43	195,295
358,394	Pool #AU7003, 4.00%, 11/1/43	373,871
232,220	Pool #AU7005, 4.00%, 11/1/43	241,556
380,458	Pool #AV0679, 4.00%, 12/1/43	396,297
337,845	Pool #AV9282, 4.00%, 2/1/44	347,693
237,738	Pool #AW0993, 4.00%, 5/1/44	247,719
134,070	Pool #AW1565, 4.00%, 4/1/44	138,238
701,498	Pool #AW5046, 4.00%, 7/1/44	729,837
81,644	Pool #AW5047, 4.00%, 7/1/44	85,071

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 107,321	Pool #AW7040, 4.00%, 6/1/44	$110,855
150,006	Pool #AW8629, 3.50%, 5/1/44	152,902
682,768	Pool #AX2884, 3.50%, 11/1/44	695,951
520,387	Pool #AX4860, 3.50%, 12/1/44	530,435
568,217	Pool #AY1389, 3.50%, 4/1/45	578,104
173,705	Pool #AY3435, 3.50%, 5/1/45	176,727
607,165	Pool #AY5571, 3.50%, 6/1/45	617,730
302,843	Pool #BC0802, 3.50%, 4/1/46	306,822
514,694	Pool #BC0804, 3.50%, 4/1/46	521,456
651,337	Pool #BC1135, 3.00%, 6/1/46	646,742
904,061	Pool #BD5021, 3.50%, 2/1/47	915,938
1,131,854	Pool #BD7140, 4.00%, 4/1/47	1,164,229
1,392,740	Pool #BE4232, 3.00%, 12/1/46	1,382,916
181,257	Pool #BE9743, 3.50%, 4/1/47	182,894
1,008,644	Pool #BH2665, 3.50%, 9/1/47	1,017,681
107,087	Pool #BH4659, 4.00%, 6/1/47	111,167
469,861	Pool #BJ0657, 4.00%, 2/1/48	481,099
401,881	Pool #BJ2670, 4.00%, 4/1/48	411,494
757,036	Pool #BJ5158, 4.00%, 4/1/48	777,298
308,990	Pool #BK7685, 4.00%, 10/1/48	316,381
429,553	Pool #BK7924, 4.00%, 11/1/48	442,325
8,920,000	Pool #BL4650, 2.30%, 10/1/31	8,488,223
2,400,000	Pool #BL4970, 2.80%, 11/1/36	2,300,801
2,597,767	Pool #BL9077, 1.50%, 1/1/31	2,356,879
3,000,000	Pool #BL9218, 1.41%, 11/1/30	2,674,318
500,000	Pool #BL9633, 1.92%, 12/1/35	443,154
1,527,000	Pool #BL9652, 1.56%, 12/1/30	1,390,664
1,500,000	Pool #BL9824, 1.56%, 12/1/30	1,353,935
250,000	Pool #BL9895, 1.62%, 12/1/32	222,237
103,065	Pool #BO1263, 3.50%, 6/1/49	103,633
709,433	Pool #BO3599, 3.00%, 9/1/49	697,842
576,556	Pool #BO5263, 3.00%, 9/1/49	567,137
2,482,423	Pool #BO6771, 2.50%, 5/1/51	2,374,294
776,077	Pool #BP3417, 2.50%, 5/1/51	742,393
694,429	Pool #BP8731, 2.50%, 6/1/50	665,993
1,155,066	Pool #BP8741, 2.50%, 6/1/50	1,107,767
1,814,063	Pool #BQ4469, 2.00%, 2/1/51	1,691,275
503,716	Pool #BQ4493, 1.50%, 2/1/51	449,943
467,164	Pool #BQ5723, 2.00%, 10/1/50	435,543
1,476,052	Pool #BQ7523, 2.00%, 11/1/50	1,376,143
835,637	Pool #BQ7524, 2.50%, 10/1/50	800,775
4,692,670	Pool #BR0940, 2.00%, 4/1/51	4,365,739
874,120	Pool #BR1037, 2.50%, 5/1/51	836,045
2,216,507	Pool #BR1113, 2.00%, 11/1/50	2,066,479
873,295	Pool #BR1114, 1.50%, 11/1/50	780,068
331,275	Pool #BR1115, 2.50%, 12/1/50	317,390
1,289,110	Pool #BR2051, 2.50%, 6/1/51	1,232,959
2,883,312	Pool #BR2234, 2.50%, 8/1/51	2,756,827

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$1,046,412	Pool #BR3565, 2.00%, 1/1/51	$975,584
811,768	Pool #BR3566, 2.50%, 12/1/50	777,589
225,348	Pool #BR7088, 2.00%, 3/1/51	209,683
1,743,133	Pool #BS0025, 1.38%, 12/1/30	1,571,241
3,000,000	Pool #BS0046, 1.23%, 12/1/27	2,754,926
2,950,000	Pool #BS0179, 1.67%, 1/1/33	2,633,314
4,387,641	Pool #BS0345, 1.61%, 1/1/36	3,826,822
2,545,000	Pool #BS0391, 1.63%, 1/1/33	2,255,647
1,990,000	Pool #BS0596, 1.38%, 1/1/31	1,766,933
3,700,000	Pool #BS0915, 1.62%, 3/1/31	3,351,064
1,000,000	Pool #BS1281, 1.59%, 3/1/31	900,332
690,000	Pool #BS1326, 1.19%, 3/1/26	647,127
1,959,017	Pool #BS1482, 1.61%, 3/1/31	1,790,255
700,000	Pool #BS1524, 2.01%, 3/1/33	641,035
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,398,351
2,016,429	Pool #BS1877, 2.97%, 5/1/51	1,950,613
1,000,000	Pool #BS4422, 2.59%, 3/1/32	972,029
1,842,003	Pool #BT6821, 2.50%, 10/1/51	1,760,626
2,059,242	Pool #BT9419, 2.50%, 11/1/51	1,967,949
674,005	Pool #BT9520, 2.50%, 12/1/51	643,915
1,445,903	Pool #BU1334, 2.50%, 2/1/52	1,381,129
1,848,910	Pool #BU1337, 3.00%, 2/1/52	1,810,825
246,844	Pool #BV4205, 3.00%, 2/1/52	241,673
580,327	Pool #CA0114, 3.50%, 8/1/47	585,526
594,966	Pool #CA0334, 3.50%, 9/1/47	600,297
797,136	Pool #CA0534, 3.50%, 10/1/47	804,278
400,355	Pool #CA0536, 3.50%, 10/1/47	403,942
607,460	Pool #CA0551, 4.00%, 10/1/47	624,836
508,795	Pool #CA0565, 3.50%, 10/1/47	513,354
1,081,513	Pool #CA0742, 3.50%, 11/1/47	1,091,203
640,177	Pool #CA0743, 3.50%, 11/1/47	645,956
665,601	Pool #CA0825, 3.50%, 12/1/47	671,565
682,335	Pool #CA0981, 3.50%, 12/1/47	688,449
422,796	Pool #CA1070, 3.50%, 1/1/48	426,584
489,044	Pool #CA1115, 3.50%, 1/1/48	493,426
1,003,461	Pool #CA1130, 3.50%, 1/1/48	1,012,452
664,783	Pool #CA1131, 3.50%, 2/1/48	670,739
301,823	Pool #CA1132, 3.50%, 1/1/48	304,527
642,982	Pool #CA1144, 3.50%, 2/1/48	648,743
108,432	Pool #CA1152, 3.50%, 2/1/48	109,404
405,772	Pool #CA1160, 3.50%, 2/1/48	409,435
511,302	Pool #CA1161, 3.50%, 2/1/48	517,796
282,709	Pool #CA1338, 4.00%, 3/1/48	289,470
877,514	Pool #CA1339, 3.50%, 3/1/48	888,660
194,665	Pool #CA1418, 4.00%, 3/1/48	199,875
247,851	Pool #CA1420, 4.00%, 3/1/48	253,779
189,693	Pool #CA1468, 4.00%, 3/1/48	195,117

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 484,081	Pool #CA1469, 4.00%, 3/1/48	$495,659
411,431	Pool #CA1471, 4.00%, 3/1/48	422,442
1,109,847	Pool #CA1507, 4.00%, 4/1/48	1,136,392
415,896	Pool #CA1610, 3.50%, 3/1/48	421,179
441,031	Pool #CA1611, 4.00%, 4/1/48	452,835
434,481	Pool #CA1612, 3.50%, 4/1/48	440,000
518,720	Pool #CA1613, 4.00%, 4/1/48	531,127
201,013	Pool #CA2381, 4.00%, 9/1/48	206,760
216,742	Pool #CA2440, 4.00%, 9/1/48	222,543
173,190	Pool #CA2441, 4.00%, 10/1/48	178,339
167,999	Pool #CA2442, 4.00%, 10/1/48	172,994
605,152	Pool #CA2443, 4.00%, 10/1/48	621,349
196,506	Pool #CA2468, 4.00%, 10/1/48	202,124
607,927	Pool #CA2594, 4.00%, 11/1/48	627,300
250,766	Pool #CA2913, 4.00%, 1/1/49	256,764
314,315	Pool #CA3042, 4.00%, 1/1/49	321,832
360,779	Pool #CA3043, 4.00%, 2/1/49	371,094
385,964	Pool #CA3045, 4.50%, 1/1/49	403,222
28,141	Pool #CA3132, 4.00%, 2/1/49	29,018
253,923	Pool #CA3557, 3.50%, 5/1/49	255,727
542,971	Pool #CA3628, 3.50%, 6/1/49	545,654
471,462	Pool #CA3793, 3.50%, 6/1/49	473,792
143,119	Pool #CA3936, 3.50%, 7/1/49	143,997
434,990	Pool #CA4043, 3.00%, 8/1/49	427,884
509,944	Pool #CA4320, 3.00%, 9/1/49	501,613
327,004	Pool #CA5106, 3.00%, 1/1/50	321,661
431,816	Pool #CA5132, 3.00%, 2/1/50	424,761
985,975	Pool #CA5309, 3.00%, 3/1/50	968,247
551,715	Pool #CA5312, 3.00%, 3/1/50	541,795
695,346	Pool #CA6150, 2.50%, 6/1/50	667,006
1,206,499	Pool #CA6151, 2.50%, 6/1/50	1,157,326
291,935	Pool #CA6251, 3.00%, 6/1/50	286,652
1,498,469	Pool #CA6253, 2.00%, 7/1/50	1,397,043
4,329,373	Pool #CA6261, 2.50%, 6/1/50	4,152,090
1,530,169	Pool #CA6263, 2.50%, 7/1/50	1,467,510
856,615	Pool #CA6285, 2.50%, 7/1/50	821,538
1,754,012	Pool #CA6966, 2.00%, 9/1/50	1,635,289
2,569,236	Pool #CA6967, 2.00%, 9/1/50	2,395,333
1,406,018	Pool #CA6968, 2.00%, 9/1/50	1,310,850
1,097,832	Pool #CA6969, 2.00%, 9/1/50	1,023,524
1,548,412	Pool #CA6971, 2.50%, 9/1/50	1,484,410
1,427,442	Pool #CA6972, 2.50%, 8/1/50	1,368,440
1,020,901	Pool #CA6973, 2.50%, 9/1/50	978,703
1,145,903	Pool #CA7258, 2.50%, 9/1/50	1,098,317
1,205,359	Pool #CA7259, 2.50%, 9/1/50	1,155,304
1,672,312	Pool #CA7317, 2.00%, 10/1/50	1,559,119
1,846,733	Pool #CA7549, 2.00%, 10/1/50	1,721,733
1,811,487	Pool #CA7917, 2.00%, 11/1/50	1,688,873

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 919,011	Pool #CA8069, 1.50%, 12/1/50	$820,904
1,113,935	Pool #CA8070, 2.00%, 12/1/50	1,038,537
3,832,929	Pool #CA8077, 2.00%, 12/1/50	3,573,491
3,772,864	Pool #CA8337, 1.50%, 12/1/50	3,370,099
4,834,109	Pool #CA8340, 2.00%, 12/1/50	4,506,904
905,809	Pool #CA8425, 1.50%, 12/1/50	809,111
1,072,145	Pool #CA8432, 2.00%, 12/1/50	999,575
2,554,341	Pool #CA8518, 2.00%, 1/1/51	2,381,446
1,402,756	Pool #CA8685, 1.50%, 1/1/51	1,253,007
4,364,447	Pool #CA8811, 2.00%, 1/1/51	4,069,032
4,965,533	Pool #CA9048, 2.00%, 2/1/51	4,629,432
4,017,149	Pool #CB0063, 2.50%, 4/1/51	3,843,416
342,955	Pool #CB0245, 2.50%, 4/1/51	328,123
909,358	Pool #CB0437, 2.50%, 5/1/51	869,889
645,410	Pool #CB0480, 2.50%, 5/1/51	617,297
204,798	Pool #CB0576, 2.50%, 5/1/51	195,878
271,509	Pool #CB0582, 2.50%, 5/1/51	259,683
2,002,079	Pool #CB0688, 2.50%, 6/1/51	1,914,873
487,003	Pool #CB0689, 2.50%, 6/1/51	465,790
1,068,359	Pool #CB0972, 2.50%, 6/1/51	1,021,657
499,014	Pool #CB1003, 2.50%, 7/1/51	477,201
314,585	Pool #CB1010, 2.50%, 7/1/51	300,834
1,417,338	Pool #CB1060, 2.00%, 7/1/51	1,317,714
1,992,697	Pool #CB1311, 2.50%, 8/1/51	1,905,282
2,093,770	Pool #CB1444, 2.50%, 8/1/51	2,001,596
1,011,908	Pool #CB1515, 2.50%, 8/1/51	967,361
1,776,723	Pool #CB1532, 2.50%, 9/1/51	1,698,506
4,102,240	Pool #CB1575, 2.50%, 9/1/51	3,921,646
1,982,596	Pool #CB1809, 2.50%, 10/1/51	1,895,009
1,080,056	Pool #CB1956, 2.50%, 10/1/51	1,032,174
916,840	Pool #CB2029, 2.50%, 11/1/51	876,194
1,920,341	Pool #CB2205, 2.50%, 11/1/51	1,834,908
744,925	Pool #CB2268, 2.50%, 12/1/51	711,785
534,340	Pool #CB2467, 2.50%, 12/1/51	510,486
1,871,627	Pool #CB2515, 2.50%, 12/1/51	1,788,072
783,296	Pool #CB2524, 2.50%, 1/1/52	748,327
2,991,710	Pool #CB2761, 3.00%, 2/1/52	2,930,084
7,204,022	Pool #CB2797, 3.00%, 2/1/52	7,055,627
6,416,622	Pool #CB2938, 3.00%, 2/1/52	6,280,291
1,207,840	Pool #CB3052, 3.00%, 2/1/52	1,182,488
1,290,544	Pool #CB3249, 3.00%, 4/1/52	1,263,078
2,032,350	Pool #CB3281, 3.50%, 4/1/52	2,037,929
48,911	Pool #MC0013, 5.50%, 12/1/38	51,428
79,111	Pool #MC0014, 5.50%, 12/1/38	84,216
65,432	Pool #MC0016, 5.50%, 11/1/38	69,124
62,727	Pool #MC0038, 4.50%, 3/1/39	66,631
43,172	Pool #MC0059, 4.00%, 4/1/39	45,141

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 76,608	Pool #MC0081, 4.00%, 5/1/39	$79,851
40,941	Pool #MC0112, 4.50%, 6/1/39	43,489
82,031	Pool #MC0127, 4.50%, 7/1/39	87,119
353,313	Pool #MC0154, 4.50%, 8/1/39	375,225
82,328	Pool #MC0160, 4.50%, 8/1/39	87,434
192,690	Pool #MC0177, 4.50%, 9/1/39	204,640
112,467	Pool #MC0270, 4.50%, 3/1/40	118,014
255,069	Pool #MC0325, 4.50%, 7/1/40	270,815
143,420	Pool #MC0584, 4.00%, 1/1/42	149,485

		306,221,402

Freddie Mac — 37.77%
430,387	Pool #Q63813, 3.50%, 4/1/49	432,840
769,550	Pool #QB5148, 2.00%, 11/1/50	717,455
1,255,511	Pool #QB5731, 2.00%, 11/1/50	1,170,518
1,927,267	Pool #QB5732, 2.50%, 11/1/50	1,846,860
1,744,977	Pool #QB6982, 2.00%, 11/1/50	1,626,849
524,404	Pool #QB6992, 1.50%, 12/1/50	468,428
1,319,909	Pool #QC4676, 2.50%, 7/1/51	1,262,211
973,388	Pool #QC6090, 2.50%, 8/1/51	930,687
1,740,384	Pool #QC6108, 2.50%, 8/1/51	1,663,766
1,057,755	Pool #QC6643, 2.50%, 8/1/51	1,011,189
1,114,599	Pool #QC9175, 2.50%, 10/1/51	1,065,357
1,781,574	Pool #QD0152, 2.50%, 10/1/51	1,702,590
275,956	Pool #QD1762, 2.00%, 11/1/51	256,431
2,670,444	Pool #QD4183, 2.50%, 12/1/51	2,551,639
853,081	Pool #QD7419, 3.00%, 2/1/52	835,185
494,147	Pool #RA1234, 3.50%, 8/1/49	496,592
264,930	Pool #RA1382, 3.00%, 9/1/49	260,597
1,376,589	Pool #RA1383, 3.00%, 9/1/49	1,354,076
260,745	Pool #RA1470, 3.00%, 10/1/49	256,481
468,024	Pool #RA1713, 3.00%, 11/1/49	460,370
483,535	Pool #RA1714, 3.00%, 11/1/49	475,627
227,979	Pool #RA1715, 3.00%, 10/1/49	224,251
648,537	Pool #RA1716, 3.00%, 11/1/49	637,931
485,887	Pool #RA1724, 2.50%, 10/1/49	467,287
386,432	Pool #RA1979, 3.00%, 12/1/49	380,112
926,949	Pool #RA1987, 3.00%, 12/1/49	911,789
1,477,759	Pool #RA1988, 3.00%, 1/1/50	1,453,592
796,085	Pool #RA2158, 3.00%, 2/1/50	781,803
757,035	Pool #RA2162, 3.00%, 2/1/50	743,454
1,042,419	Pool #RA2255, 3.00%, 3/1/50	1,023,717
1,116,606	Pool #RA2256, 3.00%, 3/1/50	1,096,574
754,149	Pool #RA2340, 3.00%, 3/1/50	740,590
365,678	Pool #RA2395, 2.50%, 4/1/50	350,915
452,115	Pool #RA3097, 2.50%, 7/1/50	433,687
1,409,990	Pool #RA3207, 2.50%, 7/1/50	1,351,979
3,219,269	Pool #RA3208, 2.50%, 7/1/50	3,086,819

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$5,532,614	Pool #RA3249, 2.50%, 8/1/50	$5,304,987
846,181	Pool #RA3339, 2.00%, 8/1/50	788,898
1,391,410	Pool #RA3552, 2.00%, 9/1/50	1,297,217
1,178,066	Pool #RA3553, 2.50%, 8/1/50	1,129,370
3,740,521	Pool #RA3679, 2.00%, 9/1/50	3,487,303
1,888,402	Pool #RA3680, 2.50%, 9/1/50	1,810,344
807,700	Pool #RA3711, 2.00%, 9/1/50	753,022
609,607	Pool #RA3712, 2.50%, 9/1/50	584,291
504,543	Pool #RA3733, 2.00%, 10/1/50	470,388
736,265	Pool #RA3734, 2.50%, 10/1/50	705,689
859,871	Pool #RA3747, 2.00%, 9/1/50	801,661
3,898,546	Pool #RA3748, 2.50%, 10/1/50	3,736,647
1,752,884	Pool #RA3751, 2.00%, 10/1/50	1,634,221
2,757,236	Pool #RA3803, 1.50%, 12/1/50	2,462,922
404,645	Pool #RA3861, 1.50%, 10/1/50	361,452
1,703,713	Pool #RA3862, 2.00%, 10/1/50	1,588,379
1,937,990	Pool #RA3917, 1.50%, 10/1/50	1,731,125
3,583,615	Pool #RA3918, 2.00%, 10/1/50	3,341,018
833,875	Pool #RA3928, 1.50%, 11/1/50	744,865
207,842	Pool #RA3929, 2.00%, 10/1/50	193,772
579,351	Pool #RA4018, 2.00%, 1/1/51	540,132
676,591	Pool #RA4055, 2.00%, 11/1/50	630,788
726,761	Pool #RA4056, 1.50%, 11/1/50	649,185
7,868,226	Pool #RA4195, 2.00%, 12/1/50	7,335,579
5,220,961	Pool #RA4254, 2.00%, 12/1/50	4,867,523
915,832	Pool #RA4274, 1.50%, 12/1/50	818,074
1,098,408	Pool #RA4357, 2.00%, 1/1/51	1,024,050
1,568,850	Pool #RA4377, 2.00%, 2/1/51	1,462,646
2,316,722	Pool #RA4420, 2.00%, 1/1/51	2,159,889
3,403,197	Pool #RA4503, 2.00%, 2/1/51	3,172,814
898,028	Pool #RA4548, 2.00%, 2/1/51	837,235
2,267,573	Pool #RA4578, 2.00%, 2/1/51	2,109,955
357,231	Pool #RA4590, 2.00%, 2/1/51	332,400
306,587	Pool #RA4597, 2.00%, 2/1/51	285,832
255,599	Pool #RA4618, 2.00%, 2/1/51	238,296
994,030	Pool #RA4621, 2.00%, 2/1/51	924,936
1,663,760	Pool #RA4738, 2.00%, 3/1/51	1,548,113
4,212,604	Pool #RA4745, 2.00%, 3/1/51	3,919,789
1,437,462	Pool #RA4775, 2.00%, 3/1/51	1,337,545
1,355,185	Pool #RA4835, 2.50%, 3/1/51	1,296,785
2,469,833	Pool #RA4872, 2.50%, 4/1/51	2,363,016
4,284,755	Pool #RA4960, 2.50%, 4/1/51	4,099,446
8,347,001	Pool #RA5020, 2.00%, 4/1/51	7,765,512
3,376,067	Pool #RA5021, 1.50%, 4/1/51	3,015,266
415,773	Pool #RA5043, 2.50%, 4/1/51	397,727
721,399	Pool #RA5045, 2.50%, 5/1/51	690,088
3,075,531	Pool #RA5068, 2.00%, 4/1/51	2,860,799

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$1,782,617	Pool #RA5173, 2.50%, 4/1/51	$1,705,245
1,039,008	Pool #RA5195, 2.50%, 5/1/51	995,006
868,924	Pool #RA5197, 2.50%, 5/1/51	831,210
1,367,360	Pool #RA5217, 2.50%, 5/1/51	1,310,905
2,074,471	Pool #RA5234, 2.50%, 5/1/51	1,984,110
1,141,337	Pool #RA5237, 2.50%, 5/1/51	1,091,799
2,795,897	Pool #RA5278, 2.50%, 5/1/51	2,674,112
2,226,803	Pool #RA5350, 2.50%, 6/1/51	2,129,806
3,004,559	Pool #RA5379, 2.50%, 6/1/51	2,873,685
3,376,918	Pool #RA5380, 2.50%, 6/1/51	3,229,825
1,902,436	Pool #RA5387, 2.50%, 6/1/51	1,820,480
244,414	Pool #RA5404, 2.50%, 6/1/51	233,730
8,095,037	Pool #RA5427, 2.50%, 6/1/51	7,741,174
2,341,609	Pool #RA5452, 2.50%, 6/1/51	2,239,249
1,387,612	Pool #RA5509, 2.50%, 7/1/51	1,326,955
522,963	Pool #RA5525, 2.50%, 7/1/51	500,102
824,839	Pool #RA5541, 2.50%, 7/1/51	788,783
2,329,298	Pool #RA5597, 2.50%, 7/1/51	2,227,115
2,243,617	Pool #RA5621, 2.50%, 8/1/51	2,145,192
246,149	Pool #RA5686, 2.50%, 7/1/51	235,351
1,930,068	Pool #RA5701, 2.00%, 8/1/51	1,794,113
1,900,147	Pool #RA5719, 2.50%, 10/1/51	1,815,907
3,296,812	Pool #RA5726, 2.50%, 8/1/51	3,151,674
1,816,352	Pool #RA5796, 2.50%, 8/1/51	1,736,389
1,942,298	Pool #RA5873, 2.50%, 9/1/51	1,856,791
824,079	Pool #RA5874, 2.50%, 9/1/51	787,672
2,953,094	Pool #RA5948, 2.50%, 12/1/51	2,821,256
162,517	Pool #RA5951, 2.50%, 9/1/51	155,337
4,047,282	Pool #RA6030, 2.50%, 10/1/51	3,868,478
3,676,975	Pool #RA6106, 2.50%, 10/1/51	3,514,531
71,000	Pool #RA6108, 3.50%, 3/1/52	71,214
1,329,535	Pool #RA6117, 2.50%, 10/1/51	1,270,592
1,493,248	Pool #RA6276, 2.50%, 11/1/51	1,427,047
400,454	Pool #RA6305, 2.50%, 11/1/51	382,701
1,346,485	Pool #RA6317, 2.50%, 11/1/51	1,286,790
101,768	Pool #RA6389, 2.50%, 11/1/51	97,290
4,053,656	Pool #RA6469, 2.50%, 12/1/51	3,873,314
1,957,614	Pool #RA6516, 2.50%, 12/1/51	1,870,219
3,828,586	Pool #RA6593, 2.50%, 1/1/52	3,657,663
4,253,484	Pool #RA6634, 2.50%, 1/1/52	4,062,932
1,682,574	Pool #RA6687, 3.00%, 1/1/52	1,647,891
3,117,033	Pool #RA6743, 2.50%, 1/1/52	2,977,393
2,155,651	Pool #RA6760, 3.00%, 2/1/52	2,111,217
1,557,286	Pool #RA6782, 3.00%, 2/1/52	1,527,884
2,592,332	Pool #RA6801, 3.00%, 2/1/52	2,540,207
4,509,958	Pool #RA6858, 3.00%, 3/1/52	4,414,048
1,621,024	Pool #RA6930, 3.50%, 3/1/52	1,625,470
1,311,452	Pool #RA6978, 3.50%, 3/1/52	1,324,559

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$1,820,610	Pool #RA6983, 2.50%, 3/1/52	$1,738,107
590,570	Pool #RA7098, 3.50%, 3/1/52	592,190
175,000	Pool #RA7146, 3.50%, 4/1/52	175,729
2,159,840	Pool #RA7162, 3.50%, 4/1/52	2,167,133
1,526,981	Pool #WA3103, 3.30%, 2/1/27	1,530,412
4,691,469	Pool #WA3125, 1.75%, 10/1/34	4,121,352
984,522	Pool #WA3211, 1.91%, 9/1/35	869,902
1,082,350	Pool #WA3305, 1.75%, 6/1/37	921,528
962,227	Pool #WA5002, 2.62%, 11/1/31	939,601
1,890,988	Pool #WN3000, 3.14%, 1/1/28	1,909,798
1,000,000	Pool #WN3049, 2.39%, 9/1/31	956,056
440,142	Pool #ZA4828, 4.00%, 3/1/47	452,767
75,157	Pool #ZA4891, 3.50%, 3/1/47	76,390
649,801	Pool #ZA4892, 4.00%, 5/1/47	668,438
479,391	Pool #ZA4893, 3.50%, 4/1/47	484,307
714,653	Pool #ZA4912, 3.50%, 5/1/47	721,060
634,927	Pool #ZA4913, 4.00%, 5/1/47	653,138
626,522	Pool #ZA5036, 3.50%, 9/1/47	632,139
952,605	Pool #ZA5070, 3.50%, 11/1/47	961,145
160,833	Pool #ZA5090, 3.50%, 11/1/47	162,286
710,337	Pool #ZA5174, 3.50%, 12/1/47	716,705
1,484,089	Pool #ZA5238, 3.50%, 2/1/48	1,497,394
683,606	Pool #ZA5245, 3.50%, 1/1/48	689,735
1,164,217	Pool #ZA5253, 3.50%, 1/1/48	1,174,655
432,681	Pool #ZA5254, 4.00%, 1/1/48	445,919
603,110	Pool #ZA5308, 4.00%, 1/1/48	620,408
780,028	Pool #ZA5575, 4.00%, 7/1/48	798,715
634,999	Pool #ZA5637, 4.50%, 8/1/48	659,449
647,676	Pool #ZA5645, 4.00%, 8/1/48	666,225
88,755	Pool #ZA6576, 3.50%, 4/1/49	89,577
97,817	Pool #ZI0238, 5.00%, 6/1/33	104,562
169,424	Pool #ZI0412, 5.00%, 8/1/33	181,107
67,278	Pool #ZI0543, 4.50%, 8/1/33	71,241
47,577	Pool #ZI0549, 5.00%, 8/1/33	50,858
74,228	Pool #ZI0807, 5.00%, 9/1/33	79,347
114,465	Pool #ZI1023, 5.50%, 11/1/33	122,158
14,611	Pool #ZI1352, 5.50%, 12/1/33	14,699
89,950	Pool #ZI1353, 5.50%, 1/1/34	95,854
135,473	Pool #ZI1493, 5.50%, 1/1/34	143,598
107,046	Pool #ZI1524, 5.50%, 2/1/34	114,398
68,889	Pool #ZI1630, 5.50%, 3/1/34	72,490
155,208	Pool #ZI1689, 5.50%, 4/1/34	165,548
71,864	Pool #ZI1802, 5.50%, 4/1/34	74,025
136,915	Pool #ZI1991, 5.00%, 5/1/34	147,235
123,503	Pool #ZI2332, 5.00%, 6/1/34	132,811
153,440	Pool #ZI2888, 6.00%, 12/1/34	165,834
145,537	Pool #ZI2939, 5.50%, 12/1/34	155,735

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 93,996	Pool #ZI3102, 5.00%, 1/1/35	$101,081
82,830	Pool #ZI3254, 5.50%, 4/1/35	88,319
175,851	Pool #ZI3507, 5.00%, 9/1/35	189,136
104,189	Pool #ZI3713, 5.00%, 5/1/35	112,059
80,327	Pool #ZI4118, 5.50%, 1/1/36	84,759
143,274	Pool #ZI4120, 5.50%, 1/1/36	151,935
203,436	Pool #ZI4200, 5.50%, 2/1/36	219,101
84,931	Pool #ZI4201, 6.00%, 2/1/36	89,971
228,860	Pool #ZI4429, 5.00%, 6/1/35	246,149
58,363	Pool #ZI4521, 5.50%, 7/1/35	61,067
168,399	Pool #ZI4572, 5.50%, 8/1/35	179,402
70,469	Pool #ZI4605, 5.50%, 9/1/35	73,604
68,448	Pool #ZI4606, 5.50%, 9/1/35	71,419
112,719	Pool #ZI4704, 5.00%, 11/1/35	121,235
119,973	Pool #ZI4705, 5.00%, 11/1/35	129,037
50,542	Pool #ZI4706, 5.50%, 11/1/35	53,402
70,969	Pool #ZI4882, 6.00%, 5/1/36	76,032
219,532	Pool #ZI4979, 6.00%, 6/1/36	235,408
47,567	Pool #ZI5006, 6.00%, 6/1/36	48,712
97,065	Pool #ZI5896, 5.50%, 4/1/37	101,525
172,982	Pool #ZI5912, 5.50%, 4/1/37	185,516
89,588	Pool #ZI6311, 5.50%, 6/1/37	94,572
133,893	Pool #ZI6583, 5.50%, 8/1/37	143,541
60,243	Pool #ZI6814, 6.00%, 10/1/37	64,461
54,256	Pool #ZI6976, 5.50%, 7/1/37	57,493
207,978	Pool #ZI9925, 5.00%, 4/1/40	224,314
69,426	Pool #ZJ0038, 4.50%, 5/1/40	73,715
223,245	Pool #ZJ0482, 4.50%, 9/1/40	237,034
230,330	Pool #ZJ0844, 4.00%, 12/1/40	240,093
124,193	Pool #ZJ1058, 4.00%, 12/1/40	129,457
91,565	Pool #ZJ1264, 4.00%, 1/1/41	95,446
339,973	Pool #ZJ1444, 4.00%, 3/1/41	354,370
102,586	Pool #ZJ1445, 4.50%, 3/1/41	108,888
19,805	Pool #ZJ4162, 7.50%, 2/1/30	20,230
52,342	Pool #ZJ5032, 6.50%, 5/1/31	55,299
38,916	Pool #ZJ5104, 6.50%, 6/1/31	40,588
32,149	Pool #ZJ5458, 6.50%, 11/1/31	33,432
31,080	Pool #ZJ5928, 6.50%, 3/1/32	32,043
80,035	Pool #ZJ6638, 6.00%, 11/1/32	85,610
64,736	Pool #ZJ6955, 5.50%, 3/1/33	68,361
46,593	Pool #ZJ6956, 5.50%, 3/1/33	48,557
77,311	Pool #ZK4661, 2.50%, 11/1/27	76,983
314,711	Pool #ZL2630, 3.50%, 12/1/41	321,513
334,825	Pool #ZL2708, 3.50%, 1/1/42	342,062
1,037,330	Pool #ZL5676, 3.00%, 4/1/43	1,034,643
408,286	Pool #ZL6090, 3.00%, 6/1/43	407,228
191,151	Pool #ZL6097, 3.00%, 6/1/43	190,656
658,102	Pool #ZL9372, 3.00%, 4/1/45	654,362

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 360,654	Pool #ZL9669, 3.50%, 6/1/45	$366,930
207,922	Pool #ZM1422, 3.50%, 7/1/46	210,667
221,780	Pool #ZM1423, 3.50%, 7/1/46	224,708
200,543	Pool #ZM1736, 3.00%, 9/1/46	199,130
904,138	Pool #ZM1738, 3.00%, 9/1/46	897,769
711,384	Pool #ZM8750, 4.00%, 9/1/48	728,427
384,413	Pool #ZN1022, 4.00%, 11/1/48	394,719
17,041	Pool #ZN5269, 6.50%, 10/1/31	17,271
44,809	Pool #ZN5316, 5.00%, 5/1/34	48,187
68,401	Pool #ZN5321, 5.50%, 5/1/34	71,696
41,819	Pool #ZN5322, 5.50%, 5/1/34	43,662
49,339	Pool #ZN5332, 5.00%, 11/1/34	53,058
23,693	Pool #ZN5333, 5.50%, 11/1/34	24,046
738,121	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	733,437
1,942,948	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(a)	1,949,161
383,581	Series 2018-SB52, Class A10F, 3.46%, 6/25/28(a)	381,306
881,090	Series 2018-SB53, Class A10F, 3.63%, 6/25/28(a)	884,140
319,800	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	320,813
1,508,713	Series 2019-SB63, Class A10F, 2.78%, 3/25/29(a)	1,491,663
606,209	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	600,453
1,556,537	Series 2019-SB65, Class A5F, 1.99%, 5/25/24(a)	1,535,940
718,558	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(a)	711,142
1,944,697	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,757,392
795,000	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	760,577
3,046,907	Series Q014, Class A1, 1.56%, 1/25/36	2,790,199
1,000,000	Series-K158, Class A2, 3.90%, 12/25/30(a)	1,055,492

		275,985,217

Ginnie Mae — 5.75%
74,550	Pool #409117, 5.50%, 6/20/38	78,122
193,583	Pool #442423, 4.00%, 9/20/41	202,712
120,454	Pool #616936, 5.50%, 1/15/36	133,657
800,357	Pool #618363, 4.00%, 9/20/41	838,100
362,370	Pool #664269, 5.85%, 6/15/38	362,370
22,056	Pool #675509, 5.50%, 6/15/38	22,728
145,706	Pool #697672, 5.50%, 12/15/38	155,969
63,794	Pool #697814, 5.00%, 2/15/39	66,702
321,547	Pool #697885, 4.50%, 3/15/39	347,814
98,812	Pool #698112, 4.50%, 5/15/39	106,884
460,850	Pool #698113, 4.50%, 5/15/39	498,497
46,952	Pool #699294, 5.63%, 9/20/38	49,506
852,544	Pool #713519, 6.00%, 7/15/39	950,683
169,841	Pool #716822, 4.50%, 4/15/39	183,715
60,648	Pool #716823, 4.50%, 4/15/39	65,603
313,196	Pool #720080, 4.50%, 6/15/39	338,781
256,141	Pool #724629, 5.00%, 7/20/40	278,757
335,089	Pool #726550, 5.00%, 9/15/39	355,659
256,497	Pool #729346, 4.50%, 7/15/41	277,188

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 311,225	Pool #738844, 3.50%, 10/15/41	$320,987
147,678	Pool #738845, 3.50%, 10/15/41	152,311
215,720	Pool #738862, 4.00%, 10/15/41	226,432
183,302	Pool #747241, 5.00%, 9/20/40	199,487
559,227	Pool #748654, 3.50%, 9/15/40	576,615
106,913	Pool #748846, 4.50%, 9/20/40	115,117
273,634	Pool #757016, 3.50%, 11/15/40	282,142
174,651	Pool #757017, 4.00%, 12/15/40	183,276
265,906	Pool #759297, 4.00%, 1/20/41	278,341
213,107	Pool #759298, 4.00%, 2/20/41	223,073
147,885	Pool #762877, 4.00%, 4/15/41	155,228
82,361	Pool #763564, 4.50%, 5/15/41	89,005
179,665	Pool #770481, 4.00%, 8/15/41	188,587
41,125	Pool #770482, 4.50%, 8/15/41	44,443
299,429	Pool #770517, 4.00%, 8/15/41	314,299
228,837	Pool #770529, 4.00%, 8/15/41	240,200
49,043	Pool #770537, 4.00%, 8/15/41	51,956
148,936	Pool #770738, 4.50%, 6/20/41	160,381
164,176	Pool #779592, 4.00%, 11/20/41	171,918
108,739	Pool #779593, 4.00%, 11/20/41	113,867
265,378	Pool #AA6312, 3.00%, 4/15/43	267,688
352,437	Pool #AA6424, 3.00%, 5/15/43	355,504
629,774	Pool #AB2733, 3.50%, 8/15/42	649,514
578,498	Pool #AB2745, 3.00%, 8/15/42	583,539
686,473	Pool #AB2841, 3.00%, 9/15/42	692,455
45,211	Pool #AB2843, 3.00%, 9/15/42	45,605
110,975	Pool #AB2852, 3.50%, 9/15/42	114,453
405,553	Pool #AE6946, 3.00%, 6/15/43	409,083
74,595	Pool #AG8915, 4.00%, 2/20/44	78,034
345,943	Pool #AK6446, 3.00%, 1/15/45	347,801
398,561	Pool #AK7036, 3.00%, 4/15/45	399,832
297,670	Pool #AO3594, 3.50%, 8/20/45	303,722
155,636	Pool #AP3887, 3.50%, 9/20/45	158,800
331,175	Pool #AR4919, 3.50%, 3/20/46	337,054
483,222	Pool #AR4970, 3.50%, 4/20/46	491,800
471,981	Pool #AS2921, 3.50%, 4/20/46	480,359
366,584	Pool #AS4332, 3.00%, 6/20/46	365,760
423,520	Pool #AS5511, 3.50%, 3/20/46	431,038
778,015	Pool #AX7237, 3.50%, 11/20/46	791,826
569,517	Pool #BO2104, 3.00%, 8/20/49	565,985
1,521,384	Pool #BR3787, 3.00%, 12/20/49	1,510,739
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	682,104
442,718	Series 2012-107, Class A, 1.15%, 1/16/45	430,184
1,304,339	Series 2012-112, Class B, 2.40%, 1/16/53(a)	1,287,922
1,093,209	Series 2012-115, Class A, 2.13%, 4/16/45	1,063,851
1,076,947	Series 2012-120, Class A, 1.90%, 2/16/53	1,040,658
406,116	Series 2012-131, Class A, 1.90%, 2/16/53	393,226
167,703	Series 2012-144, Class AD, 1.77%, 1/16/53	163,327

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 29,194	Series 2012-35, Class C, 3.25%, 11/16/52(a)	$29,412
262,328	Series 2013-105, Class A, 1.71%, 2/16/37	261,090
59,107	Series 2013-107, Class A, 2.00%, 5/16/40	59,031
184,445	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	180,351
254,768	Series 2013-29, Class AB, 1.77%, 10/16/45	250,168
68,798	Series 2013-33, Class A, 1.06%, 7/16/38	68,543
707,626	Series 2013-63, Class AB, 1.38%, 3/16/45	692,010
377,514	Series 2013-97, Class AC, 2.00%, 6/16/45	369,748
40,976	Series 2015-107, Class AB, 2.50%, 11/16/49	40,801
539,381	Series 2015-114, Class AD, 2.50%, 11/15/51	538,894
203,910	Series 2015-128, Class AD, 2.50%, 12/16/50	203,649
199,605	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	200,165
979,482	Series 2015-135, Class AC, 2.35%, 4/16/49	969,952
476,422	Series 2015-136, Class AC, 2.50%, 3/16/47	474,705
219,903	Series 2015-15, Class A, 2.00%, 11/16/48	215,795
462,476	Series 2015-154, Class AD, 2.50%, 5/16/54	458,428
425,543	Series 2015-171, Class DA, 2.37%, 3/16/46	421,618
327,495	Series 2015-22, Class A, 2.40%, 8/16/47	326,619
540,733	Series 2015-70, Class AB, 2.30%, 11/16/48	534,849
89,881	Series 2015-98, Class AB, 2.20%, 11/16/43	89,485
177,530	Series 2016-11, Class AD, 2.25%, 11/16/43	176,985
299,848	Series 2016-14, Class AB, 2.15%, 8/16/42	297,759
1,005,865	Series 2016-152, Class EA, 2.20%, 8/15/58	974,550
1,279,622	Series 2016-157, Class AC, 2.00%, 11/16/50	1,244,003
104,632	Series 2016-26, Class A, 2.25%, 12/16/55	104,519
72,658	Series 2016-28, Class AB, 2.40%, 11/16/55	72,674
86,533	Series 2016-36, Class AB, 2.30%, 6/16/56	86,308
360,168	Series 2016-39, Class AH, 2.50%, 9/16/44	359,455
226,793	Series 2016-50, Class A, 2.30%, 7/16/52	225,828
635,572	Series 2016-64, Class CA, 2.30%, 3/16/45	632,069
103,679	Series 2016-67, Class A, 2.30%, 7/16/56	103,641
201,750	Series 2016-94, Class AC, 2.20%, 8/16/57	196,592
199,410	Series 2016-96, Class BA, 1.95%, 3/16/43	197,998
518,028	Series 2017-127, Class AB, 2.50%, 2/16/59	502,678
875,245	Series 2017-135, Class AE, 2.60%, 10/16/58	852,447
309,495	Series 2017-140, Class A, 2.50%, 2/16/59	299,598
104,860	Series 2017-157, Class AH, 2.55%, 2/16/53	104,487
670,980	Series 2017-41, Class AC, 2.25%, 3/16/57	662,980
508,609	Series 2017-46, Class A, 2.50%, 11/16/57	492,176
437,110	Series 2017-71, Class AS, 2.70%, 4/16/57	435,201
282,546	Series 2017-9, Class AE, 2.40%, 9/16/50	279,168
1,314,439	Series 2017-94, Class AH, 2.60%, 2/16/59	1,286,449
449,883	Series 2018-2, Class AD, 2.40%, 3/16/59	444,252

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 319,129	Series 2018-26, Class AD, 2.50%, 3/16/52	$317,990
1,254,576	Series 2018-3, Class AG, 2.50%, 10/16/58	1,227,245

		41,805,340

Total U.S. Government Agency Backed Mortgages		624,011,959

(Cost $661,044,924)

U.S. Government Agency Obligations — 7.14%
Small Business Administration — 7.14%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b)	785
57,623	(Prime Index - 2.600%), 0.65%, 7/25/41(c)	57,756
329,520	(Prime Index - 2.600%), 0.65%, 9/25/41(c)	330,566
208,313	(Prime Index - 2.600%), 0.65%, 9/25/41(c)	209,764
330,231	(Prime Index - 2.600%), 0.65%, 7/25/42(c)	332,575
1,039,545	(Prime Index - 2.550%), 0.70%, 7/25/42(c)	1,049,349
214,522	(Prime Index - 2.525%), 0.73%, 11/25/41(c)	215,112
406,023	(Prime Index - 2.500%), 0.75%, 2/25/28(c)	408,439
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b)	13,793
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b)	9,417
749,754	Certificate of Originator’s Fee, 1.23%, 4/15/31(b)	23,158
404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(b)	12,483
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b)	7,518
2,936,379	1.26%, 7/18/30(b),(d),(e)	50,724
664,836	(Prime Index - 1.400%), 1.85%, 7/25/41(c)	696,010
1,000,000	(TBA), 2.41%, 4/1/32(b)	1,003,750
1,571,502	(Prime Index - 0.675%), 2.58%, 9/25/43(c)	1,688,392
4,805,468	(Prime Index - 0.675%), 2.58%, 11/25/45(c)	5,213,974
3,455,115	(Prime Index - 0.675%), 2.58%, 1/25/46(c)	3,750,885
1,000,000	(TBA), 2.59%, 3/1/32(b)	1,006,875
236,872	(Prime Index - 0.432%), 2.82%, 11/25/27(c)	243,973
1,333,441	(Prime Index - 0.356%), 2.89%, 12/25/45(c)	1,466,369
219,752	(Prime Index - 0.184%), 3.07%, 2/25/40(c)	232,798
401,427	(Prime Index - 0.065%), 3.19%, 7/25/29(c)	416,149
76,130	(Prime Index + 0.040%), 3.29%, 12/25/40(c)	82,548
461,782	3.36%, 7/8/24(a),(b)	477,912
435,965	(Prime Index + 0.114%), 3.36%, 8/25/29(c)	454,277
331,145	(Prime Index + 0.124%), 3.37%, 6/25/29(c)	345,345
650,449	(Prime Index + 0.118%), 3.37%, 1/25/46(c)	728,245
418,360	(Prime Index + 0.165%), 3.42%, 11/25/28(c)	431,977
93,859	(Prime Index + 0.325%), 3.58%, 10/25/30(c)	100,650
2,912,723	(Prime Index + 0.325%), 3.58%, 11/25/30(c)	3,124,800
1,417,176	(Prime Index + 0.325%), 3.58%, 6/25/31(c)	1,536,762
1,945,729	(Prime Index + 0.325%), 3.58%, 7/25/31(c)	2,103,380
683,472	(Prime Index + 0.325%), 3.58%, 2/25/45(c)	763,228
955,321	(Prime Index + 0.325%), 3.58%, 8/25/46(c)	1,079,066
79,766	(Prime Index + 0.355%), 3.61%, 2/25/26(c)	82,061
2,320,516	(Prime Index + 0.375%), 3.63%, 5/25/31(c)	2,494,330
358,937	(Prime Index + 0.375%), 3.63%, 10/25/31(c)	394,396

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 989,516	(Prime Index + 0.375%), 3.63%, 8/25/46(c)	$1,128,469
2,566,813	(Prime Index + 0.546%), 3.80%, 12/25/45(c)	2,914,180
1,393,224	(Prime Index + 0.575%), 3.83%, 4/25/31(c)	1,498,588
292,139	3.85%, 9/16/34(a),(b)	312,008
47,632	(Prime Index + 0.650%), 3.90%, 8/25/27(c)	49,088
970,455	(Prime Index + 0.678%), 3.93%, 11/25/30(c)	1,042,902
54,349	(Prime Index + 0.700%), 3.95%, 2/25/28(c)	57,157
503,837	(Prime Index + 0.731%), 3.98%, 3/25/30(c)	531,118
205,707	(Prime Index + 0.753%), 4.00%, 3/25/29(c)	213,726
259,730	(Prime Index + 0.784%), 4.03%, 9/25/28(c)	271,434
556,353	(Prime Index + 0.784%), 4.03%, 5/25/29(c)	579,226
364,368	(Prime Index + 0.805%), 4.06%, 2/25/28(c)	383,440
511,539	(Prime Index + 0.833%), 4.08%, 6/25/29(c)	537,414
1,855,138	(Prime Index + 0.825%), 4.08%, 9/25/31(c)	2,054,497
372,176	(Prime Index + 0.835%), 4.09%, 2/25/29(c)	389,203
150,204	(Prime Index + 0.858%), 4.11%, 3/25/31(c)	163,931
88,551	(Prime Index + 0.873%), 4.12%, 6/25/28(c)	91,899
144,812	(Prime Index + 0.889%), 4.14%, 2/25/30(c)	152,754
267,548	(Prime Index + 0.892%), 4.14%, 8/25/30(c)	289,230
373,995	(Prime Index + 0.913%), 4.16%, 7/25/30(c)	395,819
242,355	(Prime Index + 0.934%), 4.18%, 7/25/29(c)	254,417
1,053,288	(Prime Index + 0.927%), 4.18%, 12/25/30(c)	1,151,624
102,393	(Prime Index + 0.942%), 4.19%, 1/25/29(c)	106,830
209,489	(Prime Index + 0.943%), 4.19%, 5/25/29(c)	222,882
81,710	(Prime Index + 0.937%), 4.19%, 7/25/29(c)	87,100
211,719	(Prime Index + 1.001%), 4.25%, 1/25/31(c)	232,291
60,362	(Prime Index + 1.010%), 4.26%, 11/25/28(c)	64,091
315,355	(Prime Index + 1.027%), 4.28%, 2/25/31(c)	345,817
163,783	(Prime Index + 1.055%), 4.31%, 9/25/29(c)	175,208
256,840	(Prime Index + 1.063%), 4.31%, 12/25/29(c)	275,691
185,243	(Prime Index + 1.070%), 4.32%, 6/25/30(c)	200,717
62,705	4.33%, 12/15/30(b)	70,918
448,968	(Prime Index + 1.151%), 4.40%, 9/25/28(c)	468,964
44,802	(Prime Index + 1.199%), 4.45%, 11/25/26(c)	46,820
273,519	(Prime Index + 1.207%), 4.46%, 5/25/29(c)	288,049
129,427	(Prime Index + 1.225%), 4.48%, 6/25/29(c)	138,778
538,910	(Prime Index + 1.282%), 4.53%, 6/25/31(c)	595,802
91,861	(Prime Index + 1.285%), 4.54%, 10/25/31(c)	102,654
269,606	(Prime Index + 1.575%), 4.83%, 7/25/30(c)	293,728
31,152	(Prime Index + 1.604%), 4.85%, 7/25/28(c)	32,706
26,620	5.13%, 2/28/24(b)	27,462
103,508	(Prime Index + 2.325%), 5.58%, 10/25/30(c)	115,514
232,696	(Prime Index + 2.325%), 5.58%, 1/25/31(c)	261,504
117,016	6.08%, 12/19/29(a),(b)	132,742
149,785	6.58%, 4/8/29(b),(c)	171,698
379,549	7.08%, 7/25/30	387,099

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 68,746	9.08%, 9/25/29	$73,563
89,426	9.88%, 6/7/29(b)	95,316

		52,115,659

Total U.S. Government Agency Obligations		52,115,659

(Cost $52,910,228)

Municipal Bonds — 3.67%
California — 1.81%
6,375,000	California Health Facilities Financing Authority Revenue, 2.70%, 6/1/30, Callable 6/1/29 @ 100	5,984,687
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,867,437
850,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 5/2/22 @ 100	850,590
200,000	City & County of San Francisco GO, Series C, 1.95%, 6/15/27	189,687
1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	1,636,530
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	976,132
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,670,838

		13,175,901

Colorado — 0.16%
245,346	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	230,750
1,000,000	Denver City & County Housing Authority Revenue, Series B, 0.84%, 8/1/24, (Credit Support: HUD SECT 8), Callable 2/1/24 @ 100	950,410

		1,181,160

District of Columbia — 0.08%
567,450	District of Columbia Housing Finance Agency Refunding Revenue, Series A, 3.24%, 3/1/49, (Credit Support: FHA)	568,115

Georgia — 0.14%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	998,370

Illinois — 0.11%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 5/2/22 @ 100	260,443
540,313	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	526,286

		786,729

26

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

Minnesota — 0.06%
$ 471,465	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	$464,640

Missouri — 0.39%
2,827,237	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	2,854,586

New York — 0.77%
170,000	New York City Housing Development Corp. Revenue, Series G, 2.04%, 5/1/22	170,144
100,000	New York City Housing Development Corp. Revenue, Series G, 2.14%, 11/1/22	100,355
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	198,586
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	39,649
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	277,398
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	295,650
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	184,164
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	510,285
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	147,916
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	230,157
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	1,017,201
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	505,540
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	507,777
425,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 5/2/22 @ 100	425,540
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 5/2/22 @ 100	1,000,491

		5,610,853

Oregon — 0.03%
250,000	State of Oregon GO, Series D, 1.19%, 5/1/26	235,515

Vermont — 0.01%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	102,180

27

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

Washington — 0.11%
$800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	$823,777

Total Municipal Bonds		26,801,826

(Cost $27,786,368)

Corporate Bonds — 0.04%
Consumer, Non-cyclical — 0.04%
260,000	Montefiore Medical Center, 2.15%, 10/20/26	253,943

Total Corporate Bonds		253,943

(Cost $260,000)

Shares

Investment Company — 4.18%
30,507,225	U.S. Government Money Market Fund, RBC Institutional Class 1(f)	30,507,225

Total Investment Company		30,507,225

(Cost $30,507,225)

Total Investments		$733,690,612
(Cost $772,508,745)(g) — 100.53%

Liabilities in excess of other assets — (0.53)%		(3,869,283)

NET ASSETS — 100.00%		$729,821,329

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Floating rate note. Rate shown is as of report date.

(d)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliated investment.

(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

28

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Financial futures contracts as of March 31, 2022:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Note	350	June 2022	$(929,537)	USD	$40,140,625	Barclays Capital Group

Total			$(929,537)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	52	June 2022	$244,459	USD	$7,044,375	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	26	June 2022	181,919	USD	4,605,250	Barclays Capital Group

Total			$426,378

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

SONYMA - State of New York Mortgage Agency

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund

March 31, 2022 (Unaudited)

Principal Amount		Value

Corporate Bonds — 28.37%
Consumer, Non-cyclical — 16.67%
$ 545,000	AbbVie, Inc., 3.60%, 5/14/25	$553,153
2,030,000	AbbVie, Inc., 3.80%, 3/15/25	2,071,835
995,000	Amgen, Inc., 1.90%, 2/21/25	967,534
475,000	Amgen, Inc., 2.20%, 2/21/27	456,575
400,000	Amgen, Inc., 2.80%, 8/15/41	344,289
275,000	Amgen, Inc., 3.20%, 11/2/27	276,222
525,000	Amgen, Inc., 4.20%, 2/22/52	543,727
350,000	Amgen, Inc., 4.40%, 5/1/45	368,652
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,671,054
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	456,266
1,700,000	Baxter International, Inc., 1.92%, 2/1/27(a)	1,589,784
1,000,000	Becton Dickinson and Co., 2.82%, 5/20/30	951,122
398,000	Becton Dickinson and Co., 3.73%, 12/15/24	404,735
1,089,000	Becton Dickinson and Co., 4.67%, 6/6/47	1,190,707
400,000	Becton Dickinson and Co., 4.69%, 12/15/44	431,177
1,600,000	Bristol-Myers Squibb Co., 3.70%, 3/15/52	1,609,806
50,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	54,732
60,000	California Endowment (The), 2021, 2.50%, 4/1/51	49,271
1,300,000	Children’s Hospital Medical Center, 2.82%, 11/15/50	1,110,830
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	947,945
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	79,011
1,850,000	EMD Finance LLC, 3.25%, 3/19/25(a)	1,860,704
1,750,000	Fairview Health Services, Series 2021, 2.56%, 11/15/31	1,536,656
1,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	1,527,844
1,725,000	HCA, Inc., 4.63%, 3/15/52(a)	1,747,461
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	347,370
2,000,000	Kaiser Foundation Hospitals, Series 2021, 2.81%, 6/1/41	1,760,103
150,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27	149,893
1,200,000	Mary Free Bed Rehabilitation Hospital, 3.79%, 4/1/51	1,185,433
150,000	Mass General Brigham, Inc., Series 2020, 3.19%, 7/1/49	134,569
300,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25	307,178
250,000	Medtronic, Inc., 4.38%, 3/15/35	277,765
625,000	PerkinElmer, Inc., 2.25%, 9/15/31	552,892
250,000	Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/1/26	247,536
645,000	Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	645,992
2,000,000	Southeast Alaska Regional Health Consortium, 2.26%, 7/1/31	1,831,828
1,300,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	1,171,114
150,000	Takeda Pharmaceutical Co. Ltd., 3.18%, 7/9/50	131,652
1,150,000	Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	1,248,870
1,100,000	Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	1,007,678

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 300,000	Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	$287,934
100,000	Trinity Health Corp., 4.13%, 12/1/45	103,632

		35,192,531

Financial — 6.22%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	316,872
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	247,671
2,375,000	BlueHub Loan Fund, Inc., Series 2020, 3.10%, 1/1/30	2,337,940
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,608,408
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	240,176
2,100,000	Healthcare Realty Trust, Inc., 2.40%, 3/15/30	1,907,111
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	580,406
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,333,613
2,000,000	National Community Renaissance of California, Series 2022, 3.27%, 12/1/32	1,926,972
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,626,496

		13,125,665

Industrial — 2.79%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,479,250
1,500,000	Empresa de Transporte de Pasajeros Metro SA, 3.65%, 5/7/30(b)	1,499,911
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	909,378
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	898,551
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	61,612
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	44,300

		5,893,002

Utilities — 2.69%
1,534,000	Avangrid, Inc., 3.15%, 12/1/24	1,531,179
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,370,538
3,020,000	NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	2,782,548

		5,684,265

Total Corporate Bonds		59,895,463

(Cost $63,982,241)

U.S. Government Agency Backed Mortgages — 27.68%
Fannie Mae — 10.43%
50,000	Pool #AN0360, 3.95%, 12/1/45	53,274
92,882	Pool #AN7868, 3.06%, 12/1/27	93,591
95,753	Pool #AN8422, 3.71%, 4/1/33	100,682
17,485	Pool #BJ0657, 4.00%, 2/1/48	17,903
36,803	Pool #BJ2670, 4.00%, 4/1/48	37,683
60,753	Pool #BJ3178, 4.00%, 11/1/47	62,877
47,696	Pool #BJ4987, 4.00%, 3/1/48	49,356
37,965	Pool #BJ5158, 4.00%, 4/1/48	38,981

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 43,549	Pool #BJ9439, 4.00%, 2/1/48	$44,844
50,311	Pool #BJ9477, 4.00%, 4/1/48	51,807
48,608	Pool #BK7924, 4.00%, 11/1/48	50,054
22,102	Pool #BO1263, 3.50%, 6/1/49	22,224
827,316	Pool #BP3417, 2.50%, 5/1/51	791,408
197,714	Pool #BP8741, 2.50%, 6/1/50	189,618
310,361	Pool #BQ7523, 2.00%, 11/1/50	289,354
355,221	Pool #BQ7524, 2.50%, 10/1/50	340,401
878,162	Pool #BR1037, 2.50%, 5/1/51	839,911
1,622,884	Pool #BR2051, 2.50%, 6/1/51	1,552,194
2,094,237	Pool #BR2234, 2.50%, 8/1/51	2,002,367
300,000	Pool #BS0915, 1.62%, 3/1/31	271,708
1,110,152	Pool #BT0853, 2.50%, 5/1/51	1,061,796
45,125	Pool #CA1066, 4.00%, 1/1/48	46,415
22,495	Pool #CA1068, 3.50%, 1/1/48	22,696
53,150	Pool #CA2595, 4.50%, 11/1/48	55,193
22,999	Pool #CA2597, 4.00%, 11/1/48	23,549
68,610	Pool #CA2912, 4.00%, 12/1/48	70,796
45,796	Pool #CA3132, 4.00%, 2/1/49	47,222
45,353	Pool #CA3174, 4.00%, 2/1/49	46,701
271,803	Pool #CA3451, 3.50%, 5/1/49	273,146
196,049	Pool #CA3456, 3.50%, 5/1/49	197,253
385,830	Pool #CA9048, 2.00%, 2/1/51	359,715
995,654	Pool #CB0437, 2.50%, 5/1/51	952,439
1,040,711	Pool #CB0480, 2.50%, 5/1/51	995,380
818,204	Pool #CB0576, 2.50%, 5/1/51	782,565
1,802,515	Pool #CB0582, 2.50%, 5/1/51	1,724,001
1,822,830	Pool #CB0675, 2.50%, 5/1/51	1,743,431
1,011,372	Pool #CB0689, 2.50%, 6/1/51	967,319
1,887,094	Pool #CB1003, 2.50%, 7/1/51	1,804,604
1,584,317	Pool #CB2761, 3.00%, 2/1/52	1,551,682
2,411,462	Pool #CB3227, 3.50%, 3/1/52	2,429,935

		22,056,075

Freddie Mac — 17.07%
52,566	Pool #Q59453, 4.00%, 11/1/48	54,013
205,636	Pool #QB5731, 2.00%, 11/1/50	191,716
204,199	Pool #QB5732, 2.50%, 11/1/50	195,679
912,065	Pool #QC3844, 2.00%, 6/1/51	848,101
296,428	Pool #QC3845, 2.50%, 6/1/51	283,470
1,335,219	Pool #QC7895, 2.00%, 9/1/51	1,241,165
995,414	Pool #QC9571, 2.50%, 10/1/51	951,438
88,970	Pool #RA1713, 3.00%, 11/1/49	87,515
82,471	Pool #RA1714, 3.00%, 11/1/49	81,122
42,263	Pool #RA1715, 3.00%, 10/1/49	41,572
141,634	Pool #RA2256, 3.00%, 3/1/50	139,093
185,364	Pool #RA2340, 3.00%, 3/1/50	182,032
210,300	Pool #RA2395, 2.50%, 4/1/50	201,810

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 411,023	Pool #RA2575, 2.50%, 5/1/50	$394,350
143,903	Pool #RA2727, 2.00%, 5/1/50	134,161
144,036	Pool #RA2728, 2.50%, 5/1/50	138,165
389,919	Pool #RA2740, 2.50%, 6/1/50	374,027
339,433	Pool #RA3680, 2.50%, 9/1/50	325,403
217,027	Pool #RA3751, 2.00%, 10/1/50	202,335
370,373	Pool #RA4503, 2.00%, 2/1/51	345,300
392,012	Pool #RA4598, 2.00%, 2/1/51	364,763
365,014	Pool #RA4927, 2.00%, 3/1/51	339,642
502,172	Pool #RA5020, 2.00%, 4/1/51	467,189
1,026,369	Pool #RA5045, 2.50%, 5/1/51	981,821
1,356,721	Pool #RA5195, 2.50%, 5/1/51	1,299,264
1,009,102	Pool #RA5197, 2.50%, 5/1/51	965,304
951,240	Pool #RA5234, 2.50%, 5/1/51	909,805
478,256	Pool #RA5237, 2.50%, 5/1/51	457,499
1,752,224	Pool #RA5278, 2.50%, 5/1/51	1,675,900
1,726,717	Pool #RA5350, 2.50%, 6/1/51	1,651,504
1,774,126	Pool #RA5379, 2.50%, 6/1/51	1,696,848
1,030,789	Pool #RA5380, 2.50%, 6/1/51	985,889
1,750,391	Pool #RA5452, 2.50%, 6/1/51	1,673,875
1,815,999	Pool #RA5509, 2.50%, 7/1/51	1,736,615
1,871,952	Pool #RA5541, 2.50%, 7/1/51	1,790,123
1,515,702	Pool #RA5571, 2.50%, 7/1/51	1,449,211
1,583,573	Pool #RA5597, 2.50%, 7/1/51	1,514,104
247,228	Pool #RA5621, 2.50%, 8/1/51	236,382
805,806	Pool #RA5701, 2.00%, 8/1/51	749,044
1,004,222	Pool #RA5796, 2.50%, 8/1/51	960,013
222,776	Pool #RA5874, 2.50%, 9/1/51	212,934
2,519,183	Pool #RA6108, 3.50%, 3/1/52	2,526,764
2,095,745	Pool #RA6760, 3.00%, 2/1/52	2,052,545
58,603	Pool #V84044, 4.00%, 1/1/48	60,323
55,167	Pool #V84506, 4.00%, 7/1/48	56,528
43,991	Pool #V84836, 4.00%, 11/1/48	45,282
92,693	Pool #V85365, 3.50%, 4/1/49	93,620
183,315	Pool #V85381, 3.50%, 4/1/49	184,579
114,514	Series 2018-KF57, Class A, (LIBOR USD 1-Month + 0.540%), 0.78%, 12/25/28(c)	114,514
57,936	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(d)	57,757
66,998	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(d)	67,212
65,067	Series 2018-SB48, Class A10F, 3.35%, 2/25/28(d)	63,753
187,182	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(d)	186,800
1,799,127	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(d)	1,686,571
335,246	Series Q014, Class A1, 1.56%, 1/25/36(c)	307,001

		36,033,445

Ginnie Mae — 0.18%
191,979	Pool #AC3667, 1.66%, 8/15/26	190,078
46,642	Pool #BB3740, 4.00%, 11/15/47	48,276

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 58,550	Pool #BE3008, 4.00%, 4/20/48	$60,194
32,135	Series 2018-2, Class AD, 2.40%, 3/16/59	31,732
31,913	Series 2018-26, Class AD, 2.50%, 3/16/52	31,799

		362,079

Total U.S. Government Agency Backed Mortgages		58,451,599

(Cost $62,997,602)

Municipal Bonds — 26.15%
Alabama — 0.49%
150,000	Water Works Board of the City of Birmingham (The) Revenue, 2.60%, 1/1/27	147,261
1,000,000	Water Works Board of the City of Birmingham (The) Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	892,025

		1,039,286

Arizona — 0.43%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	688,923
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	225,917

		914,840

Arkansas — 0.04%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	92,708

California — 8.00%
150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	147,861
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	227,322
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	723,206
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	868,580
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	426,635
135,000	City & County of San Francisco GO, Series A, 2.82%, 6/15/24	135,021
100,000	City & County of San Francisco GO, Series C, 1.95%, 6/15/27	94,844
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	99,752
300,000	City of Modesto Wastewater Revenue, Series A, 0.99%, 11/1/25	281,792
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	329,888
1,580,000	City of San Francisco Public Utilities Commission Water Revenue, Series G, 1.79%, 11/1/30	1,401,260
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	681,347
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	272,393

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	$101,296
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	194,970
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,545,913
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	147,613
150,000	Kern Community College District GO, 2.54%, 11/1/26	146,944
175,000	Lancaster Power Authority Revenue, 0.45%, 11/1/22	173,594
190,000	Lancaster Power Authority Revenue, 0.87%, 11/1/24, (Credit Support: AGM)	178,451
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	217,044
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	256,355
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	468,732
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	470,450
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	679,285
300,000	Riverside Community College District GO, 0.82%, 8/1/25	280,832
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	195,965
250,000	Rowland Water District Revenue, Series A, 0.87%, 12/1/25	233,371
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	222,024
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	881,200
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	722,737
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	115,357
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	112,776
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	353,508
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	930,307
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	828,138
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	562,900
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	91,981
245,000	Walnut Valley Water District Revenue, Series A, 0.76%, 6/1/25	228,315
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	288,767
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	289,212
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	290,037

		16,897,975

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

Colorado — 0.83%
$1,120,000	Denver City & County Housing Authority Revenue, Series B, 0.84%, 8/1/24, (Credit Support: HUD SECT 8), Callable 2/1/24 @ 100	$1,064,459
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	50,327
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	260,353
400,000	Regional Transportation District Sales Tax Revenue, Series A, 0.70%, 11/1/25	370,347

		1,745,486

Connecticut — 0.21%
325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	296,264
150,000	South Central Connecticut Regional Water Authority Revenue, Series B, 2.86%, 8/1/30, Callable 8/1/29 @ 100	141,994

		438,258

District of Columbia — 1.01%
340,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.05%, 3/1/25, (Credit Support: FHA)	321,745
155,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.15%, 9/1/25, (Credit Support: FHA)	145,581
350,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.20%, 3/1/26, (Credit Support: FHA)	326,052
195,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.50%, 3/1/27, (Credit Support: FHA)	181,121
195,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.60%, 9/1/27, (Credit Support: FHA)	180,456
200,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.70%, 3/1/28, (Credit Support: FHA)	184,420
135,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.75%, 9/1/28, (Credit Support: FHA)	123,960
140,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.95%, 9/1/29, (Credit Support: FHA)	128,474
590,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	542,435

		2,134,244

Florida — 0.85%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,788,775

Georgia — 0.39%
75,000	Atlanta Urban Residential Finance Authority Revenue, Series A, 2.39%, 12/1/22	75,394
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	264,131

36

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	$74,171
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	399,667

		813,363

Hawaii — 0.42%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	642,280
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	237,038

		879,318

Idaho — 0.20%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	428,329

Iowa — 0.05%
100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 6/1/24 @ 100	101,436

Maryland — 0.10%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	205,084

Massachusetts — 0.83%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	551,635
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	951,848
250,000	Massachusetts Water Resources Authority Revenue, Series F, 1.86%, 8/1/24	246,017

		1,749,500

Michigan — 1.31%
750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	668,010
1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	1,183,983
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	93,539
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	165,721
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	165,721
300,000	Romulus Community Schools GO, Series B, 1.00%, 5/1/25, (Credit Support: Q-SBLF)	283,523
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	198,832

		2,759,329

37

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

Missouri — 0.05%
$ 100,000	Riverview Gardens School District GO, Series B, 3.15%, 4/1/22, (Credit Support: State Aid Direct Deposit)	$100,000

Nebraska — 0.16%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	93,637
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	234,513

		328,150

Nevada — 0.11%
250,000	City of Henderson GO, Series A-2, 2.23%, 6/1/28	237,288

New Jersey — 0.64%
1,335,000	Morris County Improvement Authority Revenue, 0.89%, 6/15/25	1,257,258
100,000	Township of Brick GO, Series B, 3.00%, 9/1/22	100,699

		1,357,957

New York — 0.72%
570,000	New York State Housing Finance Agency Revenue, 1.13%, 11/1/25, (Credit Support: SONYMA), Callable 7/1/23 @ 100	527,956
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	546,759
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	450,547

		1,525,262

Ohio — 0.10%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	132,486
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	79,488

		211,974

Oklahoma — 0.66%
715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.58%, 7/1/28	686,002
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.63%, 7/1/29	707,535

		1,393,537

Oregon — 0.48%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	322,825
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	277,675
90,000	State of Oregon GO, Series B, 2.77%, 5/1/23	90,916
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	320,659

		1,012,075

38

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

Pennsylvania — 2.07%
$1,750,000	City of Philadelphia Water & Wastewater Revenue, Series B, 1.49%, 7/1/27	$1,598,242
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	186,810
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	751,833
1,325,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.03%, 9/1/24	1,266,293
500,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.38%, 9/1/25	471,788
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	106,200

		4,381,166

Rhode Island — 1.21%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,141,721
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	347,689
150,000	Rhode Island Infrastructure Bank Revenue, Series R, 2.70%, 10/1/28	145,704
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	913,383

		2,548,497

South Carolina — 0.03%
75,000	Spartanburg Sanitary Sewer District Revenue, 1.19%, 3/1/26	70,924

Tennessee — 0.07%

160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	148,721

Texas — 2.87%
930,000	City of Houston Combined Utility System Revenue, Series B, 0.81%, 11/15/25	864,569
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	239,971
400,000	City of Lubbock Water & Wastewater System Revenue, Series C, 1.39%, 2/15/27	376,092
170,000	City of Temple Utility System Revenue, 1.11%, 8/1/25	160,758
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	277,548
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	625,225
350,000	Dallas Area Rapid Transit Revenue, 1.15%, 12/1/26	325,756
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	725,594
1,150,000	Hidalgo County Drain District No 1 GO, Series A, 0.59%, 9/1/24	1,093,727
335,000	Hidalgo County Drain District No 1 GO, Series A, 0.96%, 9/1/25	314,845
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	254,809
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	206,747
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	118,104

39

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	$270,496
200,000	United Independent School District GO, 5.00%, 8/15/24, (Credit Support: PSF-GTD)	211,050

		6,065,291

Utah — 0.29%
150,000	Central Utah Water Conservancy District Revenue, Series E, 0.72%, 10/1/25	139,545
520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	474,168

		613,713

Vermont — 0.05%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	102,180

Virginia — 0.07%
150,000	Loudoun County Economic Development Authority Revenue, Series B, 2.05%, 12/1/22	150,407

Washington — 1.41%
2,400,000	City of Tacoma Electric System Revenue, Series C, 5.64%, 1/1/27	2,678,797
300,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project Revenue, 1.90%, 1/1/27	288,579

		2,967,376

Total Municipal Bonds		55,202,449

(Cost $60,274,244)

Asset Backed Securities — 8.44%
900,392	GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 5/20/48(a)	811,836
1,552,852	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class B, 2.94%, 1/20/49(a)	1,425,930
805,720	Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/48(a)	731,762
1,145,600	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(a)	1,087,514
1,589,026	Sunnova Helios II Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(a)	1,441,194
1,077,436	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(a)	986,703
972,251	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(a)	895,955
1,712,477	Sunnova Helios VIII Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49(a)	1,620,776
959,772	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(a)	882,083

40

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 400,000	Tesla Auto Lease Trust, Series 2019-A, Class C, 2.68%, 1/20/23(a)	$401,255
1,700,000	Tesla Auto Lease Trust, Series 2019-A, Class D, 3.37%, 1/20/23(a)	1,708,808
190,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(a)	187,448
1,900,000	Tesla Auto Lease Trust, Series 2020-A, Class D, 2.33%, 2/20/24(a)	1,877,377
2,000,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(a)	1,903,586
2,000,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(a)	1,866,670

Total Asset Backed Securities		17,828,897

(Cost $18,958,896)

U.S. Government Agency Obligations — 5.78%
Small Business Administration — 3.80%
244,717	Certificate of Originator’s Fee, 0.03%, 4/15/31(c),(e)	204
897,300	Certificate of Originator’s Fee, 0.03%, 7/15/31(c),(e)	748
143,106	Certificate of Originator’s Fee, 0.23%, 12/15/30(c),(e)	915
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(c),(e)	2,862
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(c),(e)	2,201
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(c),(e)	4,827
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(e)	6,926
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(c),(e)	6,542
40,602	(Prime Index - 2.500%), 0.75%, 2/25/28(c)	40,844
86,217	(Prime Index - 2.500%), 0.75%, 4/25/44(c)	87,223
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(c),(e)	4,833
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(c),(e)	29,277
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(c),(e)	10,735
315,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(c),(e)	6,831
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(c),(e)	2,245
494,802	Certificate of Originator’s Fee, 0.98%, 4/15/31(c),(e)	12,177
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(c),(e)	18,432
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(e)	13,685
868,500	Certificate of Originator’s Fee, 1.23%, 6/11/31(e)	34,911
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(e)	10,649
468,000	Certificate of Originator’s Fee, 1.23%, 9/7/31(e)	18,458
180,000	Certificate of Originator’s Fee, 1.23%, 9/10/31(e)	7,099
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(e)	5,502
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(c),(e)	53,275
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(c),(e)	24,765
1,226,700	Certificate of Originator’s Fee, 1.28%, 6/30/46(c),(e)	69,454
65,479	(Prime Index - 0.675%), 2.58%, 9/25/43(c)	70,350
216,260	(Prime Index - 0.675%), 2.58%, 11/25/45(c)	234,644
243,918	(Prime Index + 0.118%), 3.37%, 1/25/46(c)	273,092
421,252	(Prime Index + 0.325%), 3.58%, 6/25/31(c)	456,799

41

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 462,168	(Prime Index + 0.325%), 3.58%, 7/25/31(c)	$499,615
520,603	(Prime Index + 0.325%), 3.58%, 2/25/32(c)	569,243
129,564	(Prime Index + 0.325%), 3.58%, 9/25/44(c)	144,294
822,988	(Prime Index + 0.325%), 3.58%, 8/25/46(c)	929,591
830,387	(Prime Index + 0.375%), 3.63%, 10/25/31(c)	912,421
647,099	(Prime Index + 0.375%), 3.63%, 8/25/46(c)	737,968
292,651	(Prime Index + 0.575%), 3.83%, 4/25/31(c)	314,783
50,371	(Prime Index + 0.614%), 3.86%, 3/25/43(c)	56,210
31,498	(Prime Index + 0.700%), 3.95%, 2/25/28(c)	33,125
929,122	(Prime Index + 0.825%), 4.08%, 9/25/31(c)	1,028,968
428,061	(Prime Index + 0.875%), 4.13%, 1/25/32(c)	478,380
40,241	(Prime Index + 1.010%), 4.26%, 11/25/28(c)	42,727
74,047	(Prime Index + 1.225%), 4.48%, 6/25/29(c)	79,397
90,733	(Prime Index + 1.575%), 4.83%, 7/25/30(c)	98,851
39,544	(TBA), 5.27%, 3/30/28(c),(e)	43,842
35,268	(TBA), 5.58%, 9/23/25(c),(e)	38,797
120,069	(Prime Index + 2.325%), 5.58%, 10/25/30(c)	133,997
104,322	(Prime Index + 2.325%), 5.58%, 1/25/31(c)	117,237
139,269	7.08%, 7/25/30(c)	142,039
68,746	9.08%, 9/25/29	73,563

		7,985,553

U.S. International Development Finance Corp. — 1.98%
1,800,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.30%, 7/5/38(c)	1,800,000
1,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.30%, 7/5/38(c),(e)	1,000,000
1,000,000	1.44%, 4/15/28	937,619
500,000	1.65%, 4/15/28	474,366

		4,211,985

Total U.S. Government Agency Obligations		12,197,538

(Cost $12,426,449)

Collateralized Mortgage Obligations — 0.96%
2,050,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (TSFR1M + 2.090%), 2.39%, 1/17/39(a),(c)	2,019,588

Total Collateralized Mortgage Obligations		2,019,588

(Cost $2,044,247)

42

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

Investment Company — 1.98%
4,176,700	U.S. Government Money Market Fund,
	RBC Institutional Class 1(f)	$4,176,700

Total Investment Company		4,176,700

(Cost $4,176,700)

Total Investments		$209,772,234
(Cost $224,860,379)(g) — 99.36%

Other assets in excess of liabilities — 0.64%		1,359,745

NET ASSETS — 100.00%		$211,131,979

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Floating rate note. Rate shown is as of report date.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(f)	Affiliated investment.
(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2022:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
30 Year U.S. Ultra Treasury Bond	120	June 2022	$(854,027)	USD	$ 21,255,000	Barclays Capital Group

Total			$(854,027)

43

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	103	June 2022	$485,344	USD	$13,953,281	Barclays Capital Group
30 Year U.S. Treasury Bond	8	June 2022	39,226	USD	1,200,500	Barclays Capital Group
Five Year U.S. Treasury Note	170	June 2022	540,547	USD	19,496,875	Barclays Capital Group

Total			$1,065,117

Abbreviations used are defined below:

AGM - Assured Guaranty Municipal Corp.

BAM - Bank of America

FHA - Insured by Federal Housing Administration

GO - General Obligations

LIBOR - London Interbank Offered Rate PSF-

GTD - Permanent School Fund Guarantee

Q-SBLF - Qualified School Bond Loan Fund

SONYMA - State of New York Mortgage Agency

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

44

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2022 (Unaudited)

	RBC Access Capital Community Investment Fund	RBC Impact Bond Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $742,001,520 and $220,683,679, respectively)	$703,183,387	$205,595,534
Affiliated investments (cost $30,507,225 and $4,176,700, respectively)	30,507,225	4,176,700
Cash	424	—
Cash at broker for financial futures contracts	1,046,765	988,441
Interest and dividend receivable	1,945,045	957,783
Receivable for capital shares issued	1,228,353	640,130
Receivable for investments sold	709,408	88,768
Unrealized appreciation on futures contracts	426,378	1,065,117
Prepaid expenses and other assets	17,977	69,907

Total Assets	739,064,962	213,582,380

Liabilities:
Current tax payable	3,890	3,890
Distributions payable	446,153	—
Payable for capital shares redeemed	244,953	32,801
Payable for investments purchased	7,258,295	1,460,000
Unrealized depreciation on futures contracts	929,537	854,027
Accrued expenses and other payables:
Investment advisory fees	178,864	46,288
Accounting fees	10,005	5,714
Audit fees	27,526	15,433
Trustees’ fees	4,324	—
Distribution fees	3,011	58
Custodian fees	7,287	379
Shareholder reports	25,044	5,188
Shareholder servicing fees	29,003	—
Transfer agent fees	33,849	7,106
Other	41,892	19,517

Total Liabilities	9,243,633	2,450,401

Net Assets	$729,821,329	$211,131,979

Net Assets Consists of:
Capital	$802,989,333	$227,524,403
Accumulated earnings	(73,168,004)	(16,392,424)

Net Assets	$729,821,329	$211,131,979

45

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2022 (Unaudited)

	RBC Access Capital Community Investment Fund		RBC Impact Bond Fund
Net Assets
Class A		$12,589,689		$20,157
Class I		677,456,415		75,861,258
Class IS		39,775,225		N/A
Class R6		N/A		78,528,686
Class Y		N/A		56,721,878

Total		$729,821,329		$211,131,979

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A		1,501,745		2,140
Class I		80,840,862		8,039,892
Class IS		4,750,440		N/A
Class R6		N/A		8,321,022
Class Y		N/A		6,015,439

Total		87,093,047		22,378,493

Net Asset Values and Redemption Prices Per Share:
Class A		$8.38		$9.42

Class I		$8.38		$9.44

Class IS		$8.37	$	N/A

Class R6	$	N/A		$9.44

Class Y	$	N/A		$9.43

Maximum Offering Price Per Share:
Class A		$8.71		$9.79

Maximum Sales Charge - Class A		3.75%		3.75%

See Notes to the Financial Statements.

46

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

	Access Capital Community Investment Fund	RBC Impact Bond Fund
Investment Income:
Interest income	$7,122,461	$1,904,349
Dividend income - affiliated	4,510	599

Total Investment Income	7,126,971	1,904,948
Expenses:
Investment advisory fees	1,296,959	381,645
Distribution fees–Class A	16,828	27
Accounting fees	94,337	36,680
Audit fees	27,231	19,738
Custodian fees	24,264	4,361
Insurance fees	2,204	3,207
Legal fees	11,604	20,564
Registrations and filing fees	43,287	28,188
Shareholder reports	39,159	17,013
Transfer agent fees–Class A	14,111	4,107
Transfer agent fees–Class I	129,276	29,179
Transfer agent fees–Class IS	15,437	—
Transfer agent fees–Class R6	—	1,877
Transfer agent fees–Class Y	—	877
Trustees’ fees and expenses	11,799	1,432
Shareholder services administration fees–Class I	173,511	—
Tax expense	2,104	2,104
Other fees	5,777	2,861

Total expenses before fee waiver/reimbursement	1,907,888	553,860
Expenses waived/reimbursed by:
Advisor	(225,213)	(98,016)

Net expenses	1,682,675	455,844

Net Investment Income	5,444,296	1,449,104

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(475,509)	(686,620)
Futures contracts	2,788,810	(283,091)

Net realized gains/(losses)	2,313,301	(969,711)
Net change in unrealized appreciation/ (depreciation) on:
Investments	(46,015,991)	(14,743,619)
Futures contracts	(1,572,688)	714,830

Net unrealized losses	(47,588,679)	(14,028,789)

Change in net assets resulting from operations	$(39,831,082)	$(13,549,396)

See Notes to the Financial Statements.

47

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Access Capital Community Investment Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities
Operations:
Net investment income	$5,444,296	$9,703,697
Net realized gains from investments and futures contracts	2,313,301	3,597,976
Net change in unrealized depreciation on investments and futures contracts	(47,588,679)	(15,585,254)

Change in net assets resulting from operations	(39,831,082)	(2,283,581)

Distributions to Shareholders:
Class A	(103,318)	(246,708)
Class I	(6,548,932)	(12,633,263)
Class IS	(328,786)	(486,652)

Change in net assets resulting from shareholder distributions	(6,981,036)	(13,366,623)

Capital Transactions:
Proceeds from shares issued	87,997,809	239,477,070
Distributions reinvested	4,449,201	8,052,034
Cost of shares redeemed	(63,051,196)	(79,442,472)

Change in net assets resulting from capital transactions	29,395,814	168,086,632

Net increase/(decrease) in net assets	(17,416,304)	152,436,428
Net Assets:
Beginning of period	747,237,633	594,801,205

End of period	$729,821,329	$747,237,633

Share Transactions:
Issued	10,082,211	26,470,734
Reinvested	510,831	892,352
Redeemed	(7,234,150)	(8,792,062)

Change in shares resulting from capital transactions	3,358,892	18,571,024

See Notes to the Financial Statements.

48

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Impact Bond Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities
Operations:
Net investment income	$1,449,104	$1,129,876
Net realized gains/(losses) from investments and futures contracts	(969,711)	1,330,592
Net change in unrealized depreciation on investments and futures contracts	(14,028,789)	(2,539,982)

Change in net assets resulting from operations	(13,549,396)	(79,514)

Distributions to Shareholders:
Class A	(281)	(300)
Class I	(1,145,991)	(829,502)
Class R6	(1,182,133)	(691,803)
Class Y	(876,682)	(275,265)

Change in net assets resulting from shareholder distributions	(3,205,087)	(1,796,870)

Capital Transactions:
Proceeds from shares issued	11,928,785	187,535,964
Distributions reinvested	3,199,411	1,736,264
Cost of shares redeemed	(7,190,654)	(5,232,227)

Change in net assets resulting from capital transactions	7,937,542	184,040,001

Net increase/(decrease) in net assets	(8,816,941)	182,163,617
Net Assets:
Beginning of period	219,948,920	37,785,303

End of period	$211,131,979	$219,948,920

Share Transactions:
Issued	1,205,934	18,353,758
Reinvested	320,627	167,889
Redeemed	(731,907)	(505,635)

Change in shares resulting from capital transactions	794,654	18,016,012

See Notes to the Financial Statements.

49

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund
(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/22 (Unaudited)	$8.93	0.05	(0.53)	(0.48)	(0.07)	(0.07)	$8.38
Year Ended 9/30/21	9.13	0.10	(0.15)	(0.05)	(0.15)	(0.15)	8.93
Year Ended 9/30/20	9.00	0.16	0.17	0.33	(0.20)	(0.20)	9.13
Year Ended 9/30/19	8.62	0.19	0.41	0.60	(0.22)	(0.22)	9.00
Year Ended 9/30/18	9.02	0.18	(0.37)	(0.19)	(0.21)	(0.21)	8.62
Year Ended 9/30/17	9.26	0.18	(0.20)	(0.02)	(0.22)	(0.22)	9.02
Class I
Six Months Ended 3/31/22 (Unaudited)	$8.92	0.06	(0.52)	(0.46)	(0.08)	(0.08)	$8.38
Year Ended 9/30/21	9.13	0.13	(0.16)	(0.03)	(0.18)	(0.18)	8.92
Year Ended 9/30/20	8.99	0.19	0.18	0.37	(0.23)	(0.23)	9.13
Year Ended 9/30/19	8.62	0.22	0.40	0.62	(0.25)	(0.25)	8.99
Year Ended 9/30/18	9.02	0.21	(0.37)	(0.16)	(0.24)	(0.24)	8.62
Year Ended 9/30/17	9.25	0.21	(0.19)	0.02	(0.25)	(0.25)	9.02
Class IS
Six Months Ended 3/31/22 (Unaudited)	$8.92	0.07	(0.54)	(0.47)	(0.08)	(0.08)	$8.37
Year Ended 9/30/21	9.12	0.13	(0.15)	(0.02)	(0.18)	(0.18)	8.92
Year Ended 9/30/20	8.98	0.19	0.18	0.37	(0.23)	(0.23)	9.12
Period Ended 9/30/19(b)	8.73	0.13	0.26	0.39	(0.14)	(0.14)	8.98

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from March 11, 2019, (commencement of operations) to September 30, 2019.

50

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund
(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets After Fees Waived/ Reimbursed and Excluding Interest Expense	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/22 (Unaudited)	(5.43)%(c)	$12,590	0.80%(d)	0.80%(d)	1.12%(d)	0.88%(d)	10%
Year Ended 9/30/21	(0.61)%	14,233	0.80%	0.80%	1.07%	0.86%	25%
Year Ended 9/30/20	3.65%	16,662	0.80%	0.80%	1.71%	0.90%	23%
Year Ended 9/30/19	7.03%	17,583	0.95%(e)	0.87%	2.18%	1.11%	12%
Year Ended 9/30/18	(2.12)%	22,258	1.06%	0.95%	2.10%	1.20%	20%
Year Ended 9/30/17	(0.24)%	24,568	0.99%	0.95%	2.01%	1.09%	17%
Class I
Six Months Ended 3/31/22 (Unaudited)	(5.16)%(c)	$ 677,456	0.45%(d)	0.45%(d)	1.47%(d)	0.51%(d)	10%
Year Ended 9/30/21	(0.37)%	701,768	0.45%	0.45%	1.42%	0.52%	25%
Year Ended 9/30/20	4.13%	562,573	0.45%	0.45%	2.06%	0.51%	23%
Year Ended 9/30/19	7.27%	550,213	0.60%(e)	0.53%	2.53%	0.66%	12%
Year Ended 9/30/18	(1.79)%	568,592	0.73%	0.61%	2.44%	0.73%	20%
Year Ended 9/30/17	0.23%	619,328	0.63%	0.58%	2.38%	0.64%	17%
Class IS
Six Months Ended 3/31/22 (Unaudited)	(5.25)%(c)	$ 39,775	0.40%(d)	0.40%(d)	1.55%(d)	0.51%(d)	10%
Year Ended 9/30/21	(0.21)%	31,237	0.40%	0.40%	1.47%	0.55%	25%
Year Ended 9/30/20	4.19%	15,566	0.40%	0.40%	2.06%	0.59%	23%
Period Ended 9/30/19(f)	4.33%(c)	5,916	0.40%(d)	0.40%(d)	2.61%(d)	0.73%(d)	12%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

51

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund
(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.

(d)	Annualized.

(e)

Beginning March 11, 2019, the net operating expenses were contractually limited to 0.80% and 0.45% for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30,2019.

(f)	For the period from March 11, 2019, (commencement of operations) to September 30, 2019.

See Notes to the Financial Statements.

52

FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund

	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/22 (Unaudited)	$ 10.17	0.05	(0.67)	(0.62)	(0.06)	(0.07)	(0.13)	$ 9.42
Year Ended 9/30/21	10.58	0.09	(0.24)	(0.15)	(0.12)	(0.14)	(0.26)	10.17
Period Ended 9/30/20(b)	10.15	0.11	0.44	0.55	(0.12)	—	(0.12)	10.58
Class I
Six Months Ended 3/31/22 (Unaudited)	$ 10.19	0.06	(0.67)	(0.61)	(0.07)	(0.07)	(0.14)	$ 9.44
Year Ended 9/30/21	10.59	0.12	(0.23)	(0.11)	(0.15)	(0.14)	(0.29)	10.19
Year Ended 9/30/20	10.22	0.20	0.52	0.72	(0.23)	(0.12)	(0.35)	10.59
Year Ended 9/30/19	9.61	0.26	0.62	0.88	(0.27)	—	(0.27)	10.22
Period Ended 9/30/18(c)	10.00	0.17	(0.38)	(0.21)	(0.18)	—	(0.18)	9.61
Class R6
Six Months Ended 3/31/22 (Unaudited)	$ 10.19	0.07	(0.68)	(0.61)	(0.07)	(0.07)	(0.14)	$ 9.44
Year Ended 9/30/21	10.60	0.12	(0.24)	(0.12)	(0.15)	(0.14)	(0.29)	10.19
Year Ended 9/30/20	10.22	0.21	0.52	0.73	(0.23)	(0.12)	(0.35)	10.60
Year Ended 9/30/19	9.61	0.27	0.61	0.88	(0.27)	—	(0.27)	10.22
Period Ended 9/30/18(c)	10.00	0.18	(0.39)	(0.21)	(0.18)	—	(0.18)	9.61
Class Y
Six Months Ended 3/31/22 (Unaudited)	$ 10.19	0.07	(0.69)	(0.62)	(0.07)	(0.07)	(0.14)	$ 9.43
Period Ended 9/30/21(d)	10.15	0.05	0.04	0.09	(0.05)	—	(0.05)	10.19

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2020 (commencement of operations) to September 30, 2020.

(c)	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

(d)	For the period from April 12, 2021 (commencement of operations) to September 30, 2021.

53

FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/22 (Unaudited)	(6.14)%(b)	$ 20	0.70%(c)	1.05%(c)	39.75%(c)	19%
Year Ended 9/30/21	(1.47)%	21	0.70%	0.91%	54.43%	36%
Period Ended 9/30/20(d)	5.48%(b)	11	0.70%(c)	1.56%(c)	85.65%(c)	31%
Class I
Six Months Ended 3/31/22 (Unaudited)	(6.01)%(b)	$75,861	0.45%(c)	1.30%(c)	0.55%(c)	19%
Year Ended 9/30/21	(1.13)%	77,793	0.45%	1.14%	0.73%	36%
Year Ended 9/30/20	7.18%	21,661	0.45%	1.94%	1.08%	31%
Year Ended 9/30/19	9.27%	6,467	0.45%	2.67%	1.62%	175%
Period Ended 9/30/18(e)	(2.14)%(b)	2,630	0.45%(c)	2.29%(c)	3.82%(c)	329%
Class R6
Six Months Ended 3/31/22 (Unaudited)	(5.99)%(b)	$78,529	0.40%(c)	1.83%(c)	0.48%(c)	19%
Year Ended 9/30/21	(1.17)%	81,762	0.40%	1.14%	0.62%	36%
Year Ended 9/30/20	7.33%	16,113	0.40%	2.06%	0.97%	31%
Year Ended 9/30/19	9.33%	17,158	0.40%	2.73%	1.52%	175%
Period Ended 9/30/18(e)	(2.10)%(b)	2,447	0.40%(c)	2.33%(c)	3.70%(c)	329%
Class Y
Six Months Ended 3/31/22 (Unaudited)	(6.09)%(b)	$56,722	0.40%(c)	0.99%(c)	0.48%(c)	19%
Period Ended 9/30/21(f)	0.90%(b)	60,373	0.40%(c)	0.99%(c)	0.59%(c)	36%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)	For the period from January 28, 2020 (commencement of operations) to September 30, 2020.

54

FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

(e)	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

(f)	For the period from April 12, 2021 (commencement of operations) to September 30, 2021.

See Notes to the Financial Statements.

55

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 19 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). The predecessor fund for the Access Capital Community Investment Fund was reorganized into a series of the Trust, effective July 28, 2008.This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- Access Capital Community Investment Fund

- RBC Impact Bond Fund (“Impact Bond Fund”)

The Access Capital Community Investment Fund offers three share classes: Class A, Class I and Class IS shares. The Impact Bond Fund offers four share classes: Class A, Class I, Class R6, and Class Y shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I, Class IS, Class R6 and Class Y shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data,

56

NOTES TO FINANCIAL STATEMENTS

estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

57

NOTES TO FINANCIAL STATEMENTS

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Access Capital Community Investment Fund Assets:
Investments in Securities
Municipal Bonds	$—	$26,801,826	$—	$26,801,826
U.S. Government Agency Backed Mortgages	—	624,011,959	—	624,011,959
U.S. Government Agency Obligations	—	52,064,935	50,724	52,115,659
Investment Company	30,507,225	—	—	30,507,225
Corporate Bonds	—	253,943	—	253,943
Other Financial Instruments*
Financial futures contracts	426,378	—	—	426,378

Total Assets	$30,933,603	$703,132,663	$50,724	$734,116,990

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(929,537)	$—	$—	$(929,537)

58

NOTES TO FINANCIAL STATEMENTS

Impact Bond Fund
Assets:
Investments in Securities
Municipal Bonds	$—	$55,202,449	$—	$55,202,449
U.S. Government Agency Backed Mortgages	—	58,451,599	—	58,451,599
U.S. Government Agency Obligations	—	12,197,538	—	12,197,538
Asset Backed Securities	—	17,828,897	—	17,828,897
Collateralized Mortgage Obligations	—	2,019,588	—	2,019,588
Investment Company	4,176,700	—	—	4,176,700
Corporate Bonds	—	59,895,463	—	59,895,463
Other Financial Instruments*
Financial futures contracts	1,065,117	—	—	1,065,117

Total Assets	$5,241,817	$205,595,534	$—	$210,837,351

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(854,027)	$—	$—	$(854,027)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

(a) Rounds to zero.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Access Capital Community Investment Fund
U.S. Government Agency Obligations– (Small Business Administration)
Balance as of 9/30/21(value)	$48,368
Change in unrealized appreciation (depreciation)	2,356

Balance as of 3/31/22(value)	$50,724

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

59

NOTES TO FINANCIAL STATEMENTS

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at March 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
U.S. Government Agency Obligations (Small Business Administration)	$50,724	Discounted Cash Flow	Yield (Discount Rate of Cash Flows) Constant Default Rate Amortization Rate	3.295%-5.31%(4.01%) 0.00%(0.00%) 0.0024-0.0025(0.0024)

Reverse Repurchase Agreements:

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

As of March 31, 2022 there were no open reverse Repurchase Agreements.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of March 31, 2022, the Funds each have outstanding TBA commitments.

Mortgage Backed Securities:

Because the Funds will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

60

NOTES TO FINANCIAL STATEMENTS

In addition, the Access Capital Community Investment Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. The Funds may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Funds. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures and U.S. Treasury Notes futures during the period ended March 31, 2022.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2022.

61

NOTES TO FINANCIAL STATEMENTS

Fair Values of Derivative Financial Instrument as of March 31, 2022
Statement of Assets and Liabilities Location
Asset Derivatives

	Access Capital Community Investment Fund	Impact Bond Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$426,378	$1,065,117

Total	$426,378	$1,065,117

Liability Derivatives
	Access Capital Community Investment Fund	Impact Bond Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$929,537	$854,027

Total	$929,537	$854,027

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2022 is as follows:

Derivative Instruments Categorized by Risk Exposure	Access Capital Community Investment Fund	Impact Bond Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$2,788,810	$(283,091)

Total	$2,788,810	$(283,091)

Derivative Instruments Categorized by Risk Exposure	Access Capital Community Investment Fund	Impact Bond Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$(1,572,688)	$714,830

Total	$(1,572,688)	$714,830

For the period ended March 31, 2022, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Access Capital Community Investment Fund	Impact Bond Fund
Futures long position (contracts)	175	119
Futures short position (contracts)	234	280

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties

62

NOTES TO FINANCIAL STATEMENTS

are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value September 30, 2021	Purchases	Sales	Value March 31, 2022	Dividends
Investments in U.S. Government Money Market Fund —RBC Institutional Class 1
Access Capital Community Investment Fund	$30,836,880	$130,603,023	$130,932,678	$30,507,225	$4,510
Impact Bond Fund	600,418	33,827,121	30,250,839	4,176,700	599

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the

63

NOTES TO FINANCIAL STATEMENTS

expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses ), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Access Capital Community Investment Fund	0.35%
Impact Bond Fund	0.35%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class IS Annual Rate	Class R6 Annual Rate	Class Y Annual Rate
Access Capital Community Investment Fund	0.80%	0.45%	0.40%	N/A	N/A
Impact Bond Fund	0.70%	0.45%	N/A	0.40%	0.40%

This expense limitation agreement is in place until January 31, 2023, and shall continue for additional one-year terms unless terminated by either party at any time. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Impact Bond Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

As of March 31, 2022, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/19	FYE 9/30/20	FYE 9/30/21	FYE 9/30/22	Total
Access Capital Community Investment Fund	$ —	$ —	$262,157	$208,479	$470,636
Impact Bond Fund	95,035	199,252	243,047	96,444	633,778

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such programs are not subject to recoupment.

64

NOTES TO FINANCIAL STATEMENTS

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2022, the amount waived was $16,734 and $1,572 for Access Capital Community Investment Fund and Impact Bond Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statement of Operations.

RBC GAM-US serves as co-administrator to the Funds. Bank of New York Mellon (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operation.

RBC GAM-US also provides certain CRA-related administrative services to Class I shareholders of Access Capital Community Investment Fund pursuant to a Special Administrative Services Agreement with the Trust. In consideration for such services and the assumption of related expenses, RBC GAM-US receives a fee of 0.05% of the average daily net assets of Class I shares of the Fund.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $76,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of -pocket expenses relating to attendance at such meetings. These amounts are included in the Statements of Operations in “Trustee’ fees”.

In conjunction with the initial launch of the Impact Bond Fund and the subsequent launch of Class A and Class Y shares, the Advisor invested seed capital in the Fund to provide the Fund or share class with its initial investment assets. The table below shows, as of March 31, 2022, the Fund’s net assets, the shares held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Impact Bond Fund	$211,131,979	6,571,668	29.4%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2022, there were no fees waived by the Distributor.

65

NOTES TO FINANCIAL STATEMENTS

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2022.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2022 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
Access Capital Community Investment Fund	$ 1,457,474	$ 2,069,654	$110,222,165	$72,807,757
Impact Bond Fund	32,299,790	24,525,853	14,358,940	15,504,270

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares Outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Access Capital Community Investment Fund		Impact Bond Fund

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$721,339	$4,289,357	$—	$13,950
Distributions reinvested	103,153	245,262	280	301
Cost of shares redeemed	(1,637,558)	(6,622,084)	—	(2,915)

Change in Class A	$(813,066)	$(2,087,465)	$280	$11,336

Class I
Proceeds from shares issued	$74,600,935	$213,915,716	$9,229,597	$61,822,014
Distributions reinvested	4,017,263	7,320,148	1,140,316	768,897
Cost of shares redeemed	(59,167,582)	(67,319,554)	(6,240,639)	(5,229,312)

Change in Class I	$19,450,616	$153,916,310	$4,129,274	$57,361,599

Class IS
Proceeds from shares issued	$12,675,535	$21,271,997	$—	$—
Distributions reinvested	328,785	486,624	—	—
Cost of shares redeemed	(2,246,056)	(5,500,834)	—	—

66

NOTES TO FINANCIAL STATEMENTS

	Access Capital Community Investment Fund		Impact Bond Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Change in Class IS	$10,758,264	$16,257,787	$—	$—

Class R6
Proceeds from shares issued	$—	$—	$2,699,188	$65,700,000
Distributions reinvested	—	—	1,182,133	691,801
Cost of shares redeemed	—	—	(950,015)	—

Change in Class R6	$—	$—	$2,931,306	$66,391,801

Class Y
Proceeds from shares issued	$—	$—	$—	$60,000,000
Distributions reinvested	—	—	876,682	275,265

Change in Class Y	$—	$—	$876,682	$60,275,265

Change in net assets resulting from capital transactions	$29,395,814	$168,086,632	$7,937,542	$184,040,001

SHARE TRANSACTIONS:
Class A
Issued	83,191	472,755	—	1,371
Reinvested	11,831	27,148	28	29
Redeemed	(187,309)	(730,240)	—	(285)

Change in Class A	(92,287)	(230,337)	28	1,115

Class I
Issued	8,532,843	23,646,511	931,326	6,018,469
Reinvested	461,147	811,194	114,247	74,181
Redeemed	(6,789,933)	(7,452,922)	(639,132)	(505,350)

Change in Class I	2,204,057	17,004,783	406,441	5,587,300

Class IS
Issued	1,466,177	2,351,468	—	—
Reinvested	37,853	54,010	—	—
Redeemed	(256,908)	(608,900)	—	—

Change in Class IS	1,247,122	1,796,578	—	—

Class R6
Issued	—	—	274,608	6,433,228
Reinvested	—	—	118,447	66,835
Redeemed	—	—	(92,775)	—

Change in Class R6	—	—	300,280	6,500,063

67

NOTES TO FINANCIAL STATEMENTS

	Access Capital Community Investment Fund		Impact Bond Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Class Y
Issued	—	—	—	5,900,690
Reinvested	—	—	87,905	26,844

Change in Class Y	—	—	87,905	5,927,534

Change in shares resulting from capital transactions	3,358,892	18,571,024	794,654	18,016,012

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2022, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Access Capital Community Investment Fund	$772,508,745	$3,235,350	$(42,053,483)	$(38,818,133)
Impact Bond Fund	224,860,379	114,977	(15,203,122)	(15,088,145)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax mark-to-market of derivatives.

The tax character of distributions during the year ended September 30, 2021 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Access Capital Community Investment Fund	$13,346,199	$ —	$13,346,199	$13,346,199
Impact Bond Fund	1,493,156	300,119	1,793,275	1,793,275

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

68

NOTES TO FINANCIAL STATEMENTS

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2022.

During the year ended September 30, 2021, the Access Capital Community Investment Fund utilized $1,075,684 of capital losses.

As of September 2021, the Access Capital Community Investment Fund had a short-term capital loss carryforward of $10,299,880 and a long-term capital loss carryforward of $22,211,323 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds did not have any Post-October Capital Losses or Late-Year Ordinary Losses for the year ending September 30, 2021.

8. Line of Credit

The Funds are participants in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 30, 2022. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2022. During the six months ended March 31, 2022, the Funds did not utilize this line of credit.

9. Significant Risks

Shareholder concentration risk:

As of March 31, 2022, the following Funds had omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Access Capital Community Investment Fund	1	16.6%
Impact Bond Fund	1	18.2%

In addition, an unaffiliated shareholder owned 26.8% of the Impact Bond Fund as of March 31, 2022. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

69

NOTES TO FINANCIAL STATEMENTS

In response to political and military actions undertaken by Russia, the U.S., European Union, and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair the a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of March 31, 2022, none of the Funds’ investments were in violation of such sanctions.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

70

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class IS, Class I, Class R6 and Class Y shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class IS

Class IS shares are offered in Access Capital Community Investment Fund and are available to investors who meet the $2,500 minimum initial investment requirement. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Impact Bond Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class Y

Class Y shares are offered in Impact Bond Fund for institutional investors that hold shares through an account held directly with the Fund and meet the $5,000,000 minimum requirement for initial investment. This share class does not have an upfront sales charge (load) or a 12b-1 distribution and servicing fee.

71

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21–3/31/22	Annualized Expense Ratio During Period 10/1/21–3/31/22
Access Capital Community Investment Fund
Class A	$1,000.00	$945.70	$3.88	0.80%
Class I	1,000.00	948.40	2.19	0.45%
Class IS	1,000.00	947.50	1.94	0.40%
Impact Bond Fund
Class A	1,000.00	938.60	3.38	0.70%
Class I	1,000.00	939.90	2.18	0.45%
Class R6	1,000.00	940.10	1.93	0.40%
Class Y	1,000.00	939.10	1.93	0.40%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21-3/31/22	Annualized Expense Ratio During Period 10/1/21-3/31/22
Access Capital Community Investment Fund
Class A	$1,000.00	$1,020.94	$4.03	0.80%
Class I	1,000.00	1,022.69	2.27	0.45%
Class IS	1,000.00	1,022.94	2.02	0.40%
Impact Bond Fund
Class A	1,000.00	1,021.44	3.53	0.70%
Class I	1,000.00	1,022.69	2.27	0.45%
Class R6	1,000.00	1,022.94	2.02	0.40%
Class Y	1,000.00	1,022.94	2.02	0.40%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

73

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Statement Regarding Liquidity Risk Management Program

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of RBC Funds Trust (the “Trust”), including each of its series (each, a “Fund” and collectively, the “Funds”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule” and the “1940 Act,” respectively). The Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, approved the Program on behalf of each Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of RBC Global Asset Management (U.S.) Inc. (“RBC”), the investment adviser to each Fund, as the Program Administrator for the Program. RBC administers day-to-day implementation of the Program through a working group known as the Liquidity Risk Committee (the “Committee”), as set forth in the Program.

RBC, as Program Administrator, provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any Fund’s highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report covered the year ending December 31, 2021 (the “Review Period”).

I. Key Conclusions of the Report

The Program, as implemented, is reasonably designed to assess and manage each Fund’s liquidity risk. During the Review Period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. No Fund was required to set an HLIM and each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. There were no material changes to the Program implemented during the Review Period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program, monthly in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT, and in Board reporting throughout the Review Period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that each Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period.

74

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the Review Period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

B. Review of Initial Liquidity Risk

During the Review Period, the Trust launched three new Funds. The Program Administrator conducted initial liquidity risk reviews for each of these Funds and concluded that there were no significant liquidity risk concerns related to any of them.

C. Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the Review Period, the Funds classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in the Program. In addition, pursuant to the Program, each Fund must separately classify and review any investment within an asset class if any market, trading, or investment-specific considerations are reasonably expected to significantly affect the liquidity of the investment as compared the Fund’s other portfolio holdings within that asset class. During the Review Period, there were no circumstances in which a Fund was required to separately classify any investment within an asset class.

Market Depth—Reasonably Anticipated Trading Size (“RATS”). In classifying and reviewing its portfolio investments or asset classes (as applicable), each Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. Each Fund must take this determination into account when classifying the liquidity of that investment or asset class. There were no material changes to the RATS assumptions for the Funds during the Review period.

Classification Review. As required by the Liquidity Rule, the Funds reviewed liquidity classifications on a monthly basis during the Review Period as described in the Program. The Committee met monthly to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Liquidity Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. During the Review Period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings.

D. HLIM

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the Review Period as described in the Report. Accordingly, an HLIM was not required for any Fund during the Review Period pursuant to the relevant provisions of the Program.

E. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. At no time during the Review Period did any Fund breach the 15% limit.

75

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

F. Redemptions in Kind

There were planned redemptions in-kind effected in two Funds during the Review Period. The investment teams were given ample notice ahead of the redemptions and were able to prepare for the outflows.

G. SEC Reporting

The Funds met their monthly Form N-PORT filing requirements during the period. No reports on Form N-LIQUID were required to be filed during the period and none were filed.

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81

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2022.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-II SAR 03-22

RBC Global Asset Management

Semi-Annual Report

For the six months ended March 31, 2022

RBC BlueBay Emerging Market Debt Fund

RBC BlueBay High Yield Bond Fund

RBC BlueBay Core Plus Bond Fund

RBC BlueBay Strategic Income Fund

RBC

	RBC Funds

About your Semi Annual Report

This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam.

Table of Contents	Portfolio Managers	1
	Performance Summary	4
	Fund Statistics
	- RBC BlueBay Emerging Market Debt Fund	6
	- RBC BlueBay High Yield Bond Fund	7
	- RBC BlueBay Core Plus Bond Fund	8
	- RBC BlueBay Strategic Income Fund	9
	Schedule of Portfolio Investments	11
	Financial Statements
	- Statements of Assets and Liabilities	55
	- Statements of Operations	58
	- Statements of Changes in Net Assets	60
	Financial Highlights	64
	Notes to Financial Statements	73
	Share Class Information	98
	Supplemental Information	99
	Statement Regarding Liquidity Risk Management Program (Unaudited)	101

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor to each of the Funds and BlueBay Asset Management LLP (“BlueBay”) serves as investment sub-advisor to BlueBay Emerging Market Debt Fund and BlueBay High Yield Bond Fund. The sub-advisor is responsible for the overall management of the portfolios of BlueBay Emerging Market Debt Fund and BlueBay High Yield Bond Fund. The individuals primarily responsible for the day-to-day management of the Funds’ portfolios are set forth below.

BlueBay Emerging Market Debt Fund
Polina Kurdyavko

Partner, Senior Portfolio Manager

Polina is Head of Emerging Markets and Senior Portfolio Manager at BlueBay. Polina started her career in emerging markets after the Russian financial crisis in 1988 and has, since then, gained expertise across a broad range of emerging market financial assets. Polina joined BlueBay in July 2005 from UBS where she was a credit analyst in EM corporate research. Her role encompassed coverage of EM issuers as well as research support for primary issuance of corporate debt. Prior to this, Polina was with Alliance Capital where she was an emerging markets equity analyst and then moved on to pioneer emerging markets quantitative research at the firm. She started her career in a macro research boutique in Russia. Polina holds an MSc (Hons) in Finance from the people’s Friendship University of Russia, Moscow and is a CFA charterholder.
BlueBay High Yield Bond Fund
Justin Jewell

Partner, Head of European High Yield Senior Portfolio Manager

Justin is Co-Head of BlueBay’s Global Leveraged Finance Long-Only Strategies and a senior portfolio manager within the Global Leveraged Finance Group. Justin joined BlueBay in April 2009, initially as Head of High Yield Trading, before moving into portfolio management at the beginning of 2012. He started his career at UBS in 2002 where, most recently, he was Director of High Yield and Distressed Trading in Europe. Justin has a BSc in Economics from the London School of Economics.

Andrzej Skiba, CFA

Head of U.S. Fixed Income, Senior Portfolio Manager

Andrzej Skiba joined BlueBay in February 2005 and, following the alignment of BlueBay’s U.S. business with RBC GAM-US in November 2021, is responsible for the U.S. fixed income investment team based in Minneapolis (MN) and Stamford (CT). In 2013, Andrzej moved to the U.S. from London to oversee the buildout of global investment grade capability. This followed a period from 2009, where he was a portfolio manager responsible for corporate investments within BlueBay’s investment grade strategies. Andrzej spent his first four years at BlueBay as a credit analyst covering the TMT, utilities and retail sectors for the Investment Grade team. Prior to BlueBay, Andrzej worked for Goldman Sachs as a credit analyst covering European investment grade telecom, media and utility sectors. Andrzej holds a BSc (Hons) in Management and International Business Economics from UMIST and is a CFA charterholder.

PORTFOLIO MANAGERS

Tim Leary

Senior Portfolio Manager

Tim joined BlueBay in January 2012 and is a Senior Portfolio Manager across several global leveraged finance and ESG strategies based in the Stamford, Connecticut, office. Tim joined BlueBay as Head of Trading, North America within the Global Leveraged Finance Group based in the Stamford, Connecticut, office before being promoted to portfolio manager in January 2017. Prior to joining BlueBay, he was a director in high yield and distressed credit trading at the Royal Bank of Scotland. Before that, Tim spent three years as an analyst on the leveraged loan trading desk at Bear Stearns & Co. Tim holds a BS in Business Administration with Finance concentration from Fordham University.
BlueBay Core Plus Bond Fund and BlueBay Strategic Income Fund
Andrzej Skiba, CFA

Head of U.S. Fixed Income, Senior Portfolio Manager

Andrzej Skiba joined BlueBay in February 2005 and, following the alignment of BlueBay’s U.S. business with RBC GAM-US in November 2021, is responsible for the U.S. fixed income investment team based in Minneapolis (MN) and Stamford (CT). In 2013, Andrzej moved to the U.S. from London to oversee the buildout of global investment grade capability. This followed a period from 2009, where he was a portfolio manager responsible for corporate investments within BlueBay’s investment grade strategies. Andrzej spent his first four years at BlueBay as a credit analyst covering the TMT, utilities and retail sectors for the Investment Grade team. Prior to BlueBay, Andrzej worked for Goldman Sachs as a credit analyst covering European investment grade telecom, media and utility sectors. Andrzej holds a BSc (Hons) in Management and International Business Economics from UMIST and is a CFA charterholder.
Brian Svendahl, CFA

Senior Portfolio Manager

Brian is a senior portfolio manager within the RBC GAM-US fixed income team. He has been the lead portfolio manager for RBC GAM-US’s impact investing strategies since 2006 along with many government and mortgage strategies. Brian joined RBC GAM-US in 2005 and has co-led the Minneapolis-based fixed income group since 2012. He had previously held several risk management, research, and trading positions with a large American multinational financial services company and first started in the investment industry in 1992. Brian earned a BS in economics from the University of Minnesota and a BBA in finance and MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

PORTFOLIO MANAGERS

Brandon Swensen, CFA

Senior Portfolio Manager

Brandon is a senior portfolio manager within the RBC GAM-US fixed income team. In addition to co-leading the fixed income group based in Minneapolis, he is a portfolio manager for several cash management and core solutions. Brandon joined the RBC GAM-US Mortgage and Government team in 2000, having earlier held positions as a research analyst covering asset-backed securities and credit, and as a financial analyst. Brandon began his career in the investment industry in 1998. He earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year(a)	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
Average Annual Total Returns as of March 31, 2022 (Unaudited)

RBC BlueBay Emerging Market Debt Fund(a)
Class A
- Including Max Sales Charge of 4.25%	(7.18)%	0.37%	1.89%	1.16%	1.67%
- At Net Asset Value	(3.01)%	1.83%	2.78%	1.59%	2.09%	1.04%	43.25%
Class I
- At Net Asset Value	(2.76)%	2.13%	3.03%	1.84%	2.34%	0.79%	1.72%
Class R6
- At Net Asset Value	(2.68)%	2.19%	3.10%	1.92%	2.42%	0.74%	28.96%

JPMorgan GBI-EM Global Diversified Index	(7.44)%	0.01%	1.69%	3.74%	5.49%
RBC BlueBay High Yield Bond Fund(a)
Class A
- Including Max Sales Charge of 4.25%	(4.74)%	4.39%	4.60%	5.20%	5.66%
- At Net Asset Value	(0.52)%	5.92%	5.52%	5.66%	6.10%	0.82%	1.18%
Class I
- At Net Asset Value	(0.26)%	6.17%	5.76%	5.94%	6.39%	0.57%	0.87%

ICE BofAML US High Yield Index(d)	(0.29)%	4.40%	4.56%	5.70%	6.43%
RBC BlueBay Core Plus Bond Fund(e)
Class A
- Including Max Sales Charge of 3.75%	N/A	N/A	N/A	N/A	(10.37)%
- At Net Asset Value	N/A	N/A	N/A	N/A	(6.43)%	0.70%	1.30%
Class I
- At Net Asset Value	N/A	N/A	N/A	N/A	(6.36)%	0.45%	0.99%
Class R6
- At Net Asset Value	N/A	N/A	N/A	N/A	(6.34)%	0.40%	1.05%

Barclays US Aggregate Bond Index(d)	N/A	N/A	N/A	N/A	(5.81)%
RBC BlueBay Strategic Income Fund(f)
Class A
- Including Max Sales Charge of 3.75%	N/A	N/A	N/A	N/A	(5.55)%
- At Net Asset Value	N/A	N/A	N/A	N/A	(1.39)%	0.88%	1.48%
Class I
- At Net Asset Value	N/A	N/A	N/A	N/A	(1.32)%	0.63%	1.17%
Class R6
- At Net Asset Value	N/A	N/A	N/A	N/A	(1.30)%	0.58%	1.23%

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	0.05%	1.02%	1.35%	0.87%	N/A

Parentheses indicate negative performance returns.

PERFORMANCE SUMMARY (UNAUDITED)

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

(a)

For BlueBay Emerging Market Debt Fund and BlueBay High Yield Bond Fund, the inception date (commencement of operations) is November 27, 2013 for Class A shares, November 30, 2011 for Class I shares, and December 27, 2016 for Class R6 shares of BlueBay Emerging Market Debt Fund. The performance in the table for the Class A and Class R6 shares prior to the inception of those classes reflects the performance of the Class I shares since the Fund’s inception.

(b)	The Funds’ expenses are from the Funds’ most recent prospectus dated January 28, 2022, and reflect actual expenses for the most recent fiscal year ended September 30, 2021.

(c)

The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses at annual ratios of 1.04% for Class A, 0.79% for Class I and 0.74% for Class R6 of BlueBay Emerging Market Debt Fund , 0.82% for Class A and 0.57% for Class I of BlueBay High Yield Bond Fund, 0.70% for Class A, 0.45% for Class I and 0.40% for Class R6 of the BlueBay Core Plus Bond Fund and 0.88% for Class A, 0.63% for Class I and 0.58% for Class R6 of the BlueBay Strategic Income Fund until January 31, 2023.

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(e)	The inception date for the RBC BlueBay Core Plus Bond Fund is November 1, 2021.

(f)	The inception date for the RBC BlueBay Strategic Income Fund is November 1, 2021.

JPMorgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a subset of the JPMorgan EMBI. The JPMorgan EMBI tracks the performance of U.S. dollar-denominated Brady bonds, Eurobonds and traded loans issued by sovereign and quasi-sovereign entities in emerging markets. The JPMorgan EMBI Global Diversified limits the weights of countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

The ICE BofAML US High Yield Index tracks the performance of U.S. dollar—denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollardenominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralised mortgage-backed securities.

ICE BofAML US Dollar 3-Month LIBOR Constant Maturity Index (ICE BofAML 3-Month LIBOR Index) tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

	FUND STATISTICS (UNAUDITED)

	RBC BlueBay Emerging Market Debt Fund
Investment Objective	High level of total return consisting of income and capital appreciation.
Benchmark	JPMorgan EMBI Global Diversified Index

Asset Allocation as of 3/31/22 (% of Fund’s investments) & Top Five Industries (as of 3/31/22) (% of Fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 6.23% of investments.

Top Ten Holdings (excluding investment companies) (as of 3/31/22) (% of Fund’s net assets)	Oman Government International Bond, 6.25%, 1/25/31	3.15%	Nigeria Government International Bond, 7.88%, 2/16/32	1.57%
	Argentine Republic Government International Bond, 2.50%, 7/9/41	2.75%	Uruguay Government International Bond, 4.98%, 4/20/55	1.54%
	Ecuador Government International Bond, 1.00%, 7/31/35	2.64%	Iraq International Bond, 6.75%, 3/9/23	1.48%
	Petroleos Mexicanos, 5.63%, 1/23/46	1.89%	Turkey Government International Bond, 8.60%, 9/24/27	1.39%
	Petroleos Mexicanos, 6.35%, 2/12/48	1.81%	Iraq International Bond, 5.80%, 1/15/28	1.34%
	*A listing of all portfolio holdings can be found beginning on page 43
Growth of $1,000,000 Initial Investment Over 10 Years

The graph reflects an initial hypothetical investment of $1,000,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. This chart does not imply any future performance.

FUND STATISTICS (UNAUDITED)

RBC BlueBay High Yield Bond Fund
High level of total return consisting of income and capital appreciation.				Investment Objective
ICE BofAML US High Yield Index				Benchmark
				Asset Allocation as of 3/31/22 (% of Fund’s investments) & Top Five Industries (as of 3/31/22) (% of Fund’s net assets)

*Includes U.S. dollar denominated cash equivalent investments representing 2.51% of investments.

Matthews International Corp., 5.25%, 12/1/25	1.52%	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26	1.06%	Top Ten Holdings (excluding investment companies) (as of 3/31/22) (% of Fund’s net assets)
Banijay Entertainment SASU, 5.38%, 3/1/25	1.49%	Carriage Services, Inc., 4.25%, 5/15/29	1.03%
Macy’s Retail Holdings LLC, 6.13%, 3/15/32	1.35%	IRB Holding Corp., 7.00%, 6/15/25	1.03%
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26	1.26%	Adtalem Global Education, Inc., 5.50%, 3/1/28	1.02%
Sprint Communications, Inc., 6.00%, 11/15/22	1.20%	G-III Apparel Group Ltd., 7.88%, 8/15/25	1.01%
*A listing of all portfolio holdings can be found beginning on page 22
				Growth of $1,000,000 Initial Investment Over 10 Years
The graph reflects an initial hypothetical investment of $1,000,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. This chart doesn not imply any future performance.

	FUND STATISTICS (UNAUDITED)

	RBC BlueBay Core Plus Bond Fund
Investment Objective	High level of total return.
Benchmark	Barclays US Aggregate Bond Index

Asset Allocation as of 3/31/22 (% of Fund’s investments) & Top Five Industries (as of 3/31/22) (% of Fund’s net assets)	* Includes U.S. dollar denominated cash equivalent investments representing 7.95% of investments.

Top Ten Holdings (excluding investment companies) (as of 3/31/22) (% of Fund’s net assets)	Goldman Sachs Group, Inc. (The), 0.93%, 10/21/24	2.07%	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65	1.33%
	Morgan Stanley, GMTN, 0.79%, 1/22/25	2.05%	Neighborly Issuer, Series 2022-1A, Class A2, 3.70%, 1/30/52	1.21%
	Citadel Finance LLC, 3.38%, 3/9/26	2.03%	JPMorgan Chase & Co., 2.60%, 2/24/26	1.11%
	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 2.26%, 4/25/29	1.46%	Corebridge Financial, Inc., 4.40%, 4/5/52	1.07%
	Citigroup, Inc., 0.98%, 5/1/25	1.43%	Corebridge Financial, Inc., 4.35%, 4/5/42	1.07%
	*A listing of all portfolio holdings can be found beginning on page 22
Growth of $1,000,000 Initial Investment Since Inception (11/01/21)

The graph reflects an initial hypothetical investment of $ 1,000,000 over the period from November 1, 2021 (commencement of operations) to March 31, 2022 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. This chart does not imply any future performance.

FUND STATISTICS (UNAUDITED)

RBC BlueBay Strategic Income Fund
High level of total return consisting of income and capital appreciation.				Investment Objective
Barclays US Aggregate Bond Index ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index				Benchmark
				Asset Allocation as of 3/31/22 (% of Fund’s investments) & Top Five Industries (as of 3/31/22) (% of Fund’s net assets)

* Includes U.S. dollar denominated cash equivalent investments representing 8.39% of investments.

Goldman Sachs Group, Inc. (The), 0.93%, 10/21/24	1.96%	Univar Solutions USA Inc/Washington, 1st Lein Term Loan B6, (LIBOR 1-Month + 2.00%), 2.10%, 6/3/28	1.20%	Top Ten Holdings (excluding investment companies) (as of 3/31/22) (% of Fund’s net assets)
Morgan Stanley, GMTN, 0.79%, 1/22/25	1.95%
Citadel Finance LLC, 3.38%, 3/9/26	1.93%	Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR 1-Month + 1.75%), 2.21%, 6/22/26	1.20%
Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 2.26%, 4/25/29	1.39%	Avolon US LLC, 1st Lien Term Loan B5, (LIBOR 1-Month + 2.25%), 2.75%, 12/1/27	1.19%
Citigroup, Inc., 0.98%, 5/1/25	1.35%
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65	1.26%
Sensata Technologies, Inc., 1st Lein Term Loan B, (LIBOR 1-Month + 1.75%), 1.75%, 9/20/26	1.21%

*A listing of all portfolio holdings can be found beginning on page 22

FUND STATISTICS (UNAUDITED)

RBC BlueBay Strategic Income Fund
Growth of $1,000,000 Initial Investment Since Inception (11/01/21)

The graph reflects an initial hypothetical investment of $1,000,000 over the period from November 1, 2021 (commencement of operations) to March 31, 2022 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. This chart does not imply any future performance.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

March 31, 2022 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 68.74%
Angola — 2.29%
$ 200,000	Angolan Government International Bond, EMTN, 8.00%, 11/26/29(a)	$200,194
200,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	204,158
200,000	Angolan Government International Bond, 9.50%, 11/12/25(a)	219,474

		623,826

Argentina — 4.40%
150,137	Argentine Republic Government International Bond, 1.00%, 7/9/29	51,361
397,095	Argentine Republic Government International Bond, 1.13%, 7/9/35	121,013
475,204	Argentine Republic Government International Bond, 2.00%, 1/9/38	178,448
2,125,000	Argentine Republic Government International Bond, 2.50%, 7/9/41	748,119
235,000	Provincia de Buenos Aires/Government Bonds, EMTN, 3.90%, 9/1/37(a)	100,662

		1,199,603

Bahrain — 0.65%
200,000	Bahrain Government International Bond, EMTN, 6.25%, 1/25/51(a)	177,533

Brazil — 1.03%
335,000	Brazilian Government International Bond, 4.75%, 1/14/50	281,208

Chile — 2.49%
308,000	Chile Government International Bond, 3.10%, 5/7/41	273,456
200,000	Chile Government International Bond, 4.00%, 1/31/52	197,951
200,000	Chile Government International Bond, 4.34%, 3/7/42	206,205

		677,612

Colombia — 2.42%
200,000	Colombia Government International Bond, 3.00%, 1/30/30	172,292
210,000	Colombia Government International Bond, 3.25%, 4/22/32	176,216
200,000	Colombia Government International Bond, 3.88%, 2/15/61	142,760
200,000	Colombia Government International Bond, 5.00%, 6/15/45	168,706

		659,974

Dominican Republic — 2.97%
150,000	Dominican Republic International Bond, 4.50%, 1/30/30(a)	138,401
265,000	Dominican Republic International Bond, 4.88%, 9/23/32(a)	240,968
100,000	Dominican Republic International Bond, 5.50%, 1/27/25(a)	103,728
380,000	Dominican Republic International Bond, 5.88%, 1/30/60(a)	325,794

		808,891

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

Ecuador — 2.64%
$ 1,097,441	Ecuador Government International Bond, 1.00%, 7/31/35(a)	$720,078

Egypt — 1.87%
200,000	Egypt Government International Bond, 5.25%, 10/6/25(a)	193,490
400,000	Egypt Government International Bond, MTN, 7.50%, 2/16/61(a)	315,533

		509,023

El Salvador — 1.19%
224,000	El Salvador Government International Bond, 5.88%, 1/30/25(a)	126,054
158,000	El Salvador Government International Bond, 6.38%, 1/18/27(a)	78,014
140,000	El Salvador Government International Bond, 7.65%, 6/15/35(a)	66,624
64,000	El Salvador Government International Bond, 7.75%, 1/24/23(a)	52,545

		323,237

Ghana — 0.54%
200,000	Ghana Government International Bond, 7.75%, 4/7/29(a)	146,460

Guatemala — 1.67%
290,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	268,921
200,000	Guatemala Government Bond, 4.65%, 10/7/41(a)	186,663

		455,584

Indonesia — 2.12%
150,000(b)	Indonesia Government International Bond, 1.30%, 3/23/34	145,111
200,000	Indonesia Government International Bond, 3.35%, 3/12/71	168,385
270,000	Perusahaan Penerbit SBSN Indonesia III, 3.80%, 6/23/50(a)	265,060

		578,556

Iraq — 2.82%
375,000	Iraq International Bond, 5.80%, 1/15/28(a)	366,361
400,000	Iraq International Bond, 6.75%, 3/9/23(a)	402,552

		768,913

Lebanon — 0.58%
36,000	Lebanon Government International Bond, GMTN, 5.80%, 4/14/20(a),(c)	4,334
66,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(c)	7,944
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(c)	10,215
106,000	Lebanon Government International Bond, GMTN, 6.15%, 6/19/20(c)	12,473
745,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(c)	88,251
286,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(c)	35,142
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(c)	561

		158,920

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

Mexico — 2.66%
$340,000	Mexico Government International Bond, 3.77%, 5/24/61	$276,211
200,000	Mexico Government International Bond, 4.40%, 2/12/52	183,917
280,000	Mexico Government International Bond, 4.50%, 1/31/50	264,574

		724,702

Nigeria — 4.99%
200,000	Nigeria Government International Bond, EMTN, 6.50%, 11/28/27(a)	190,355
200,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	182,207
450,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	427,783
270,000	Nigeria Government International Bond, EMTN, 8.38%, 3/24/29(a)	272,374
300,000	Nigeria Government International Bond, 9.25%, 1/21/49(a)	286,809

		1,359,528

Oman — 7.18%
200,000	Oman Government International Bond, 4.75%, 6/15/26(a)	200,790
200,000	Oman Government International Bond, EMTN, 4.88%, 2/1/25(a)	203,966
810,000	Oman Government International Bond, 6.25%, 1/25/31(a)	858,760
265,000	Oman Government International Bond, 6.75%, 10/28/27(a)	288,460
200,000	Oman Government International Bond, 6.75%, 1/17/48(a)	200,360
200,000	Oman Government International Bond, 7.00%, 1/25/51(a)	204,144

		1,956,480

Pakistan — 1.26%
270,000	Pakistan Government International Bond, EMTN, 6.00%, 4/8/26(a)	212,704
200,000	Pakistan Water & Power Development Authority, 7.50%, 6/4/31(a)	130,575

		343,279

Panama — 0.64%
200,000	Panama Government International Bond, 3.87%, 7/23/60	175,684

Paraguay — 1.71%
300,000	Paraguay Government International Bond, 2.74%, 1/29/33(a)	263,198
200,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	202,576

		465,774

Philippines — 1.29%
200,000	Philippine Government International Bond, 2.95%, 5/5/45	173,535
200,000	Philippine Government International Bond, 3.20%, 7/6/46	179,089

		352,624

Qatar — 0.83%
200,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	224,947

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

Romania — 2.01%
45,000(b)	Romanian Government International Bond, EMTN, 2.00%, 4/14/33(a)	$39,803
100,000(b)	Romanian Government International Bond, 2.63%, 12/2/40(a)	83,872
295,000(b)	Romanian Government International Bond, EMTN, 2.75%, 4/14/41(a)	247,522
117,000(b)	Romanian Government International Bond, EMTN, 3.38%, 1/28/50(a)	103,028
$ 70,000	Romanian Government International Bond, EMTN, 4.88%, 1/22/24(a)	72,353

		546,578

South Africa — 2.19%
200,000	Republic of South Africa Government International Bond, 4.30%, 10/12/28	193,626
200,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	195,869
250,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	208,064

		597,559

Sri Lanka — 0.55%
305,000	Sri Lanka Government International Bond, 6.83%, 7/18/26(a)	149,389

Tajikistan — 0.57%
200,000	Republic of Tajikistan International Bond, 7.13%, 9/14/27(a)	154,200

Tunisia — 1.83%
300,000(b)	Tunisian Republic, 5.63%, 2/17/24(a)	227,150
400,000	Tunisian Republic, 5.75%, 1/30/25(a)	270,182

		497,332

Turkey — 3.41%
320,000	Turkey Government International Bond, 4.88%, 4/16/43	227,516
430,000	Turkey Government International Bond, 5.75%, 5/11/47	321,515
370,000	Turkey Government International Bond, 8.60%, 9/24/27	379,341

		928,372

Ukraine — 1.02%
192,000	Ukraine Government International Bond, 0.01%, 5/31/40(a),(d)	61,259
285,000	Ukraine Government International Bond, 7.38%, 9/25/32(a)	120,181
100,000	Ukraine Government International Bond, 7.75%, 9/1/24(a)	43,881
125,000	Ukraine Government International Bond, 7.75%, 9/1/26(a)	53,782

		279,103

United Arab Emirates — 3.34%
250,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49(a)	229,145

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$360,000	Finance Department Government of Sharjah, EMTN, 3.63%, 3/10/33(a)	$332,841
430,000	Finance Department Government of Sharjah, MTN, 4.00%, 7/28/50(a)	349,074

		911,060

Uruguay — 2.03%
125,000	Uruguay Government International Bond, 4.38%, 10/27/27	132,879
357,599	Uruguay Government International Bond, 4.98%, 4/20/55	420,190

		553,069

Uzbekistan — 0.68%
225,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	185,681

Venezuela — 0.10%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(c)	6,800
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(a),(c)	5,904
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(c)	13,600

		26,304

Zambia — 0.77%
305,000	Zambia Government International Bond, 5.38%, 9/20/22(a)	210,856

Total Foreign Government Bonds		18,731,939

(Cost $21,091,686)

Corporate Bonds — 22.10%
Argentina — 1.71%
131,250	YPF SA, 8.50%, 3/23/25(a)	121,505
120,000	YPF SA, 8.50%, 7/28/25(a)	102,600
254,000	YPF SA, 8.75%, 4/4/24(a)	242,700

		466,805

Brazil — 2.64%
200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24(a)	217,500
361,228	MV24 Capital BV, 6.75%, 6/1/34(a)	352,769
160,000	Petrobras Global Finance BV, 6.85%, 6/5/2115	150,440

		720,709

Chile — 0.76%
250,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(a)	208,186

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

Colombia — 1.32%
$ 265,000	Ecopetrol SA, 5.88%, 5/28/45	$231,908
150,000	Ecopetrol SA, 5.88%, 11/2/51	127,913

		359,821

Kazakhstan — 0.65%
200,000	KazMunayGas National Co. JSC, 5.75%, 4/19/47(a)	176,805

Mexico — 5.08%
200,000	Comision Federal de Electricidad, 4.69%, 5/15/29(e)	197,400
200,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	176,000
680,000	Petroleos Mexicanos, 5.63%, 1/23/46	515,586
631,000	Petroleos Mexicanos, 6.35%, 2/12/48	494,231

		1,383,217

Nigeria — 0.84%
210,000(b)	BOI Finance BV, 7.50%, 2/16/27(e)	229,205

Oman — 0.73%
200,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	197,762

Paraguay — 0.75%
200,000	Telefonica Celular del Paraguay SA, 5.88%, 4/15/27(a)	203,501

Peru — 1.10%
320,000	InRetail Consumer, 3.25%, 3/22/28(a)	299,874

Qatar — 0.75%
220,000	Qatar Energy, 3.30%, 7/12/51(a)	203,637

South Africa — 1.06%
300,000	Stillwater Mining Co., 4.00%, 11/16/26(a)	288,669

United Arab Emirates — 3.45%
200,000	DP World Salaam, 6.00%, (a),(f),(g)	206,847
260,000	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	239,926
331,000	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	300,067
200,000	Sharjah Sukuk Program Ltd., 2.94%, 6/10/27(a)	194,042

		940,882

United States — 1.06%
400,000	Rutas 2 and 7 Finance Ltd., 0.00%, 9/30/36(a),(h)	290,040

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

Venezuela — 0.20%
$173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(a),(c)	$12,151
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(c)	41,600
		53,751

Total Corporate Bonds		6,022,864

(Cost $6,569,903)
Shares

Investment Company — 6.04%
1,645,552	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	1,645,552

Total Investment Company		1,645,552

(Cost $1,645,552)

Total Investments		$26,400,355
(Cost $29,307,141)(j) — 96.88%

Other assets in excess of liabilities — 3.12%		849,110

NET ASSETS — 100.00%		$27,249,465

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Principal amount denoted in Euros.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(g)	Perpetual security with no stated maturity date.
(h)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(i)	Affiliated investment.
(j)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2022 (Unaudited)

Foreign currency exchange contracts as of March 31, 2022:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
AUD	386,360	USD	280,000	Citibank N.A.	4/26/22	$ 9,203
EUR	250,000	PLN	1,144,260	Citibank N.A.	4/26/22	5,119
EUR	125,000	USD	138,116	Citibank N.A.	4/26/22	271
EUR	140,683	USD	153,630	Citibank N.A.	4/26/22	2,120
PHP	3,193,761	USD	60,880	Citibank N.A.	4/26/22	712
PHP	3,188,387	USD	60,832	Citibank N.A.	4/26/22	656
PHP	3,821,044	USD	73,056	Citibank N.A.	4/26/22	634
PHP	1,278,235	USD	24,352	Citibank N.A.	4/26/22	299
PHP	3,188,040	USD	60,880	Citibank N.A.	4/26/22	602
TRY	2,002,452	USD	130,000	Barclays Bank Plc	4/26/22	3,622
USD	1,289,458	EUR	1,128,000	Citibank N.A.	4/26/22	40,652
USD	233,017	EUR	205,000	Citibank N.A.	4/26/22	6,062
USD	120,000	EUR	104,781	Citibank N.A.	4/26/22	3,997
USD	424,452	INR	31,867,381	Citibank N.A.	4/26/22	6,395
USD	76,026	THB	2,475,966	Citibank N.A.	4/26/22	1,553
USD	213,974	THB	6,962,725	Citibank N.A.	4/26/22	4,547
USD	140,000	TRY	2,020,147	HSBC Bank Plc	4/26/22	5,197
ZAR	3,979,852	USD	260,000	Citibank N.A.	4/26/22	11,455

						$ 103,096

IDR	3,863,700,000	USD	270,000	Citibank N.A.	4/26/22	$ (890)
PLN	434,599	EUR	95,326	Citibank N.A.	4/26/22	(2,358)
PLN	706,337	EUR	154,674	Citibank N.A.	4/26/22	(3,550)
THB	9,292,167	USD	280,000	Citibank N.A.	4/26/22	(507)
USD	130,000	TRY	1,998,781	Barclays Bank Plc	4/26/22	(3,377)
USD	276,765	AUD	386,360	Citibank N.A.	4/26/22	(12,437)
USD	283,881	PHP	14,752,741	Citibank N.A.	4/26/22	(628)
USD	39,754	ZAR	596,350	Citibank N.A.	4/26/22	(921)
USD	55,062	ZAR	825,657	Citibank N.A.	4/26/22	(1,254)
USD	165,184	ZAR	2,482,637	Citibank N.A.	4/26/22	(4,150)

						$ (30,072)

Total						$ 73,024

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2022 (Unaudited)

Financial futures contracts as of March 31, 2022:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value	Clearinghouse
10 Year Euro-Bund	2	June 2022	$15,757	EUR $351,035	Citigroup Global Markets Inc.
5 Year Euro-Bobl	4	June 2022	16,437	EUR 570,206	Citigroup Global Markets Inc.

Total			$32,194

Interest rate swaps as of March 31, 2022:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
6.89%	MXN-BNPLDN	Every 28 days	Citigroup Global Markets Inc.	10/15/31	MXN 5,919	$(25,202)

Total						$(25,202)

Credit default swaps buy protection as of March 31, 2022:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Turkey Government International Bond	Quarterly	HSBC Bank plc	12/20/23	USD 361	$ 12,907	$11,604	$ 24,511
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Limited	12/20/23	USD 955	35,753	29,089	64,841
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank plc	12/20/22	USD 210	6,614	(1,101)	5,513
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank plc	12/20/23	USD 195	13,609	(369)	13,240
1.00%	Mexico Government International Bond	Quarterly	Barclays Bank plc	6/20/27	USD1,475	8,496	(8,325)	171

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2022 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
5.00%	Markit ITRAXX XOver Index, Series 37	Quarterly	Citigroup Global Markets Inc.	6/20/27	EUR 552	(37,999)	(7,458)	(45,458)
1.00%	Markit CDX Emerging Markets Index, Series 37	Quarterly	Citigroup Global Markets Inc.	6/20/27	USD1,230	70,442	(339)	70,103
5.00%	Markit ITRAXX XOver Index, Series 37	Quarterly	Citigroup Global Markets Inc.	6/20/27	EUR 791	(65,001)	(143)	(65,143)
5.00%	Markit ITRAXX XOver Index, Series 37	Quarterly	Citigroup Global Markets Inc.	6/20/27	EUR 239	(19,125)	(558)	(19,683)

Total						$ 25,696	$22,400	$ 48,095

Abbreviations used are defined below:

AUD - Australian Dollar

Bobl - German Bundesobligationen

EMTN - Euro Medium Term Note

EUR - Euro

GMTN - Global Medium Term Note

IDR - Indonesian Rupiah

INR - Indian Rupee

MTN - Medium Term Note

MXN - Mexican Peso

PHP - Philippine Peso

PLN - Polish Zloty

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2022 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	68.74%
Energy	11.59%
Industrial	3.76%
Utilities	1.53%
Consumer, Cyclical	1.10%
Basic Materials	1.06%
Financial	0.84%
Consumer, Non-cyclical	0.76%
Communications	0.75%
Government	0.71%
Other*	9.16%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

March 31, 2022 (Unaudited)

Principal Amount		Value

Corporate Bonds — 94.70%
Australia — 0.09%
$ 143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	$75,650
212,474	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	191,226

		266,876

Bermuda — 0.57%
1,655,964	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25(a)	1,666,314

Canada — 4.33%
3,541,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(a)	3,695,494
1,116,000	Bombardier, Inc., 6.00%, 2/15/28(a)	1,048,315
474,000	Bombardier, Inc., 7.50%, 3/15/25(a)	476,417
1,548,000	Bombardier, Inc., 7.88%, 4/15/27(a)	1,517,396
2,947,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	2,915,173
1,215,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(a)	977,939
636,000	New Gold, Inc., 7.50%, 7/15/27(a)	661,866
1,537,000	Primo Water Holdings, Inc., 4.38%, 4/30/29(a)	1,392,669

		12,685,269

Cayman Islands — 0.94%
3,026,674	Global Aircraft Leasing Co. Ltd., PIK, 6.50%, 9/15/24(a)	2,753,668

France — 2.87%
1,150,000	Altice France SA, 5.13%, 7/15/29(a)	1,025,053
4,461,000	Banijay Entertainment SASU, 5.38%, 3/1/25(a)	4,371,780
1,236,000	Iliad Holding SASU, 6.50%, 10/15/26(a)	1,237,954
590,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	590,602
1,080,000(d)	Loxam SAS, 4.50%, 2/15/27(a)	1,183,798

		8,409,187

Germany — 2.33%
900,000(d)	ADLER Group SA, 1.88%, 1/14/26(e)	827,323
500,000(d)	ADLER Group SA, 2.25%, 4/27/27(e)	453,470
100,000(d)	ADLER Group SA, 2.25%, 1/14/29(e)	89,660
1,383,000	Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(a)	1,339,117
1,400,000	Commerzbank AG, 7.00%, (e),(f),(g)	1,420,543
705,000	TK Elevator Holdco GmbH, 7.63%, 7/15/28(a)	706,283
2,000,000	TK Elevator US Newco, Inc., 5.25%, 7/15/27(a)	1,984,823

		6,821,219

Italy — 1.44%
949,000(d)	Banca Monte dei Paschi di Siena SpA, 8.50%, 9/10/30(e),(f)	727,758
1,744,000	F-Brasile SpA / F-Brasile US LLC, Series XR, 7.38%, 8/15/26(a)	1,569,600

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 1,300,000	Intesa Sanpaolo SpA, 7.70%, (a),(f),(g)	$1,361,117
583,000	Telecom Italia Capital SA, 6.38%, 11/15/33	561,036

		4,219,511

Korea — 0.22%
650,000	Clark Equipment Co., 5.88%, 6/1/25(a)	658,130

Luxembourg — 1.09%
673,000	Altice Financing SA, 5.00%, 1/15/28(a)	606,115
978,000	Altice Financing SA, 5.75%, 8/15/29(a)	888,448
1,612,000	Altice France Holding SA, 10.50%, 5/15/27(a)	1,688,892

		3,183,455

Mexico — 0.85%
1,000,000	Banco Mercantil del Norte SA, 6.63%, (e),(f),(g)	926,513
1,500,000	Banco Mercantil del Norte SA, 8.38%, (e),(f),(g)	1,566,975

		2,493,488

Netherlands — 0.34%
1,000,000	UPC Holding BV, 5.50%, 1/15/28(a)	987,730

United Arab Emirates — 0.68%
1,992,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26(a)	1,999,964

United Kingdom — 1.86%
770,000(h)	Constellation Automotive Financing Plc, 4.88%, 7/15/27(a)	923,509
1,280,000(h)	Stonegate Pub Co. Financing 2019 Plc, 8.25%, 7/31/25(e)	1,709,062
3,000,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	2,831,305

		5,463,876

United States — 77.09%
2,582,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	2,398,484
3,104,000	Adtalem Global Education, Inc., 5.50%, 3/1/28(a)	3,001,870
682,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(a)	615,658
1,482,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(a)	1,568,423
2,650,000	Alliance Data Systems Corp., 7.00%, 1/15/26(a)	2,701,341
2,480,000	Allison Transmission, Inc., 5.88%, 6/1/29(a)	2,532,014
1,619,000	AMC Networks, Inc., 4.25%, 2/15/29	1,511,533
727,000	APi Escrow Corp., 4.75%, 10/15/29(a)	676,094
828,000	APi Group DE, Inc., 4.13%, 7/15/29(a)	760,722
719,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 5.25%, 4/30/25(a)	719,182
1,709,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	1,646,737
2,287,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32(a)	2,127,561
1,930,000	ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(a)	1,793,353

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$1,353,000	ASP Unifrax Holdings, Inc., 7.50%, 9/30/29(a)	$1,204,420
1,480,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	1,344,495
2,772,000	Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	2,872,026
895,000	Boyne USA, Inc., 4.75%, 5/15/29(a)	862,825
2,457,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	2,376,021
1,878,000	Builders FirstSource, Inc., 4.25%, 2/1/32(a)	1,748,839
1,000,000	Builders FirstSource, Inc., 5.00%, 3/1/30(a)	984,727
1,019,000	Cablevision Lightpath LLC, 3.88%, 9/15/27(a)	952,641
1,216,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	1,108,243
516,000	Caesars Entertainment, Inc., 6.25%, 7/1/25(a)	533,325
662,000	Caesars Entertainment, Inc., 8.13%, 7/1/27(a)	710,071
525,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(a)	537,191
3,229,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	3,015,049
2,287,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(a)	2,052,582
768,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	738,201
1,768,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	1,816,017
1,501,000	Central Garden & Pet Co., 4.13%, 4/30/31(a)	1,352,166
1,942,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	2,001,882
1,445,000	Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(a)	1,497,258
1,655,000	Clearway Energy Operating LLC, 3.75%, 2/15/31(a)	1,550,235
613,000	Clydesdale Acquisition Holdings, Inc., 6.63%, 4/15/29(a)	621,179
2,373,000	Condor Merger Sub, Inc., 7.38%, 2/15/30(a)	2,275,697
1,457,000	Constellium SE, 3.75%, 4/15/29(a)	1,307,658
3,001,000	Coty, Inc., 5.00%, 4/15/26(a)	2,923,018
2,932,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	2,891,150
689,000	CSC Holdings LLC, 4.63%, 12/1/30(a)	575,648
643,000	CSC Holdings LLC, 5.75%, 1/15/30(a)	572,723
1,500,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	1,473,996
1,458,000	CTR Partnership LP / CareTrust Capital Corp., 3.88%, 6/30/28(a)	1,374,619
2,731,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	2,743,448
1,839,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(a)	1,812,920
1,559,000	DISH DBS Corp., 5.25%, 12/1/26(a)	1,487,548
1,563,000	DISH DBS Corp., 5.75%, 12/1/28(a)	1,483,864
1,721,000	Domtar Corp., 6.75%, 10/1/28(a)	1,726,428
1,168,200	Eco Material Technologies, Inc., 7.88%, 1/31/27(a)	1,163,581
790,000	Encompass Health Corp., 4.50%, 2/1/28	774,305
2,317,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 4/1/26(a)	2,186,493
1,130,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 4/1/29(a)	1,039,866
1,500,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29(a)	1,420,500
1,975,000	Ford Motor Co., 9.00%, 4/22/25	2,262,507
2,000,000	Ford Motor Credit Co. LLC, 4.54%, 8/1/26	1,999,437
2,645,000	Forestar Group, Inc., 3.85%, 5/15/26(a)	2,466,037

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 762,000	Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/1/28(a)	$693,652
1,146,750	Freedom Mortgage Corp., 6.63%, 1/15/27(a)	1,063,816
2,417,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	2,140,971
818,000	Gap, Inc. (The), 3.88%, 10/1/31(a)	714,008
2,816,000	G-III Apparel Group Ltd., 7.88%, 8/15/25(a)	2,955,656
697,000	Global Partners LP / GLP Finance Corp., 6.88%, 1/15/29	689,923
1,548,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	1,557,031
2,721,000	GPD Cos., Inc., 10.13%, 4/1/26(a)	2,830,024
3,032,000	GrafTech Finance, Inc., 4.63%, 12/15/28(a)	2,825,518
1,000,000	Gray Television, Inc., 5.88%, 7/15/26(a)	1,024,494
2,230,000	Gray Television, Inc., 7.00%, 5/15/27(a)	2,325,726
1,599,000	Griffon Corp., 5.75%, 3/1/28	1,536,749
2,450,000	HCA, Inc., 5.88%, 5/1/23	2,532,759
2,205,000	International Game Technology Plc, 4.13%, 4/15/26(a)	2,177,437
2,886,000	IRB Holding Corp., 7.00%, 6/15/25(a)	3,012,821
2,386,000	ITT Holdings LLC, 6.50%, 8/1/29(a)	2,195,684
1,910,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	1,832,370
1,000,000	KB Home, 7.63%, 5/15/23	1,029,497
1,351,000	Kontoor Brands, Inc., 4.13%, 11/15/29(a)	1,245,015
1,013,000	LABL, Inc., 5.88%, 11/1/28(a)	957,235
1,438,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	1,346,525
2,045,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	2,103,753
1,400,000	Legacy LifePoint Health LLC, 4.38%, 2/15/27(a)	1,354,173
2,053,000	Lithia Motors, Inc., 4.38%, 1/15/31(a)	1,984,312
1,800,000	Lumen Technologies, Inc., Series W, 6.75%, 12/1/23	1,871,526
4,000,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	3,950,297
2,586,000	MasTec, Inc., 4.50%, 8/15/28(a)	2,569,909
4,430,000	Matthews International Corp., 5.25%, 12/1/25(a)	4,467,506
2,997,000	Metis Merger Sub LLC, 6.50%, 5/15/29(a)	2,816,551
946,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25(a)	956,169
2,250,000	MGM Resorts International, 6.00%, 3/15/23	2,302,168
1,748,000	Michaels Cos., Inc. (The), 5.25%, 5/1/28(a)	1,606,337
1,187,000	Michaels Cos., Inc. (The), 7.88%, 5/1/29(a)	1,011,925
729,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(a)	702,068
851,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	866,970
1,467,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	1,446,011
1,862,000	Nexstar Media, Inc., 5.63%, 7/15/27(a)	1,885,406
1,735,000	NuStar Logistics LP, 5.75%, 10/1/25	1,771,985
1,286,000	OT Merger Corp., 7.88%, 10/15/29(a)	1,131,134
1,827,000	Pike Corp., 5.50%, 9/1/28(a)	1,719,093
538,000	Post Holdings, Inc., 5.75%, 3/1/27(a)	541,439
726,000	Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(a)	687,199
1,696,000	Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/28(a)	1,740,991
2,604,000	Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	2,591,688
2,300,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 5.25%, 4/15/30(a)	2,116,229

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$2,766,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	$2,895,874
1,222,000	Resolute Forest Products, Inc., 4.88%, 3/1/26(a)	1,168,260
1,356,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29(a)	1,316,319
1,351,000	SBA Communications Corp., 3.13%, 2/1/29	1,228,166
1,742,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30(a)	1,716,569
691,000	Scientific Games International, Inc., 5.00%, 10/15/25(a)	708,275
1,111,000	Scientific Games International, Inc., 7.00%, 5/15/28(a)	1,152,108
1,907,000	Scientific Games International, Inc., 8.25%, 3/15/26(a)	1,985,664
3,115,000	Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	2,779,139
1,522,000	Sinclair Television Group, Inc., 5.88%, 3/15/26(a)	1,485,643
2,010,000	Sirius XM Radio, Inc., 4.00%, 7/15/28(a)	1,911,671
3,071,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	3,107,185
3,438,000	Sprint Communications, Inc., 6.00%, 11/15/22	3,518,972
1,728,000	SRM Escrow Issuer LLC, 6.00%, 11/1/28(a)	1,701,059
1,940,000	SRS Distribution, Inc., 6.00%, 12/1/29(a)	1,799,771
1,817,000	Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	1,741,874
2,225,000	Sylvamo Corp., 7.00%, 9/1/29(a)	2,183,772
1,581,000	TEGNA, Inc., 5.00%, 9/15/29	1,589,661
1,000,000	Tenet Healthcare Corp., 4.38%, 1/15/30(a)	960,765
2,496,000	Tenet Healthcare Corp., 6.13%, 10/1/28(a)	2,537,052
1,573,000	Tenet Healthcare Corp., 6.25%, 2/1/27(a)	1,615,571
2,419,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)	2,480,899
1,578,000	TransDigm, Inc., 5.50%, 11/15/27	1,572,066
542,000	TransDigm, Inc., 6.25%, 3/15/26(a)	558,078
1,371,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	1,436,573
1,300,000	Univision Communications, Inc., 9.50%, 5/1/25(a)	1,367,578
1,123,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29(a)	1,092,284
1,123,000	Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31(a)	1,102,446
1,974,000	Victoria’s Secret & Co., 4.63%, 7/15/29(a)	1,778,489
521,000	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a)	500,952
1,100,000	Western Midstream Operating LP, 5.45%, 4/1/44	1,116,040
1,261,000	White Cap Buyer LLC, 6.88%, 10/15/28(a)	1,195,195
1,250,000	White Cap Parent LLC, PIK, 8.25%, 3/15/26(a)	1,231,845
2,550,000	Yum! Brands, Inc., 7.75%, 4/1/25(a)	2,648,812

		225,960,185

Total Corporate Bonds		277,568,872

(Cost $287,569,874)

Shares

Common Stocks — 0.07%
Australia — 0.00%
70,137	Quintis Ltd.*,(b),(c)	1,403

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

United Kingdom — 0.00%
12,023	AVTCAP WARR*	$2,772

United States — 0.07%
1,445	Voyager Aviation Holdings LLC*	190,379
241	Voyager Aviation Holdings LLC*,(b),(c)	0
12,785	W R Grace & Co.*,(b),(c)	984

		191,363

Total Common Stocks		195,538

(Cost $2)

Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*	0

Total Rights/Warrants		0

(Cost $0)

Investment Company — 2.44%
7,156,561	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	7,156,561

Total Investment Company		7,156,561

(Cost $7,156,561)

Total Investments		$284,920,971
(Cost $294,726,437)(j) — 97.21%

Other assets in excess of liabilities — 2.79%		8,175,332

NET ASSETS — 100.00%		$293,096,303

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2022 (Unaudited)

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Principal amount denoted in Euros.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(g)	Perpetual security with no stated maturity date.
(h)	Principal amount denoted in British Pounds.
(i)	Affiliated investment.
(j)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2022 (Unaudited)

Foreign currency exchange contracts as of March 31, 2022:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	518,629	EUR	452,042	Citibank N.A.	4/26/22	$18,175
USD	643,654	EUR	560,960	Citibank N.A.	4/26/22	22,616
USD	1,289,970	EUR	1,130,000	Citibank N.A.	4/26/22	38,950
USD	643,632	EUR	560,998	Citibank N.A.	4/26/22	22,553
USD	2,692,864	GBP	1,965,000	Citibank N.A.	4/26/22	111,969

						$214,263

EUR	180,000	USD	204,633	Citibank N.A.	4/26/22	$(5,355)
USD	281,034	EUR	255,000	Citibank N.A.	4/26/22	(1,276)
USD	176,485	EUR	160,000	Citibank N.A.	4/26/22	(651)

						$(7,282)

Total						$206,981

Credit default swaps sell protection as of March 31, 2022:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS	Notional Amount (000)	Premium Paid/ (Received)	Unreal. App.	Value
5.00%	Markit CDX HY Index, Series 37	Quarterly	Citigroup Global Markets, Inc.	12/20/26	0.035	USD17,000	$917,182	$181,104	$1,098,286

Total							$917,182	$181,104	$1,098,286

Abbreviations used are defined below:

EUR - Euro

GBP - United Kingdom Pound Sterling

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2022 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Consumer, Cyclical	27.11%
Communications	17.89%
Consumer, Non-cyclical	13.87%
Industrial	13.06%
Financial	8.64%
Basic Materials	6.63%
Energy	4.69%
Technology	1.76%
Utilities	1.12%
Other*	5.23%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, credit default swaps, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund

March 31, 2022 (Unaudited)

Principal Amount		Value

Corporate Bonds — 54.82%
Australia — 1.01%
$ 200,000	Australia & New Zealand Banking Group Ltd., 2.57%, 11/25/35(a),(b)	$174,317
160,000	Santos Finance Ltd., 3.65%, 4/29/31(c)	150,520
170,000	Westpac Banking Corp., 2.67%, 11/15/35(b)	148,467

		473,304

Belgium — 0.31%
121,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	146,939

Brazil — 0.38%
200,000	Suzano Austria GmbH, Series DM3N, 3.13%, 1/15/32	177,210

Canada — 2.20%
149,000	Cenovus Energy, Inc., 3.75%, 2/15/52	133,649
250,000	Rogers Communications, Inc., 3.80%, 3/15/32(a)	247,842
210,000	Rogers Communications, Inc., 4.50%, 3/15/42(a)	213,023
300,000	Rogers Communications, Inc., 5.25%, 3/15/82(a),(b)	294,000
142,000	Transcanada Trust, 5.60%, 3/7/82(b)	143,557

		1,032,071

Chile — 0.85%
260,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(c)	216,513
200,000	Empresa Nacional de Telecomunicaciones SA, 3.05%, 9/14/32(c)	181,500

		398,013

France — 1.07%
200,000(d)	Electricite de France SA, 3.00%, (b),(c),(e)	204,884
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(c),(e)	129,641
200,000	Societe Generale SA, 3.63%, 3/1/41(a)	166,524

		501,049

Germany — 1.34%
200,000(d)	Commerzbank AG, 6.13%, (b),(c),(e)	226,653
200,000(d)	Deutsche Bank AG, 4.63%, (b),(c),(e)	204,491
200,000	Deutsche Bank AG, 4.88%, 12/1/32(b)	195,241

		626,385

India — 0.37%
200,000	Summit Digitel Infrastructure Pvt Ltd., 2.88%, 8/12/31(c)	173,547

Ireland — 1.68%
200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	178,596
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	222,552

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	$150,685
230,000	Avolon Holdings Funding Ltd., 5.13%, 10/1/23(a)	234,090

		785,923

Italy — 1.26%
200,000	Intesa Sanpaolo SpA, 4.20%, 6/1/32(a),(b)	176,631
200,000	UniCredit SpA, 3.13%, 6/3/32(a),(b)	175,583
200,000(d)	UniCredit SpA, 7.50%, (b),(c),(e)	238,786

		591,000

Japan — 2.97%
380,000	Mizuho Financial Group, Inc., 2.65%, 5/22/26(b)	370,347
230,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(a)	226,586
220,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	218,641
200,000(d)	Rakuten Group, Inc., 4.25%, (b),(c),(e)	191,222
200,000	Rakuten Group, Inc., 5.13%, (b),(c),(e)	184,953
210,000	Renesas Electronics Corp., 1.54%, 11/26/24(a)	199,891

		1,391,640

Malaysia — 0.38%
200,000	Genm Capital Labuan Ltd., 3.88%, 4/19/31(c)	175,300

Spain — 1.32%
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (b),(c),(e)	216,203
200,000(d)	Banco Santander SA, 4.38%, (b),(c),(e)	214,884
200,000(d)	CaixaBank SA, 3.63%, (b),(c),(e)	188,303

		619,390

Switzerland — 0.48%
250,000	Credit Suisse Group AG, 3.09%, 5/14/32(a),(b)	224,988

Tanzania — 0.40%
200,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	186,676

United Arab Emirates — 0.40%
200,000	DAE Funding LLC, MTN, 3.38%, 3/20/28(c)	187,634

United Kingdom — 0.85%
410,000	HSBC Holdings Plc, 1.16%, 11/22/24(b)	395,895

United States — 37.55%
160,000	Advance Auto Parts, Inc., 3.50%, 3/15/32	153,873
156,000	American Tower Corp., 4.05%, 3/15/32	156,470
200,000	Americo Life, Inc., 3.45%, 4/15/31(a)	180,159
200,000	Amgen, Inc., 4.40%, 2/22/62	207,641
250,000	AT&T, Inc., 3.50%, 2/1/61	212,148
400,000	Athene Global Funding, 2.51%, 3/8/24(a)	393,939

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 140,000	Athene Holding Ltd., 3.45%, 5/15/52	$117,681
250,000	AutoNation, Inc., 3.85%, 3/1/32	241,863
150,000	Avista Corp., 4.00%, 4/1/52	152,508
260,000	Bank of America Corp., 2.48%, 9/21/36(b)	223,900
270,000	Bank of America Corp., 3.85%, 3/8/37(b)	258,694
250,000	Barings BDC, Inc., 3.30%, 11/23/26(a)	230,342
210,000(d)	Berry Global, Inc., 1.00%, 1/15/25(c)	223,900
250,000	Blackstone Private Credit Fund, 2.35%, 11/22/24(a)	236,960
250,000	Blackstone Private Credit Fund, 3.25%, 3/15/27(a)	229,530
260,000	Broadcom, Inc., 2.60%, 2/15/33(a)	226,069
220,000	Brunswick Corp., 4.40%, 9/15/32	217,614
250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	200,762
1,000,000	Citadel Finance LLC, 3.38%, 3/9/26(a)	952,057
700,000	Citigroup, Inc., 0.98%, 5/1/25(b)	667,943
220,000	Citigroup, Inc., 3.06%, 1/25/33(b)	205,919
150,000	Citigroup, Inc., 3.79%, 3/17/33(b)	149,063
200,000	Coinbase Global, Inc., 3.38%, 10/1/28(a)	176,738
120,000	Corebridge Financial, Inc., 3.85%, 4/5/29(a)	119,891
120,000	Corebridge Financial, Inc., 3.90%, 4/5/32(a)	119,822
500,000	Corebridge Financial, Inc., 4.35%, 4/5/42(a)	499,865
500,000	Corebridge Financial, Inc., 4.40%, 4/5/52(a)	499,915
220,000(d)	Cyrusone Europe Finance DAC, 1.13%, 5/26/28(c)	247,313
160,000(d)	CyrusOne LP / CyrusOne Finance Corp., 1.45%, 1/22/27	181,395
180,000	Dick’s Sporting Goods, Inc., 4.10%, 1/15/52	153,573
153,000	Enstar Group Ltd., 3.10%, 9/1/31	136,820
180,000	Equinix, Inc., 3.90%, 4/15/32	179,053
180,000	Fells Point Funding Trust, 3.05%, 1/31/27(a)	172,677
240,000	Flex Intermediate Holdco LLC, 3.36%, 6/30/31(a)	223,300
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	156,999
159,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	140,842
168,000	General Motors Co., 5.40%, 4/1/48	176,015
243,000	General Motors Financial Co., Inc., 1.05%, 3/8/24	234,013
154,000	Global Atlantic Fin Co., 3.13%, 6/15/31(a)	137,439
160,000	Global Payments, Inc., 1.50%, 11/15/24	152,989
1,000,000	Goldman Sachs Group, Inc. (The), 0.93%, 10/21/24(b)	969,318
290,000	GSK Consumer Healthcare Capital US LLC, 3.63%, 3/24/32(a)	290,118
250,000	GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52(a)	250,648
240,000	HCA, Inc., 3.63%, 3/15/32(a)	235,194
230,000	HCA, Inc., 4.63%, 3/15/52(a)	232,995
270,000	Hill City Funding Trust, 4.05%, 8/15/41(a)	226,728
200,000	HP, Inc., 4.00%, 4/15/29	199,319
300,000	HP, Inc., 4.20%, 4/15/32	299,017
250,000	Hyatt Hotels Corp., 1.80%, 10/1/24	240,420
530,000	JPMorgan Chase & Co., 2.60%, 2/24/26(b)	520,588
160,000	Kinder Morgan, Inc., 3.60%, 2/15/51	141,719
259,000	Kyndryl Holdings, Inc., 3.15%, 10/15/31(a)	218,691
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41(a)	155,071

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 130,000	Magallanes, Inc., 3.43%, 3/15/24(a)	$130,713
210,000	Magallanes, Inc., 5.05%, 3/15/42(a)	214,241
250,000	Magallanes, Inc., 5.14%, 3/15/52(a)	255,934
1,000,000	Morgan Stanley, GMTN, 0.79%, 1/22/25(b)	960,062
260,000	Morgan Stanley, 2.48%, 9/16/36(b)	223,210
200,000	Office Properties Income Trust, 2.40%, 2/1/27	178,200
160,000	Oracle Corp., 3.65%, 3/25/41	139,416
180,000	Oracle Corp., 4.10%, 3/25/61	154,892
210,000	Paramount Global, 6.38%, 3/30/62(b)	211,887
260,000	Prospect Capital Corp., 3.44%, 10/15/28	222,905
200,000	Royalty Pharma Plc, 3.30%, 9/2/40	171,036
200,000	Royalty Pharma Plc, 3.55%, 9/2/50	166,742
250,000	Stewart Information Services Corp., 3.60%, 11/15/31	228,542
153,000	Tapestry, Inc., 3.05%, 3/15/32	140,022
194,000	TD SYNNEX Corp., 2.38%, 8/9/28(a)	174,524
140,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(c)	139,203
150,000	Viatris, Inc., 4.00%, 6/22/50	126,644
250,000	Vontier Corp., 2.95%, 4/1/31	221,965

		17,587,658

Total Corporate Bonds		25,674,622

(Cost $27,534,417)

Shares

Asset Backed Securities — 19.09%
Cayman Islands — 3.79%
375,000	CIFC Funding Ltd., Series 2016-1A, Class BRR, (LIBOR USD 3-Month + 1.700%), 1.96%, 10/21/31(a),(g)	370,763
300,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 1.89%, 10/17/29(a),(g)	297,360
375,000	Palmer Square CLO Ltd., Series 2020-3A, Class A2R, (LIBOR USD 3-Month + 1.600%), 2.11%, 11/15/31(a),(g)	370,200
500,000	Symphony CLO XXIX Ltd., Series 2021-29A, Class B, (LIBOR USD 3-Month + 1.650%), 1.89%, 1/15/34(a),(g)	494,200
250,000	TCW CLO Ltd., Series 2018-1A, Class A2RB, (LIBOR USD 3-Month + 1.400%), 1.66%, 4/25/31(a),(g)	244,725

		1,777,248

United Kingdom — 0.53%
250,000	Newday Funding Master Issuer Plc, Series 2021-3A, Class A2, (SOFR RATE + 1.000%), 1.05%, 11/15/29(a),(g)	249,228

United States — 14.77%
500,000	American Credit Acceptance Receivables Trust, Series 2020-1, Class E, 3.32%, 3/13/26(a)	497,172
500,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	472,664
500,000	Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51(a)	466,100

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

$280,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	$264,684
450,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	422,605
500,000	Flagship Credit Auto Trust, Series 2021-4, Class D, 2.26%, 12/15/27(a)	462,641
500,000	GM Financial Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	481,316
193,000	Hardee’s Funding LLC, Series 2018-1A, Class A23, 5.71%, 6/20/48(a)	199,712
330,000	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52(a)	311,338
246,000	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.14%, 2/26/52(a)	234,558
250,000	Jersey Mike’s Funding, Series 2021-1A, Class A2I, 2.89%, 2/15/52(a)	234,076
246,000	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 7/30/47(a)	246,921
390,251	MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41(a)	366,985
349,076	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	323,468
600,000	Neighborly Issuer, Series 2022-1A, Class A2, 3.70%, 1/30/52(a)	565,733
220,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.25%, 12/5/51(a)	205,735
360,000	Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(a)	353,117
215,000	Progress Residential Trust, Series 2020-SFR2, Class E, 5.12%, 6/17/37(a)	214,434
222,525	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.94%, 11/25/48(a)	226,094
398,000	Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51(a)	367,774

		6,917,127

Total Asset Backed Securities		8,943,603

(Cost $9,378,703)

Collateralized Mortgage Obligations — 13.31%
Bermuda — 2.41%
171,129	Bellemeade Re Ltd., Series 2019-1A, Class M1B, (LIBOR USD 1-Month + 1.750%), 2.21%, 3/25/29(a),(g)	171,166
272,861	Bellemeade Re Ltd., Series 2018-3A, Class M1B, (LIBOR USD 1-Month + 1.850%), 2.31%, 10/25/28(a),(g)	271,959
688,190	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 2.26%, 4/25/29(a),(g)	683,893

		1,127,018

Cayman Islands — 0.69%
330,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 1.90%, 11/17/24(a),(g)	323,766

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

United States — 10.21%
$390,386	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 1.79%, 10/15/38(a),(g)	$380,920
300,000	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 1.82%, 10/15/36(a),(g)	287,812
400,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 3.11%, 3/15/39(a),(g)	398,407
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 2.00%, 12/25/41(a),(g)	196,835
625,000	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(a)	623,116
395,292	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 1.00%, 11/25/41(a),(g)	391,246
460,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 2.50%, 2/25/42(a),(g)	447,542
492,591	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	488,612
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 2.25%, 1/15/24(a),(g)	391,520
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(h)	393,193
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(h)	390,354
400,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(a),(h)	395,000

		4,784,557

Total Collateralized Mortgage Obligations		6,235,341

(Cost $6,349,453)

Principal Amount

Bank Loans — 4.43%
Ireland — 1.89%
397,985	Avolon US LLC, 1st Lien Term Loan B5, (LIBOR 1-Month + 2.25%), 2.75%, 12/1/27(g)	393,010
500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (LIBOR 1-Month + 2.00%), 2.14%, 11/5/28(g)	492,085

		885,095

United States — 2.54%
400,000	Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR 1-Month + 1.75%), 2.21%, 6/22/26(g)	395,452

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 400,000	Sensata Technologies, Inc., 1st Lein Term Loan B, (LIBOR 1-Month + 1.75%), 1.75%, 9/20/26(g)	$398,400
400,000	Univar Solutions USA Inc/Washington, 1st Lein Term Loan B6, (LIBOR 1-Month + 2.00%), 2.10%, 6/3/28(g)	396,376

		1,190,228

Total Bank Loans		2,075,323

(Cost $2,094,849)

Foreign Government Bonds — 0.54%
Mexico — 0.28%
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	130,060

Romania — 0.26%
140,000(d)	Romanian Government International Bond, EMTN, 3.38%, 1/28/50(c)	123,281

Total Foreign Government Bonds		253,341

(Cost $322,008)

Shares

Investment Company — 7.97%
3,731,027	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	3,731,027

Total Investment Company		3,731,027

(Cost $3,731,027)

Total Investments		$46,913,257
(Cost $49,410,457)(j) — 100.16%

Liabilities in excess of other assets — (0.16)%		(74,576)

NET ASSETS — 100.00%		$46,838,681

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2022 (Unaudited)

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Principal amount denoted in Euros.

(e)	Perpetual security with no stated maturity date.

(f)	Principal amount denoted in British Pounds.

(g)	Floating rate note. Rate shown is as of report date.

(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Affiliated investment.

(j)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2022 (Unaudited)

Foreign currency exchange contracts as of March 31, 2022:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
AUD	659,278	USD	480,000	Citibank N.A.	4/26/22	$13,491
EUR	239,724	USD	262,084	Citibank N.A.	4/26/22	3,314
USD	552,998	EUR	481,965	Citibank N.A.	4/26/22	19,415
USD	3,853,885	EUR	3,365,883	Citibank N.A.	4/26/22	127,524
USD	342,297	GBP	250,000	Citibank N.A.	4/26/22	13,939

						$177,683

EUR	280,000	USD	318,556	Citibank N.A.	4/26/22	$(8,569)

Total						$169,114

Financial futures contracts as of March 31, 2022:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	15	June 2022	$(92,037)	EUR	$2,632,764	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	29	June 2022	(101,409)	USD	3,928,594	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	4	June 2022	(8,563)	USD	600,250	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	12	June 2022	12,907	USD	2,125,500	Morgan Stanley & Co. LLC
Five Year U.S. Treasury Note	31	June 2022	(73,874)	USD	3,555,313	Morgan Stanley & Co. LLC
Ten Year U.S. Treasury Note	79	June 2022	(188,183)	USD	9,707,125	Morgan Stanley & Co. LLC

Total			$(451,159)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2022 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Japan Treasury Bond	1	June 2022	$(336)	JPY	$1,229,670	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	2	June 2022	31,702	EUR	411,968	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	7	June 2022	31,159	EUR	997,860	Morgan Stanley & Co. LLC
Euro-Btp Future	9	June 2022	18,195	EUR	1,377,049	Morgan Stanley & Co. LLC
Euro-Schatz	3	June 2022	3,364	EUR	367,502	Morgan Stanley & Co. LLC
Long Gilt Future	17	June 2022	26,455	GBP	2,707,314	Morgan Stanley & Co. LLC
Two Year U.S. Treasury Note	13	June 2022	27,928	USD	2,754,984	Morgan Stanley & Co. LLC

Total			$138,467

Interest rate swaps as of March 31, 2022:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
1.65%	USD-CITILDN		Morgan Stanley & Co. LLC	2/8/32	USD	6,380	$407,152
0.76%	EUR-DEUTLDN		Morgan Stanley & Co. LLC	4/26/32	EUR	1,100	(51,770)

Total							$355,382

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2022 (Unaudited)

Credit default swaps buy protection as of March 31, 2022:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index, Series 38		Morgan Stanley & Co. LLC	6/21/27	USD9,234	$(133,489)	$(17,580)	$(151,069)
1.00%	Markit CDX IG Index, Series 38		Morgan Stanley & Co. LLC	6/21/27	USD8,875	(124,835)	(20,360)	(145,195)

Total						$(258,324)	$(37,940)	$(296,264)

Abbreviations used are defined below:

AUD - Australian Dollar

Bobl - German Bundesobligationen

EMTN - Euro Medium Term Note

EUR – Euro

GBP - United Kingdom Pound Sterling

GMTN - Global Medium Term Note

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2022 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Asset Backed Securities	19.09%
Collateralized Mortgage Obligations	13.31%
Foreign Government Bonds	0.54%
Financial	31.18%
Consumer, Cyclical	7.92%
Consumer, Non-cyclical	4.53%
Communications	4.13%
Industrial	3.87%
Technology	3.40%
Energy	2.03%
Utilities	1.41%
Basic Materials	0.78%
Other*	7.81%
100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund

March 31, 2022 (Unaudited)

Principal Amount		Value

Corporate Bonds — 54.99%
Australia — 0.96%
$ 200,000	Australia & New Zealand Banking Group Ltd., 2.57%, 11/25/35(a),(b)	$174,317
160,000	Santos Finance Ltd., 3.65%, 4/29/31(c)	150,520
170,000	Westpac Banking Corp., 2.67%, 11/15/35(b)	148,467

		473,304

Belgium — 0.31%
125,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	151,797

Brazil — 0.36%
200,000	Suzano Austria GmbH, Series DM3N, 3.13%, 1/15/32	177,210

Canada — 2.11%
152,000	Cenovus Energy, Inc., 3.75%, 2/15/52	136,340
250,000	Rogers Communications, Inc., 3.80%, 3/15/32(a)	247,842
210,000	Rogers Communications, Inc., 4.50%, 3/15/42(a)	213,023
300,000	Rogers Communications, Inc., 5.25%, 3/15/82(a),(b)	294,000
147,000	Transcanada Trust, 5.60%, 3/7/82(b)	148,612

		1,039,817

Chile — 0.81%
260,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(c)	216,513
200,000	Empresa Nacional de Telecomunicaciones SA, 3.05%, 9/14/32(c)	181,500

		398,013

France — 1.01%
200,000(d)	Electricite de France SA, 3.00%, (b),(c),(e)	204,884
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(c),(e)	129,641
200,000	Societe Generale SA, 3.63%, 3/1/41(a)	166,524

		501,049

Germany — 1.27%
200,000(d)	Commerzbank AG, 6.13%, (b),(c),(e)	226,653
200,000(d)	Deutsche Bank AG, 4.63%, (b),(c),(e)	204,491
200,000	Deutsche Bank AG, 4.88%, 12/1/32(b)	195,241

		626,385

India — 0.35%
200,000	Summit Digitel Infrastructure Pvt Ltd., 2.88%, 8/12/31(c)	173,547

Ireland — 1.59%
200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	178,596
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	222,552

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	$150,685
230,000	Avolon Holdings Funding Ltd., 5.13%, 10/1/23(a)	234,090

		785,923

Italy — 1.20%
200,000	Intesa Sanpaolo SpA, 4.20%, 6/1/32(a),(b)	176,631
200,000	UniCredit SpA, 3.13%, 6/3/32(a),(b)	175,583
200,000(d)	UniCredit SpA, 7.50%, (b),(c),(e)	238,786

		591,000

Japan — 2.92%
380,000	Mizuho Financial Group, Inc., 2.65%, 5/22/26(b)	370,347
230,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(a)	226,586
220,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	218,641
200,000(d)	Rakuten Group, Inc., 4.25%, (b),(c),(e)	191,222
200,000	Rakuten Group, Inc., 5.13%, (b),(c),(e)	184,953
260,000	Renesas Electronics Corp., 1.54%, 11/26/24(a)	247,484

		1,439,233

Malaysia — 0.35%
200,000	Genm Capital Labuan Ltd., 3.88%, 4/19/31(c)	175,300

Spain — 1.25%
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (b),(c),(e)	216,203
200,000(d)	Banco Santander SA, 4.38%, (b),(c),(e)	214,884
200,000(d)	CaixaBank SA, 3.63%, (b),(c),(e)	188,303

		619,390

Switzerland — 0.46%
250,000	Credit Suisse Group AG, 3.09%, 5/14/32(a),(b)	224,988

Tanzania — 0.38%
200,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	186,676

United Arab Emirates — 0.38%
200,000	DAE Funding LLC, MTN, 3.38%, 3/20/28(c)	187,634

United Kingdom — 0.80%
410,000	HSBC Holdings Plc, 1.16%, 11/22/24(b)	395,895

United States — 38.48%
170,000	Advance Auto Parts, Inc., 3.50%, 3/15/32	163,490
156,000	American Tower Corp., 4.05%, 3/15/32	156,470
200,000	Americo Life, Inc., 3.45%, 4/15/31(a)	180,159
200,000	Amgen, Inc., 4.40%, 2/22/62	207,641
250,000	AT&T, Inc., 3.50%, 2/1/61	212,148
400,000	Athene Global Funding, 2.51%, 3/8/24(a)	393,939

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 140,000	Athene Holding Ltd., 3.45%, 5/15/52	$117,681
250,000	AutoNation, Inc., 3.85%, 3/1/32	241,863
150,000	Avista Corp., 4.00%, 4/1/52	152,508
260,000	Bank of America Corp., 2.48%, 9/21/36(b)	223,900
270,000	Bank of America Corp., 3.85%, 3/8/37(b)	258,694
250,000	Barings BDC, Inc., 3.30%, 11/23/26(a)	230,342
220,000(d)	Berry Global, Inc., 1.00%, 1/15/25(c)	234,561
250,000	Blackstone Private Credit Fund, 2.35%, 11/22/24(a)	236,960
250,000	Blackstone Private Credit Fund, 3.25%, 3/15/27(a)	229,531
260,000	Broadcom, Inc., 2.60%, 2/15/33(a)	226,069
220,000	Brunswick Corp., 4.40%, 9/15/32	217,614
250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	200,762
1,000,000	Citadel Finance LLC, 3.38%, 3/9/26(a)	952,057
700,000	Citigroup, Inc., 0.98%, 5/1/25(b)	667,943
220,000	Citigroup, Inc., 3.06%, 1/25/33(b)	205,919
150,000	Citigroup, Inc., 3.79%, 3/17/33(b)	149,063
200,000	Coinbase Global, Inc., 3.38%, 10/1/28(a)	176,738
120,000	Corebridge Financial, Inc., 3.85%, 4/5/29(a)	119,891
120,000	Corebridge Financial, Inc., 3.90%, 4/5/32(a)	119,822
500,000	Corebridge Financial, Inc., 4.35%, 4/5/42(a)	499,865
500,000	Corebridge Financial, Inc., 4.40%, 4/5/52(a)	499,915
220,000(d)	Cyrusone Europe Finance DAC, 1.13%, 5/26/28(c)	247,313
160,000(d)	CyrusOne LP / CyrusOne Finance Corp., 1.45%, 1/22/27	181,395
180,000	Dick’s Sporting Goods, Inc., 4.10%, 1/15/52	153,573
157,000	Enstar Group Ltd., 3.10%, 9/1/31	140,397
180,000	Equinix, Inc., 3.90%, 4/15/32	179,053
190,000	Fells Point Funding Trust, 3.05%, 1/31/27(a)	182,270
240,000	Flex Intermediate Holdco LLC, 3.36%, 6/30/31(a)	223,300
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	156,999
164,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	145,271
174,000	General Motors Co., 5.40%, 4/1/48	182,301
257,000	General Motors Financial Co., Inc., 1.05%, 3/8/24	247,495
159,000	Global Atlantic Fin Co., 3.13%, 6/15/31(a)	141,901
160,000	Global Payments, Inc., 1.50%, 11/15/24	152,989
1,000,000	Goldman Sachs Group, Inc. (The), 0.93%, 10/21/24(b)	969,318
570,000	GSK Consumer Healthcare Capital US LLC, 3.63%, 3/24/32(a)	570,232
250,000	GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52(a)	250,648
280,000	HCA, Inc., 3.63%, 3/15/32(a)	274,393
260,000	HCA, Inc., 4.63%, 3/15/52(a)	263,386
270,000	Hill City Funding Trust, 4.05%, 8/15/41(a)	226,728
240,000	HP, Inc., 4.00%, 4/15/29	239,182
300,000	HP, Inc., 4.20%, 4/15/32	299,017
250,000	Hyatt Hotels Corp., 1.80%, 10/1/24	240,420
580,000	JPMorgan Chase & Co., 2.60%, 2/24/26(b)	569,700
160,000	Kinder Morgan, Inc., 3.60%, 2/15/51	141,719
261,000	Kyndryl Holdings, Inc., 3.15%, 10/15/31(a)	220,380
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41(a)	155,071

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 140,000	Magallanes, Inc., 3.43%, 3/15/24(a)	$140,768
420,000	Magallanes, Inc., 5.05%, 3/15/42(a)	428,481
500,000	Magallanes, Inc., 5.14%, 3/15/52(a)	511,868
340,000	Magallanes, Inc., 5.39%, 3/15/62(a)	351,295
1,000,000	Morgan Stanley, GMTN, 0.79%, 1/22/25(b)	960,062
260,000	Morgan Stanley, 2.48%, 9/16/36(b)	223,210
200,000	Office Properties Income Trust, 2.40%, 2/1/27	178,200
165,000	Oracle Corp., 3.65%, 3/25/41	143,773
180,000	Oracle Corp., 4.10%, 3/25/61	154,892
260,000	Paramount Global, 6.38%, 3/30/62(b)	262,336
260,000	Prospect Capital Corp., 3.44%, 10/15/28	222,905
200,000	Royalty Pharma Plc, 3.30%, 9/2/40	171,036
200,000	Royalty Pharma Plc, 3.55%, 9/2/50	166,742
250,000	Stewart Information Services Corp., 3.60%, 11/15/31	228,542
157,000	Tapestry, Inc., 3.05%, 3/15/32	143,683
200,000	TD SYNNEX Corp., 2.38%, 8/9/28(a)	179,922
140,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(c)	139,203
150,000	Viatris, Inc., 4.00%, 6/22/50	126,644
250,000	Vontier Corp., 2.95%, 4/1/31	221,965

		18,985,523

Total Corporate Bonds		27,132,684

(Cost $28,983,282)

Shares

Asset Backed Securities — 18.58%
Cayman Islands — 3.60%
375,000	CIFC Funding Ltd., Series 2016-1A, Class BRR, (LIBOR USD 3-Month + 1.700%), 1.96%, 10/21/31(a),(g)	370,762
300,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 1.89%, 10/17/29(a),(g)	297,360
375,000	Palmer Square CLO Ltd., Series 2020-3A, Class A2R, (LIBOR USD 3-Month + 1.600%), 2.11%, 11/15/31(a),(g)	370,200
500,000	Symphony CLO XXIX Ltd., Series 2021-29A, Class B, (LIBOR USD 3-Month + 1.650%), 1.89%, 1/15/34(a),(g)	494,200
250,000	TCW CLO Ltd., Series 2018-1A, Class A2RB, (LIBOR USD 3-Month + 1.400%), 1.66%, 4/25/31(a),(g)	244,725

		1,777,247

United Kingdom — 0.51%
250,000	Newday Funding Master Issuer Plc, Series 2021-3A, Class A2, (SOFR RATE + 1.000%), 1.05%, 11/15/29(a),(g)	249,228

United States — 14.47%
500,000	American Credit Acceptance Receivables Trust, Series 2020-1, Class E, 3.32%, 3/13/26(a)	497,172
500,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	472,664
500,000	Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51(a)	466,100

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

$279,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	$263,739
450,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	422,605
500,000	Flagship Credit Auto Trust, Series 2021-4, Class D, 2.26%, 12/15/27(a)	462,641
500,000	GM Financial Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	481,316
289,500	Hardee’s Funding LLC, Series 2018-1A, Class A23, 5.71%, 6/20/48(a)	299,567
330,000	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52(a)	311,338
246,000	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.14%, 2/26/52(a)	234,558
250,000	Jersey Mike’s Funding, Series 2021-1A, Class A2I, 2.89%, 2/15/52(a)	234,076
369,000	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 7/30/47(a)	370,381
390,251	MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41(a)	366,985
349,076	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	323,468
600,000	Neighborly Issuer, Series 2022-1A, Class A2, 3.70%, 1/30/52(a)	565,733
220,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.25%, 12/5/51(a)	205,735
360,000	Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(a)	353,118
215,000	Progress Residential Trust, Series 2020-SFR2, Class E, 5.12%, 6/17/37(a)	214,434
222,525	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.94%, 11/25/48(a)	226,095
398,000	Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51(a)	367,774

		7,139,499

Total Asset Backed Securities		9,165,974

(Cost $9,615,693)

Collateralized Mortgage Obligations — 12.87%
Bermuda — 2.51%
283,549	Bellemeade Re Ltd., Series 2019-1A, Class M1B, (LIBOR USD 1-Month + 1.750%), 2.21%, 3/25/29(a),(g)	283,611
272,861	Bellemeade Re Ltd., Series 2018-3A, Class M1B, (LIBOR USD 1-Month + 1.850%), 2.31%, 10/25/28(a),(g)	271,959
688,190	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 2.26%, 4/25/29(a),(g)	683,893

		1,239,463

Cayman Islands — 0.66%
330,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 1.90%, 11/17/24(a),(g)	323,766

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

United States — 9.70%
$390,386	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 1.79%, 10/15/38(a),(g)	$380,920
300,000	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 1.82%, 10/15/36(a),(g)	287,812
400,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 3.11%, 3/15/39(a),(g)	398,407
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 2.00%, 12/25/41(a),(g)	196,835
625,000	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(a)	623,116
395,292	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 1.00%, 11/25/41(a),(g)	391,246
460,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 2.50%, 2/25/42(a),(g)	447,542
492,591	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	488,612
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 2.25%, 1/15/24(a),(g)	391,520
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(h)	393,193
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(h)	390,354
400,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(a),(h)	395,000

		4,784,557

Total Collateralized Mortgage Obligations		6,347,786

(Cost $6,461,480)

Principal Amount

Bank Loans — 5.81%
Ireland — 2.19%
596,977	Avolon US LLC, 1st Lien Term Loan B5, (LIBOR 1-Month + 2.25%), 2.75%, 12/1/27(g)	589,515
500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (LIBOR 1-Month + 2.00%), 2.14%, 11/5/28(g)	492,085

		1,081,600

United States — 3.62%
600,000	Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR 1-Month + 1.75%), 2.21%, 6/22/26(g)	593,178

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 600,000	Sensata Technologies, Inc., 1st Lein Term Loan B, (LIBOR 1-Month + 1.75%), 1.75%, 9/20/26(g)	$597,600
600,000	Univar Solutions USA Inc/Washington, 1st Lein Term Loan B6, (LIBOR 1-Month + 2.00%), 2.10%, 6/3/28(g)	594,564

		1,785,342

Total Bank Loans		2,866,942

(Cost $2,892,897)

Foreign Government Bonds — 0.51%
Mexico — 0.26%
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	130,060

Romania — 0.25%
140,000(d)	Romanian Government International Bond, EMTN, 3.38%, 1/28/50(c)	123,281

Total Foreign Government Bonds		253,341

(Cost $322,008)

Shares

Investment Company — 8.49%
4,190,583	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	4,190,583

Total Investment Company		4,190,583

(Cost $4,190,583)

Total Investments		$49,957,310
(Cost $52,465,943)(j) — 101.25%

Liabilities in excess of other assets — (1.25)%		(615,476)

NET ASSETS — 100.00%		$49,341,834

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2022 (Unaudited)

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Principal amount denoted in Euros.
(e)	Perpetual security with no stated maturity date.
(f)	Principal amount denoted in British Pounds.
(g)	Floating rate note. Rate shown is as of report date.
(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Affiliated investment.
(j)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2022 (Unaudited)

Foreign currency exchange contracts as of March 31, 2022:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
AUD	673,013	USD	490,000	Citibank N.A.	4/26/22	$13,772
EUR	251,299	USD	274,740	Citibank N.A.	4/26/22	3,473
USD	3,863,885	EUR	3,374,878	Citibank N.A.	4/26/22	127,566
USD	723,675	EUR	631,965	Citibank N.A.	4/26/22	24,027
USD	342,297	GBP	250,000	Citibank N.A.	4/26/22	13,939

						$182,777

EUR	300,000	USD	341,310	Citibank N.A.	4/26/22	$(9,181)

Total						$173,596

Financial futures contracts as of March 31, 2022:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	14	June 2022	$(81,991)	EUR	$2,457,247	Morgan Stanley & Co. LLC
Ten Year U.S. Treasury Note	36	June 2022	(32,137)	USD	4,423,500	Morgan Stanley & Co. LLC

Total			$(114,128)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2022 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Japan Treasury Bond	1	June 2022	$(336)	JPY	$1,229,670	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	44	June 2022	161,805	USD	5,960,625	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	2	June 2022	31,703	EUR	411,968	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	18	June 2022	72,573	USD	2,701,125	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	21	June 2022	10,509	USD	3,719,625	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	7	June 2022	31,159	EUR	997,860	Morgan Stanley & Co. LLC
Euro-Btp Future	9	June 2022	18,195	EUR	1,377,049	Morgan Stanley & Co. LLC
Euro-Schatz	3	June 2022	3,364	EUR	367,502	Morgan Stanley & Co. LLC
Five Year U.S. Treasury Note	62	June 2022	167,183	USD	7,110,625	Morgan Stanley & Co. LLC
Long Gilt Future	17	June 2022	26,455	GBP	2,707,314	Morgan Stanley & Co. LLC
Two Year U.S. Treasury Note	1	June 2022	1,183	USD	211,922	Morgan Stanley & Co. LLC

Total			$523,793

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2022 (Unaudited)

Interest rate swaps as of March 31, 2022:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
0.85%	USD-CITILDN	Quarterly	Morgan Stanley & Co. LLC	2/8/24	USD	15,000	$419,935
1.65%	USD-CITILDN	Quarterly	Morgan Stanley & Co. LLC	2/8/32	USD	6,380	395,182

							$815,117

0.76%	EUR-DEUTLDN	Semi-Annually	Morgan Stanley & Co. LLC	4/26/32	EUR	1,200	(56,477)

Total							$758,640

Credit default swaps buy protection as of March 31, 2022:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index, Series 38	Quarterly	Morgan Stanley & Co. LLC	6/21/27	USD	11,825	$(170,945)	$(22,512)	$(193,457)
1.00%	Markit CDX IG Index, Series 38	Quarterly	Morgan Stanley & Co. LLC	6/21/27	USD	11,825	(166,329)	(27,128)	(193,457)
1.00%	Markit CDX IG Index, Series 38	Quarterly	Morgan Stanley & Co. LLC	6/20/27	USD	1,608	(21,677)	(4,630)	(26,307)

Total							$(358,951)	$(54,270)	$(413,221)

Abbreviations used are defined below:

AUD - Australian Dollar

Bobl - German Bundesobligationen

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

GMTN - Global Medium Term Note

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2022 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Asset Backed Securities	18.58%
Collateralized Mortgage Obligations	12.87%
Foreign Government Bonds	0.51%
Financial	30.11%
Consumer, Cyclical	10.09%
Consumer, Non-cyclical	5.01%
Industrial	4.11%
Communications	4.03%
Technology	3.42%
Energy	1.94%
Utilities	1.35%
Basic Materials	0.74%
Other*	7.24%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2022 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Core Plus Bond Fund	RBC BlueBay Strategic Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $27,661,589, $287,569,876, $45,679,430 and $48,275,360, respectively)	$24,754,803	$277,764,410	$43,182,230	$45,766,727
Affiliated investments (cost $1,645,552, $7,156,561, $3,731,027 and $4,190,583, respectively)	1,645,552	7,156,561	3,731,027	4,190,583
Cash	—	36,151	83,100	89,321
Cash at broker for financial futures contracts	247,082	—	1,695,324	522,676
Segregated cash for swap contracts	197,178	491,799	—	—
Cash at broker for forward foreign currency exchange contracts	40,034	60,000	—	—
Foreign currency, at value (cost $212,697, $93,410, $397,851 and $529,670, respectively)	213,877	91,346	388,795	522,910
Interest and dividend receivable	334,421	4,496,444	228,946	233,288
Receivable from advisor	7,850	—	11,198	—
Receivable for capital shares issued	6,100	3,561,533	—	—
Receivable for investments sold	85,382	91,230	—	—
Credit default swaps at value (premiums paid $147,821, $917,182, $0 and $0, respectively)	178,379	1,098,286	—	—
Unrealized appreciation on futures contracts	32,194	—	151,710	524,129
Unrealized appreciation on interest rate swaps contracts	—	—	407,152	815,117
Unrealized appreciation on forward foreign currency exchange contracts	103,096	214,263	177,683	182,777
Prepaid expenses and other assets	42,915	72,404	99,082	124,583

Total Assets	27,888,863	295,134,427	50,156,247	52,972,111

Liabilities:
Cash overdraft	408,793	—	—	—
Payable for capital shares redeemed	93	47,459	—	—
Payable for investments purchased	—	1,839,933	2,457,815	2,975,847

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2022 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Core Plus Bond Fund	RBC BlueBay Strategic Income Fund
Credit default swaps at value (premiums received $122,125, $0, $258,324 and $358,951, respectively)	$ 130,284	$ —	$ 296,264	$ 413,221
Unrealized depreciation on forward foreign currency exchange contracts	30,072	7,282	8,569	9,181
Unrealized depreciation on interest rate swaps contracts	25,202	—	51,770	56,477
Unrealized depreciation on futures contracts	—	—	464,402	114,464
Accrued expenses and other payables:
Investment advisory fees	—	87,950	—	21,543
Accounting fees	7,113	9,267	7,473	7,486
Audit fees	23,694	25,404	21,094	21,094
Trustees’ fees	192	—	397	393
Distribution fees	—	834	4,993	5,068
Shareholder reports	7,664	6,188	—	—
Transfer agent fees	1,076	4,538	1,877	1,877
Other	5,215	9,269	2,912	3,626

Total Liabilities	639,398	2,038,124	3,317,566	3,630,277

Net Assets	$27,249,465	$293,096,303	$46,838,681	$49,341,834

Net Assets Consists of:
Capital	$35,491,055	$302,988,534	$50,231,562	$50,192,632
Accumulated earnings	(8,241,590)	(9,892,231)	(3,392,881)	(850,798)

Net Assets	$27,249,465	$293,096,303	$46,838,681	$49,341,834

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2022 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund		RBC BlueBay Core Plus Bond Fund	RBC BlueBay Strategic Income Fund
Net Assets
Class A	$20,381		$3,781,941	$4,679,375	$4,929,451
Class I	27,216,845		289,314,362	32,789,083	34,541,397
Class R6	12,239		N/A	9,370,223	9,870,986

Total	$27,249,465		$293,096,303	$46,838,681	$49,341,834

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	2,293		371,732	502,001	501,586
Class I	3,007,421		28,161,920	3,516,663	3,513,759
Class R6	1,345		N/A	1,004,913	1,004,084

Total	3,011,059		28,533,652	5,023,577	5,019,429

Net Asset Values and Redemption Prices Per Share:
Class A	$8.89		$10.17	$9.32	$9.83

Class I	$9.05		$10.27	$9.32	$9.83

Class R6	$9.10	$	N/A	$9.32	$9.83

Maximum Offering Price Per Share:
Class A	$9.28		$10.62	$9.68	$10.21

Maximum Sales Charge - Class A	4.25%		4.25%	3.75%	3.75%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended

March 31, 2022 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Core Plus Bond Fund(a)	RBC BlueBay Strategic Income Fund(a)
Investment Income:
Interest income	$828,734	$6,750,673	$444,442	$438,044
Dividend income - affiliated	191	1,977	531	560

Total Investment Income	828,925	6,752,650	444,973	438,604
Expenses:
Investment advisory fees	90,835	769,716	69,928	107,486
Distribution fees–Class A	23	4,584	4,993	5,068
Accounting fees	25,482	39,670	22,802	22,817
Audit fees	23,198	25,009	21,094	21,094
Custodian fees	42,047	42,701	30,855	30,855
Insurance fees	1,973	1,975	—	—
Legal fees	373	3,613	2,244	2,244
Registrations and filing fees	31,790	28,534	2,245	2,245
Shareholder reports	15,115	30,390	13,464	13,464
Transfer agent fees–Class A	1,899	2,772	1,645	1,645
Transfer agent fees–Class I	2,385	130,303	5,728	5,727
Transfer agent fees–Class R6	1,761	—	1,645	1,645
Trustees’ fees and expenses	477	3,003	673	673
Tax expense	2,104	2,104	2,019	2,019
Offering fees	—	—	26,014	26,056
Other fees	2,493	2,513	1,795	1,795

Total expenses before fee waiver/reimbursement	241,955	1,086,887	207,144	244,833
Expenses waived/reimbursed by:
Advisor	(131,536)	(284,597)	(114,242)	(114,028)

Net expenses	110,419	802,290	92,902	130,805

Net Investment Income	718,506	5,950,360	352,071	307,799

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(578,667)	(1,619,050)	(638,632)	(541,723)
Foreign currency transactions	(11,690)	(30,426)	(6,973)	(8,848)
Foreign currency exchange contracts	87,380	175,706	51,313	51,094
Written options	13,451	—	—	—
Futures contracts	72,473	711,962	(619,495)	729,763
Swap agreements	81,406	(484,795)	22,960	32,748

Net realized gains/(losses)	(335,647)	(1,246,603)	(1,190,827)	263,034

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended

March 31, 2022 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Core Plus Bond Fund(a)	RBC BlueBay Strategic Income Fund(a)
Net change in unrealized appreciation/ (depreciation) on:
Investments	$(2,080,719)	(14,076,785)	(2,497,200)	$(2,508,633)
Foreign currency	848	(4,078)	773	(7,997)
Foreign currency exchange contracts	32,252	37,981	169,114	173,596
Futures contracts	(15,589)	(218,310)	(312,692)	409,665
Swap agreements	(20,764)	181,104	317,442	704,370

Net unrealized losses	(2,083,972)	(14,080,088)	(2,322,563)	(1,228,999)

Change in net assets resulting from operations	$(1,701,113)	$ (9,376,331)	$(3,161,319)	$ (658,166)

(a)	For the period from November 1, 2021 (commencement of operations) to March 31, 2022.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Debt Fund

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities
Operations:
Net investment income	$718,506	$1,310,621
Net realized gains/(losses) from investments, foreign currency, written options, futures contracts and swap contracts transactions	(335,647)	78,472
Net change in unrealized depreciation on investments, foreign currency, written options, futures contracts and swap contracts	(2,083,972)	(177,757)

Change in net assets resulting from operations	(1,701,113)	1,211,336

Distributions to Shareholders:
Class A	(571)	(413)
Class I	(790,223)	(1,356,829)
Class R6	(347)	(676)

Change in net assets resulting from shareholder distributions	(791,141)	(1,357,918)

Capital Transactions:
Proceeds from shares issued	264,643	6,512,694
Distributions reinvested	791,140	1,345,090
Cost of shares redeemed	(9,301)	(390,913)

Change in net assets resulting from capital transactions	1,046,482	7,466,871

Net increase/(decrease) in net assets	(1,445,772)	7,320,289
Net Assets:
Beginning of period	28,695,237	21,374,948

End of period	$27,249,465	$28,695,237

Share Transactions:
Issued	28,335	645,173
Reinvested	83,147	134,963
Redeemed	(1,018)	(38,710)

Change in shares resulting from capital transactions	110,464	741,426

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay High Yield Bond Fund

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities
Operations:
Net investment income	$5,950,360	$8,358,133
Net realized gains/(losses) from investments, foreign currency, futures contracts and swap contracts transactions	(1,246,603)	4,270,849
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	(14,080,088)	2,781,707

Change in net assets resulting from operations	(9,376,331)	15,410,689

Distributions to Shareholders:
Class A	(133,843)	(147,499)
Class I	(9,673,816)	(10,608,216)

Change in net assets resulting from shareholder distributions	(9,807,659)	(10,755,715)

Capital Transactions:
Proceeds from shares issued	136,371,288	165,844,099
Distributions reinvested	8,622,808	9,041,391
Cost of shares redeemed	(81,084,848)	(61,601,053)

Change in net assets resulting from capital transactions	63,909,248	113,284,437

Net increase in net assets	44,725,258	117,939,411
Net Assets:
Beginning of period	248,371,045	130,431,634

End of period	$293,096,303	$248,371,045

Share Transactions:
Issued	12,840,947	15,177,850
Reinvested	808,060	832,476
Redeemed	(7,746,437)	(5,641,559)

Change in shares resulting from capital transactions	5,902,570	10,368,767

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

RBC BlueBay Core Plus Bond Fund
For the Period Ended March 31, 2022(a) (Unaudited)
From Investment Activities
Operations:
Net investment income	$352,071
Net realized losses from investments, foreign currency, futures contracts and swap contracts transactions	(1,190,827)
Net change in unrealized depreciation on investments, foreign currency, futures contracts and swap contracts	(2,322,563)

Change in net assets resulting from operations	(3,161,319)

Distributions to Shareholders:
Class A	(19,647)
Class I	(163,660)
Class R6	(48,255)

Change in net assets resulting from shareholder distributions	(231,562)

Capital Transactions:
Proceeds from shares issued	50,000,000
Distributions reinvested	231,562
Cost of shares redeemed	—

Change in net assets resulting from capital transactions	50,231,562

Net increase in net assets	46,838,681
Net Assets:
Beginning of period	—

End of period	$46,838,681

Share Transactions:
Issued	5,000,000
Reinvested	23,577
Redeemed	—

Change in shares resulting from capital transactions	5,023,577

(a)	For the period from November 1, 2021 (commencement of operations) to March 31, 2022.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

RBC BlueBay Strategic Income Fund
For the Period Ended March 31, 2022(a) (Unaudited)
From Investment Activities
Operations:
Net investment income	$307,799
Net realized gains from investments, foreign currency, futures contracts and swap contracts transactions	263,034
Net change in unrealized depreciation on investments, foreign currency, futures contracts and swap contracts	(1,228,999)

Change in net assets resulting from operations	(658,166)

Distributions to Shareholders:
Class A	(15,727)
Class I	(136,415)
Class R6	(40,490)

Change in net assets resulting from shareholder distributions	(192,632)

Capital Transactions:
Proceeds from shares issued	50,000,001
Distributions reinvested	192,631
Cost of shares redeemed	—

Change in net assets resulting from capital transactions	50,192,632

Net increase in net assets	49,341,834
Net Assets:
Beginning of period	—

End of period	$49,341,834

Share Transactions:
Issued	5,000,000
Reinvested	19,429
Redeemed	—

Change in shares resulting from capital transactions	5,019,429

(a)	For the period from November 1, 2021 (commencement of operations) to March 31, 2022.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/22 (Unaudited)	$ 9.77	0.23	(0.81)	(0.58)	(0.30)	(0.30)	$ 8.89
Year Ended 9/30/21	9.78	0.45	0.04(b )	0.49	(0.50)	(0.50)	9.77
Year Ended 9/30/20	10.14	0.48	(0.38)	0.10	(0.46)	(0.46)	9.78
Year Ended 9/30/19	9.63	0.52	0.51	1.03	(0.52)	(0.52)	10.14
Year Ended 9/30/18	10.36	0.50	(0.85)	(0.35)	(0.38)	(0.38)	9.63
Year Ended 9/30/17	9.78	0.50	0.08	0.58	—	—	10.36
Class I
Six Months Ended 3/31/22 (Unaudited)	$ 9.89	0.24	(0.81)	(0.57)	(0.27)	(0.27)	$ 9.05
Year Ended 9/30/21	9.90	0.48	0.03(b )	0.51	(0.52)	(0.52)	9.89
Year Ended 9/30/20	10.23	0.47	(0.33)	0.14	(0.47)	(0.47)	9.90
Year Ended 9/30/19	9.71	0.55	0.52	1.07	(0.55)	(0.55)	10.23
Year Ended 9/30/18	10.41	0.51	(0.84)	(0.33)	(0.37)	(0.37)	9.71
Year Ended 9/30/17	9.81	0.54	0.06	0.60	—	—	10.41
Class R6
Six Months Ended 3/31/22 (Unaudited)	$ 9.94	0.25	(0.83)	(0.58)	(0.26)	(0.26)	$ 9.10
Year Ended 9/30/21	9.94	0.49	0.04(b )	0.53	(0.53)	(0.53)	9.94
Year Ended 9/30/20	10.27	0.48	(0.33)	0.15	(0.48)	(0.48)	9.94
Year Ended 9/30/19	9.74	0.56	0.52	1.08	(0.55)	(0.55)	10.27
Year Ended 9/30/18	10.42	0.53	(0.86)	(0.33)	(0.35)	(0.35)	9.74
Period Ended 9/30/17(c)	9.25	0.45	0.72	1.17	—	—	10.42

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/22 (Unaudited)	(6.03	)%(c)	$ 20	1.04	%(d)	4.94	%(d)	22.48	%(d)	43%
Year Ended 9/30/21	5.06%		15	1.04%		4.52%		43.25%		181%
Year Ended 9/30/20	1.06%		7	1.11	%(e)	4.95%		28.23%		249%
Year Ended 9/30/19	11.17%		21	1.12%		5.38%		20.37%		236%
Year Ended 9/30/18	(3.38)%		19	1.13%		5.05%		11.41%		364%
Year Ended 9/30/17	5.94%		63	1.15%		5.17%		7.94%		251%
Class I
Six Months Ended 3/31/22 (Unaudited)	(5.88	)%(c)	$27,217	0.79	%(d)	5.14	%(d)	1.71	%(d)	43%
Year Ended 9/30/21	5.28%		28,667	0.79%		4.76%		1.72%		181%
Year Ended 9/30/20	1.44%		21,356	0.85	%(e)	4.87%		2.14%		249%
Year Ended 9/30/19	11.48%		21,529	0.87%		5.62%		2.13%		236%
Year Ended 9/30/18	(3.26)%		23,952	0.88%		5.21%		2.18%		364%
Year Ended 9/30/17	6.23%		18,484	0.90%		5.54%		2.24%		251%
Class R6
Six Months Ended 3/31/22 (Unaudited)	(5.82	)%(c)	$ 12	0.74	%(d)	5.18	%(d)	29.61	%(d)	43%
Year Ended 9/30/21	5.35%		13	0.74%		4.82%		28.96%		181%
Year Ended 9/30/20	1.40%		12	0.79	%(e)	4.91%		31.83%		249%
Year Ended 9/30/19	11.57%		12	0.82%		5.67%		33.09%		236%
Year Ended 9/30/18	(3.18)%		11	0.84%		5.32%		34.20%		364%
Period Ended 9/30/17(f)	12.65	%(c)	11	0.85	%(d)	5.93	%(d)	53.42	%(d)	251%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.

(d)	Annualized.

(e)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.04%, 0.79% and 0.74% of average daily net assets for Class A, Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2020.

(f)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/22 (Unaudited)	$10.89	0.21	(0.54)	—	(0.33)	(0.24)	(0.15)	(0.39)	$10.17
Year Ended 9/30/21	10.56	0.47	0.52	—(b)	0.99	(0.52)	(0.14)	(0.66)	10.89
Year Ended 9/30/20	10.46	0.48	0.09	—	0.57	(0.47)	—	(0.47)	10.56
Year Ended 9/30/19	10.42	0.54	0.26	—	0.80	(0.76)	—	(0.76)	10.46
Year Ended 9/30/18	10.42	0.47	(0.10)	0.01	0.38	(0.38)	—	(0.38)	10.42
Year Ended 9/30/17	9.98	0.47	0.26	—	0.73	(0.29)	—	(0.29)	10.42
Class I
Six Months Ended 3/31/22 (Unaudited)	$10.98	0.23	(0.56)	—	(0.33)	(0.23)	(0.15)	(0.38)	$10.27
Year Ended 9/30/21	10.64	0.50	0.53	—(b)	1.03	(0.55)	(0.14)	(0.69)	10.98
Year Ended 9/30/20	10.52	0.51	0.10	—	0.61	(0.49)	—	(0.49)	10.64
Year Ended 9/30/19	10.47	0.58	0.25	—	0.83	(0.78)	—	(0.78)	10.52
Year Ended 9/30/18	10.46	0.47	(0.07)	—	0.40	(0.39)	—	(0.39)	10.47
Year Ended 9/30/17	9.98	0.49	0.28	—	0.77	(0.29)	—	(0.29)	10.46

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/22 (Unaudited)	(3.03	)%(c)	$ 3,782	0.82	%(d)	4.00	%(d)	1.08	%(d)	38%
Year Ended 9/30/21	9.60%		3,727	0.82%		4.32%		1.18%		100%
Year Ended 9/30/20	5.64%		1,586	0.82%		4.64%		1.92%		187%
Year Ended 9/30/19	8.41%		460	0.82%		5.35%		2.50%		143%
Year Ended 9/30/18	3.71%		556	0.82	%(e)	4.56%		2.82%		158%
Year Ended 9/30/17	7.37%		33	0.70%		4.59%		4.44%		101%
Class I
Six Months Ended 3/31/22 (Unaudited)	(2.97	)%(c)	$289,314	0.57	%(d)	4.26	%(d)	0.77	%(d)	38%
Year Ended 9/30/21	9.89%		244,644	0.57%		4.57%		0.87%		100%
Year Ended 9/30/20	6.03%		128,846	0.57%		4.92%		1.10%		187%
Year Ended 9/30/19	8.58%		49,397	0.57%		5.66%		1.39%		143%
Year Ended 9/30/18	3.95%		38,469	0.56	%(e)	4.56%		1.49%		158%
Year Ended 9/30/17	7.89%		37,349	0.45%		4.83%		1.44%		101%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized. (d) Annualized.

(e)

Beginning November 1, 2017, the net operating expenses were contractually limited to 0.82% and 0.57% of average daily net assets for Class A and Class I, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2018.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Period Ended 3/31/22 (Unaudited)(b)	$10.00	0.06	(0.70)	(0.64)	(0.04)	(0.04)	$9.32
Class I
Period Ended 3/31/22 (Unaudited)(b)	$10.00	0.07	(0.70)	(0.63)	(0.05)	(0.05)	$9.32
Class R6
Period Ended 3/31/22 (Unaudited)(b)	$10.00	0.07	(0.70)	(0.63)	(0.05)	(0.05)	$9.32

(a) Per share net investment income (loss) has been calculated using the average daily shares method.

(b) For the period from November 1, 2021 (commencement of operations) to March 31, 2022.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Period Ended 3/31/22 (Unaudited)(c)	(6.43)%(d)	$ 4,679	0.70%(e)	1.53%(e)	1.30%(e)	113%
Class I
Period Ended 3/31/22 (Unaudited)(c)	(6.36)%(d)	$32,789	0.45%(e)	1.78%(e)	1.01%(e)	113%
Class R6
Period Ended 3/31/22 (Unaudited)(c)	(6.34)%(d)	$ 9,370	0.40%(e)	1.83%(e)	1.01%(e)	113%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from November 1, 2021 (commencement of operations) to March 31, 2022.
(d)	Not annualized.
(e)	Annualized.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Strategic Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Period Ended 3/31/22 (Unaudited)(b)	$10.00	0.05	(0.19)	(0.14)	(0.03)	(0.03)	$9.83
Class I
Period Ended 3/31/22 (Unaudited)(b)	$10.00	0.06	(0.19)	(0.13)	(0.04)	(0.04)	$9.83
Class R6
Period Ended 3/31/22 (Unaudited)(b)	$10.00	0.06	(0.19)	(0.13)	(0.04)	(0.04)	$9.83

(a) Per share net investment income (loss) has been calculated using the average daily shares method.

(b) For the period from November 1, 2021 (commencement of operations) to March 31, 2022.

FINANCIAL HIGHLIGHTS

RBC BlueBay Strategic Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Period Ended 3/31/22 (Unaudited)(c)	(1.39)%(d)	$ 4,929	0.88%(e)	1.28%(e)	1.47%(e)	65%
Class I
Period Ended 3/31/22 (Unaudited)(c)	(1.32)%(d)	$34,541	0.63%(e)	1.53%(e)	1.18%(e)	65%
Class R6
Period Ended 3/31/22 (Unaudited)(c)	(1.30)%(d)	$ 9,871	0.58%(e)	1.58%(e)	1.18%(e)	65%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from November 1, 2021 (commencement of operations) to March 31, 2022.
(d)	Not annualized.
(e)	Annualized.

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 19 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”).This report includes the following four investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Emerging Market Debt Fund (“Emerging Market Debt Fund”)

- RBC BlueBay High Yield Bond Fund (“High Yield Bond Fund”)

- RBC BlueBay Core Plus Bond Fund (“Core Plus Bond Fund”)

- RBC BlueBay Strategic Income Fund (“Strategic Income Fund”)

Class A and Class I shares are offered by each Fund; Class R6 shares are offered by Emerging Market Debt Fund, Core Plus Bond Fund and the Strategic Income Fund. Class A shares are offered with a maximum front-end sales charge of 4.25% for Emerging Market Debt Fund and High Yield Bond Fund and 3.75% for Core Plus Bond Fund and Strategic Income Fund and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as a sub-advisor for Emerging Market Debt Fund and High Yield Bond Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services

NOTES TO FINANCIAL STATEMENTS

utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued based on evaluated prices received from third-party pricing services or fair valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by

NOTES TO FINANCIAL STATEMENTS

the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•     Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•     Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Debt Fund
Assets:
Investments in Securities
Foreign Government Bonds	$—	$18,731,939	$—	$18,731,939
Corporate Bonds	—	6,022,864	—	6,022,864
Investment Company	1,645,552	—	—	1,645,552
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	103,096	—	103,096
Financial futures contracts	32,194	—	—	32,194
Credit default swaps	—	178,379	—	178,379

Total Assets	$1,677,746	$25,036,278	$—	$26,714,024

Liabilities:
Other Financial Instruments*
Interest Rate Swaps	$—	$(25,202)	$—	$(25,202)
Foreign currency exchange contracts - forward contracts	—	(30,072)	—	(30,072)
Credit default swaps	—	(130,284)	—	(130,284)

Total Liabilities	$—	$(185,558)	$—	$(185,558)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
High Yield Bond Fund Assets:
Investments in Securities
Corporate Bonds
Australia	$—	$—	$266,876	$266,876
Bermuda	—	1,666,314	—	1,666,314
Canada	—	12,685,269	—	12,685,269
Cayman Islands	—	2,753,668	—	2,753,668
France	—	8,409,187	—	8,409,187
Germany	—	6,821,219	—	6,821,219
Italy	—	4,219,511	—	4,219,511
Korea	—	658,130	—	658,130
Luxembourg	—	3,183,455	—	3,183,455
Mexico	—	2,493,488	—	2,493,488
Netherlands	—	987,730	—	987,730
United Arab Emirates	—	1,999,964	—	1,999,964
United Kingdom	—	5,463,876	—	5,463,876
United States	—	225,960,185	—	225,960,185
Investment Company	7,156,561	—	—	7,156,561
Common Stocks
Australia	—	—	1,403	1,403
United Kingdom	—	2,772	—	2,772
United States	—	190,379	984	191,363
Rights/Warrants
Mexico	—	—	—	—
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	214,263	—	214,263
Credit default swaps	—	1,098,286	—	1,098,286

Total Assets	$7,156,561	$278,807,696	$269,263	$286,233,520

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(7,282)	$—	$(7,282)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Plus Bond Fund Assets:
Investments in Securities
Corporate Bonds	$—	$25,674,622	$—	$25,674,622
Asset Backed Securities	—	8,943,603	—	8,943,603
Collateralized Mortgage Obligations	—	6,235,341	—	6,235,341
Investment Company	3,731,027	—	—	3,731,027
Bank Loans	—	2,075,323	—	2,075,323
Foreign Government Bonds	—	253,341	—	253,341
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	177,683	—	177,683
Financial futures contracts	151,710	—	—	151,710
Interest rate swaps - Appreciation	—	407,152	—	407,152

Total Assets	$3,882,737	$43,767,065	$—	$47,649,802

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(8,569)	$—	$(8,569)
Interest Rate Swaps	—	(51,770)	—	(51,770)
Credit default swaps	—	(296,264)	—	(296,264)
Financial futures contracts	(464,402)	—	—	(464,402)

Total Liabilities	$(464,402)	$(356,603)	$—	$(821,005)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Strategic Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$27,132,684	$—	$27,132,684
Asset Backed Securities	—	9,165,974	—	9,165,974
Collateralized Mortgage Obligations	—	6,347,786	—	6,347,786
Investment Company	4,190,583	—	—	4,190,583
Bank Loans	—	2,866,942	—	2,866,942
Foreign Government Bonds	—	253,341	—	253,341
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	182,777	—	182,777
Financial futures contracts	524,129	—	—	524,129
Interest rate swaps - Appreciation	—	815,117	—	815,117

Total Assets	$4,714,712	$46,764,621	$—	$51,479,333

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(9,181)	$—	$(9,181)
Interest Rate Swaps	—	(56,477)	—	(56,477)
Financial futures contracts	(114,464)	—	—	(114,464)
Credit default swaps	—	(413,221)	—	(413,221)

Total Liabilities	$(114,464)	$(478,879)	$—	$(593,343)

NOTES TO FINANCIAL STATEMENTS

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, swaps and foreign currency contracts which are valued at fair value.

(a) Rounds to zero.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	BlueBay High Yield Bond Fund
	Common Stocks	Corporate Bonds– (Australia)
Balance as of 9/30/21(value)	$13,204	$309,854
Purchases	—	8,172
Sales (Paydowns)	(997)	—
Change in unrealized appreciation (depreciation)	(9,820)	(51,150)

Balance as of 3/31/22(value)	$2,387	$266,876

The Funds’ assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile and potential defaults that may not be generally observable for the security. The Common Stock in High Yield Bond Fund were fair valued using a discounted cash flow model based on unobservable inputs that include estimated cash flows, implied credit spread and discount rate (weighted average cost of capital). The Corporate Bonds in High Yield Bond Fund were fair valued using discounted cash flows. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements
	Fund	Fair Value at March 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

Corporate Bonds (Australia)	High Yield Bond Fund	$266,876	Discounted Cash Flow	Discount Rate of Cash Flows Liquidity Discount	7.13% —11.21% (8.39%) 5.0% —7.5% (5.8%)
Common Stocks	High Yield Bond Fund	$2,387	Discounted Cash Flow	Discount Rate of Cash Flows Liquidity Discount	16.9% —17% (17%) 10%

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, for tax purposes, the effects of fluctuations in foreign currency exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

NOTES TO FINANCIAL STATEMENTS

Bank Loans:

A Fund may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

As of March 31, 2022, Core Plus Bond Fund and Strategic Income Fund held bank loans.

Payment-in-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2022, the total in-kind payments received by the High Yield Bond Fund with respect to PIKs constituted less than 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures, Euro Dollar futures and Euro-Bund futures during the period ended March 31, 2022.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2022.

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and

NOTES TO FINANCIAL STATEMENTS

obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

Forward Foreign Currency Exchange Contracts:

The Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date.

The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into interest rate, credit default and other swap agreements as of March 31, 2022.

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency

NOTES TO FINANCIAL STATEMENTS

exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statement of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/ (depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules of Portfolio Investments under the captions “Interest rate swaps” and “Credit default swaps”.

NOTES TO FINANCIAL STATEMENTS

Fair Values of Derivative Financial Instrument as of March 31, 2022

Statement of Assets and Liabilities Location

Asset Derivatives

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Credit Risk:
Credit default swaps, at value	$178,379	$1,098,286	$—	$—
Interest Rate Risk:
Unrealized appreciation on interest rate swaps contracts	—	—	407,152	815,117
Unrealized appreciation on futures contracts	32,194	—	151,710	524,129
Foreign currency exchange risk:
Unrealized appreciation on forward foreign currency exchange contracts	103,096	214,263	177,683	182,777

Total	$313,669	$1,312,549	$736,545	$1,522,023

Liability Derivatives

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Credit Risk:
Credit default swaps, at value	$130,284	$—	$296,264	$413,221
Interest Rate Risk:
Unrealized depreciation on interest rate swaps	25,202	—	51,770	56,477
Unrealized depreciation on futures contracts	—	—	464,402	114,464
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	30,072	7,282	8,569	9,181

Total	$185,558	$7,282	$821,005	$593,343

NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2022 is as follows:

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund

Net realized Gain/(Loss) From:
Credit Risk:
Credit default swaps	$82,234	$(484,795)	$18,694	$32,748
Equity Risk:
Written Options	13,451	—	—	—
Interest Rate Risk:
Interest rate swaps	(828)	—	4,266	—
Financial futures contracts	72,473	711,962	(619,495)	729,763
Foreign currency exchange risk:
Forward foreign currency exchange contracts	87,380	175,706	51,313	51,094

Total	$254,710	$402,873	$(545,222)	$813,605

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund

Net Change in Unrealized
Appreciation/(Depreciation) From:
Credit Risk:
Credit default swaps	$(5,680)	$181,104	$(37,940)	$(54,270)
Interest Rate Risk:
Interest rate swaps	(15,084)	—	355,382	758,640
Financial futures contracts	(15,589)	(218,310)	(312,692)	409,665
Foreign currency exchange risk:
Forward foreign currency exchange contracts	32,252	37,981	169,114	173,596

Total	$(4,101)	$775	$173,864	$1,287,631

For the period ended March 31, 2022, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Futures long position (contracts)	—	—	121	34
Futures short position (contracts)	13	41	48	139
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$3,483,915	$6,082,715	$4,574,736	$4,665,074
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	1,691,489	786,743	530,320	553,025
Interest rate swaps (Notional Amount in U.S. Dollars)	5,919,000	—	15,230,000	11,308,990

NOTES TO FINANCIAL STATEMENTS

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Credit default swaps (Notional Amount in U.S. Dollars)	$6,119,500	$8,500,000	$21,404,500	$—

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

NOTES TO FINANCIAL STATEMENTS

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Emerging Market Debt Fund

	Barclays Bank Plc	Citibank N.A.	Citigroup Global Markets Inc.	HSBC Bank Plc	Total
Assets:
Forward Currency Exchange Contracts	$3,622	$94,277	$—	$5,197	$103,096
Financial Futures Contracts	—	—	32,194	—	32,194
Swaps	18,924	—	134,944	24,511	178,379

Total Assets	22,546	94,277	167,138	29,708	313,669

Liabilities:
Forward Currency Exchange Contracts	3,377	26,695	—	—	30,072
Swaps	—	—	155,486	—	155,486

Total Liabilities	3,377	26,695	155,486	—	185,558

Total Financial and Derivative Net Assets[1]	19,169	67,582	11,652	29,708	128,111
Total Collateral (Received) Pledged[2]	—	—	20,542	—	20,542

Net Amount[3]	$19,169	$67,582	$32,194	$29,708	$148,653

NOTES TO FINANCIAL STATEMENTS

High Yield Bond Fund

	Citibank N.A.	Citigroup Global Markets, Inc.	Total
Assets:
Forward Currency Exchange Contracts	$214,263	$—	$214,263
Swaps	—	1,098,286	1,098,286

Total Assets	214,263	1,098,286	1,312,549

Liabilities:
Forward Currency Exchange Contracts	7,282	—	7,282

Total Liabilities	7,282	—	7,282

Total Financial and Derivative Net Assets[1]	206,981	1,098,286	1,305,267

Net Amount[3]	$206,981	$1,098,286	$1,305,267

Core Plus Bond Fund

	Citibank N.A.	Morgan Stanley & Co. LLC	Total
Assets:
Forward Currency Exchange Contracts	$177,683	$—	$177,683
Financial Futures Contracts	—	151,710	151,710
Swaps	—	407,152	407,152

Total Assets	177,683	558,862	736,545

Liabilities:
Forward Currency Exchange Contracts	8,569	—	8,569
Financial Futures Contracts	—	464,402	464,402
Swaps	—	348,034	348,034

Total Liabilities	8,569	812,436	821,005

Total Financial and Derivative Net Assets[1]	169,114	(253,574)	(84,460)

Net Amount[2]	$169,114	$(253,574)	$(84,460)

Strategic Income Fund
	Citibank N.A.	Morgan Stanley & Co. LLC	Total
Assets:
Forward Currency Exchange Contracts	$182,777	$—	$182,777
Financial Futures Contracts	—	524,129	524,129
Swaps	—	815,117	815,117

Total Assets	182,777	1,339,246	1,522,023

Liabilities:
Forward Currency Exchange Contracts	9,181	—	9,181
Financial Futures Contracts	—	114,464	114,464
Swaps	—	469,698	469,698

Total Liabilities	9,181	584,162	593,343

Total Financial and Derivative Net Assets[1]	173,596	755,084	928,680

Net Amount[2]	$173,596	$755,084	$928,680

NOTES TO FINANCIAL STATEMENTS

1 The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2 Excess of collateral (received) pledged from/to the individual counterparty may not be shown for financial reporting purposes.

3 Net amount represents the net amount receivable (payable) from/to the individual counterparty in the event of default.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value September 30, 2021	Purchases	Sales	Value March 31, 2022	Dividends
Investments in U.S. Government Money Market Fund—RBC Institutional Class 1
Emerging Market Debt Fund	$654,507	$9,619,854	$8,628,809	$1,645,552	$191
High Yield Bond Fund	17,427,198	138,179,957	148,450,594	7,156,561	1,977
Core Plus Bond Fund	—	23,205,939	19,474,912	3,731,027	531
Strategic Income Fund	—	23,939,664	19,749,081	4,190,583	560

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income net of non-reclaimable withholding taxes is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

NOTES TO FINANCIAL STATEMENTS

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Debt Fund	0.65%
High Yield Bond Fund	0.55%
Core Plus Bond Fund	0.35%
Strategic Income Fund	0.53%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Market Debt Fund	1.04%	0.79%	0.74%
High Yield Bond Fund	0.82%	0.57%	N/A
Core Plus Bond Fund	0.70%	0.45%	0.40%
Strategic Income Fund	0.88%	0.63%	0.58%

This expense limitation agreement is in place until January 31, 2023 and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/19	FYE 9/30/20	FYE 9/30/21	FYE 9/30/22	Total
Emerging Market Debt Fund	$139,174	$276,235	$262,010	$130,934	$ 808,353
High Yield Bond Fund	170,686	418,696	535,173	275,819	1,400,374
Core Plus Bond Fund	—	—	—	111,979	111,979
Strategic Income Fund	—	—	—	111,537	111,537

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment

NOTES TO FINANCIAL STATEMENTS

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2022, the amount waived was $602, $8,778, $2,263 and $2,491 for the Emerging Market Debt Fund, High Yield Bond Fund, Core Plus Bond Fund and Strategic Income Fund respectively, and is included in expenses waived/reimbursed by Advisory in the Statement of Operations.

Emerging Market Debt Fund and High Yield Bond Fund are sub-advised by BlueBay, a wholly-owned subsidiary of Royal Bank of Canada, which is also the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $76,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of each of the Funds or additional share classes, the Advisor invested seed capital in each Fund to provide each Fund or share class with its initial investment assets. The table below shows, as of March 31, 2022, each Fund’s net assets, the shares (if any) of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Market Debt Fund	$27,249,465	1,345	0.0%
Core Plus Bond Fund	$46,838,681	5,023,577	100.0%
Strategic Income Fund	$49,341,834	5,019,429	100.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

NOTES TO FINANCIAL STATEMENTS

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2022, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2022.

For the period ended March 31, 2022, the Distributor received commissions of $8,098 for front-end sales charges of Class A shares of the Funds, of which $5,770 was paid to affiliated broker-dealers and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2022.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2022 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
Emerging Market Debt Fund	$ 10,516,395	$11,068,630	$591,961	$590,602
High Yield Bond Fund	167,352,337	98,053,610	—	—
Core Plus Bond Fund	65,787,539	20,419,055	34,703,357	33,729,213
Strategic Income Fund	68,400,823	20,420,654	4,954,023	4,088,934

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Emerging Market Debt Fund		High Yield Bond Fund

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$11,609	$7,700	$1,147,964	$3,275,138
Distributions reinvested	571	413	131,157	139,854
Cost of shares redeemed	(4,893)	(102)	(977,525)	(1,332,894)

Change in Class A	$7,287	$8,011	$301,596	$2,082,098

Class I
Proceeds from shares issued	$253,034	$6,504,994	$135,223,324	$162,568,961
Distributions reinvested	790,223	1,344,001	8,491,651	8,901,537
Cost of shares redeemed	(4,408)	(390,811)	(80,107,323)	(60,268,159)

Change in Class I	$1,038,849	$7,458,184	$63,607,652	$111,202,339

Class R6
Distributions reinvested	$346	$676	$—	$—

Change in Class R6	$346	$676	$—	$—

Change in net assets resulting from capital transactions	$1,046,482	$7,466,871	$63,909,248	$113,284,437

SHARE TRANSACTIONS:
Class A
Issued	1,249	775	108,955	301,720
Reinvested	61	42	12,385	12,960
Redeemed	(548)	(10)	(91,736)	(122,686)

Change in Class A	762	807	29,604	191,994

Class I
Issued	27,086	644,398	12,731,992	14,876,130
Reinvested	83,050	134,853	795,675	819,516
Redeemed	(470)	(38,700)	(7,654,701)	(5,518,873)

Change in Class I	109,666	740,551	5,872,966	10,176,773

Class R6
Reinvested	36	68	—	—

Change in Class R6	36	68	—	—

Change in shares resulting from capital transactions	110,464	741,426	5,902,570	10,368,767

NOTES TO FINANCIAL STATEMENTS

	Core Plus Bond Fund	Strategic Income Fund

	For the Period Ended March 31, 2022 (Unaudited)(a)	For the Period Ended March 31, 2022 (Unaudited)(a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$ 5,000,000	$ 5,000,001
Distributions reinvested	19,647	15,727

Change in Class A	$ 5,019,647	$ 5,015,728

Class I
Proceeds from shares issued	$35,000,000	$35,000,000
Distributions reinvested	163,660	136,414

Change in Class I	$35,163,660	$35,136,414

Class R6
Proceeds from shares issued	$10,000,000	$10,000,000
Distributions reinvested	48,255	40,490

Change in Class R6	$10,048,255	$10,040,490

Change in net assets resulting from capital transactions	$50,231,562	$50,192,632

SHARE TRANSACTIONS:
Class A
Issued	500,000	500,000
Reinvested	2,001	1,586

Change in Class A	502,001	501,586

Class I
Issued	3,500,000	3,500,000
Reinvested	16,663	13,759

Change in Class I	3,516,663	3,513,759

Class R6
Issued	1,000,000	1,000,000
Reinvested	4,913	4,084

Change in Class R6	1,004,913	1,004,084

Change in shares resulting from capital transactions	5,023,577	5,019,429

(a) For the period from November 1, 2021 (commencement of operations) to March 31, 2022.

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally

NOTES TO FINANCIAL STATEMENTS

the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2022, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Market Debt Fund	$29,644,655	$203,205	$(3,447,505)	$(3,244,300)
High Yield Bond Fund	295,015,211	1,137,350	(11,231,591)	(10,094,241)
Core Plus Bond Fund	49,410,457	41,531	(2,538,731)	(2,497,200)
Strategic Income Fund	52,465,943	64,930	(2,573,563)	(2,508,633)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, currency straddle losses, and mark to market on derivatives.

The tax character of distributions during the year ended September 30, 2021 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Market Debt Fund	$ 1,357,918	$ —	$ 1,357,918	$ 1,357,918
High Yield Bond Fund	10,742,064	13,651	10,755,715	10,755,715

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2022.

During the year ended September 30, 2021, the Emerging Market Debt Fund utilized $354,240 of capital losses.

As of September 30, 2021, the Emerging Market Debt Fund had a short-term capital loss carryforward of $4,950,196 and a long-term capital loss carryforward of $49,397 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS

9. Commitments:

High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of March 31, 2022, High Yield Bond Fund had no outstanding commitments. In connection with these commitments, High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10. Significant Risks

Shareholder concentration risk:

As of March 31, 2022, the following Funds had omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
High Yield Bond Fund	1	42.2%

In addition, three unaffiliated shareholders in aggregate owned 96.4% of the Emerging Market Debt Fund as of March 31, 2022. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

In response to political and military actions undertaken by Russia, the U.S., European Union, and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair the a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of March 31, 2022, none of the Funds’ investments were in violation of such sanctions.

11. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class I and Class R6 shares.

Class A

Class A shares are available in all Funds. This share class is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 4.25% (3.75% for the Core Plus Bond Fund and Strategic Income Fund) and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Emerging Market Debt Fund, Core Plus Bond Fund and Strategic Income Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21–3/31/22	Annualized Expense Ratio During Period 10/1/21–3/31/22
Emerging Market Debt Fund
	Class A	$1,000.00	$939.70	$5.03	1.04%
	Class I	1,000.00	941.20	3.82	0.79%
	Class R6	1,000.00	941.80	3.58	0.74%
High Yield Bond Fund
	Class A	1,000.00	969.70	4.03	0.82%
	Class I	1,000.00	970.30	2.80	0.57%
Core Plus Bond Fund**
	Class A	1,000.00	935.70	2.77	0.70%
	Class I	1,000.00	936.40	1.78	0.45%
	Class R6	1,000.00	936.60	1.58	0.40%
Strategic Income Fund**
	Class A	1,000.00	986.10	3.57	0.88%
	Class I	1,000.00	986.80	2.55	0.63%
	Class R6	1,000.00	987.00	2.35	0.58%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

**Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 149/365 (to reflect November 1, 2021 (commencement of operations) through March 31, 2022).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21-3/31/22	Annualized Expense Ratio During Period 10/1/21-3/31/22
Emerging Market Debt Fund
	Class A	$1,000.00	$1,019.75	$5.24	1.04%
	Class I	1,000.00	1,020.99	3.98	0.79%
	Class R6	1,000.00	1,021.24	3.73	0.74%
High Yield Bond Fund
	Class A	1,000.00	1,020.84	4.13	0.82%
	Class I	1,000.00	1,022.09	2.87	0.57%
Core Plus Bond Fund**
	Class A	1,000.00	1,017.55	2.88	0.70%
	Class I	1,000.00	1,018.57	1.85	0.45%
	Class R6	1,000.00	1,018.78	1.65	0.40%
Strategic Income Fund**
	Class A	1,000.00	1,016.82	3.62	0.88%
	Class I	1,000.00	1,017.84	2.59	0.63%
	Class R6	1,000.00	1,018.04	2.39	0.58%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

**Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 149/365 (to reflect November 1, 2021 (commencement of operations) through March 31, 2022).

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Statement Regarding Liquidity Risk Management Program

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of RBC Funds Trust (the “Trust”), including each of its series (each, a “Fund” and collectively, the “Funds”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule” and the “1940 Act,” respectively). The Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, approved the Program on behalf of each Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of RBC Global Asset Management (U.S.) Inc. (“RBC”), the investment adviser to each Fund, as the Program Administrator for the Program. RBC administers day-to-day implementation of the Program through a working group known as the Liquidity Risk Committee (the “Committee”), as set forth in the Program.

RBC, as Program Administrator, provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any Fund’s highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report covered the year ending December 31, 2021 (the “Review Period”).

I. Key Conclusions of the Report

The Program, as implemented, is reasonably designed to assess and manage each Fund’s liquidity risk. During the Review Period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. No Fund was required to set an HLIM and each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. There were no material changes to the Program implemented during the Review Period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program, monthly in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT, and in Board reporting throughout the Review Period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that each Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the Review Period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

B. Review of Initial Liquidity Risk

During the Review Period, the Trust launched three new Funds. The Program Administrator conducted initial liquidity risk reviews for each of these Funds and concluded that there were no significant liquidity risk concerns related to any of them.

C. Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the Review Period, the Funds classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in the Program. In addition, pursuant to the Program, each Fund must separately classify and review any investment within an asset class if any market, trading, or investment-specific considerations are reasonably expected to significantly affect the liquidity of the investment as compared the Fund’s other portfolio holdings within that asset class. During the Review Period, there were no circumstances in which a Fund was required to separately classify any investment within an asset class.

Market Depth—Reasonably Anticipated Trading Size (“RATS”). In classifying and reviewing its portfolio investments or asset classes (as applicable), each Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. Each Fund must take this determination into account when classifying the liquidity of that investment or asset class. There were no material changes to the RATS assumptions for the Funds during the Review period.

Classification Review. As required by the Liquidity Rule, the Funds reviewed liquidity classifications on a monthly basis during the Review Period as described in the Program. The Committee met monthly to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Liquidity Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. During the Review Period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings.

D. HLIM

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the Review Period as described in the Report. Accordingly, an HLIM was not required for any Fund during the Review Period pursuant to the relevant provisions of the Program.

E. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. At no time during the Review Period did any Fund breach the 15% limit.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

F. Redemptions in Kind

There were planned redemptions in-kind effected in two Funds during the Review Period. The investment teams were given ample notice ahead of the redemptions and were able to prepare for the outflows.

G. SEC Reporting

The Funds met their monthly Form N-PORT filing requirements during the period. No reports on Form N-LIQUID were required to be filed during the period and none were filed.

This Page Intentionally Left Blank

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2022.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

	RBC Funds
About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

	A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam.

Table of Contents	Portfolio Managers	1
	Performance Summary	3
	Fund Statistics
	- RBC SMID Cap Growth Fund	7
	- RBC Enterprise Fund	8
	- RBC Small Cap Core Fund	9
	- RBC Microcap Value Fund	10
	- RBC Small Cap Value Fund	11
	Schedule of Portfolio Investments	12
	Financial Statements
	- Statements of Assets and Liabilities	36
	- Statements of Operations	40
	- Statements of Changes in Net Assets	42
	Financial Highlights	47
	Notes to Financial Statements	60
	Share Class Information	73
	Supplemental Information	74
	Statement Regarding Liquidity Risk Management Program	76

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor to the RBC Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions.

Lance F. James

Managing Director, Senior Portfolio Manager

Lance James heads the team responsible for the Microcap Core/Enterprise, Small Cap Core and, Small Cap Value strategies at RBC GAM-US and is responsible for portfolio management of the RBC Small Cap Core Fund, RBC Enterprise Fund, RBC Microcap Value Fund, and RBC Small Cap Value Fund. Prior to joining RBC GAM-US in 2006, Lance was a research analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

Lance F. James

Kenneth A. Tyszko, CPA, CFA

Managing Director, Senior Portfolio Manager

Ken Tyszko is responsible for portfolio management of the RBC SMID Cap Growth Fund, and provides fundamental research and portfolio management for small, SMID and mid cap growth strategies at RBC GAM-US. Ken has been in the investment industry since 1984 and has been managing small cap growth and SMID cap growth portfolios since 1988. He joined RBC GAM-US in 2001. Ken previously served as a portfolio manager for Oberweis Asset Management, ABN AMRO Asset Management (USA) Inc., ABN AMRO Incorporated, and Sears Investment Management Company. His background also includes experience at Main Hurdman, an international accounting and consulting firm. Ken earned a BS in Accountancy from the University of Illinois. He is a CFA charterholder. Ken is a member of the Illinois CPA Society, the CFA Society of Chicago, and the CFA Institute. He has been a guest on Bloomberg Television, Bloomberg Radio, CNBC, and WebFN.

Kenneth A. Tyszko, CPA, CFA

Richard Drage, CPA, CFA

Portfolio Manager

Rich Drage serves as a portfolio manager for the RBC SMID Cap Growth Fund and provides fundamental research and portfolio management for the Small, SMID and Mid Cap Growth strategies at RBC GAM-US. Rich joined RBC GAM-US in 2009 from Susquehanna International Group, where he was a senior research analyst. Before that, he was a senior equity analyst at Neuberger Berman. Rich’s previous experience also includes various research and portfolio management responsibilities at Highbar Capital Management, Whitebox Advisors, Fasciano Company and First Analysis Corporation. He began his career in the investment industry in 1994. Rich earned a BA in Economics from Northwestern University and an MS in Accountancy from DePaul University. He is a CFA charterholder and member of the CFA Society of Chicago and the CFA Institute.

Richard Drage, CPA, CFA

1

PORTFOLIO MANAGERS

Eric Autio

Eric Autio

Senior Equity Analyst/Portfolio Manager

Eric Autio serves as a co-portfolio manager for the RBC Small Cap Value Fund and provides research and analysis for the Microcap Core, Small Cap Core and, Small Cap Value strategies at RBC GAM-US. Prior to joining RBC GAM-US in 2014, he was Senior Equity Analyst and Partner at Buckhead Capital Management where he served as an industry generalist on the small and SMID cap value team. Previously, Eric was Research Analyst and Vice President at SunTrust Robinson Humphrey covering a diverse range of sectors including retail, industrials and business services. He also served as Director with Carolinas Real Data, managing the company’s North Carolina commercial real estate research and software products portfolio, and worked in the Capital Management Group at Wells Fargo. Eric holds a B.A. from Davidson College and an M.B.A. from the Kellogg School of Management at Northwestern University.

Murphy O’Flaherty

Murphy O’Flaherty, CFA

Portfolio Manager

Murphy O’Flaherty is a portfolio manager for the RBC Enterprise Fund and senior equity analyst providing research for the U.S. Microcap Core, Small Cap Core and Small Cap Value investment strategies. Prior to joining RBC GAM-US in 2015, she was executive director at a large global full-service brokerage and investment bank. In that role, she utilized fundamental equity research to advise and make stock recommendations to asset managers employing all major investment strategies within all market capitalizations. Previously, Murphy served in a similar role as director at a large Canadian financial institution. She also worked in equities and fixed income for two separate global financial services companies. Murphy earned a BA from Yale University and MBA from Duke University and has worked in the investment industry since 1995.

2

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2022 (Unaudited)

RBC SMID Cap Growth Fund(c)(d)
Class A
- Including Max Sales Charge of 5.75%	(1.21)%	12.26%	12.47%	11.43%	11.12%
- At Net Asset Value	4.82%	14.52%	13.81%	12.09%	11.33%	1.07%	1.26%
Class I
- At Net Asset Value	5.06%	14.80%	14.12%	12.38%	11.64%	0.82%	0.99%
Class R6
- At Net Asset Value	5.11%	14.88%	14.17%	12.48%	11.88%	0.77%	19.28%

Russell 2500 Growth Index(h)	(10.12)%	12.99%	13.22%	12.69%	10.73%
RBC Enterprise Fund(e)(f)
Class A(g)
- Including Max Sales Charge of 5.75%	(4.17)%	8.30%	6.12%	7.88%	9.73%
- At Net Asset Value	1.69%	10.45%	7.38%	8.52%	9.90%	1.33%	2.15%
Class I(g)
- At Net Asset Value	1.93%	10.73%	7.64%	8.79%	10.17%	1.08%	1.25%

Russell Microcap Index(h)	(10.99)%	13.03%	9.86%	11.14%	N/A
RBC Small Cap Core Fund(i)(j)
Class A
- Including Max Sales Charge of 5.75%	(5.68)%	8.43%	3.74%	7.47%	9.41%
- At Net Asset Value	0.08%	10.59%	4.98%	8.11%	9.62%	1.15%	1.52%
Class I
- At Net Asset Value	0.32%	10.88%	5.25%	8.38%	9.79%	0.90%	1.16%
Class R6
- At Net Asset Value	0.41%	10.92%	5.25%	8.41%	10.14%	0.87%	1.25%

Russell 2000 Index(h)	(5.79)%	11.74%	9.74%	N/A	N/A
RBC Microcap Value Fund(k)(l)
Class A
- Including Max Sales Charge of 5.75%	0.12%	9.95%	7.17%	10.07%	9.07%
- At Net Asset Value	6.22%	12.14%	8.45%	10.72%	9.26%	1.32%	1.62%
Class I
- At Net Asset Value	6.47%	12.42%	8.73%	11.01%	9.54%	1.07%	1.19%

Russell Microcap Value Index(h)	0.58%	14.98%	10.66%	12.09%	N/A

3

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2022 (Unaudited)

RBC Small Cap Value Fund(m)
Class A
- Including Max Sales Charge of 5.75%	(3.55)%	5.78%	3.13%	N/A	6.07%
- At Net Asset Value	2.32%	7.88%	4.36%	N/A	6.93%	1.10%	37.36%
Class I
- At Net Asset Value	2.65%	8.16%	4.60%	N/A	7.13%	0.85%	1.09%
Class R6
- At Net Asset Value	2.68%	8.20%	4.65%	N/A	7.19%	0.80%	1.03%

Russell 2000 Value Index(h)	3.32%	12.73%	8.57%	10.54%	9.04%

Parentheses indicate negative performance returns.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

(a)

The Funds’ expenses are from the Funds’ most recent prospectus dated January 28, 2022, and reflect the most recent fiscal year ended September 30, 2021. For Class A of Small Cap Value Fund, the expenses reflect the period from January 28, 2021 (commencement of operations) to September 30, 2021.

(b)

The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses at annual ratios of 1.07% for Class A, 0.82% for Class I and 0.77% for Class R6 of SMID Cap Growth Fund; 1.33% for Class A and 1.08% for Class I of Enterprise Fund; 1.15% for Class A, 0.90% for Class I and 0.87% for Class R6 of Small Cap Core Fund; 1.32% for Class A and 1.07% for Class I of Microcap Value Fund; and 1.10% for Class A, 0.85% for Class I and 0.80% for Class R6 of Small Cap Value Fund until January 31, 2023.

(c)

The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by RBC GAM-US (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(d)

The since inception date (commencement of operations) of the Fund is December 31, 1990 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception.

4

PERFORMANCE SUMMARY (UNAUDITED)

(e)

The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(f)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.

(g)

Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

(h)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(i)

The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(j)

The since inception date (commencement of operations) of the Fund is August 5, 1991 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception. The performance of the index since inception of the Fund is calculated from July 31, 1991.

(k)

The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(l)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.

(m)

The since inception date (commencement of operations) of the Fund is December 3, 2014 for Class I shares, November 21, 2016 for Class R6 shares and January 28, 2021 for Class A shares. The performance in the table for the Class R6 shares prior to November 21, 2016 and for Class A shares prior to January 28, 2021 reflects the performance of the Class I shares since the Fund’s inception. The performance of the index since inception of the Fund is calculated from December 3, 2014.

5

PERFORMANCE SUMMARY (UNAUDITED)

The Russell 2000 Index measures the performance of the small capitalization segment of the U.S. equity market. It comprises approximately 2,000 small capitalization companies in the Russell 3000® Index. You cannot invest directly in an index.

The Russell 2000 Value Index measures the performance of the small capitalization value segment of the U.S. equity market. It includes those companies with lower price-to-book ratios and lower forecasted growth rates in the Russell 2000® Index.

The Russell Microcap Index measures the performance of the micro capitalization segment of the U.S. equity market. It comprises the smallest 1,000 companies in the Russell 2000 Index plus 1,000 smaller U.S. equities.

The Russell Microcap Value Index measures the performance of the micro capitalization value segment of the U.S. equity market. It includes those companies with lower price-to-book ratios and lower forecasted growth rates in the Russell Microcap® Index.

The Russell 2500 Growth Index measures the performance of the small and mid capitalization growth segment of the U.S. equity market. It includes those companies with higher price-to-book ratios and higher forecasted growth rates in the Russell 2500™ Index, which comprises the smallest 2,500 companies in the Russell 3000® Index.

You cannot invest directly in an index.

6

FUND STATISTICS (UNAUDITED)

RBC SMID Cap Growth Fund
Long-term capital appreciation.				Investment
				Objective
Russell 2500 Growth Index				Benchmark

				Asset Allocation as of 3/31/22 (% of Fund’s investments) & Top Five Industries (as of 3/31/22) (% of Fund’s net assets)
Bio-Techne Corp.	2.48%	Kinsale Capital Group, Inc.	1.87%	Top Ten Holdings (excluding investment companies) (as of 3/31/22) (% of Fund’s net assets)
ExlService Holdings, Inc.	2.22%	Diodes, Inc.	1.86%
Ameresco, Inc.	2.13%	Woodward, Inc.	1.81%
Nexstar Media Group, Inc.	2.09%	Mercury Systems, Inc.	1.78%
Merit Medical Systems, Inc.	2.09%	Novanta, Inc.	1.77%
*A listing of all portfolio holdings can be found beginning on page 12

				Growth of $250,000 Initial Investment Over 10 Years
The graph reflects an initial hypothetical investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

7

	FUND STATISTICS (UNAUDITED)

	RBC Enterprise Fund
Investment Objective	Long-term growth of capital and income.
Benchmark	Russell Microcap Index

Asset Allocation as of 3/31/22 (% of Fund’s investments) & Top Five Industries (as of 3/31/22) (% of Fund’s net assets)
Top Ten Holdings (excluding investment companies) (as of 3/31/22) (% of Fund’s net assets)	Ducommun, Inc.	4.78%	Delta Apparel, Inc.	3.44%
	Magnolia Oil & Gas Corp.	4.71%	ACCO Brands Corp.	3.17%
	Columbus McKinnon Corp.	4.27%	Patrick Industries, Inc.	3.17%
	Lantheus Holdings, Inc.	3.86%	Gray Television, Inc.	2.78%
	Compass Diversified Holdings	3.56%	Insteel Industries, Inc.	2.66%
	* A listing of all portfolio holdings can be found beginning on page 15

Growth of $250,000 Initial Investment Over 10 Years
	The graph reflects an initial hypothetical investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

8

FUND STATISTICS (UNAUDITED)

RBC Small Cap Core Fund
Long-term growth of capital and income.				Investment
				Objective
Russell 2000 Index				Benchmark

				Asset Allocation as of 3/31/22 (% of Fund’s investments) & Top Five Industries (as of 3/31/22) (% of Fund’s net assets)
Nexstar Media Group, Inc.	4.71%	Ducommun, Inc.	3.44%	Top Ten Holdings (excluding investment companies) (as of 3/31/22) (% of Fund’s net assets)
Magnolia Oil & Gas Corp.	4.43%	Lantheus Holdings, Inc.	2.94%
Compass Diversified Holdings	4.25%	Patrick Industries, Inc.	2.85%
Columbus McKinnon Corp.	4.16%	Greenbrier Cos., Inc. (The)	2.79%
Atkore, Inc.	4.06%	ACCO Brands Corp.	2.72%
* A listing of all portfolio holdings can be found beginning on page 18

				Growth of $250,000 Initial Investment Over 10 Years
The graph reflects an initial hypothetical investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

9

	FUND STATISTICS (UNAUDITED)

	RBC Microcap Value Fund
Investment Objective	Long-term growth of capital.
Benchmark	Russell Microcap Value Index

Asset Allocation as of 3/31/22 (% of Fund’s investments) & Top Five Industries (as of 3/31/22) (% of Fund’s net assets)
Top Ten Holdings (excluding investment companies) (as of 3/31/22) (% of Fund’s net assets)	iShares Russell Microcap Index Fund	2.78%	Consumer Portfolio Services, Inc.	0.84%
	Ducommun, Inc.	1.15%	CBIZ, Inc.	0.84%
	Premier Financial Corp.	1.04%	Enova International, Inc.	0.83%
	Ingles Markets, Inc.	0.90%	Stride, Inc.	0.80%
	Federal Agricultural Mortgage Corp.	0.90%	Textainer Group Holdings Ltd.	0.75%
	* A listing of all portfolio holdings can be found beginning on page 21

Growth of $250,000 Initial Investment Over 10 Years
	The graph reflects an initial hypothetical investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

10

FUND STATISTICS (UNAUDITED)

RBC Small Cap Value Fund
Long-term capital appreciation.				Investment Objective

Russell 2000 Value Index				Benchmark

				Asset Allocation as of 3/31/22 (% of Fund’s investments) & Top Five Industries (as of 3/31/22) (% of Fund’s net assets)

Lantheus Holdings, Inc.	3.68%	Ducommun, Inc.	2.55%	Top Ten Holdings (excluding investment companies) (as of 3/31/22) (% of Fund’s net assets)
Magnolia Oil & Gas Corp.	3.40%	ACCO Brands Corp.	2.55%
United Community Banks, Inc.	3.13%	Nexstar Media Group, Inc.	2.51%
Atkore, Inc.	2.83%	Builders FirstSource, Inc.	2.34%
Compass Diversified Holdings	2.61%	Greenbrier Cos., Inc. (The)	2.33%
* A listing of all portfolio holdings can be found beginning on page 33

				Growth of $100,000 Initial Investment Since Inception (12/3/14)
The graph reflects an initial hypothetical investment of $100,000 over the period from December 3, 2014 (commencement of operations) to March 31, 2022 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 99.66%
Communication Services — 4.35%
10,107	Nexstar Media Group, Inc., Class A	$1,904,967
47,808	PubMatic, Inc., Class A*	1,248,745
9,930	TechTarget, Inc.*	807,111

		3,960,823

Consumer Discretionary — 10.23%
11,889	Columbia Sportswear Co.	1,076,311
12,702	Dorman Products, Inc.*	1,207,071
8,520	Fox Factory Holding Corp.*	834,534
16,529	Gentherm, Inc.*	1,207,278
39,815	G-III Apparel Group Ltd.*	1,076,996
10,936	Installed Building Products, Inc.	923,983
9,248	LCI Industries	960,035
23,830	Ollie’s Bargain Outlet Holdings, Inc.*	1,023,737
12,040	Texas Roadhouse, Inc.	1,008,109

		9,318,054

Consumer Staples — 2.91%
7,155	Casey’s General Stores, Inc.	1,417,906
24,181	Performance Food Group Co.*	1,231,055

		2,648,961

Financials — 5.88%
14,732	Eagle Bancorp, Inc.	839,871
12,956	FirstCash Holdings, Inc.	911,325
7,467	Kinsale Capital Group, Inc.	1,702,625
22,445	PRA Group, Inc.*	1,011,821
8,019	RLI Corp.	887,142

		5,352,784

Health Care — 15.63%
5,220	Bio-Techne Corp.	2,260,469
14,387	Haemonetics Corp.*	909,546
16,824	HealthEquity, Inc.*	1,134,611
16,480	Henry Schein, Inc.*	1,436,891
15,080	Integer Holdings Corp.*	1,214,996
19,355	Integra LifeSciences Holdings Corp.*	1,243,752
28,598	Merit Medical Systems, Inc.*	1,902,339
18,027	NuVasive, Inc.*	1,022,131
7,100	Omnicell, Inc.*	919,379
20,992	Prestige Consumer Healthcare, Inc.*	1,111,316
9,220	Tandem Diabetes Care, Inc.*	1,072,194

		14,227,624

Industrials — 18.34%
24,364	Ameresco, Inc., Class A*	1,936,938
14,593	Applied Industrial Technologies, Inc.	1,498,118
10,630	ASGN, Inc.*	1,240,627

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

4,620	CACI International, Inc., Class A*	$1,391,821
11,759	Helios Technologies, Inc.	943,660
21,093	IAA, Inc.*	806,807
14,332	ICF International, Inc.	1,349,215
7,447	Landstar System, Inc.	1,123,231
25,114	Mercury Systems, Inc.*	1,618,597
9,991	MSC Industrial Direct Co., Inc., Class A	851,333
4,990	RBC Bearings, Inc.*	967,461
13,759	Westinghouse Air Brake Technologies Corp.	1,323,203
13,219	Woodward, Inc.	1,651,185

		16,702,196

Information Technology — 33.65%
15,537	Altair Engineering, Inc., Class A*	1,000,583
15,371	Azenta, Inc.	1,273,948
11,263	Badger Meter, Inc.	1,123,034
17,220	Cerence, Inc.*	621,642
25,946	Cohu, Inc.*	768,002
8,469	CyberArk Software Ltd.*	1,429,144
19,479	Diodes, Inc.*	1,694,478
16,761	Envestnet, Inc.*	1,247,689
25,568	ePlus, Inc.*	1,433,342
41,144	Evo Payments, Inc., Class A*	950,015
14,115	ExlService Holdings, Inc.*	2,022,256
4,105	F5, Inc.*	857,740
9,680	Five9, Inc.*	1,068,672
4,366	Globant SA*	1,144,198
7,852	Jack Henry & Associates, Inc.	1,547,236
4,698	Littelfuse, Inc.	1,171,728
9,353	Manhattan Associates, Inc.*	1,297,355
11,296	Novanta, Inc.*	1,607,308
13,510	Onto Innovation, Inc.*	1,173,884
8,330	Perficient, Inc.*	917,050
15,130	Plexus Corp.*	1,237,785
27,700	Sapiens International Corp. NV	703,303
8,890	Silicon Laboratories, Inc.*	1,335,278
11,392	SPS Commerce, Inc.*	1,494,630
8,483	WEX, Inc.*	1,513,791

		30,634,091

Materials — 6.35%
9,065	AptarGroup, Inc.	1,065,137
8,558	Balchem Corp.	1,169,879
18,993	HB Fuller Co.	1,254,867
8,052	Reliance Steel & Aluminum Co.	1,476,334
25,385	TriMas Corp.	814,605

		5,780,822

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

Real Estate — 2.32%
53,300	Global Medical REIT, Inc.	$869,856
10,704	Lamar Advertising Co., REIT, Class A	1,243,591

		2,113,447

Total Common Stocks		90,738,802

(Cost $70,209,827)

Investment Company — 0.44%
399,211	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	399,211

Total Investment Company		399,211

(Cost $399,211)

Total Investments		$91,138,013
(Cost $70,609,038)(b) — 100.10%

Liabilities in excess of other assets — (0.10)%		(86,921)

NET ASSETS — 100.00%		$91,051,092

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks — 95.99%
Communication Services — 2.78%
88,962	Gray Television, Inc.	$1,963,391

Consumer Discretionary — 17.11%
81,667	Delta Apparel, Inc.*	2,432,860
153,510	Destination XL Group, Inc.*	749,129
32,900	G-III Apparel Group Ltd.*	889,945
28,253	Lakeland Industries, Inc.*	542,175
31,980	Lazydays Holdings, Inc.*	645,356
26,664	Malibu Boats, Inc., Class A*	1,546,778
73,300	ONE Group Hospitality, Inc. (The)*	770,383
5,300	Oxford Industries, Inc.	479,650
37,113	Patrick Industries, Inc.	2,237,914
39,760	Ruth’s Hospitality Group, Inc.	909,709
94,080	Tilly’s, Inc., Class A	880,589

		12,084,488

Consumer Staples — 2.92%
7,280	John B Sanfilippo & Son, Inc.	607,443
16,970	MGP Ingredients, Inc.	1,452,463

		2,059,906

Energy — 5.75%
140,800	Magnolia Oil & Gas Corp., Class A	3,329,920
56,040	Par Pacific Holdings, Inc.*	729,641

		4,059,561

Financials — 18.68%
35,740	Allegiance Bancshares, Inc.	1,596,863
10,400	Amerisafe, Inc.	516,568
30,000	Capstar Financial Holdings, Inc.	632,400
105,778	Compass Diversified Holdings	2,514,343
21,870	First Bancorp/Southern Pines, NC	913,510
23,650	German American Bancorp, Inc.	898,463
38,466	Mercantile Bank Corp.	1,362,466
25,630	Northrim BanCorp, Inc.	1,116,699
17,080	Preferred Bank/Los Angeles, CA	1,265,457
12,500	Southern First Bancshares, Inc.*	635,500
19,010	Stock Yards Bancorp, Inc.	1,005,629
7,820	Triumph Bancorp, Inc.*	735,237

		13,193,135

Health Care — 7.56%
37,780	Inotiv, Inc.*	989,080
49,340	Lantheus Holdings, Inc.*	2,728,995

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value
19,130	Surmodics, Inc.*	$867,163
11,410	UFP Technologies, Inc.*	755,000

		5,340,238

Industrials — 26.43%
280,210	ACCO Brands Corp.	2,241,680
25,345	Allied Motion Technologies, Inc.	756,295
7,530	Barrett Business Services, Inc.	583,349
8,248	Casella Waste Systems, Inc.*	722,937
35,580	CBIZ, Inc.*	1,493,293
71,042	Columbus McKinnon Corp.	3,012,181
64,388	Ducommun, Inc.*	3,373,287
29,826	Greenbrier Cos., Inc. (The)	1,536,337
50,733	Insteel Industries, Inc.	1,876,614
9,700	Miller Industries, Inc.	273,152
17,680	Northwest Pipe Co.*	449,956
11,173	NV5 Global, Inc.*	1,489,361
5,200	Standex International Corp.	519,584
11,099	Willdan Group, Inc.*	340,628

		18,668,654

Information Technology — 9.50%
120,830	AXT, Inc.*	848,227
32,710	Cohu, Inc.*	968,216
34,270	Mitek Systems, Inc.*	502,741
19,300	Model N, Inc.*	519,170
52,600	Napco Security Technologies, Inc.*	1,079,352
4,483	Novanta, Inc.*	637,886
11,862	PC Connection, Inc.	621,450
38,126	Sapiens International Corp. NV	968,019
17,515	Vishay Precision Group, Inc.*	563,107

		6,708,168

Materials — 2.40%
90,649	FutureFuel Corp.	882,015
29,637	Koppers Holdings, Inc.	815,610

		1,697,625

Real Estate — 2.26%
70,350	Braemar Hotels & Resorts, Inc., REIT	434,763
9,700	Community Healthcare Trust, Inc., REIT	409,437
30,470	UMH Properties, Inc., REIT	749,257

		1,593,457

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

Utilities — 0.60%
8,510	Unitil Corp.	$424,479

Total Common Stocks		67,793,102

(Cost $39,238,302)

Exchange Traded Funds — 1.58%
3,900	iShares Biotechnology ETF	508,170
6,800	SPDR S&P Biotech ETF	611,184

Total Exchange Traded Funds		1,119,354

(Cost $1,160,366)

Investment Company — 2.86%
2,019,990	U.S. Government Money Market Fund,
	RBC Institutional Class 1(a)	2,019,990

Total Investment Company		2,019,990

(Cost $2,019,990)

Total Investments		$70,932,446
(Cost $42,418,658)(b) — 100.43%

Liabilities in excess of other assets — (0.43)%		(307,068)

NET ASSETS — 100.00%		$70,625,378

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks — 98.10%
Communication Services — 4.71%
11,994	Nexstar Media Group, Inc., Class A	$2,260,629

Consumer Discretionary — 15.93%
29,216	Callaway Golf Co.*	684,239
1,701	Deckers Outdoor Corp.*	465,683
4,720	Fox Factory Holding Corp.*	462,324
17,253	G-III Apparel Group Ltd.*	466,694
2,350	Group 1 Automotive, Inc.	394,400
3,060	Helen of Troy Ltd.*	599,270
4,652	LCI Industries	482,924
15,002	Malibu Boats, Inc., Class A*	870,266
22,644	Patrick Industries, Inc.	1,365,433
29,257	Ruth’s Hospitality Group, Inc.	669,400
25,730	Taylor Morrison Home Corp.*	700,371
51,559	Tilly’s, Inc., Class A	482,592

		7,643,596

Consumer Staples — 3.47%
28,568	Hostess Brands, Inc.*	626,782
2,717	Medifast, Inc.	464,009
6,700	MGP Ingredients, Inc.	573,453

		1,664,244

Energy — 7.00%
89,776	Magnolia Oil & Gas Corp., Class A	2,123,203
24,909	Par Pacific Holdings, Inc.*	324,315
12,500	PDC Energy, Inc.	908,500

		3,356,018

Financials — 15.57%
16,840	Allegiance Bancshares, Inc.	752,411
6,891	Amerisafe, Inc.	342,276
85,721	Compass Diversified Holdings	2,037,588
9,580	Pinnacle Financial Partners, Inc.	882,126
12,094	Preferred Bank/Los Angeles, CA	896,045
15,537	TriCo Bancshares	621,946
26,916	United Community Banks, Inc.	936,677
26,242	Veritex Holdings, Inc.	1,001,657

		7,470,726

Health Care — 8.98%
7,221	Apollo Medical Holdings, Inc.*	350,002
11,044	Globus Medical, Inc., Class A*	814,826
21,970	Inotiv, Inc.*	575,175
25,486	Lantheus Holdings, Inc.*	1,409,631
1,893	Masimo Corp.*	275,507

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value
2,751	Omnicell, Inc.*	$356,227
1,281	West Pharmaceutical Services, Inc.	526,119

		4,307,487

Industrials — 24.16%
162,845	ACCO Brands Corp.	1,302,760
19,776	Atkore, Inc.*	1,946,750
3,800	Barrett Business Services, Inc.	294,386
24,616	CBIZ, Inc.*	1,033,134
47,107	Columbus McKinnon Corp.	1,997,337
31,501	Ducommun, Inc.*	1,650,337
25,985	Greenbrier Cos., Inc. (The)	1,338,487
31,952	Insteel Industries, Inc.	1,181,905
6,358	NV5 Global, Inc.*	847,521

		11,592,617

Information Technology — 11.32%
3,773	Ambarella, Inc.*	395,863
59,802	AXT, Inc.*	419,810
20,250	Cohu, Inc.*	599,400
5,694	MKS Instruments, Inc.	854,100
15,229	Model N, Inc.*	409,660
3,546	Novanta, Inc.*	504,560
9,281	Onto Innovation, Inc.*	806,426
10,169	SailPoint Technologies Holdings, Inc.*	520,449
16,009	Sapiens International Corp. NV	406,469
13,510	Super Micro Computer, Inc.*	514,326

		5,431,063

Materials — 3.13%
45,296	FutureFuel Corp.	440,730
5,743	Ingevity Corp.*	367,954
25,251	Koppers Holdings, Inc.	694,908

		1,503,592

Real Estate — 2.87%
19,608	STAG Industrial, Inc., REIT	810,791
22,999	UMH Properties, Inc., REIT	565,545

		1,376,336

Utilities — 0.96%
5,890	Southwest Gas Holdings, Inc.	461,128

Total Common Stocks		47,067,436

(Cost $26,022,880)

Exchange Traded Funds — 1.76%
168	iShares Russell 2000 Index Fund	34,486

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

8,990	SPDR S&P Biotech ETF	$808,021

Total Exchange Traded Funds		842,507

(Cost $1,153,213)

Investment Company — 0.36%
174,000	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	174,000

Total Investment Company		174,000

(Cost $174,000)

Total Investments		$48,083,943
(Cost $27,350,093) — 100.22%

Liabilities in excess of other assets — (0.22)%		(107,137)

NET ASSETS — 100.00%		$47,976,806

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks — 94.19%
Communication Services — 1.69%
7,200	Cumulus Media, Inc., Class A*	$71,640
400	Daily Journal Corp.*	124,796
44,050	DHI Group, Inc.*	262,097
23,600	Entravision Communications Corp., Class A	151,276
22,043	EW Scripps Co. (The), Class A*	458,274
868	Madison Square Garden Entertainment Corp.*	72,313
5,800	Marcus Corp. (The)*	102,660
119,400	Point.360(a),(b),(c)	0
12,600	Saga Communications, Inc., Class A	287,910
39,150	Salem Media Group, Inc.*	132,719
22,600	Spok Holdings, Inc.	180,348
18,000	Townsquare Media, Inc., Class A*	230,220

		2,074,253

Consumer Discretionary — 17.50%
6,400	American Outdoor Brands, Inc.*	84,032
7,100	American Public Education, Inc.*	150,804
6,100	America’s Car-Mart, Inc.*	491,416
21,300	Anemostat Door Products(a),(b),(c)	0
21,300	Anemostat, Inc.(a),(b),(c)	0
7,900	Bassett Furniture Industries, Inc.	130,824
28,600	Beazer Homes USA, Inc.*	435,292
12,300	Big 5 Sporting Goods Corp.	210,945
3	Biglari Holdings, Inc., Class B*	434
3,420	Bluegreen Vacations Holding Corp.*	101,129
7,930	Build-A-Bear Workshop, Inc.	144,960
11,450	Carriage Services, Inc.	610,628
6,000	Cato Corp. (The), Class A	87,960
8,200	Century Casinos, Inc.*	97,990
14,423	Century Communities, Inc.	772,640
4,200	Chuy’s Holdings, Inc.*	113,400
2,900	Citi Trends, Inc.*	88,813
4,842	Clarus Corp.	110,301
60,730	Container Store Group, Inc. (The)*	496,164
2,100	Cooper-Standard Holdings, Inc.*	18,417
26,200	Crown Crafts, Inc.	170,562
16,230	Culp, Inc.	128,866
29,400	Delta Apparel, Inc.*	875,826
13,200	Duluth Holdings, Inc., Class B*	161,436
10,000	El Pollo Loco Holdings, Inc.*	116,200
8,000	Escalade, Inc.	105,600
9,900	Ethan Allen Interiors, Inc.	258,093
4,400	Flanigan’s Enterprises, Inc.*	152,680
9,000	Flexsteel Industries, Inc.	173,700
8,000	Funko, Inc., Class A*	138,000
2,700	Genesco, Inc.*	171,747

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value
20,290	Haverty Furniture Cos., Inc.	$556,352
10,400	hhgregg, Inc.*,(b)	21
2,000	Hibbett, Inc.	88,680
16,900	Hooker Furnishings Corp.	320,086
1,700	Hovnanian Enterprises, Inc., Class A*	100,470
20,900	Jerash Holdings US, Inc.	134,178
6,440	Johnson Outdoors, Inc., Class A	500,581
23,500	Kid Brands, Inc.*,(b)	5
32,220	Lakeland Industries, Inc.*	618,302
9,500	Lands’ End, Inc.*	160,740
95,270	Lazare Kaplan International, Inc.(a),(b),(c)	0
7,000	La-Z-Boy, Inc.	184,590
7,100	Lazydays Holdings, Inc.*	143,278
13,500	Legacy Housing Corp.*	289,710
13,200	Lifetime Brands, Inc.	169,488
21,000	Lincoln Educational Services Corp.*	150,150
4,700	Live Ventures, Inc.*	199,797
8,700	LL Flooring Holdings, Inc.*	121,974
14,000	M/I Homes, Inc.*	620,900
21,540	MarineMax, Inc.*	867,200
7,500	McRae Industries, Inc., Class A	284,925
2,285	Mecklermedia Corp.(a),(b),(c)	0
20,000	Mestek, Inc.*	615,200
9,600	Modine Manufacturing Co.*	86,496
7,900	Motorcar Parts of America, Inc.*	140,857
16,400	Movado Group, Inc.	640,420
3,500	Nathan’s Famous, Inc.	189,595
12,400	Nautilus, Inc.*	51,088
9,500	Nobility Homes, Inc.	323,000
2,500	OneWater Marine, Inc., Class A	86,125
41,000	Orleans Homebuilders, Inc.(a),(b),(c)	0
10,275	Patrick Industries, Inc.	619,582
3,300	RCI Hospitality Holdings, Inc.	202,818
20,900	Rocky Brands, Inc.	869,231
12,000	Sonic Automotive, Inc., Class A	510,120
12,500	Standard Motor Products, Inc.	539,250
12,430	Strattec Security Corp.*	463,266
27,100	Stride, Inc.*	984,543
30,089	Superior Group of Cos., Inc.	537,089
32,500	Superior Industries International, Inc.*	151,450
10,840	Taylor Morrison Home Corp.*	295,065
24,800	Tilly’s, Inc., Class A	232,128
8,760	TravelCenters of America, Inc.*	376,330
12,000	Tupperware Brands Corp.*	233,400
25,100	Unifi, Inc.*	454,310
3,900	Universal Electronics, Inc.*	121,836
30,000	Universal Travel Group(a),(b),(c)	0
24,100	Vera Bradley, Inc.*	184,847
17,200	VOXX International Corp.*	171,484

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value
1,397	Walking Co. Holdings, Inc. (The)(a),(b),(c)	$0
11,000	Weyco Group, Inc.	271,920

		21,461,736

Consumer Staples — 4.30%
7,300	Alico, Inc.	274,188
3,850	Andersons, Inc. (The)	193,501
14,615	Central Garden & Pet Co.*	642,475
2,200	e.l.f. Beauty, Inc.*	56,826
36	Hawaiian Macadamia Nut Orchards L.P.*,(b)	82,800
12,400	Ingles Markets, Inc., Class A	1,104,220
20,700	Lifevantage Corp.*	98,532
10,400	Natural Alternatives International, Inc.*	119,808
40,800	Natural Grocers by Vitamin Cottage, Inc.	799,680
8,500	Nature’s Sunshine Products, Inc.*	142,970
19,200	Oil-Dri Corp. of America	550,080
4,100	Seneca Foods Corp., Class A*	211,314
23,140	SpartanNash Co.	763,389
9,600	Village Super Market, Inc., Class A	235,200

		5,274,983

Energy — 2.44%
5,000	Adams Resources & Energy, Inc.	192,450
45,500	Aegean Marine Petroleum Network, Inc.(a),(b),(c)	0
1	Bristow Group, Inc.*	37
3,700	Civitas Resources, Inc.	220,927
9,200	CONSOL Energy, Inc.*	346,196
8,200	Dorian LPG Ltd.	118,818
11,800	Evolution Petroleum Corp.	80,122
31,000	Falcon Minerals Corp.	208,940
7,100	Global Partners LP	193,617
2,950	Harvest Natural Resources, Inc.(a),(b),(c)	0
50,600	North American Construction Group Ltd.	730,664
4,700	Ranger Oil Corp., Class A*	162,291
4,010	REX American Resources Corp.*	399,396
8,400	Solaris Oilfield Infrastructure, Inc., Class A	94,836
23,408	Southwestern Energy Co.*	167,835
18,880	W&T Offshore, Inc.*	72,122

		2,988,251

Financials — 36.95%
4,500	ACNB Corp.	157,275
6,200	AFC Gamma, Inc., REIT	118,544
39,150	Affirmative Insurance Holdings, Inc.(a),(b),(c)	0
8,600	Amalgamated Financial Corp.	154,542
8,500	Amerant Bancorp, Inc.	268,515
3,500	American Business Bank*	145,495
7,000	American National Bankshares, Inc.	263,760
6,800	Ames National Corp.	169,048

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

5,968	Apollo Commercial Real Estate Finance, Inc., REIT	$83,134
44,976	Arbor Realty Trust, Inc., REIT	767,291
48,100	Ares Commercial Real Estate Corp., REIT	746,512
2,200	Arlington Asset Investment Corp., REIT, Class A*	7,634
101	Ashford, Inc.*	1,730
3,700	Associated Capital Group, Inc., Class A	155,067
32,450	Banc of California, Inc.	628,232
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	193,192
11,900	Bancorp, Inc. (The)*	337,127
2,600	Bank First Corp.	187,174
4,542	Bank of Marin Bancorp	159,288
4,900	Bank of Princeton (The)	141,365
5,700	Bank7 Corp.	134,634
13,300	BankFinancial Corp.	137,788
6,400	Bankwell Financial Group, Inc.	216,512
4,928	Banner Corp.	288,436
8,700	Bar Harbor Bankshares	248,994
5,300	BayCom Corp.	115,381
10,000	BCB Bancorp, Inc.	182,500
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
13,800	Blucora, Inc.*	269,790
8,100	Blue Ridge Bankshares, Inc.	122,877
17,800	Bridgewater Bancshares, Inc.*	296,904
5,500	Business First Bancshares, Inc.	133,815
33,600	California First Leasing Corp.	605,136
1,500	Cambridge Bancorp	127,500
5,500	Capital Bancorp, Inc.	125,730
8,500	Capital City Bank Group, Inc.	224,060
38,000	Capitol Bancorp Ltd.(a),(b),(c)	0
9,600	Capstar Financial Holdings, Inc.	202,368
5,700	Central Valley Community Bancorp	133,095
6,500	CF Bankshares, Inc.	144,300
20,497	Cherry Hill Mortgage Investment Corp., REIT	158,237
7,600	Citizens & Northern Corp.	185,288
18,850	Citizens, Inc.*	79,924
11,700	Civista Bancshares, Inc.	281,970
9,400	CNB Financial Corp.	247,408
2,800	Coastal Financial Corp.*	128,100
8,300	Cohen & Co., Inc.	134,045
101,383	Consumer Portfolio Services, Inc.*	1,030,051
2,189	Cowen, Inc., Class A	59,322
7,300	Crescent Capital BDC, Inc.	129,940
500	Diamond Hill Investment Group, Inc.	93,650
10,448	Dime Community Bancshares, Inc.	361,187
17,277	Donegal Group, Inc., Class A	231,685
6,000	Donnelley Financial Solutions, Inc.*	199,560
12,446	Dynex Capital, Inc., REIT	201,625
38,900	Ellington Residential Mortgage, REIT	392,501
7,600	Embassy Bancorp, Inc.	158,460

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

26,680	Enova International, Inc.*	$1,013,040
7,700	Enterprise Bancorp, Inc.	308,924
5,678	Enterprise Financial Services Corp.	268,626
4,100	Equity Bancshares, Inc., Class A	132,471
6,800	Esquire Financial Holdings, Inc.*	228,548
6,800	ESSA Bancorp, Inc.	122,060
4,200	Evans Bancorp, Inc.	159,600
15,400	Farmers National Banc Corp.	262,724
15,717	FB Financial Corp.	698,149
10,140	Federal Agricultural Mortgage Corp., Class C	1,099,987
2,800	Fidelity D&D Bancorp, Inc.	130,004
7,300	Financial Institutions, Inc.	219,949
6,500	First Bancorp, Inc. (The)	195,520
9,800	First Bank	139,356
7,400	First Business Financial Services, Inc.	242,794
1,800	First Capital, Inc.	69,570
6,500	First Community Bankshares, Inc.	183,365
9,400	First Financial Corp.	406,832
8,800	First Financial Northwest, Inc.	150,568
8,700	First Internet Bancorp	374,187
6,100	First Merchants Corp.	253,760
9,200	First of Long Island Corp. (The)	179,032
38,000	First Place Financial Corp.(a),(b),(c)	0
5,400	First Savings Financial Group, Inc.	132,516
4,900	First Western Financial, Inc.*	153,174
8,100	Flushing Financial Corp.	181,035
8,000	FS Bancorp, Inc.	248,000
10,000	FVCBankcorp, Inc.*	207,500
40,528	Great Ajax Corp., REIT	475,393
7,850	Guaranty Bancshares, Inc.	274,750
10,700	Hanmi Financial Corp.	263,327
11,600	HBT Financial, Inc.	210,888
5,240	HCI Group, Inc.	357,263
16,470	Heritage Insurance Holdings, Inc.	117,596
600	Hingham Institution for Savings (The), FOR	205,920
4,700	Home Bancorp, Inc.	191,713
10,940	HomeTrust Bancshares, Inc.	323,058
11,100	Independent Bank Corp.	244,200
8,100	Investar Holding Corp.	154,629
4,004	Investors Title Co.	813,653
7,500	Kansas City Life Insurance Co.	315,000
7,874	Lakeland Bancorp, Inc.	131,496
6,400	LCNB Corp.	112,384
3,800	Level One Bancorp, Inc.	151,734
26,400	Macatawa Bank Corp.	237,864
5,100	Malvern Bancorp, Inc.*	82,161
24,300	Manhattan Bridge Capital, Inc., REIT	154,305
71,200	Manning & Napier, Inc.	648,632

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

4,700	Mercantile Bank Corp.	$166,474
9,750	Merchants Bancorp	266,955
5,900	Meridian Corp.	189,331
7,500	Metrocity Bankshares, Inc.	176,100
6,300	Metropolitan Bank Holding Corp.*	641,151
5,000	Mid Penn Bancorp, Inc.	134,050
8,500	Midland States Bancorp, Inc.	245,310
6,400	MidWestOne Financial Group, Inc.	211,840
7,000	MVB Financial Corp.	290,500
6,000	National Bankshares, Inc.	223,140
2,600	National Western Life Group, Inc., Class A	547,040
7,100	Nexpoint Real Estate Finance, Inc., REIT	160,460
11,567	Nicholas Financial, Inc.*	118,562
6,900	Northeast Bank	235,359
13,500	Northeast Community Bancorp, Inc.	165,375
4,700	Northrim BanCorp, Inc.	204,779
43,470	Northwest Bancshares, Inc.	587,280
26,710	OFG Bancorp	711,554
19,600	Old Second Bancorp, Inc.	284,396
12,000	OP Bancorp	166,200
11,900	Oppenheimer Holdings, Inc., Class A	518,602
4,000	Orange County Bancorp, Inc.	160,040
15,700	Orchid Island Capital, Inc., REIT	51,025
9,800	Orrstown Financial Services, Inc.	224,714
9,000	Parke Bancorp, Inc.	212,490
15,200	Partners Bancorp	139,992
6,600	PCB Bancorp	151,470
13,000	PCSB Financial Corp.	248,430
5,100	Peapack-Gladstone Financial Corp.	177,225
4,600	PennyMac Financial Services, Inc.	244,720
19,968	Peoples Bancorp, Inc.	625,198
3,800	Peoples Financial Services Corp.	191,824
2,530	Piper Sandler Cos.	332,062
41,894	Premier Financial Corp.	1,270,645
17,100	Primis Financial Corp.	239,058
5,600	Private Bancorp of America, Inc.*	165,200
7,700	Professional Holding Corp., Class A*	173,712
7,600	Provident Bancorp, Inc.	123,272
14,300	Provident Financial Holdings, Inc.	236,522
6,920	Provident Financial Services, Inc.	161,928
6,500	Randolph Bancorp, Inc.	171,665
12,100	RBB Bancorp	284,229
15,781	Ready Capital Corp., REIT	237,662
3,400	Red River Bancshares, Inc.	179,894
18,860	Regional Management Corp.	916,030
19,100	Riverview Bancorp, Inc.	144,205
3,050	S&T Bancorp, Inc.	90,219
26,200	Sachem Capital Corp., REIT	134,144
7,300	Safety Insurance Group, Inc.	663,205

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

6,300	SB Financial Group, Inc.	$125,433
10,300	Shore Bancshares, Inc.	210,944
9,600	Sierra Bancorp	239,808
2,126	Simmons First National Corp., Class A	55,744
11,200	SmartFinancial, Inc.	286,496
11,900	South Plains Financial, Inc.	316,302
5,700	Southern First Bancshares, Inc.*	289,788
6,400	Southern Missouri Bancorp, Inc.	319,680
3,636	SouthState Corp.	296,661
11,400	Spirit of Texas Bancshares, Inc.	299,592
9,400	Stewart Information Services Corp.	569,734
5,500	Summit Financial Group, Inc.	140,745
8,000	SWK Holdings Corp.*	135,040
6,200	Territorial Bancorp, Inc.	148,800
6,600	Timberland Bancorp, Inc.	178,266
18,100	Trean Insurance Group, Inc.*	84,889
7,100	TriState Capital Holdings, Inc.*	235,933
7,044	United Bankshares, Inc.	245,695
5,905	United Community Banks, Inc.	205,494
19,000	United Western Bancorp, Inc.(a),(b),(c)	0
5,500	Unity Bancorp, Inc.	153,890
9,600	Universal Insurance Holdings, Inc.	129,504
9,300	Waterstone Financial, Inc.	179,862
9,400	West BanCorp, Inc.	255,774
25,000	Western New England Bancorp, Inc.	223,500
5,200	Westwood Holdings Group, Inc.	79,664

		45,297,431

Health Care — 1.13%
30,600	Adeptus Health, Inc., Class A(a),(b),(c)	0
4,600	AngioDynamics, Inc.*	99,084
11,850	Artivion, Inc.*	253,353
4,300	Computer Programs and Systems, Inc.*	148,135
9,100	FONAR Corp.*	168,805
12,300	Meridian Bioscience, Inc.*	319,308
7,300	OraSure Technologies, Inc.*	49,494
18,500	Sharps Compliance Corp.*	109,150
23,000	Surface Oncology, Inc.*	67,620
2,600	UFP Technologies, Inc.*	172,042

		1,386,991

Industrials — 15.29%
7,100	Acme United Corp.	239,625
5,680	Alamo Group, Inc.	816,727
2,924	Allied Motion Technologies, Inc.	87,252
66,000	ARC Document Solutions, Inc.	257,400
14,200	BGSF, Inc.	187,014
7,100	Blue Bird Corp.*	133,622
4,700	BlueLinx Holdings, Inc.*	337,836

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

24,450	CBIZ, Inc.*	$1,026,166
25,074	CECO Environmental Corp.*	137,656
10,678	Cenveo, Inc.(a),(b),(c)	0
2,400	Chicago Rivet & Machine Co.	62,832
8,200	Commercial Vehicle Group, Inc.*	69,290
26,678	CompX International, Inc.	627,467
36,000	Costamare, Inc.	613,800
8,800	Covenant Logistics Group, Inc.	189,464
1,700	CRA International, Inc.	143,242
26,840	Ducommun, Inc.*	1,406,148
14,800	Eastern Co. (The)	344,692
4,600	Encore Wire Corp.	524,722
34,940	Ennis, Inc.	645,342
1,300	EnPro Industries, Inc.	127,049
8,790	Espey Mfg. & Electronics Corp.*	122,181
414	Genco Shipping & Trading Ltd.	9,779
2,880	Gibraltar Industries, Inc.*	123,696
7,100	Graham Corp.	54,741
10,610	Greenbrier Cos., Inc. (The)	546,521
25,700	Griffon Corp.	514,771
3,400	Hurco Cos., Inc.	107,168
5,500	Insteel Industries, Inc.	203,445
11,500	L B Foster Co., Class A*	176,755
19,300	Limbach Holdings, Inc.*	134,135
21,400	LS Starrett Co. (The), Class A*	164,566
56,050	LSI Industries, Inc.	336,300
34,300	Marten Transport Ltd.	609,168
9,500	Mesa Air Group, Inc.*	41,800
22,179	Miller Industries, Inc.	624,561
16,000	Mistras Group, Inc.*	105,760
3,500	National Presto Industries, Inc.	269,325
8,000	Northwest Pipe Co.*	203,600
4,000	PAM Transportation Services, Inc.*	139,000
38,300	Park Aerospace Corp.	499,815
3,700	Park-Ohio Holdings Corp.	52,059
6,800	Powell Industries, Inc.	132,056
2,800	Preformed Line Products Co.	177,576
12,100	Quanex Building Products Corp.	253,979
26,500	Quest Resource Holding Corp.*	162,975
30,700	Radiant Logistics, Inc.*	195,559
13,200	RCM Technologies, Inc.*	130,152
12,700	Resources Connection, Inc.	217,678
15,100	Rush Enterprises, Inc., Class A	768,741
22,000	Safe Bulkers, Inc.	104,720
2,900	Standex International Corp.	289,768
10,700	Sterling Construction Co., Inc.*	286,760
7,500	Tecnoglass, Inc.	189,300
24,100	Textainer Group Holdings Ltd.	917,487
9,600	Titan Machinery, Inc.*	271,296

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

17,800	U.S. Xpress Enterprises, Inc., Class A*	$69,064
10,500	USA Truck, Inc.*	216,300
10,230	Vectrus, Inc.*	366,848
12,300	Vidler Water Resouces, Inc.*	189,912
3,000	VSE Corp.	138,270
20,238	Willis Lease Finance Corp.*	651,461

		18,746,394

Information Technology — 6.18%
8,800	AstroNova, Inc.*	133,496
4,700	Aviat Networks, Inc.*	144,619
16,600	AXT, Inc.*	116,532
12,400	Bel Fuse, Inc., Class B	221,216
2,500	Clearfield, Inc.*	163,050
6,200	Comtech Telecommunications Corp.	97,278
6,200	CPI Card Group, Inc.*	89,900
16,130	CTS Corp.	570,034
3,600	CyberOptics Corp.*	146,088
22,500	Digi International, Inc.*	484,200
7,080	ePlus, Inc.*	396,905
600	Fabrinet*	63,078
36,400	Franklin Wireless Corp.*	145,054
22,200	Immersion Corp.*	123,432
2,300	Insight Enterprises, Inc.*	246,836
2,900	JinkoSolar Holding Co. Ltd., ADR*	140,041
25,100	Kimball Electronics, Inc.*	501,749
8,600	LGL Group, Inc. (The)*	94,170
15,700	Methode Electronics, Inc.	679,025
27,200	NetSol Technologies, Inc.*	104,720
28,900	Park City Group, Inc.*	152,592
13,550	PC Connection, Inc.	709,885
28,400	PCTEL, Inc.	131,776
28,730	Photronics, Inc.*	487,548
22,800	Priority Technology Holdings, Inc.*	131,100
11,600	Richardson Electronics Ltd.	144,304
62,000	SigmaTron International, Inc.*	423,460
19,640	Vishay Precision Group, Inc.*	631,426
28,900	WidePoint Corp.*	109,242

		7,582,756

Materials — 3.65%
39,240	American Vanguard Corp.	797,357
29,700	Ampco-Pittsburgh Corp.*	187,407
37,000	Blue Earth Refineries, Inc.(a),(b),(c)	0
8,000	Clearwater Paper Corp.*	224,240
14,500	Core Molding Technologies, Inc.*	156,020
20,400	Fortitude Gold Corp.	149,736
10,700	Friedman Industries, Inc.	94,267
49,190	FutureFuel Corp.	478,618

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

8,200	Hawkins, Inc.	$376,380
3,000	Haynes International, Inc.	127,800
2,600	Innospec, Inc.	240,630
7,400	Materion Corp.	634,476
8,000	Olympic Steel, Inc.	307,680
4,900	Ryerson Holding Corp.	171,598
45,800	Trecora Resources*	387,468
11,500	Tredegar Corp.	137,885

		4,471,562

Real Estate — 3.40%
10,800	Alpine Income Property Trust, Inc., REIT	203,040
8,100	AMREP Corp.*	109,512
6,820	BBX Capital, Inc.*	66,700
5,621	Cedar Realty Trust, Inc., REIT	155,364
4,600	Community Healthcare Trust, Inc., REIT	194,166
3,425	CTO Realty Growth, Inc., REIT	227,146
18,200	Farmland Partners, Inc., REIT	250,250
3,600	FRP Holdings, Inc.*	208,080
10,242	Getty Realty Corp., REIT	293,126
8,800	Global Medical REIT, Inc.	143,616
25,562	One Liberty Properties, Inc., REIT	787,054
7,200	RE/MAX Holdings, Inc., Class A	199,656
4,100	RMR Group, Inc. (The), Class A	127,510
17,400	RPT Realty, REIT	239,598
12,300	Urstadt Biddle Properties, Inc., REIT, Class A	231,363
55,310	Whitestone, REIT	732,858

		4,169,039

Utilities — 1.66%
1,600	Artesian Resources Corp., Class A	77,680
2,785	Chesapeake Utilities Corp.	383,662
2,600	Middlesex Water Co.	273,442
6,700	RGC Resources, Inc.	143,246
7,400	SJW Group	514,892
12,756	Unitil Corp.	636,269

		2,029,191

Total Common Stocks		115,482,587

(Cost $83,137,082)

Exchange Traded Funds — 2.78%
26,450	iShares Russell Microcap Index Fund	3,408,347

Total Exchange Traded Funds		3,408,347

(Cost $3,812,522)

Rights/Warrants — 0.03%
444	Basic Energy Services, Inc., Warrants, Expire 12/23/23*,(a),(b)	0

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	$4,214
6,100	Media General, Inc. Rights, Expire 12/31/22*,(a),(b),(c)	0
2,627	PHI Group, Inc., Warrants, Expire 9/4/22*,(a),(b),(c)	0
1,136	Whiting Petroleum Corp., Warrants, Expire 12/31/25*	23,288
568	Whiting Petroleum Corp., Warrants, Expire 12/31/25*	8,469

Total Rights/Warrants		35,971

(Cost $95,622)

Principal
Amount
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, (a),(b),(c)	0
1,098	Trenwick America Corp., 0.00%, (a),(b),(c)	0

		0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 2.99%
3,667,651	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	3,667,651

Total Investment Company		3,667,651

(Cost $3,667,651)

Total Investments		$122,594,556
(Cost $90,712,877)(e) — 99.99%

Other assets in excess of liabilities — 0.01%		13,204

NET ASSETS — 100.00%		$122,607,760

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.
(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2022 (Unaudited)

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

March 31, 2022 (Unaudited)

Shares		Value
Common Stocks — 98.74%
Communication Services — 4.37%
41,227	Gray Television, Inc.	$909,880
6,520	Nexstar Media Group, Inc., Class A	1,228,889

		2,138,769

Consumer Discretionary — 12.59%
27,740	Dana, Inc.	487,392
26,880	G-III Apparel Group Ltd.*	727,104
1,320	Group 1 Automotive, Inc.	221,536
9,300	Malibu Boats, Inc., Class A*	539,493
8,400	Oxford Industries, Inc.	760,200
10,070	Patrick Industries, Inc.	607,221
33,660	Ruth’s Hospitality Group, Inc.	770,141
14,195	Steven Madden Ltd.	548,495
33,560	Taylor Morrison Home Corp.*	913,503
62,304	Tilly’s, Inc., Class A	583,165

		6,158,250

Consumer Staples — 2.58%
37,580	Hostess Brands, Inc.*	824,505
5,240	John B Sanfilippo & Son, Inc.	437,226

		1,261,731

Energy — 7.68%
29,080	Delek US Holdings, Inc.*	617,078
70,390	Magnolia Oil & Gas Corp., Class A	1,664,723
45,880	Par Pacific Holdings, Inc.*	597,358
12,040	PDC Energy, Inc.	875,067

		3,754,226

Financials — 21.24%
2,930	American Financial Group, Inc.	426,667
9,600	Amerisafe, Inc.	476,832
19,460	Columbia Banking System, Inc.	627,974
53,742	Compass Diversified Holdings	1,277,447
8,760	Independent Bank Group, Inc.	623,362
23,147	Mercantile Bank Corp.	819,867
17,325	Pacific Premier Bancorp, Inc.	612,439
8,990	Pinnacle Financial Partners, Inc.	827,799
6,890	Reinsurance Group of America, Inc.	754,179
10,210	Stock Yards Bancorp, Inc.	540,109
15,840	TriCo Bancshares	634,075
43,940	United Community Banks, Inc.	1,529,112
21,750	Veritex Holdings, Inc.	830,198
8,800	WSFS Financial Corp.	410,256

		10,390,316

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value
Health Care — 7.26%
10,380	Globus Medical, Inc., Class A*	$765,837
13,909	Inotiv, Inc.*	364,138
39,420	Invacare Corp.*	55,582
32,530	Lantheus Holdings, Inc.*	1,799,234
4,390	Omnicell, Inc.*	568,461

		3,553,252

Industrials — 17.80%
155,808	ACCO Brands Corp.	1,246,464
14,075	Atkore, Inc.*	1,385,543
9,600	Barrett Business Services, Inc.	743,712
17,764	Builders FirstSource, Inc.*	1,146,489
25,200	Columbus McKinnon Corp.	1,068,480
23,816	Ducommun, Inc.*	1,247,720
22,098	Greenbrier Cos., Inc. (The)	1,138,268
17,760	Insteel Industries, Inc.	656,942
540	NV5 Global, Inc.*	71,982

		8,705,600

Information Technology — 7.14%
18,130	Cohu, Inc.*	536,648
4,170	MKS Instruments, Inc.	625,500
11,323	Model N, Inc.*	304,589
2,050	Novanta, Inc.*	291,694
7,150	Onto Innovation, Inc.*	621,263
13,280	Super Micro Computer, Inc.*	505,570
37,900	Viavi Solutions, Inc.*	609,432

		3,494,696

Materials — 3.99%
5,940	Kaiser Aluminum Corp.	559,310
16,879	Koppers Holdings, Inc.	464,510
5,070	Reliance Steel & Aluminum Co.	929,585

		1,953,405

Real Estate — 12.10%
29,180	Apple Hospitality REIT, Inc.	524,365
92,060	Braemar Hotels & Resorts, Inc., REIT	568,931
10,019	Community Healthcare Trust, Inc., REIT	422,902
9,170	CubeSmart, REIT	477,115
102,850	DiamondRock Hospitality Co., REIT*	1,038,785
2,940	EastGroup Properties, Inc., REIT	597,643
10,504	National Storage Affiliates Trust, REIT	659,231
29,680	Physicians Realty Trust, REIT	520,587
14,890	STAG Industrial, Inc., REIT	615,701
20,071	UMH Properties, Inc., REIT	493,546

		5,918,806

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value

Utilities — 1.99%
12,450	Southwest Gas Holdings, Inc.	$974,710

Total Common Stocks		48,303,761

(Cost $43,137,370)

Exchange Traded Funds — 0.09%
280	iShares Russell 2000 Value ETF	45,192

Total Exchange Traded Funds		45,192

(Cost $45,785)

Investment Company — 1.45%
709,577	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	709,577

Total Investment Company		709,577

(Cost $709,577)

Total Investments		$49,058,530
(Cost $43,892,732)(b) — 100.28%

Liabilities in excess of other assets — (0.28)%		(138,932)

NET ASSETS — 100.00%		$48,919,598

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

35

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2022 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $70,209,827, $40,398,668 and $27,176,093, respectively)	$90,738,802	$68,912,456	$47,909,943
Affiliated investments (cost $399,211, $2,019,990 and $174,000, respectively)	399,211	2,019,990	174,000
Interest and dividend receivable	13,288	15,387	14,537
Receivable for capital shares issued	11,263	—	50
Prepaid expenses and other assets	20,475	15,295	21,864

Total Assets	91,183,039	70,963,128	48,120,394

Liabilities:
Current tax payable	3,985	3,985	4,126
Payable for capital shares redeemed	286	232,892	50,000
Accrued expenses and other payables:
Investment advisory fees	35,961	45,870	14,715
Accounting fees	4,726	4,576	4,398
Audit fees	19,271	19,271	15,471
Trustees’ fees	974	496	1,285
Distribution fees	47,592	279	1,729
Custodian fees	—	40	2,911
Shareholder reports	13,239	12,607	12,413
Transfer agent fees	2,881	13,398	24,451
Other	3,032	4,336	12,089

Total Liabilities	131,947	337,750	143,588

Net Assets	$91,051,092	$70,625,378	$47,976,806

Net Assets Consists of:
Capital	$65,801,957	$39,939,517	$23,890,713
Accumulated earnings	25,249,135	30,685,861	24,086,093

Net Assets	$91,051,092	$70,625,378	$47,976,806

36

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2022 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund		RBC Small Cap Core Fund
Net Assets
Class A	$13,876,501		$814,431	$7,735,351
Class I	77,154,018		69,810,947	40,231,678
Class R6	20,573		N/A	9,777

Total	$91,051,092		$70,625,378	$47,976,806

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,085,637		46,737	454,240
Class I	4,891,163		3,735,680	2,100,054
Class R6	1,299		N/A	509

Total	5,978,099		3,782,417	2,554,803

Net Asset Values and Redemption Prices Per Share:
Class A	$12.78		$17.43	$17.03

Class I	$15.77		$18.69	$19.16

Class R6	$15.84	$	N/A	$19.21

Maximum Offering Price Per Share:
Class A	$13.56		$18.49	$18.07

Maximum Sales Charge - Class A	5.75%		5.75%	5.75%

37

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2022 (Unaudited)

	RBC Microcap Value Fund	RBC Small Cap Value Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $87,045,226 and $43,183,155, respectively)	$118,926,905	$48,348,953
Affiliated investments (cost $3,667,651 and $709,577, respectively)	3,667,651	709,577
Interest and dividend receivable	146,102	32,613
Receivable for capital shares issued	88,917	39,314
Prepaid expenses and other assets	14,395	32,389

Total Assets	122,843,970	49,162,846

Liabilities:
Current tax payable	3,800	3,998
Payable for capital shares redeemed	68,014	163,722
Accrued expenses and other payables:
Investment advisory fees	83,062	9,856
Accounting fees	5,008	4,403
Audit fees	19,271	19,271
Trustees’ fees	807	910
Distribution fees	3,357	33
Shareholder reports	16,111	11,643
Transfer agent fees	27,535	17,212
Other	9,245	12,200

Total Liabilities	236,210	243,248

Net Assets	$122,607,760	$48,919,598

Net Assets Consists of:
Capital	$76,790,527	$48,448,330
Accumulated earnings	45,817,233	471,268

Net Assets	$122,607,760	$48,919,598

38

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2022 (Unaudited)

	RBC Microcap Value Fund		RBC Small Cap Value Fund
Net Assets
Class A		$3,086,230	$11,425
Class I		119,521,530	48,872,532
Class R6		N/A	35,641

Total		$122,607,760	$48,919,598

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A		100,703	800
Class I		3,902,538	3,422,401
Class R6		N/A	2,480

Total		4,003,241	3,425,681

Net Asset Values and Redemption Prices Per Share:
Class A		$30.65	$14.28

Class I		$30.63	$14.28

Class R6	$	N/A	$14.37

Maximum Offering Price Per Share:
Class A		$32.52	$15.15

Maximum Sales Charge - Class A		5.75%	5.75%

See Notes to the Financial Statements.

39

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2022

(Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Investment Income:
Interest income	$95	$106	$28,392
Dividend income - unaffiliated	287,588	610,525	411,421
Dividend income - affiliated	278	300	120

Total Investment Income	287,961	610,931	439,933
Expenses:
Investment advisory fees	331,527	348,260	242,358
Distribution fees–Class A	17,959	1,029	9,936
Accounting fees	17,159	16,372	16,138
Audit fees	18,575	18,575	18,575
Custodian fees	906	1,367	3,846
Insurance fees	1,989	1,989	1,986
Legal fees	653	1,254	1,861
Registrations and filing fees	31,777	22,117	31,584
Shareholder reports	18,271	18,355	16,398
Transfer agent fees–Class A	8,563	2,695	7,285
Transfer agent fees–Class I	48,012	25,708	27,807
Transfer agent fees–Class R6	1,762	—	696
Trustees’ fees and expenses	1,884	1,207	1,547
Tax expense	2,120	2,087	2,042
Other fees	2,870	2,364	3,196

Total expenses before fee waiver/reimbursement	504,027	463,379	385,255
Expenses waived/reimbursed by:
Advisor	(97,714)	(62,388)	(119,381)

Net expenses	406,313	400,991	265,874

Net Investment Income (Loss)	(118,352)	209,940	174,059

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	5,207,284	4,178,029	7,095,142
Net change in unrealized depreciation on investments	(5,757,132)	(5,148,469)	(7,309,469)

Net realized/unrealized losses	(549,848)	(970,440)	(214,327)

Change in net assets resulting from operations	$(668,200)	$(760,500)	$(40,268)

40

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended March 31, 2022 (Unaudited)

	RBC Microcap Value Fund	RBC Small Cap Value Fund
Investment Income:
Interest income	$416	$—
Dividend income - unaffiliated	1,439,686	600,274
Dividend income - affiliated	606	135
Foreign tax withholding	(1,437)	—

Total Investment Income	1,439,271	600,409
Expenses:
Investment advisory fees	570,631	201,542
Distribution fees–Class A	4,158	14
Accounting fees	26,630	16,322
Audit fees	18,575	18,575
Custodian fees	2,324	1,767
Insurance fees	1,988	1,975
Legal fees	86	13,148
Registrations and filing fees	26,659	31,553
Shareholder reports	22,233	17,288
Transfer agent fees–Class A	4,626	1,316
Transfer agent fees–Class I	63,611	44,632
Transfer agent fees–Class R6	—	645
Trustees’ fees and expenses	2,024	1,352
Tax expense	2,688	2,086
Other fees	2,642	2,876

Total expenses before fee waiver/reimbursement	748,875	355,091
Expenses waived/reimbursed by:
Advisor	(66,299)	(111,383)

Net expenses	682,576	243,708

Net Investment Income	756,695	356,701

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	14,778,804	9,371,572
Foreign currency transactions	29	—

Net realized gains	14,778,833	9,371,572
Net change in unrealized appreciation/ (depreciation) on:
Investments	(12,472,571)	(6,944,320)
Foreign currency	47	—

Net unrealized losses	(12,472,524)	(6,944,320)

Net realized/unrealized gains	2,306,309	2,427,252

Change in net assets resulting from operations	$3,063,004	$2,783,953

See Notes to the Financial Statements.

41

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities
Operations:
Net investment loss	$(118,352)	$(342,942)
Net realized gains from investments	5,207,284	33,153,385
Net change in unrealized appreciation/(depreciation) on investments	(5,757,132)	3,026,416

Change in net assets resulting from operations	(668,200)	35,836,859

Distributions to Shareholders:
Class A	(3,541,196)	(400,344)
Class I	(16,697,691)	(2,566,042)
Class R6	(4,389)	(468)

Change in net assets resulting from shareholder distributions	(20,243,276)	(2,966,854)

Capital Transactions:
Proceeds from shares issued	10,969,398	30,983,661
Distributions reinvested	20,170,356	2,961,348
Cost of shares redeemed	(14,754,811)	(66,015,497)

Change in net assets resulting from capital transactions	16,384,943	(32,070,488)

Net increase/(decrease) in net assets	(4,526,533)	799,517
Net Assets:
Beginning of period	95,577,625	94,778,108

End of period	$91,051,092	$95,577,625

Share Transactions:
Issued	608,850	1,672,721
Reinvested	1,269,461	173,005
Redeemed	(811,105)	(3,503,007)

Change in shares resulting from capital transactions	1,067,206	(1,657,281)

See Notes to the Financial Statements.

42

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Enterprise Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities
Operations:
Net investment income	$209,940	$319,946
Net realized gains from investments	4,178,029	8,053,943
Net change in unrealized appreciation/(depreciation) on investments	(5,148,469)	18,176,726

Change in net assets resulting from operations	(760,500)	26,550,615

Distributions to Shareholders:
Class A	(96,604)	(61,771)
Class I	(8,428,370)	(5,635,775)

Change in net assets resulting from shareholder distributions	(8,524,974)	(5,697,546)

Capital Transactions:
Proceeds from shares issued	193,750	267,020
Distributions reinvested	8,011,272	5,338,948
Cost of shares redeemed	(3,093,162)	(5,592,626)

Change in net assets resulting from capital transactions	5,111,860	13,342

Net increase/(decrease) in net assets	(4,173,614)	20,866,411
Net Assets:
Beginning of period	74,798,992	53,932,581

End of period	$70,625,378	$74,798,992

Share Transactions:
Issued	9,562	12,840
Reinvested	418,026	303,383
Redeemed	(152,691)	(287,924)

Change in shares resulting from capital transactions	274,897	28,299

See Notes to the Financial Statements.

43

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Small Cap Core Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities
Operations:
Net investment income	$174,059	$313,807
Net realized gains from investments	7,095,142	28,330,487
Net change in unrealized appreciation/(depreciation) on investments	(7,309,469)	6,098,731

Change in net assets resulting from operations	(40,268)	34,743,025

Distributions to Shareholders:
Class A	(3,564,899)	(1,280,130)
Class I	(19,265,009)	(18,388,491)
Class R6	(4,378)	(8,645)

Change in net assets resulting from shareholder distributions	(22,834,286)	(19,677,266)

Capital Transactions:
Proceeds from shares issued	2,137,194	43,371,432
Distributions reinvested	21,704,430	14,774,401
Cost of shares redeemed	(19,066,051)	(82,232,425)

Change in net assets resulting from capital transactions	4,775,573	(24,086,592)

Net decrease in net assets	(18,098,981)	(9,020,833)
Net Assets:
Beginning of period	66,075,787	75,096,620

End of period	$47,976,806	$66,075,787

Share Transactions:
Issued	85,284	1,274,925
Reinvested	1,096,661	509,657
Redeemed	(606,478)	(2,502,601)

Change in shares resulting from capital transactions	575,467	(718,019)

See Notes to the Financial Statements.

44

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

		RBC Microcap Value Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities
Operations:
Net investment income	$756,695	$1,158,079
Net realized gains from investments and foreign currency	14,778,833	6,606,449
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(12,472,524)	43,762,744

Change in net assets resulting from operations	3,063,004	51,527,272

Distributions to Shareholders:
Class A	(210,055)	(168,044)
Class I	(8,194,361)	(6,936,894)

Change in net assets resulting from shareholder distributions	(8,404,416)	(7,104,938)

Capital Transactions:
Proceeds from shares issued	3,734,395	10,227,046
Distributions reinvested	7,608,831	6,539,860
Cost of shares redeemed	(6,205,711)	(33,556,716)

Change in net assets resulting from capital transactions	5,137,515	(16,789,810)

Net increase/(decrease) in net assets	(203,897)	27,632,524
Net Assets:
Beginning of period	122,811,657	95,179,133

End of period	$122,607,760	$122,811,657

Share Transactions:
Issued	115,622	351,797
Reinvested	243,552	261,482
Redeemed	(192,545)	(1,234,923)

Change in shares resulting from capital transactions	166,629	(621,644)

See Notes to the Financial Statements.

45

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

		RBC Small Cap Value Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities
Operations:
Net investment income	$356,701	$925,295
Net realized gains from investments	9,371,572	3,219,538
Net change in unrealized appreciation/(depreciation) on investments	(6,944,320)	20,703,358

Change in net assets resulting from operations	2,783,953	24,848,191

Distributions to Shareholders:
Class A	(132)	—
Class I	(822,863)	(653,215)
Class R6	(361)	(57,516)

Change in net assets resulting from shareholder distributions	(823,356)	(710,731)

Capital Transactions:
Proceeds from shares issued	5,598,494	24,517,896
Distributions reinvested	359,470	280,578
Cost of shares redeemed	(42,958,396)	(21,895,071)

Change in net assets resulting from capital transactions	(37,000,432)	2,903,403

Net increase/(decrease) in net assets	(35,039,835)	27,040,863
Net Assets:
Beginning of period	83,959,433	56,918,570

End of period	$48,919,598	$83,959,433

Share Transactions:
Issued	389,617	1,846,099
Reinvested	25,280	23,393
Redeemed	(2,990,470)	(1,649,370)

Change in shares resulting from capital transactions	(2,575,573)	220,122

See Notes to the Financial Statements.

46

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/22 (Unaudited)	$ 16.98	(0.03)	0.07	—	0.04	—	(4.24)	(4.24)	$12.78
Year Ended 9/30/21	12.60	(0.09)	4.93	—(b)	4.84	—	(0.46)	(0.46)	16.98
Year Ended 9/30/20	13.04	(0.06)	0.72	—(b)	0.66	—	(1.10)	(1.10)	12.60
Year Ended 9/30/19	14.39	(0.06)	(0.18)	—(b)	(0.24)	—	(1.11)	(1.11)	13.04
Year Ended 9/30/18	14.72	(0.07)	2.85	—(b)	2.78	—	(3.11)	(3.11)	14.39
Year Ended 9/30/17	13.92	(0.07)	1.91	—(b)	1.84	—	(1.04)	(1.04)	14.72
Class I
Six Months Ended 3/31/22 (Unaudited)	$ 19.98	(0.02)	0.05	—	0.03	—	(4.24)	(4.24)	$15.77
Year Ended 9/30/21	14.73	(0.05)	5.76	—(b)	5.71	—	(0.46)	(0.46)	19.98
Year Ended 9/30/20	15.02	(0.03)	0.84	—(b)	0.81	—	(1.10)	(1.10)	14.73
Year Ended 9/30/19	16.33	(0.04)	(0.16)	—	(0.20)	—	(1.11)	(1.11)	15.02
Year Ended 9/30/18	16.26	(0.04)	3.22	—(b)	3.18	—	(3.11)	(3.11)	16.33
Year Ended 9/30/17	15.24	(0.04)	2.10	—(b)	2.06	—	(1.04)	(1.04)	16.26
Class R6
Six Months Ended 3/31/22 (Unaudited)	$ 20.04	(0.01)	0.05	—	0.04	—	(4.24)	(4.24)	$15.84
Year Ended 9/30/21	14.76	(0.05)	5.79	—	5.74	—	(0.46)	(0.46)	20.04
Year Ended 9/30/20	15.05	(0.02)	0.83	—	0.81	—	(1.10)	(1.10)	14.76
Year Ended 9/30/19	16.35	(0.03)	(0.16)	—	(0.19)	—	(1.11)	(1.11)	15.05
Year Ended 9/30/18	16.27	(0.04)	3.23	—	3.19	—	(3.11)	(3.11)	16.35
Period Ended 9/30/17(c)	15.30	(0.03)	2.04	—	2.01	—	(1.04)	(1.04)	16.27

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

47

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/22 (Unaudited)	(0.92	)%(c)	$13,877	1.07	%(d)	(0.46	)%(d)	1.27	%(d)	10%
Year Ended 9/30/21	38.95%		14,318	1.07%		(0.54)%		1.26%		28	%(e)
Year Ended 9/30/20	4.90%		11,553	1.07%		(0.45)%		1.37%		15%
Year Ended 9/30/19	0.41%		12,059	1.07%		(0.51)%		1.38%		17%
Year Ended 9/30/18	22.67%		12,966	1.07%		(0.53)%		1.40%		22%
Year Ended 9/30/17	14.18%		11,600	1.10%		(0.50)%		1.50%		18%
Class I
Six Months Ended 3/31/22 (Unaudited)	(0.82	)%(c)	$77,154	0.82	%(d)	(0.21	)%(d)	1.02	%(d)	10%
Year Ended 9/30/21	39.23%		81,239	0.82%		(0.29)%		0.99%		28	%(e)
Year Ended 9/30/20	5.27%		83,211	0.82%		(0.20)%		1.03%		15%
Year Ended 9/30/19	0.62%		81,193	0.82%		(0.26)%		0.99%		17%
Year Ended 9/30/18	23.04%		83,437	0.82%		(0.28)%		0.98%		22%
Year Ended 9/30/17	14.40%		65,463	0.85%		(0.26)%		1.07%		18%
Class R6
Six Months Ended 3/31/22 (Unaudited)	(0.77	)%(c)	$ 21	0.77	%(d)	(0.15	)%(d)	17.62	%(d)	10%
Year Ended 9/30/21	39.36%		21	0.77%		(0.25)%		19.28%		28	%(e)
Year Ended 9/30/20	5.26%		15	0.77%		(0.16)%		25.69%		15%
Year Ended 9/30/19	0.69%		14	0.77%		(0.21)%		27.43%		17%
Year Ended 9/30/18	23.09%		14	0.77%		(0.23)%		29.30%		22%
Period Ended 9/30/17(f)	14.03	%(c)	11	0.80	%(d)	(0.22	)%(d)	50.53	%(d)	18%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

48

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

See Notes to the Financial Statements.

49

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/22 (Unaudited)	$20.04	0.03	(0.22)	—	(0.19)	(0.02)	(2.40)	(2.42)	$17.43
Year Ended 9/30/21	14.65	0.04	6.98	—(b)	7.02	—(b)	(1.63)	(1.63)	20.04
Year Ended 9/30/20	17.59	0.03	(1.70)	—(b)	(1.67)	—	(1.27)	(1.27)	14.65
Year Ended 9/30/19	23.38	(0.05)	(3.17)	—	(3.22)	—	(2.57)	(2.57)	17.59
Year Ended 9/30/18	26.86	(0.13)	1.70	—(b)	1.57	—	(5.05)	(5.05)	23.38
Year Ended 9/30/17	21.49	(0.09)	5.68	—(b)	5.59	(0.01)	(0.21)	(0.22)	26.86
Class I
Six Months Ended 3/31/22 (Unaudited)	$21.34	0.06	(0.24)	—	(0.18)	(0.07)	(2.40)	(2.47)	$18.69
Year Ended 9/30/21	15.51	0.09	7.41	—(b)	7.50	(0.04)	(1.63)	(1.67)	21.34
Year Ended 9/30/20	18.52	0.07	(1.79)	—(b)	(1.72)	(0.01)	(1.28)	(1.29)	15.51
Year Ended 9/30/19	24.39	(0.01)	(3.29)	—(b)	(3.30)	—	(2.57)	(2.57)	18.52
Year Ended 9/30/18	27.74	(0.07)	1.77	—(b)	1.70	—	(5.05)	(5.05)	24.39
Year Ended 9/30/17	22.17	(0.03)	5.87	—(b)	5.84	(0.06)	(0.21)	(0.27)	27.74

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

50

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/22 (Unaudited)	(1.26	)%(c)	$ 814	1.33	%(d)	0.31	%(d)	2.08	%(d)	18%
Year Ended 9/30/21	50.27%		803	1.33%		0.21%		2.15%		19%
Year Ended 9/30/20	(10.85)%		553	1.33%		0.19%		2.35%		25%
Year Ended 9/30/19	(11.52)%		787	1.33%		(0.28)%		2.13%		20%
Year Ended 9/30/18	6.79%		963	1.33%		(0.54)%		1.95%		15%
Year Ended 9/30/17	26.15%		1,445	1.33%		(0.39)%		1.96%		26%
Class I
Six Months Ended 3/31/22 (Unaudited)	(1.13	)%(c)	$69,811	1.08	%(d)	0.57	%(d)	1.24	%(d)	18%
Year Ended 9/30/21	50.67%		73,996	1.08%		0.45%		1.25%		19%
Year Ended 9/30/20	(10.64)%		53,380	1.08%		0.44%		1.38%		25%
Year Ended 9/30/19	(11.35)%		68,122	1.08%		(0.05)%		1.30%		20%
Year Ended 9/30/18	7.08%		85,550	1.08%		(0.30)%		1.23%		15%
Year Ended 9/30/17	26.51%		89,379	1.08%		(0.11)%		1.28%		26%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.

See Notes to the Financial Statements.

51

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/22 (Unaudited)	$31.43	0.04	0.11	—	0.15	—	(14.55)	(14.55)	$17.03
Year Ended 9/30/21	26.44	0.07	10.46	0.01	10.54	(0.01)	(5.54)	(5.55)	31.43
Year Ended 9/30/20	29.14	0.11	(1.27)	—	(1.16)	—	(1.54)	(1.54)	26.44
Year Ended 9/30/19	39.96	(0.05)	(6.83)	—(b)	(6.88)	—	(3.94)	(3.94)	29.14
Year Ended 9/30/18	38.85	(0.12)	2.38	—	2.26	—	(1.15)	(1.15)	39.96
Year Ended 9/30/17	33.53	(0.04)	5.36	—(b)	5.32	—	—	—	38.85
Class I
Six Months Ended 3/31/22 (Unaudited)	$33.65	0.08	0.07	—	0.15	(0.09)	(14.55)	(14.64)	$19.16
Year Ended 9/30/21	27.97	0.12	11.16	0.01	11.29	(0.07)	(5.54)	(5.61)	33.65
Year Ended 9/30/20	30.70	0.17	(1.34)	—(b)	(1.17)	(0.02)	(1.54)	(1.56)	27.97
Year Ended 9/30/19	41.71	0.03	(7.10)	—(b)	(7.07)	—	(3.94)	(3.94)	30.70
Year Ended 9/30/18	40.42	(0.02)	2.48	—	2.46	(0.01)	(1.16)	(1.17)	41.71
Year Ended 9/30/17	34.85	0.04	5.59	—(b)	5.63	(0.06)	—	(0.06)	40.42
Class R6
Six Months Ended 3/31/22 (Unaudited)	$33.70	0.21	(0.07)	—	0.14	(0.08)	(14.55)	(14.63)	$19.21
Year Ended 9/30/21	28.01	0.21	11.11	—	11.32	(0.09)	(5.54)	(5.63)	33.70
Year Ended 9/30/20	30.72	0.15	(1.31)	—	(1.16)	(0.01)	(1.54)	(1.55)	28.01
Year Ended 9/30/19	41.78	0.08	(7.20)	—	(7.12)	—	(3.94)	(3.94)	30.72
Year Ended 9/30/18	40.46	—(b)	2.47	—	2.47	—	(1.15)	(1.15)	41.78
Period Ended 9/30/17(c)	37.08	(0.11)	3.52	—	3.41	(0.03)	—	(0.03)	40.46

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

52

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/22 (Unaudited)	(1.93	)%(c)	$7,735	1.15	%(d)	0.39	%(d)	1.63	%(d)	14%
Year Ended 9/30/21	43.04%		7,692	1.15%		0.24%		1.52%		81	%(e)
Year Ended 9/30/20	(4.71)%		6,200	1.15%		0.40%		1.55%		40%
Year Ended 9/30/19	(15.57)%		7,004	1.15%		(0.16)%		1.46%		28%
Year Ended 9/30/18	5.80%		12,012	1.15%		(0.29)%		1.37%		24%
Year Ended 9/30/17	15.87%		14,574	1.15%		(0.11)%		1.47%		29%
Class I
Six Months Ended 3/31/22 (Unaudited)	(1.79	)%(c)	$40,232	0.90	%(d)	0.62	%(d)	1.31	%(d)	14%
Year Ended 9/30/21	43.46%		53,689	0.90%		0.38%		1.16%		81	%(e)
Year Ended 9/30/20	(4.49)%		68,845	0.90%		0.59%		1.18%		40%
Year Ended 9/30/19	(15.35)%		136,072	0.90%		0.10%		1.11%		28%
Year Ended 9/30/18	6.06%		249,678	0.90%		(0.05)%		1.05%		24%
Year Ended 9/30/17	16.18%		274,434	0.90%		0.10%		1.15%		29%
Class R6
Six Months Ended 3/31/22 (Unaudited)	(1.77	)%(c)	$10	0.83	%(d)	1.13	%(d)	1.16	%(d)	14%
Year Ended 9/30/21	43.52%		4,695	0.87%		0.61%		1.25%		81	%(e)
Year Ended 9/30/20	(4.46)%		52	0.87%		0.52%		10.94%		40%
Year Ended 9/30/19	(15.46)%		35	0.87%		0.25%		11.85%		28%
Year Ended 9/30/18	6.10%		92	0.87%		(0.01)%		1.30%		24%
Period Ended 9/30/17(f)	9.21	%(c)	1,041	0.87	%(d)	(0.33	)%(d)	6.88	%(d)	29%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

53

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

See Notes to the Financial Statements.

54

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/22 (Unaudited)	$31.99	0.15	0.63	—	0.78	(0.12)	(2.00)	(2.12)	$30.65
Year Ended 9/30/21	21.34	0.20	12.02	—(b)	12.22	(0.20)	(1.37)	(1.57)	31.99
Year Ended 9/30/20	26.52	0.14	(3.65)	—(b)	(3.51)	(0.23)	(1.44)	(1.67)	21.34
Year Ended 9/30/19	31.95	0.23	(2.89)	—(b)	(2.66)	(0.21)	(2.56)	(2.77)	26.52
Year Ended 9/30/18	32.91	0.16	2.01	—(b)	2.17	(0.08)	(3.05)	(3.13)	31.95
Year Ended 9/30/17	29.05	0.09	5.45	—(b)	5.54	(0.07)	(1.61)	(1.68)	32.91
Class I
Six Months Ended 3/31/22 (Unaudited)	$32.01	0.19	0.63	—	0.82	(0.20)	(2.00)	(2.20)	$30.63
Year Ended 9/30/21	21.35	0.29	12.00	—(b)	12.29	(0.26)	(1.37)	(1.63)	32.01
Year Ended 9/30/20	26.55	0.20	(3.65)	—(b)	(3.45)	(0.31)	(1.44)	(1.75)	21.35
Year Ended 9/30/19	32.01	0.30	(2.91)	—	(2.61)	(0.29)	(2.56)	(2.85)	26.55
Year Ended 9/30/18	32.97	0.23	2.03	—(b)	2.26	(0.17)	(3.05)	(3.22)	32.01
Year Ended 9/30/17	29.10	0.17	5.46	—(b)	5.63	(0.15)	(1.61)	(1.76)	32.97

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

55

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/22 (Unaudited)	2.31	%(c)	$ 3,086	1.32	%(d)	0.93	%(d)	1.59	%(d)	18%
Year Ended 9/30/21	59.29%		3,420	1.32%		0.70%		1.62%		11%
Year Ended 9/30/20	(14.48)%		2,293	1.32%		0.60%		1.80%		20%
Year Ended 9/30/19	(7.16)%		3,597	1.32%		0.86%		1.68%		9%
Year Ended 9/30/18	7.12%		6,477	1.32%		0.50%		1.64%		5%
Year Ended 9/30/17	19.32%		7,276	1.32%		0.31%		1.75%		9%
Class I
Six Months Ended 3/31/22 (Unaudited)	2.45	%(c)	$119,522	1.07	%(d)	1.20	%(d)	1.17	%(d)	18%
Year Ended 9/30/21	59.69%		119,392	1.07%		1.00%		1.19%		11%
Year Ended 9/30/20	(14.29)%		92,886	1.07%		0.87%		1.27%		20%
Year Ended 9/30/19	(6.92)%		112,921	1.07%		1.12%		1.20%		9%
Year Ended 9/30/18	7.41%		130,155	1.07%		0.74%		1.18%		5%
Year Ended 9/30/17	19.62%		139,635	1.07%		0.56%		1.25%		9%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.

See Notes to the Financial Statements.

56

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/22 (Unaudited)	$13.96	0.07	0.42	—	0.49	(0.17)	—	(0.17)	$14.28
Period Ended 9/30/21(b)	12.61	0.09	1.26	—	1.35	—	—	—	13.96
Class I
Six Months Ended 3/31/22 (Unaudited)	$13.98	0.09	0.42	—	0.51	(0.21)	—	(0.21)	$14.28
Year Ended 9/30/21	9.84	0.15	4.11	—	4.26	(0.12)	—	(0.12)	13.98
Year Ended 9/30/20	12.24	0.15	(2.39)	—(c)	(2.24)	(0.16)	—	(0.16)	9.84
Year Ended 9/30/19	13.63	0.11	(1.13)	—(c)	(1.02)	(0.09)	(0.28)	(0.37)	12.24
Year Ended 9/30/18	13.43	0.10	0.47	—(c)	0.57	(0.08)	(0.29)	(0.37)	13.63
Year Ended 9/30/17	11.33	0.06	2.31	—(c)	2.37	(0.05)	(0.22)	(0.27)	13.43
Class R6
Six Months Ended 3/31/22
(Unaudited)	$14.07	0.11	0.40	—	0.51	(0.21)	—	(0.21)	$14.37
Year Ended 9/30/21	9.90	0.16	4.14	—	4.30	(0.13)	—	(0.13)	14.07
Year Ended 9/30/20	12.31	0.16	(2.40)	—	(2.24)	(0.17)	—	(0.17)	9.90
Year Ended 9/30/19	13.71	0.13	(1.15)	—	(1.02)	(0.10)	(0.28)	(0.38)	12.31
Year Ended 9/30/18	13.51	0.11	0.46	—	0.57	(0.08)	(0.29)	(0.37)	13.71
Period Ended 9/30/17(d)	12.26	0.06	1.41	—	1.47	—	(0.22)	(0.22)	13.51

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from January 28, 2021 (commencement of operations) to September 30, 2021.
(c)	Less than $0.01 or $(0.01) per share.
(d)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

57

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/22 (Unaudited)	3.50	%(c)	$ 11	1.14	%(d)	0.97	%(d)	24.28	%(d)	12%
Period Ended 9/30/21(e)	10.71	%(c)	11	1.10	%(d)	1.01	%(d)	37.36	%(d)	61%
Class I
Six Months Ended 3/31/22 (Unaudited)	3.67	%(c)	$ 48,873	0.85	%(d)	1.23	%(d)	1.24	%(d)	12%
Year Ended 9/30/21	43.48%		77,582	0.85%		1.17%		1.09%		61%
Year Ended 9/30/20	(18.62)%		52,496	0.85%		1.34%		1.15%		77%
Year Ended 9/30/19	(6.91)%		55,686	0.85%		0.95%		0.98%		52%
Year Ended 9/30/18	4.24%		144,979	0.91	%(f)	0.75%		0.99%		29%
Year Ended 9/30/17	21.10%		72,852	1.00%		0.48%		1.19%		35%
Class R6
Six Months Ended 3/31/22 (Unaudited)	3.63	%(c)	$ 36	0.76	%(d)	1.46	%(d)	1.03	%(d)	12%
Year Ended 9/30/21	43.64%		6,366	0.80%		1.21%		1.03%		61%
Year Ended 9/30/20	(18.56)%		4,423	0.80%		1.40%		1.07%		77%
Year Ended 9/30/19	(6.89)%		7,278	0.80%		1.07%		0.95%		52%
Year Ended 9/30/18	4.22%		8,242	0.87	%(f)	0.83%		0.98%		29%
Period Ended 9/30/17(g)	12.10	%(c)	5,956	0.95	%(d)	0.56	%(d)	1.31	%(d)	35%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.
(e)	For the period from January 28, 2021 (commencement of operations) to September 30, 2021.

58

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

(f)

Beginning July 2, 2018, the net operating expenses were contractually limited to 0.85% and 0.80% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2018.

(g)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

See Notes to the Financial Statements.

59

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 19 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

The SMID Cap Growth, Small Cap Core and Small Cap Value Funds offer three share classes: Class A, Class R6 and Class I shares. The Enterprise and Microcap Value Funds offer two share classes: Class A and Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (”RBC GAM-US“ or ”Advisor“ or ”Co-Administrator“) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair

60

NOTES TO FINANCIAL STATEMENTS

value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

61

NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2022 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$ 91,138,013	$ —	$—		$ 91,138,013
Enterprise Fund	70,932,446	—	—		70,932,446
Small Cap Core Fund	48,083,943	—	—		48,083,943
Microcap Value Fund	121,126,194	1,468,362	—	(a)	122,594,556
Small Cap Value Fund	49,058,530	—	—		49,058,530

(a)	Includes securities fair valued at zero.

The Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used may include assumptions regarding the particular security’s cash flow profile and potential defaults which may not be generally observable for either the security or for assets of a similar type. Significant changes in any of these assumptions may result in a lower or higher fair value.

Repurchase Agreements:

The Funds, except SMID Cap Growth Fund, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

62

NOTES TO FINANCIAL STATEMENTS

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended March 31, 2022.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value September 30, 2021	Purchases	Sales	Value March 31, 2022	Dividends
Investments in U.S. Government Money Market Fund—RBC Institutional Class 1
SMID Cap Growth Fund	$2,671,799	$15,703,935	$17,976,523	$ 399,211	$278
Enterprise Fund	1,166,286	7,230,415	6,376,711	2,019,990	300
Small Cap Core Fund	700,072	6,828,734	7,354,806	174,000	120
Microcap Value Fund	2,175,298	8,976,404	7,484,051	3,667,651	606
Small Cap Value Fund	—	14,374,925	13,665,348	709,577	135

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

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NOTES TO FINANCIAL STATEMENTS

The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, redesignation of distributions, basis adjustments on investments in passive foreign investment companies (PFICs) and partnerships, and gains/losses realized on redemption-in-kind transactions), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%
Enterprise Fund	Up to $30 Million	1.00%
	Over $30 Million	0.90%
Small Cap Core Fund	All Net Assets	0.85%
Microcap Value Fund	All Net Assets	0.90%
Small Cap Value Fund	All Net Assets	0.70%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
SMID Cap Growth Fund	1.07%	0.82%	0.77%
Enterprise Fund	1.33%	1.08%	N/A
Small Cap Core Fund	1.15%	0.90%	0.87%
Microcap Value Fund	1.32%	1.07%	N/A
Small Cap Value Fund	1.10%	0.85%	0.80%

This expense limitation agreement is in place until January 31, 2023, and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Small Cap Value Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

At March 31, 2022, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/19	FYE 9/30/20	FYE 9/30/21	FYE 9/30/22	Total
SMID Cap Growth Fund	$—	$—	$87,296	$96,356	$183,652
Enterprise Fund	—	—	40,838	61,449	102,287
Small Cap Core Fund	—	—	86,351	118,763	205,114
Microcap Value Fund	—	—	45,863	64,104	109,967
Small Cap Value Fund	109,546	174,505	190,586	110,870	585,507

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

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NOTES TO FINANCIAL STATEMENTS

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2022, the amount waived was $1,358, $939, $618, $2,195 and $513 for the SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Small Cap Value Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administrative services fee. BNY Mellon receives a fee for its services payable by each Fund based in part on each Funds’ average net assets. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain officers and trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $76,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of the Class A shares of Small Cap Value Fund and Class R6 Shares, the Advisor invested seed capital to provide the share class its initial investment assets. In addition, the Advisor has purchased Class R6 shares of Small Cap Core Fund. The table below shows, as of March 31, 2022, the Fund’s net assets, the shares of the Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
SMID Cap Growth Fund	$91,051,092	1,299	0.0%
Small Cap Core Fund	$47,976,806	509	0.0%
Small Cap Value Fund	$48,919,598	800	0.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

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NOTES TO FINANCIAL STATEMENTS

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2022, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2022.

For the period ended March 31, 2022, the Distributor received commissions of $280 front-end sales charges of Class A shares of the Funds, of which $6 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2022.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2022 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$9,269,416	$12,388,272
Enterprise Fund	13,244,746	17,044,099
Small Cap Core Fund	7,635,415	24,806,049
Microcap Value Fund	21,592,617	25,403,692
Small Cap Value Fund	7,177,918	46,240,888

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, the Funds participate in a “commission recapture” program under which brokerage transactions are directed to Cowen and Company, LLC and its correspondent brokers. A portion of the commissions paid under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

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NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$45,765	$230,117	$43,365	$5,660
Distributions reinvested	3,541,196	400,053	90,538	58,005
Cost of shares redeemed	(366,885)	(1,750,225)	(14,840)	(28,182)

Change in Class A	$3,220,076	$(1,120,055)	$119,063	$35,483

Class I
Proceeds from shares issued	$10,923,633	$30,753,544	$150,385	$261,360
Distributions reinvested	16,624,772	2,560,828	7,920,734	5,280,943
Cost of shares redeemed	(14,387,926)	(64,265,272)	(3,078,322)	(5,564,444)

Change in Class I	$13,160,479	$(30,950,900)	$4,992,797	$(22,141)

Class R6
Distributions reinvested	$4,388	$467	$—	$—

Change in Class R6	$4,388	$467	$—	$—

Change in net assets resulting from capital transactions	$16,384,943	$(32,070,488)	$5,111,860	$13,342

SHARE TRANSACTIONS:
Class A
Issued	3,261	14,380	2,374	307
Reinvested	264,071	26,813	5,058	3,500
Redeemed	(24,936)	(114,539)	(770)	(1,474)

Change in Class A	242,396	(73,346)	6,662	2,333

Class I
Issued	605,589	1,658,341	7,188	12,533
Reinvested	1,005,125	146,166	412,968	299,883
Redeemed	(786,169)	(3,388,468)	(151,921)	(286,450)

Change in Class I	824,545	(1,583,961)	268,235	25,966

Class R6
Reinvested	265	26	—	—

Change in Class R6	265	26	—	—

Change in shares resulting from capital transactions	1,067,206	(1,657,281)	274,897	28,299

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NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,465,348	$2,147,558	$71,500	$231,111
Distributions reinvested	3,521,048	1,280,130	202,078	160,328
Cost of shares redeemed	(1,214,537)	(3,276,245)	(491,426)	(442,434)

Change in Class A	$3,771,859	$151,443	$(217,848)	$(50,995)

Class I
Proceeds from shares issued	$273,509	$36,074,520	$3,662,895	$9,995,935
Distributions reinvested	18,179,003	13,485,626	7,406,753	6,379,532
Cost of shares redeemed	(12,502,152)	(78,524,816)	(5,714,285)	(33,114,282)

Change in Class I	$5,950,360	$(28,964,670)	$5,355,363	$(16,738,815)

Class R6
Proceeds from shares issued	$398,337	$5,149,354	$—	$—
Distributions reinvested	4,379	8,645	—	—
Cost of shares redeemed	(5,349,362)	(431,364)	—	—

Change in Class R6	$(4,946,646)	$4,726,635	$—	$—

Change in net assets resulting from capital transactions	$4,775,573	$(24,086,592)	$5,137,515	$(16,789,810)

SHARE TRANSACTIONS:
Class A
Issued	61,811	71,844	2,214	7,806
Reinvested	196,049	46,891	6,460	6,403
Redeemed	(48,325)	(108,521)	(14,882)	(14,749)

Change in Class A	209,535	10,214	(6,208)	(540)

Class I
Issued	12,486	1,052,891	113,408	343,991
Reinvested	900,396	462,470	237,092	255,079
Redeemed	(408,131)	(2,381,067)	(177,663)	(1,220,174)

Change in Class I	504,751	(865,706)	172,837	(621,104)

Class R6
Issued	10,987	150,190	—	—
Reinvested	216	296	—	—
Redeemed	(150,022)	(13,013)	—	—

Change in Class R6	(138,819)	137,473	—	—

Change in shares resulting from capital transactions	575,467	(718,019)	166,629	(621,644)

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NOTES TO FINANCIAL STATEMENTS

	Small Cap Value Fund

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$10,000
Distributions reinvested	132	—

Change in Class A	$132	$10,000

Class I
Proceeds from shares issued	$5,580,246	$24,444,767
Distributions reinvested	358,977	223,063
Cost of shares redeemed	(36,436,581)	(21,849,883)

Change in Class I	$(30,497,358)	$2,817,947

Class R6
Proceeds from shares issued	$18,248	$63,129
Distributions reinvested	361	57,515
Cost of shares redeemed	(6,521,815)	(45,188)

Change in Class R6	$(6,503,206)	$75,456

Change in net assets resulting from capital transactions	$(37,000,432)	$2,903,403

SHARE TRANSACTIONS:
Class A
Issued	—	791
Reinvested	10	—

Change in Class A	10	791

Class I
Issued	388,346	1,840,890
Reinvested	25,245	18,620
Redeemed	(2,539,138)	(1,646,128)

Change in Class I	(2,125,547)	213,382

Class R6
Issued	1,271	4,418
Reinvested	25	4,773
Redeemed	(451,332)	(3,242)

Change in Class R6	(450,036)	5,949

Change in shares resulting from capital transactions	(2,575,573)	220,122

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

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NOTES TO FINANCIAL STATEMENTS

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2022, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
SMID Cap Growth Fund	$70,843,606	$25,350,699	$(5,056,292)	$20,294,407
Enterprise Fund	42,509,196	29,745,156	(1,321,906)	28,423,250
Small Cap Core Fund	28,015,235	20,979,462	(910,754)	20,068,708
Microcap Value Fund	90,752,368	46,248,181	(14,405,993)	31,842,188
Small Cap Value Fund	45,124,857	5,763,679	(1,830,006)	3,933,673

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFICs) mark to market adjustment, and cumulative partnership basis adjustment.

The tax character of distributions during the year ended September 30, 2021 were as follows:

	Distributions Paid From

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$2,966,854	$2,966,854	$2,966,854
Enterprise Fund	144,264	5,553,282	5,697,546	5,697,546
Small Cap Core Fund	763,198	18,914,068	19,677,266	19,677,266
Microcap Value Fund	1,507,907	5,597,031	7,104,938	7,104,938
Small Cap Value Fund	710,731	—	710,731	710,731

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2022.

During the year ended September 30, 2021, the Small Cap Value Fund Fund utilized $1,201,542 of capital losses As of September 30, 2021, the Small Cap Value Fund had a short-term capital loss carryforward of $5,689,749 and a long-term capital loss carryforward of $5,863,623 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund had deferred qualified late-year ordinary losses of $236,251 which will be treated as arising on the first business day of the fiscal year ending September 30, 2022.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not

70

NOTES TO FINANCIAL STATEMENTS

charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

9. Soft Dollars:

Soft dollar arrangements and commission sharing arrangements (CSAs) are arrangements under which RBC GAM-US directs client brokerage transactions to a broker-dealer and obtains other products and services, such as research, in addition to trade execution. Federal securities laws permit a fund advisor to incur commission charges on behalf of a fund that are higher than another broker-dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM-US has a fiduciary duty to the shareholders of the Funds to seek the best execution for all of the Funds’ securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. During the period ended March 31, 2022, the Funds used soft dollar and commission sharing arrangements. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Line of Credit

The Funds are participants in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 30, 2022. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2022. During the six months ended March 31, 2022, the Funds did not utilize this line of credit.

11. Significant Risks

Shareholder concentration risk:

As of March 31, 2022, the following Funds had omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
SMID Cap Growth Fund	2	77.8%
Small Cap Core Fund	1	11.8%
Microcap Value Fund	1	20.2%
Small Cap Value Fund	2	38.1%

In addition, one unaffiliated shareholder owned 15.6% of Small Cap Core Fund as of March 31, 2022. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the

71

NOTES TO FINANCIAL STATEMENTS

performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

In response to political and military actions undertaken by Russia, the U.S., European Union, and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair the a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of March 31, 2022, none of the Funds’ investments were in violation of such sanctions.

Industry and sector focus risk:

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

72

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer three share classes. These three share classes are the A, R6 and I classes.

Class A

Class A shares are offered by all Funds and are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in SMID Cap Growth Fund, Small Cap Core Fund and Small Cap Value Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

73

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21–3/31/22	Annualized Expense Ratio During Period 10/1/21–3/31/22
SMID Cap Growth Fund
	Class A	$1,000.00	$ 990.80	$5.31	1.07%
	Class I	1,000.00	991.80	4.07	0.82%
	Class R6	1,000.00	992.30	3.77	0.76%
Enterprise Fund
	Class A	1,000.00	987.40	6.59	1.33%
	Class I	1,000.00	988.70	5.35	1.08%
Small Cap Core Fund
	Class A	1,000.00	980.70	5.68	1.15%
	Class I	1,000.00	982.10	4.45	0.90%
	Class R6	1,000.00	982.30	4.10	0.83%
Microcap Value Fund
	Class A	1,000.00	1,023.10	6.66	1.32%
	Class I	1,000.00	1,024.50	5.40	1.07%
Small Cap Value Fund
	Class A	1,000.00	1,035.00	5.78	1.14%
	Class I	1,000.00	1,036.70	4.32	0.85%
	Class R6	1,000.00	1,036.30	3.86	0.76%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

74

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21-3/31/22	Annualized Expense Ratio During Period 10/1/21-3/31/22
SMID Cap Growth Fund
	Class A	$1,000.00	$1,019.60	$5.39	1.07%
	Class I	1,000.00	1,020.84	4.13	0.82%
	Class R6	1,000.00	1,021.14	3.83	0.76%
Enterprise Fund
	Class A	1,000.00	1,018.30	6.69	1.33%
	Class I	1,000.00	1,019.55	5.44	1.08%
Small Cap Core Fund
	Class A	1,000.00	1,019.20	5.79	1.15%
	Class I	1,000.00	1,020.44	4.53	0.90%
	Class R6	1,000.00	1,020.79	4.18	0.83%
Microcap Value Fund
	Class A	1,000.00	1,018.35	6.64	1.32%
	Class I	1,000.00	1,019.60	5.39	1.07%
Small Cap Value Fund
	Class A	1,000.00	1,019.25	5.74	1.14%
	Class I	1,000.00	1,020.69	4.28	0.85%
	Class R6	1,000.00	1,021.14	3.83	0.76%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

75

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of RBC Funds Trust (the “Trust”), including each of its series (each, a “Fund” and collectively, the “Funds”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule” and the “1940 Act,” respectively). The Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, approved the Program on behalf of each Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of RBC Global Asset Management (U.S.) Inc. (“RBC”), the investment adviser to each Fund, as the Program Administrator for the Program. RBC administers day-to-day implementation of the Program through a working group known as the Liquidity Risk Committee (the “Committee”), as set forth in the Program.

RBC, as Program Administrator, provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any Fund’s highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report covered the year ending December 31, 2021 (the “Review Period”).

I. Key Conclusions of the Report

The Program, as implemented, is reasonably designed to assess and manage each Fund’s liquidity risk. During the Review Period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. No Fund was required to set an HLIM and each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. There were no material changes to the Program implemented during the Review Period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program, monthly in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT, and in Board reporting throughout the Review Period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that each Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period..

76

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the Review Period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

B. Review of Initial Liquidity Risk

During the Review Period, the Trust launched three new Funds. The Program Administrator conducted initial liquidity risk reviews for each of these Funds and concluded that there were no significant liquidity risk concerns related to any of them.

C. Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the Review Period, the Funds classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in the Program. In addition, pursuant to the Program, each Fund must separately classify and review any investment within an asset class if any market, trading, or investment-specific considerations are reasonably expected to significantly affect the liquidity of the investment as compared the Fund’s other portfolio holdings within that asset class. During the Review Period, there were no circumstances in which a Fund was required to separately classify any investment within an asset class.

Market Depth—Reasonably Anticipated Trading Size (“RATS”). In classifying and reviewing its portfolio investments or asset classes (as applicable), each Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. Each Fund must take this determination into account when classifying the liquidity of that investment or asset class. There were no material changes to the RATS assumptions for the Funds during the Review period.

Classification Review. As required by the Liquidity Rule, the Funds reviewed liquidity classifications on a monthly basis during the Review Period as described in the Program. The Committee met monthly to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Liquidity Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. During the Review Period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings.

D. HLIM

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the Review Period as described in the Report. Accordingly, an HLIM was not required for any Fund during the Review Period pursuant to the relevant provisions of the Program.

E. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. At no time during the Review Period did any Fund breach the 15% limit.

77

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

F. Redemptions in Kind

There were planned redemptions in-kind effected in two Funds during the Review Period. The investment teams were given ample notice ahead of the redemptions and were able to prepare for the outflows.

G. SEC Reporting

The Funds met their monthly Form N-PORT filing requirements during the period. No reports on Form N-LIQUID were required to be filed during the period and none were filed.

78

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79

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80

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2022.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ SAR 03-22

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.
	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of the Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam.

Table of	Money Market Portfolio Managers	1
Contents	Performance Summary	2
	Schedule of Portfolio Investments	4
	Financial Statements
	- Statement of Assets and Liabilities	23
	- Statement of Operations	25
	- Statements of Changes in Net Assets	26
	Financial Highlights	27
	Notes to Financial Statements	30
	Supplemental Information	38
	Statement Regarding Liquidity Risk Management Program	40

MONEY MARKET PORTFOLIO MANAGER

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”), serves as the investment advisor to the Fund. RBC GAM-US employs a team approach to the management of the U.S. Government Money Market Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM-US’s investment research and other money management resources.

Brandon T. Swensen, CFA

Senior Portfolio Manager

Brandon is a senior portfolio manager within the RBC GAM-US fixed income team. In addition to co-leading the fixed income group based in Minneapolis, he is a portfolio manager for several cash management and core solutions. Brandon joined the RBC GAM-US Mortgage and Government team in 2000, having earlier held positions as a research analyst covering asset-backed securities and credit, and as a financial analyst. Brandon began his career in the investment industry in 1998. He earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

Brian Svendahl, CFA

Senior Portfolio Manager

Brian is a senior portfolio manager within the RBC GAM-US fixed income team. He has been the lead portfolio manager for RBC GAM-US’s impact investing strategies since 2006 along with many government and mortgage strategies. Brian joined RBC GAM-US in 2005 and has co-led the Minneapolis-based fixed income group since 2012. He had previously held several risk management, research, and trading positions with a large American multinational financial services company and first started in the investment industry in 1992. Brian earned a BS in economics from the University of Minnesota and a BBA in finance and MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

1

	PERFORMANCE SUMMARY (UNAUDITED)

Investment Objective

The U.S. Government Money Market Fund was managed to preserve principal. This means that the share price of the Fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.

			SEC 7-Day Annualized Yield

		Total Return for the Six Months Ended March 31, 2022 (Unaudited)	March 31, 2022 (Unaudited)	September 30, 2021

	RBC Institutional Class 1	0.02%	0.19%	0.03%
	RBC Institutional Class 2	0.01%	0.04%	0.03%
	RBC Investor Class	0.01%	0.01%	0.03%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

2

PERFORMANCE SUMMARY (UNAUDITED)

Money Market Maturity Schedule		Asset Allocation
As a percentage of value of investments based on effective maturity as of March 31, 2022.

	U.S. Government Money Market Fund
Less than 8 days	85.3%
8 to 14 days	0.1%
15 to 30 days	0.8%
31 to 180 days	6.5%
Over 180 days	7.3%

3

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

March 31, 2022 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 22.89%
Fannie Mae — 3.81%
$ 32,959,000	2.38%, 1/19/23	$33,483,682
62,750,000	1.88%, 4/5/22	62,762,577
200,000,000	(SOFR RATE + 0.190%), 0.46%, 5/27/22(a)	200,000,000
175,000,000	(SOFR RATE + 0.200%), 0.47%, 6/15/22(a)	175,000,000
75,000,000	(SOFR RATE + 0.200%), 0.47%, 5/9/22(a)	75,000,000
150,000,000	(SOFR RATE + 0.230%), 0.50%, 5/6/22(a)	150,004,483

		696,250,742

Federal Farm Credit — 15.22%
220,000,000	0.34%, 12/20/22	219,992,100
100,000,000	(SOFR RATE + 0.018%), 0.29%, 7/13/23(a)	100,000,000
75,000,000	(SOFR RATE + 0.020%), 0.29%, 4/10/23(a)	74,998,436
60,000,000	(SOFR RATE + 0.023%), 0.29%, 9/15/23(a)	60,000,000
270,000,000	(SOFR RATE + 0.025%), 0.30%, 8/28/23(a)	270,000,000
141,000,000	(SOFR RATE + 0.025%), 0.30%, 9/8/23(a)	140,992,728
61,000,000	(SOFR RATE + 0.025%), 0.30%, 9/27/23(a)	60,998,041
90,000,000	(SOFR RATE + 0.025%), 0.30%, 8/4/23(a)	90,000,000
90,000,000	(SOFR RATE + 0.025%), 0.30%, 8/10/23(a)	90,000,000
99,000,000	(SOFR RATE + 0.025%), 0.30%, 10/27/23(a)	99,000,000
84,000,000	(SOFR RATE + 0.030%), 0.30%, 6/14/23(a)	84,000,000
95,000,000	(SOFR RATE + 0.030%), 0.30%, 10/12/22(a)	95,005,111
85,000,000	(SOFR RATE + 0.030%), 0.30%, 10/13/23(a)	85,000,000
87,000,000	(SOFR RATE + 0.030%), 0.30%, 10/20/23(a)	87,000,000
150,000,000	(SOFR RATE + 0.030%), 0.30%, 10/27/23(a)	150,000,000
250,000,000	(SOFR RATE + 0.035%), 0.30%, 3/17/23(a)	250,000,000
108,000,000	(SOFR RATE + 0.035%), 0.31%, 4/21/23(a)	108,000,000
20,000,000	(SOFR RATE + 0.035%), 0.31%, 5/12/23(a)	20,000,000
42,000,000	(SOFR RATE + 0.040%), 0.31%, 3/10/23(a)	42,000,000
100,000,000	(SOFR RATE + 0.040%), 0.31%, 11/2/23(a)	100,000,000
100,000,000	(SOFR RATE + 0.040%), 0.31%, 8/17/23(a)	100,000,000
87,000,000	(SOFR RATE + 0.045%), 0.32%, 10/16/23(a)	87,000,000
31,000,000	(SOFR RATE + 0.050%), 0.32%, 2/17/23(a)	31,000,000
64,000,000	(SOFR RATE + 0.055%), 0.33%, 1/10/24(a)	64,000,000
38,000,000	(SOFR RATE + 0.060%), 0.33%, 1/13/23(a)	38,000,000
51,220,000	(SOFR RATE + 0.075%), 0.35%, 11/3/22(a)	51,221,941
40,000,000	(SOFR RATE + 0.080%), 0.35%, 10/14/22(a)	40,000,000
25,000,000	(SOFR RATE + 0.090%), 0.36%, 9/23/22(a)	25,000,000
10,000,000	(SOFR RATE + 0.145%), 0.42%, 7/28/22(a)	10,000,000
6,000,000	(SOFR RATE + 0.320%), 0.59%, 6/9/23(a)	6,021,488
100,000,000	(SOFR RATE + 0.350%), 0.62%, 4/7/22(a)	100,000,000

		2,779,229,845

Federal Home Loan Banks — 3.01%
91,850,000	0.13%, 10/21/22	91,787,311
150,000,000	(SOFR RATE + 0.010%), 0.28%, 7/25/22(a)	150,000,000
75,000,000	(SOFR RATE + 0.010%), 0.28%, 8/1/22(a)	75,000,000

4

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$100,000,000	(SOFR RATE + 0.020%), 0.29%, 2/3/23(a)	$100,000,000
40,000,000	(SOFR RATE + 0.035%), 0.31%, 5/19/23(a)	40,000,000
18,500,000	(SOFR RATE + 0.055%), 0.33%, 2/3/23(a)	18,503,938
75,000,000	(SOFR RATE + 0.080%), 0.35%, 10/26/22(a)	75,000,000

		550,291,249

Freddie Mac — 0.85%
4,715,000	(SOFR RATE + 0.065%), 0.34%, 11/10/22(a)	4,716,020
150,000,000	(SOFR RATE + 0.190%), 0.46%, 6/2/22(a)	150,000,000

		154,716,020

Total U.S. Government Agency Backed Mortgages		4,180,487,856

(Cost $4,180,487,856)

U.S. Treasury Obligations — 13.41%
U.S. Treasury Notes — 13.41%
150,000,000	0.13%, 4/30/22	150,007,063
65,000,000	0.13%, 6/30/22	65,002,434
200,000,000	0.13%, 5/31/22	200,021,172
95,000,000	0.13%, 8/31/22	94,981,252
280,000,000	0.13%, 9/30/22	280,053,276
250,000,000	0.13%, 10/31/22	250,032,961
275,000,000	0.13%, 11/30/22	274,923,604
50,000,000	0.13%, 2/28/23	49,632,564
50,000,000	1.50%, 2/28/23	50,325,508
75,000,000	1.50%, 8/15/22	75,399,639
200,000,000	1.63%, 8/15/22	201,160,548
150,000,000	1.63%, 12/15/22	151,489,538
100,000,000	1.75%, 6/30/22	100,417,296
230,000,000	1.75%, 5/31/22	230,612,251
200,000,000	1.75%, 6/15/22	200,695,897
75,000,000	1.88%, 8/31/22	75,555,475

		2,450,310,478

Total U.S. Treasury Obligations		2,450,310,478

(Cost $2,450,310,478)

U.S. Government Agency Obligations — 7.13%
Freddie Mac — 1.43%
235,115,000	0.37%, 9/15/50(b),(c)	235,115,000
14,050,000	0.56%, 9/15/38(b),(c)	14,050,000
11,725,000	0.56%, 9/15/38(b),(c)	11,725,000

		260,890,000

U.S. Bank Mmda Global Fund Services — 0.48%
86,777,915	0.02%, 12/1/49	86,777,915

5

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

U.S. International Development Finance Corp. — 5.22%
$ 3,758,519	0.00%, 4/9/22(d)	$3,764,749
3,900,000	0.00%, 7/23/22(d)	3,904,039
3,730,000	0.00%, 7/23/22(d)	3,733,863
11,750,000	0.00%, 11/15/22(d)	11,762,790
4,250,000	0.00%, 2/15/23(d)	4,250,000
7,900,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.30%, 7/5/38(a)	7,900,000
4,300,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.30%, 7/5/38(a)	4,300,000
2,800,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.30%, 7/5/38(a)	2,800,000
2,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.30%, 7/5/38(a)	2,000,000
7,488,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.32%, 5/15/30(a)	7,488,000
8,141,026	(US Treasury Bill Yield 3-Month + 0.000%), 0.32%, 10/15/32(a)	8,141,026
4,487,180	(US Treasury Bill Yield 3-Month + 0.000%), 0.32%, 11/15/33(a)	4,487,180
9,423,077	(US Treasury Bill Yield 3-Month + 0.000%), 0.32%, 6/15/34(a)	9,423,077
2,250,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.34%, 5/15/24(a)	2,250,000
2,076,923	(US Treasury Bill Yield 3-Month + 0.000%), 0.34%, 5/15/24(a)	2,076,923
2,045,455	(US Treasury Bill Yield 3-Month + 0.000%), 0.34%, 5/15/24(a)	2,045,455
1,875,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.34%, 5/15/24(a)	1,875,000
7,333,333	(US Treasury Bill Yield 3-Month + 0.000%), 0.34%, 8/15/25(a)	7,333,333
7,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.34%, 8/15/25(a)	7,000,000
6,695,652	(US Treasury Bill Yield 3-Month + 0.000%), 0.34%, 8/15/25(a)	6,695,652
5,833,333	(US Treasury Bill Yield 3-Month + 0.000%), 0.34%, 8/15/25(a)	5,833,333
4,921,053	(US Treasury Bill Yield 3-Month + 0.000%), 0.34%, 5/15/26(a)	4,921,053
3,777,778	(US Treasury Bill Yield 3-Month + 0.000%), 0.34%, 5/15/26(a)	3,777,778
1,870,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.34%, 5/15/26(a)	1,870,000
16,966,037	(US Treasury Bill Yield 3-Month + 0.000%), 0.34%, 1/15/30(a)	16,966,037
29,166,666	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 1/20/27(a)	29,166,666
22,610,400	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 1/20/35(a)	22,610,400
17,994,110	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 1/20/35(a)	17,994,110
17,523,060	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 1/20/35(a)	17,523,060
16,957,800	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 1/20/35(a)	16,957,800
13,189,400	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 1/20/35(a)	13,189,378
7,913,640	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 1/20/35(a)	7,913,640
7,442,590	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 1/20/35(a)	7,442,590
4,710,500	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 1/20/35(a)	4,710,500
1,507,360	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 1/20/35(a)	1,507,360
23,765,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 4/20/35(a)	23,765,000
19,772,480	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 4/20/35(a)	19,772,480
19,582,360	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 4/20/35(a)	19,582,360
14,734,300	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 4/20/35(a)	14,734,300
14,449,120	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 4/20/35(a)	14,449,120
8,935,640	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 4/20/35(a)	8,935,640
8,270,220	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 4/20/35(a)	8,270,220
7,794,920	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 4/20/35(a)	7,794,920
6,939,380	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 4/20/35(a)	6,939,380
15,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 11/20/37(a)	15,000,000
4,463,158	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 3/15/24(a)	4,463,157
15,326,441	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 6/20/27(a)	15,326,441

6

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 7,875,001	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 6/20/27(a)	$7,875,001
5,600,001	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 6/20/27(a)	5,600,001
4,865,001	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 6/20/27(a)	4,865,001
4,620,001	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 6/20/27(a)	4,620,001
4,200,001	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 6/20/27(a)	4,200,001
3,500,001	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 6/20/27(a)	3,500,001
15,517,857	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 9/20/27(a)	15,517,857
7,575,758	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 6/15/28(a)	7,575,758
5,053,030	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 6/15/28(a)	5,053,030
18,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 3/15/30(a)	18,000,000
32,878,125	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 9/20/32(a)	32,878,125
10,037,732	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 6/15/34(a)	10,037,732
7,093,451	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 6/15/34(a)	7,093,451
22,857,300	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 7/7/40(a)	22,857,300
13,714,380	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 7/7/40(a)	13,714,380
13,485,807	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 7/7/40(a)	13,485,807
13,074,376	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 7/7/40(a)	13,074,376
9,595,495	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 7/7/40(a)	9,595,494
6,239,824	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 7/7/40(a)	6,239,824
4,114,314	(US Treasury Bill Yield 3-Month + 0.000%), 0.36%, 7/7/40(a)	4,114,314
6,666,666	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 3/20/24(a)	6,666,666
6,666,666	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 3/20/24(a)	6,666,666
6,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 6/15/25(a)	6,500,000
10,522,106	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 9/15/25(a)	10,522,105
11,880,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 9/15/26(a)	11,880,000
7,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 9/15/26(a)	7,500,000
8,650,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 9/30/27(a)	8,650,000
80,202,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 2/15/28(a)	80,202,000
22,019,231	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 6/20/28(a)	22,019,231
10,125,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 11/15/28(a)	10,125,000
27,916,667	(US Treasury Bill Yield 3-Month + 0.070%), 0.39%, 8/15/29(a)	27,916,667
9,900,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 8/15/29(a)	9,900,000
5,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 8/15/29(a)	5,000,000
50,400,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 3/15/30(a)	50,400,000
12,638,889	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 10/15/30(a)	12,638,889
20,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 8/15/31(a)	20,000,000
3,402,783	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 12/15/33(a)	3,402,783
5,726,080	(US Treasury Bill Yield 3-Month + 0.000%), 0.39%, 3/30/37(a)	5,726,080
4,753,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.51%, 4/20/35(a)	4,753,000

		955,014,351

Total U.S. Government Agency Obligations		1,302,682,266

(Cost $1,302,682,266)

7

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

Variable Rate Demand Note — 18.83%
Municipal Bonds — 18.83%
Arizona — 0.07%
$12,700,000	Maricopa County Industrial Development Authority San Lucas Apartments Project Revenue, 0.37%, 10/15/36, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	$12,700,000

California — 2.09%
1,000,000	Abag Finance Authority for Nonprofit Corps. Crossing Apartments Revenue, Series A, 0.37%, 12/15/37, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	1,000,000
4,500,000	Abag Finance Authority for Nonprofit Corps. Reardon Heights Apartments Revenue, 0.37%, 5/15/38, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	4,500,000
15,225,000	Abag Finance Authority for Nonprofit Corps. Lakeside Village Apartments Revenue, Series A, 0.35%, 10/1/46, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	15,225,000
5,500,000	Anaheim Housing Authority Sage Park Project Revenue, Series A, 0.37%, 11/15/28, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	5,500,000
5,595,000	California Municipal Finance Authority Pacific Meadows Apartments Revenue, Series A, 0.53%, 10/1/47, (Credit Support: Freddie Mac), Callable 4/1/22 @ 100(c)	5,595,000
6,325,000	California Municipal Finance Authority Garden Brook Senior Village Revenue, Series A, 0.35%, 6/1/58, (Credit Support: Federal Home Loan Bank), Callable 3/31/22 @ 100(c)	6,325,000
1,825,000	California Statewide Communities Development Authority Grande Garden Apartments Revenue, 0.37%, 12/15/34, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	1,825,000
5,650,000	California Statewide Communities Development Authority Martin Luther Tower Revenue, Series D, 0.37%, 7/15/35, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	5,650,000
6,495,000	California Statewide Communities Development Authority Creekside at Meadow Park Revenue, 0.37%, 4/15/36, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	6,495,000
2,255,000	California Statewide Communities Development Authority Second Street Senior Apartments Revenue, 0.37%, 12/15/36, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	2,255,000
7,605,000	California Statewide Communities Development Authority Harmony Court Apartments Revenue, Series E, 0.37%, 1/15/37, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	7,605,000
3,100,000	California Statewide Communities Development Authority Wilshire Court Project Revenue, 0.37%, 5/15/37, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	3,100,000
3,900,000	California Statewide Communities Development Authority Salvation Army Revenue, 0.56%, 6/15/37, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	3,900,000
29,990,000	California Statewide Communities Development Authority Dublin Ranch Apartments Revenue, 0.37%, 12/15/37, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	29,990,000

8

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$27,525,000	California Statewide Communities Development Authority Fairway Family Apartments Revenue, 0.37%, 12/15/37, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	$27,525,000
3,810,000	California Statewide Communities Development Authority Dublin Ranch Senior Apartments Revenue, Series G, 0.37%, 12/15/37, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	3,810,000
6,500,000	California Statewide Communities Development Authority Fairway Family Apartments Revenue, Series H, 0.37%, 12/15/37, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	6,500,000
2,820,000	California Statewide Communities Development Authority Oak Center Towers Project Revenue, Series L, 0.37%, 12/15/37, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	2,820,000
2,100,000	California Statewide Communities Development Authority Villages at Hesperia Revenue, Series C, 0.37%, 11/15/39, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	2,100,000
14,130,000	California Statewide Communities Development Authority Crossing Phase II Revenue, 0.37%, 7/15/40, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	14,130,000
3,400,000	California Statewide Communities Development Authority Crossing Senior Apartments Revenue, Series I, 0.37%, 7/15/40, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	3,400,000
3,020,000	California Statewide Communities Development Authority Golden Age Garden Apartments Revenue, Series H, 0.37%, 4/1/41, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	3,020,000
5,750,000	California Statewide Communities Development Authority Kelvin Courts Revenue, Series B, 0.57%, 6/15/51, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	5,750,000
24,600,000	City of Chula Vista Teresina Apartments Revenue, Series A, 0.40%, 5/15/36, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	24,600,000
6,775,000	City of San Jose Kennedy Apartment Homes Revenue, Series K, 0.37%, 12/15/35, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	6,775,000
6,930,000	City of San Jose Cinnabar Commons Revenue, Series C, 0.37%, 2/1/37, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	6,930,000
25,900,000	City of San Jose Las Ventanas Apartments Revenue, Series B, 0.35%, 7/1/38, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	25,900,000
5,900,000	City of Vacaville Sycamores Apartments Revenue, Series A, 0.37%, 5/15/29, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	5,900,000
16,000,000	County of Orange Wood Canyon Villas Revenue, Series I, 0.37%, 8/15/31, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	16,000,000
19,000,000	County of Orange Ladera Apartments II Revenue, Series B, 0.37%, 8/15/34, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	19,000,000
2,300,000	County of San Bernardino Sycamore Terrace Revenue, Series A, 0.37%, 5/15/29, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	2,300,000

9

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 5,500,000	County of San Bernardino Evergreen Apartments Revenue, Series A, 0.37%, 5/15/29, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	$5,500,000
1,300,000	County of San Bernardino Somerset Apartments Revenue, Series A, 0.37%, 5/15/29, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	1,300,000
3,500,000	Los Angeles Community Redevelopment Agency Promenade Towers Project Revenue, 0.48%, 4/1/30, (Credit Support: Freddie Mac), Callable 4/1/22 @ 100(c)	3,500,000
10,265,000	Sacramento Housing Authority Hurley Creek Senior Apartments Revenue, Series E, 0.37%, 8/1/39, (Credit Support: Federal Home Loan Mortgage), Callable 3/31/22 @ 100(c)	10,265,000
82,850,000	San Francisco City & County Redevelopment Agency Successor Agency 3rd Mission Revenue, Series C, 0.40%, 6/15/34, (Credit Support: Fannie Mae), Callable 4/18/22 @ 100(c)	82,850,000
2,150,000	San Francisco City & County Redevelopment Agency Successor Agency Mercy Terrace Project Revenue, Series A, 0.37%, 6/15/35, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	2,150,000

		380,990,000

Hawaii — 0.07%
13,760,000	Hawaii Housing Finance & Development Corp. Lokahi Kau Revenue, 0.37%, 12/1/41, (Credit Support: Federal Home Loan Mortgage), Callable 3/31/22 @ 100(c)	13,760,000

Idaho — 0.05%
9,500,000	Idaho Housing & Finance Association Traditions at Boise Apartments Revenue, Series A, 0.37%, 9/1/44, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	9,500,000

Illinois — 0.06%
4,000,000	County of Lake Whispering Oaks Apartments Project Revenue, 0.51%, 11/1/45, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	4,000,000
6,590,000	Illinois Housing Development Authority Foxview I & II Apartments Revenue, 0.37%, 1/1/41, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	6,590,000

		10,590,000

Indiana — 0.09%
9,000,000	City of Indianapolis Capital Place Covington Revenue, 0.45%, 5/15/38, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	9,000,000
6,925,000	County of Elkhart Ashton Pines Apartments II Revenue, Series A, 0.37%, 9/1/43, (Credit Support: Federal Home Loan Bank), Callable 3/31/22 @ 100(c)	6,925,000

		15,925,000

Louisiana — 0.13%
7,770,000	Louisiana Housing Corp. Belmont Village Apartments Project Revenue, 0.61%, 5/1/44, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	7,770,000

10

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$10,950,000	Louisiana Public Facilities Authority Multifamily Housing River View Revenue, 0.37%, 4/1/36, (Credit Support: Federal Home Loan Mortgage), Callable 4/1/22 @ 100(c)	$10,950,000
5,730,000	Louisiana Public Facilities Authority Linlake Ventures Project Revenue, 0.37%, 1/1/37, (Credit Support: Freddie Mac), Callable 4/1/22 @ 100(c)	5,730,000

		24,450,000

Maryland — 0.03%
4,750,000	Maryland Community Development Administration Multifamily Development Park View Revenue, Series B, 0.42%, 12/1/37, (Credit Support: Federal Home Loan Mortgage), Callable 4/1/22 @ 100(c)	4,750,000

Minnesota — 0.13%
4,170,000	City of Rochester Bella Grove Apartments Project Revenue, Series B, 0.37%, 5/1/61, (Credit Support: United Fidelity Bank FSB), Callable 3/31/22 @ 100(c)	4,170,000
15,000,000	City of Rochester Bella Grove Apartments Project Revenue, Series A, 0.37%, 5/1/61, (Credit Support: United Fidelity Bank FSB), Callable 3/31/22 @ 100(c)	15,000,000
4,800,000	City of Rochester Bella Grove Apartments Project Revenue, Series C, 0.37%, 5/1/61, (Credit Support: Federal Home Loan Bank), Callable 3/31/22 @ 100(c)	4,800,000

		23,970,000

Nevada — 0.25%
10,800,000	Nevada Housing Division Multi Unit Housing Apache Project Revenue, Series A, 0.50%, 10/15/32, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	10,800,000
9,065,000	Nevada Housing Division Multi Unit Housing Sierra Project Revenue, 0.48%, 4/15/38, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	9,065,000
16,300,000	Nevada Housing Division Multi Unit Sonoma Palms Revenue, 0.50%, 4/15/39, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	16,300,000
9,660,000	Nevada Housing Division Vintage at Laughlin Apartments Revenue, 0.55%, 4/15/41, (Credit Support: East West Bank), Callable 4/15/22 @ 100(c)	9,660,000

		45,825,000

New Jersey — 0.01%
2,210,000	New Jersey Housing & Mortgage Finance Agency Meadow Brook Revenue, Series A, 0.48%, 3/15/40, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	2,210,000

New York — 12.75%
5,320,000	Albany Industrial Development Agency South Mall Towers Project Revenue, Series A, 0.37%, 8/15/35, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	5,320,000

11

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$48,600,000	New York City Housing Development Corp. Brittany Development Revenue, Series A, 0.42%, 6/15/29, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	$48,600,000
36,100,000	New York City Housing Development Corp. West 89th Street Development Revenue, Series A, 0.48%, 11/15/29, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	36,100,000
3,700,000	New York City Housing Development Corp. Queenswood Apartments Revenue, Series A, 0.40%, 4/1/31, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	3,700,000
2,000,000	New York City Housing Development Corp. Lyric Development Revenue, Series B, 0.42%, 11/15/31, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	2,000,000
39,700,000	New York City Housing Development Corp. Lyric Development Revenue, Series A, 0.42%, 11/15/31, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	39,700,000
55,100,000	New York City Housing Development Corp. Revenue, Series A, 0.42%, 8/15/32, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	55,100,000
90,000,000	New York City Housing Development Corp. Westport Development Revenue, Series A, 0.42%, 6/15/34, (Credit Support: Fannie Mae), Callable 4/6/22 @ 100(c)	90,000,000
29,600,000	New York City Housing Development Corp. 90 Washington Street Revenue, Series A, 0.50%, 2/15/35, (Credit Support: Fannie Mae), Callable 4/6/22 @ 100(c)	29,600,000
46,505,000	New York City Housing Development Corp. Royal Properties Revenue, Series A, 0.40%, 4/15/35, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	46,505,000
68,700,000	New York City Housing Development Corp. Atlantic Court Apartments Revenue, Series A, 0.42%, 12/1/35, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	68,700,000
41,225,000	New York City Housing Development Corp. 90 West Street Revenue, Series A, 0.45%, 3/15/36, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	41,225,000
4,800,000	New York City Housing Development Corp. 90 West Street Revenue, Series B, 0.45%, 3/15/36, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	4,800,000
51,700,000	New York City Housing Development Corp. 2 Gold Street Revenue, Series A, 0.45%, 4/15/36, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	51,700,000
1,700,000	New York City Housing Development Corp. 2 Gold Street Revenue, Series B, 0.45%, 4/15/36, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	1,700,000
40,000,000	New York City Housing Development Corp. Rivereast Apartments Revenue, Series A, 0.52%, 12/1/36, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	40,000,000
35,200,000	New York City Housing Development Corp. Renaissance Revenue, Series A, 0.52%, 6/1/37, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	35,200,000
5,500,000	New York City Housing Development Corp. 155 West 21st Street Revenue, Series B, 0.45%, 11/15/37, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	5,500,000

12

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 4,500,000	New York City Housing Development Corp. White Plains Apartments Revenue, Series A, 0.42%, 3/1/38, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	$4,500,000
2,300,000	New York City Housing Development Corp. Ogden Avenue Apartments II Revenue, Series A, 0.42%, 3/1/38, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	2,300,000
6,200,000	New York City Housing Development Corp. Reverend Ruben Diaz Revenue, Series A, 0.52%, 11/1/38, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	6,200,000
49,800,000	New York City Housing Development Corp. 89 Murray Street Revenue, Series A, 0.42%, 6/15/39, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	49,800,000
16,000,000	New York City Housing Development Corp. Markham Gardens Apartments Revenue, Series A, 0.42%, 1/1/40, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	16,000,000
8,445,000	New York City Housing Development Corp. Ocean Gate Revenue, Series A, 0.52%, 8/1/40, (Credit Support: Freddie Mac), Callable 4/1/22 @ 100(c)	8,445,000
15,565,000	New York City Housing Development Corp. 201 Pearl Street Development Revenue, Series A, 0.45%, 10/15/41, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	15,565,000
20,970,000	New York City Housing Development Corp. Linden Plaza Revenue, Series A, 0.52%, 4/1/43, (Credit Support: Freddie Mac), Callable 4/1/22 @ 100(c)	20,970,000
2,555,000	New York City Housing Development Corp. Elliott Chelsea Development Revenue, Series A, 0.51%, 7/1/43, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	2,555,000
24,135,000	New York City Housing Development Corp. West 26th Street Development Revenue, Series A, 0.49%, 4/1/45, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	24,135,000
2,850,000	New York City Housing Development Corp. Non Amt Non Ace Hewitt Revenue, Series A, 0.45%, 11/1/48, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	2,850,000
15,040,000	New York City Housing Development Corp. Non Amt Non Ace Bruckner Revenue, Series A, 0.50%, 11/1/48, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	15,040,000
10,445,000	New York City Housing Development Corp. Balton Revenue, Series A, 0.46%, 9/1/49, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	10,445,000
76,625,000	New York State Dormitory Authority Royal Revenue, Series A, 0.40%, 11/15/36, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	76,625,000
64,700,000	New York State Housing Finance Agency Revenue, Series A, 0.42%, 5/1/29, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	64,700,000
12,000,000	New York State Housing Finance Agency Revenue, Series A, 0.48%, 5/15/29, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	12,000,000
20,000,000	New York State Housing Finance Agency Tribeca Revenue, Series A, 0.48%, 11/15/29, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	20,000,000

13

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$110,500,000	New York State Housing Finance Agency 240 East 39th Street Housing Revenue, 0.42%, 5/15/30, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	$110,500,000
14,800,000	New York State Housing Finance Agency 363 West 30th Street Revenue, Series A, 0.42%, 11/1/32, (Credit Support: Federal Home Loan Mortgage), Callable 3/31/22 @ 100(c)	14,800,000
10,000,000	New York State Housing Finance Agency Theater Row Revenue, Series A, 0.48%, 11/1/32, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	10,000,000
25,000,000	New York State Housing Finance Agency West 23rd Street Revenue, Series A, 0.37%, 5/15/33, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	25,000,000
6,000,000	New York State Housing Finance Agency West 23rd Street Revenue, Series A, 0.37%, 5/15/33, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	6,000,000
43,200,000	New York State Housing Finance Agency 400 East 84th Street Association Revenue, Series A, 0.42%, 5/15/33, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	43,200,000
34,900,000	New York State Housing Finance Agency Worth Street Revenue, Series A, 0.48%, 5/15/33, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	34,900,000
2,800,000	New York State Housing Finance Agency Revenue, Series B, 0.52%, 5/15/33, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	2,800,000
50,150,000	New York State Housing Finance Agency Revenue, Series A, 0.52%, 5/15/33, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	50,150,000
30,400,000	New York State Housing Finance Agency 360 West 43rd Street Revenue, Series A, 0.48%, 11/15/33, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	30,400,000
85,100,000	New York State Housing Finance Agency 20 River Terrace Housing Revenue, Series A, 0.45%, 5/15/34, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	85,100,000
42,130,000	New York State Housing Finance Agency 10 Liberty Revenue, Series A, 0.40%, 5/1/35, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	42,130,000
82,400,000	New York State Housing Finance Agency 900 8th Avenue Revenue, Series A, 0.52%, 5/15/35, (Credit Support: Fannie Mae), Callable 4/6/22 @ 100(c)	82,400,000
62,600,000	New York State Housing Finance Agency Helena Housing Revenue, Series A, 0.52%, 5/15/36, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	62,600,000
42,000,000	New York State Housing Finance Agency Helena Housing Revenue, Series A, 0.52%, 5/15/36, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	42,000,000
20,500,000	New York State Housing Finance Agency Tower 31 Revenue, Series A, 0.48%, 11/1/36, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	20,500,000
4,100,000	New York State Housing Finance Agency Sea Park West Housing Revenue, Series A, 0.52%, 11/1/36, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	4,100,000

14

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 13,300,000	New York State Housing Finance Agency Sea Park East Housing Revenue, Series A, 0.52%, 11/1/36, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	$13,300,000
62,700,000	New York State Housing Finance Agency North End Revenue, Series A, 0.45%, 11/15/36, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	62,700,000
2,600,000	New York State Housing Finance Agency Weyant Green Apartments Revenue, Series A, 0.48%, 5/15/37, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	2,600,000
6,200,000	New York State Housing Finance Agency McCarthy Manor Apartments Revenue, Series A, 0.52%, 5/15/37, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	6,200,000
2,500,000	New York State Housing Finance Agency 100 Maiden Lane Revenue, Series A, 0.52%, 5/15/37, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	2,500,000
19,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.48%, 11/1/38, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	19,000,000
45,500,000	New York State Housing Finance Agency Clinton Green South Revenue, Series A, 0.48%, 11/1/38, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	45,500,000
26,000,000	New York State Housing Finance Agency Clinton Green South Revenue, Series A, 0.48%, 11/1/38, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	26,000,000
162,800,000	New York State Housing Finance Agency 55 West 25th Street Housing Revenue, Series A, 0.42%, 11/15/38, (Credit Support: Fannie Mae), Callable 4/6/22 @ 100(c)	162,800,000
11,530,000	New York State Housing Finance Agency Grace Towers Revenue, Series A, 0.42%, 5/1/40, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	11,530,000
6,900,000	New York State Housing Finance Agency 316 11th Avenue Housing Revenue, Series B, 0.45%, 5/15/41, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	6,900,000
10,725,000	New York State Housing Finance Agency 316 11th Avenue Housing Revenue, Series A, 0.45%, 5/15/41, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	10,725,000
1,005,000	New York State Housing Finance Agency 316 Eleventh Avenue Housing Revenue, Series A, 0.48%, 5/15/41, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	1,005,000
50,480,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, 0.52%, 5/15/41, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	50,480,000
2,160,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, Series A, 0.52%, 5/15/41, (Credit Support: Fannie Mae), Callable 3/31/22 @ 100(c)	2,160,000
47,180,000	New York State Housing Finance Agency Non Amt Non Ace 42nd Street Revenue, Series A, 0.49%, 11/1/41, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	47,180,000
38,875,000	New York State Housing Finance Agency Non Amt Non Ace 42nd Street Revenue, Series A, 0.49%, 11/1/41, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	38,875,000

15

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 150,340,000	New York State Housing Finance Agency 42nd & 10th Street Revenue, Series A, 0.53%, 11/1/41, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	$150,340,000
16,900,000	New York State Housing Finance Agency Housing Related Caroline Revenue, Series A, 0.52%, 5/1/43, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	16,900,000
19,935,000	New York State Housing Finance Agency Clinton Park Housing Revenue, Series A, 0.50%, 11/1/44, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	19,935,000
8,275,000	New York State Housing Finance Agency College Arms Revenue, Series A, 0.50%, 5/1/48, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	8,275,000

		2,329,065,000

North Carolina — 0.15%
23,000,000	Durham Housing Authority First Lien Trails at Twins Revenue, Series A, 0.37%, 12/1/61, (Credit Support: United Fidelity Bank FSB), Callable 3/31/22 @ 100(c)	23,000,000
4,900,000	Durham Housing Authority Second Lien Trails At Twin Revenue, Series B, 0.37%, 12/1/61, (Credit Support: United Fidelity Bank FSB), Callable 3/31/22 @ 100(c)	4,900,000

		27,900,000

South Carolina — 0.34%
25,200,000	South Carolina Jobs-Economic Development Authority Port Royal Village Apartments Project Revenue, Series S, 0.37%, 5/1/61, (Credit Support: United Fidelity Bank FSB), Callable 3/31/22 @ 100(c)	25,200,000
5,800,000	South Carolina Jobs-Economic Development Authority Port Royal Village Apartments Project Revenue, Series S, 0.37%, 5/1/61, (Credit Support: United Fidelity Bank FSB), Callable 3/31/22 @ 100(c)	5,800,000
9,600,000	South Carolina State Housing Finance & Development Authority Rental Franklin Square Revenue, 0.52%, 11/1/41, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	9,600,000
21,850,000	South Carolina State Housing Finance & Development Authority Broad River Village Apartments Project Revenue, 0.37%, 12/1/58, (Credit Support: Federal Home Loan Bank), Callable 3/31/22 @ 100(c)	21,850,000

		62,450,000

Texas — 0.85%
6,015,000	Harris County Housing Finance Corp. Cornerstone Apartments Revenue, 0.37%, 8/15/37, (Credit Support: Fannie Mae), Callable 4/11/22 @ 100(c)	6,015,000
5,180,000	Harris County Housing Finance Corp. Louetta Village Apartments Revenue, 0.37%, 1/15/38, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	5,180,000
9,600,000	Houston Housing Finance Corp. Little Nell Apartments Revenue, 0.37%, 1/15/37, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	9,600,000

16

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 7,900,000	Houston Housing Finance Corp. Mayfair Park Apartments Revenue, 0.37%, 4/15/37, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	$7,900,000
12,195,000	Houston Housing Finance Corp. Regency Park Apartments Revenue, 0.37%, 5/15/41, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	12,195,000
7,470,000	Montgomery County Housing Finance Corp. Conroe Lodge Silverdale Revenue, 0.37%, 5/1/39, (Credit Support: Freddie Mac), Callable 4/1/22 @ 100(c)	7,470,000
17,250,000	San Antonio Housing Trust Finance Corp. Northview Apartments Project Revenue, 0.37%, 10/1/60, (Credit Support: Federal Home Loan Bank), Callable 3/31/22 @ 100(c)	17,250,000
4,000,000	San Antonio Housing Trust Finance Corp. Northview Apartments Project Revenue, 0.37%, 10/1/60, (Credit Support: United Fidelity Bank FSB), Callable 3/31/22 @ 100(c)	4,000,000
11,635,000	Southeast Texas Housing Finance Corp. Piedmont Apartments Revenue, 0.37%, 8/15/39, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	11,635,000
7,700,000	Southeast Texas Housing Finance Corp. Wyndham Park Aparments Revenue, 0.37%, 7/15/41, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	7,700,000
8,700,000	Texas Department of Housing & Community Affairs Chisholm Trails Apartments Revenue, 0.37%, 4/15/37, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	8,700,000
10,300,000	Texas Department of Housing & Community Affairs Bristol Apartments Revenue, 0.37%, 6/15/37, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	10,300,000
11,865,000	Texas Department of Housing & Community Affairs Pinnacle Apartments Revenue, 0.37%, 6/15/37, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	11,865,000
11,990,000	Texas Department of Housing & Community Affairs Idlewilde Apartments Revenue, 0.37%, 6/15/40, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	11,990,000
11,980,000	Texas Department of Housing & Community Affairs Lancaster Apartments Revenue, 0.37%, 7/15/40, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	11,980,000
10,975,000	Texas Department of Housing & Community Affairs West Oaks Senior Apartments Revenue, 0.37%, 7/1/41, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	10,975,000

		154,755,000

Washington — 1.69%
10,800,000	Vancouver Housing Authority Pooled Housing Revenue, 0.53%, 12/1/38, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	10,800,000
560,000	Washington State Housing Finance Commission Rainier Court Project Revenue, Series B, 0.50%, 12/15/36, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	560,000
27,180,000	Washington State Housing Finance Commission Queen Anne Project Revenue, Series A, 0.37%, 9/1/38, (Credit Support: Fannie Mae), Callable 4/1/22 @ 100(c)	27,180,000

17

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 17,970,000	Washington State Housing Finance Commission Echo Lake Senior Apartments Project Revenue, 0.37%, 7/15/40, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	$17,970,000
9,985,000	Washington State Housing Finance Commission Barkley Ridge Apartments Revenue, Series A, 0.37%, 9/1/40, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	9,985,000
4,600,000	Washington State Housing Finance Commission Fairwinds Redmon Revenue, 0.37%, 7/1/41, (Credit Support: Federal Home Loan Bank), Callable 3/31/22 @ 100(c)	4,600,000
3,145,000	Washington State Housing Finance Commission Fairwinds Project Revenue, Series B, 0.37%, 7/1/41, (Credit Support: Federal Home Loan Bank), Callable 3/31/22 @ 100(c)	3,145,000
19,250,000	Washington State Housing Finance Commission Fairwinds Redmond Project Revenue, Series A, 0.37%, 7/1/41, (Credit Support: Federal Home Loan Bank), Callable 3/31/22 @ 100(c)	19,250,000
3,425,000	Washington State Housing Finance Commission Lodge at Eagle Ridge Revenue, Series B, 0.37%, 8/1/41, (Credit Support: East West Bank), Callable 3/31/22 @ 100(c)	3,425,000
9,485,000	Washington State Housing Finance Commission Lodge at Eagle Ridge Revenue, Series A, 0.37%, 8/1/41, (Credit Support: East West Bank), Callable 3/31/22 @ 100(c)	9,485,000
3,200,000	Washington State Housing Finance Commission Artspace Everett Lofts Revenue, Series B, 0.40%, 12/1/41, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	3,200,000
13,000,000	Washington State Housing Finance Commission Ballard Land Revenue, Series B, 0.37%, 12/15/41, (Credit Support: East West Bank), Callable 3/31/22 @ 100(c)	12,999,886
31,590,000	Washington State Housing Finance Commission Ballard Land Revenue, Series A, 0.37%, 12/15/41, (Credit Support: East West Bank), Callable 3/31/22 @ 100(c)	31,590,000
3,950,000	Washington State Housing Finance Commission Non Amt Non Ace Traditions Revenue, Series A, 0.37%, 8/1/44, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	3,950,000
19,000,000	Washington State Housing Finance Commission New Haven Apartments Revenue, 0.37%, 12/15/44, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	19,000,000
7,160,000	Washington State Housing Finance Commission Cambridge Apartments Revenue, 0.37%, 12/15/44, (Credit Support: Fannie Mae), Callable 4/15/22 @ 100(c)	7,160,000
19,255,000	Washington State Housing Finance Commission Urban Center Apartments Project Revenue, Series R, 0.37%, 7/1/47, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	19,255,000
11,890,000	Washington State Housing Finance Commission Draw Down Redmond Ridge Revenue, 0.37%, 11/1/47, (Credit Support: Federal Home Loan Bank), Callable 3/31/22 @ 100(c)	11,890,000
24,000,000	Washington State Housing Finance Commission Reserve at Renton Apartments Project Revenue, 0.37%, 8/1/49, (Credit Support: East West Bank), Callable 3/31/22 @ 100(c)	24,000,000
24,125,000	Washington State Housing Finance Commission Kitts Corner Apartments Project Revenue, 0.37%, 9/1/49, (Credit Support: East West Bank), Callable 3/31/22 @ 100(c)	24,125,000

18

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 11,915,000	Washington State Housing Finance Commission Interurban Senior Living Revenue, 0.37%, 7/1/52, (Credit Support: Freddie Mac), Callable 3/31/22 @ 100(c)	$11,915,000
33,000,000	Washington State Housing Finance Commission Reserve at SeaTac Apartments Project Revenue, 0.37%, 4/1/53, (Credit Support: Federal Home Loan Bank), Callable 3/31/22 @ 100(c)	33,000,000

		308,484,886

Wisconsin — 0.07%
12,320,000	Public Finance Authority Brannan Park Project Revenue, 0.37%, 1/1/48, (Credit Support: East West Bank), Callable 3/31/22 @ 100(c)	12,320,000

		3,439,644,886

Total Variable Rate Demand Note		3,439,644,886

(Cost $3,439,644,886)

Repurchase Agreements — 43.54%
200,000,000	Bank of Montreal, dated 3/23/22; due 4/25/22 at 0.30% with maturity value of $200,055,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/21/22 to 11/15/51 at rates ranging from 0.00% to 7.50%, aggregate original par and fair value of $204,495,447 and $204,000,000, respectively)	200,000,000
150,000,000	Bank of Montreal, dated 3/31/22; due 4/1/22 at 0.20% with maturity value of $150,000,833 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 3/15/24 to 11/15/50 at rates ranging from 0.13% to 3.50%, aggregate original par and fair value of $154,279,900 and $153,000,003, respectively)	150,000,000
30,000,000	Bank of Montreal, dated 3/31/22; due 4/1/22 at 0.30% with maturity value of $30,000,250 (fully collateralized by Ginnie Mae and Fannie Mae securities with maturity dates ranging from 4/1/42 to 4/1/52 at rates ranging from 2.47% to 4.50%, aggregate original par and fair value of $35,083,578 and $30,600,001, respectively)	30,000,000

	Total Value of Bank of Montreal, (collateral value of $ 387,600,004)	380,000,000

25,000,000	Barclays Capital, Inc., dated 3/31/22; due 4/1/22 at 0.30% with maturity value of $25,000,208 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/15/38 to 5/15/46 at rates ranging from 2.50% to 4.50%, aggregate original par and fair value of $22,954,800 and $25,500,012, respectively)	25,000,000

	Total Value of Barclays Capital, Inc., (collateral value of $ 25,500,012)	25,000,000

19

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$250,000,000	Citigroup Global Markets, Inc., dated 3/31/22; due 4/1/22 at 0.30% with maturity value of $250,002,083 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/15/38 to 8/15/46 at rates ranging from 0.00% to 4.38%, aggregate original par and fair value of $482,520,518 and $255,000,041, respectively)	$250,000,000
250,000,000	Citigroup Global Markets, Inc., dated 3/31/22; due 4/1/22 at 0.31% with maturity value of $250,002,153 (fully collateralized by Ginnie Mae and U.S. Treasury securities with maturity dates ranging from 2/15/38 to 11/20/71 at rates ranging from 2.00% to 4.70%, aggregate original par and fair value of $251,753,053 and $255,000,042, respectively)	250,000,000
100,000,000	Citigroup Global Markets, Inc., dated 3/29/22; due 4/5/22 at 0.30% with maturity value of $100,005,833 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 6/30/26 to 2/15/38 at rates ranging from 0.63% to 4.38%, aggregate original par and fair value of $106,546,700 and $102,000,082, respectively)	100,000,000
100,000,000	Citigroup Global Markets, Inc., dated 3/29/22; due 4/5/22 at 0.30% with maturity value of $100,005,833 (fully collateralized by Fannie Mae, Federal Farm Credit Bank, Federal Home Loan Bank, Freddie Mac and U.S. Treasury securities with maturity dates ranging from 5/6/22 to 5/15/44 at rates ranging from 0.00% to 6.25%, aggregate original par and fair value of $131,102,430 and $102,000,012, respectively)	100,000,000
100,000,000	Citigroup Global Markets, Inc., dated 3/31/22; due 4/1/22 at 0.30% with maturity value of $100,000,833 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/28/26 to 2/15/38 at rates ranging from 0.50% to 4.38%, aggregate original par and fair value of $105,107,900 and $102,000,041, respectively)	100,000,000

	Total Value of Citigroup Global Markets, Inc., (collateral value of $ 816,000,218)	800,000,000

300,000,000	Credit Agricole Corporate and Investment Bank, dated 3/29/22; due 4/28/22 at 0.30% with maturity value of $300,075,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/31/23 to 11/30/26 at rates ranging from 1.25% to 2.75%, aggregate original par and fair value of $318,601,000 and $306,000,017, respectively)	300,000,000
100,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/22; due 4/1/22 at 0.25% with maturity value of $100,000,694 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/15/25 to 1/15/29 at rates ranging from 0.38% to 0.88%, aggregate original par and fair value of $81,641,200 and $102,000,082, respectively)	100,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $ 408,000,099)	400,000,000

20

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$ 100,000,000	Deutsche Bank Securities, dated 3/31/22; due 4/1/22 at 0.30% with maturity value of $100,000,833 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/21/22 to 8/11/22 at a rate of 0.00%, aggregate original par and fair value of $102,096,700 and $102,000,026, respectively)	$100,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $ 102,000,026)	100,000,000

5,100,000,000	Federal Reserve, dated 3/31/22; due 4/1/22 at 0.30% with maturity value of $5,100,042,500 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 6/30/23 to 11/15/30 at rates ranging from 0.63% to 2.63%, aggregate original par and fair value of $5,721,073,800 and $5,100,042,589, respectively)	5,100,000,000

	Total Value of Federal Reserve, (collateral value of $ 5,100,042,589)	5,100,000,000

200,000,000	ING Financial Markets LLC, dated 3/31/22; due 4/1/22 at 0.30% with maturity value of $200,001,667 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 3/15/25 to 5/15/51 at rates ranging from 1.50% to 3.00%, aggregate original par and fair value of $200,000,000 and $204,059,193, respectively)	200,000,000

	Total Value of ING Financial Markets LLC, (collateral value of $ 204,059,193)	200,000,000

100,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/22; due 4/1/22 at 0.17% with maturity value of $100,000,472 (fully collateralized by U.S. Treasury security with a maturity date of 3/31/24 at a rate of 2.25%, original par and fair value of $102,159,600 and $102,000,027, respectively)	100,000,000
100,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/14/22; due 5/13/22 at 0.30% with maturity value of $100,050,000 (fully collateralized by Federal Home Loan Bank securities with maturity dates ranging from 2/24/26 to 6/1/38 at rates ranging from 0.75% to 4.15%, aggregate original par and fair value of $103,615,000 and $102,004,047, respectively)	100,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/22; due 4/1/22 at 0.30% with maturity value of $50,000,417 (fully collateralized by Federal Home Loan Bank securities with maturity dates ranging from 12/27/32 to 12/21/33 at rates ranging from 2.90% to 4.10%, aggregate original par and fair value of $50,515,000 and $51,002,999, respectively)	50,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $ 255,007,073)	250,000,000

21

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value

$500,000,000	National Australia Bank, dated 3/31/22; due 4/1/22 at 0.30% with maturity value of $500,004,167 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/15/24 to 3/31/29 at rates ranging from 2.00% to 2.38%, aggregate original par and fair value of $500,000,000 and $510,073,104, respectively)	$500,000,000

	Total Value of National Australia Bank, (collateral value of $ 510,073,104)	500,000,000

200,000,000	TD Securities (USA), dated 3/29/22; due 4/5/22 at 0.30% with maturity value of $200,011,667 (fully collateralized by Freddie Mac securities with maturity dates ranging from 1/1/43 to 4/1/51 at rates ranging from 2.00% to 3.50%, aggregate original par and fair value of $419,397,489 and $204,000,000, respectively)	200,000,000

	Total Value of TD Securities (USA), (collateral value of $ 204,000,000)	200,000,000

Total Repurchase Agreements		7,955,000,000

(Cost $7,955,000,000)

Total Investments		$19,328,125,486
(Cost $19,328,125,486)(e) — 105.80%

Liabilities in excess of other assets — (5.80)%		(1,059,823,054)

NET ASSETS — 100.00%		$18,268,302,432

(a)	Floating rate note. Rate shown is as of report date.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Represents effective yield to maturity on date of purchase.

(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

SOFR - Secured Overnight Financing Rate

See Notes to the Financial Statements.

22

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2022 (Unaudited)

RBC U.S. Government Money Market Fund
Assets:
Investments, at value (cost $11,373,125,486)	$11,373,125,486
Repurchase agreements, at value (cost $7,955,000,000)	7,955,000,000
Interest and dividend receivable	13,005,507
Receivable for capital shares issued	102,428,538
Prepaid expenses and other assets	250,920

Total Assets	19,443,810,451

Liabilities:
Cash overdraft	353,809
Current tax payable	3,890
Distributions payable	343,357
Payable for capital shares redeemed	1,166,976,896
Accrued expenses and other payables:
Investment advisory fees	1,558,273
Accounting fees	175,249
Audit fees	19,340
Trustees’ fees	16,089
Distribution fees	5,378,956
Custodian fees	17,463
Shareholder reports	35,573
Shareholder servicing fees	419,371
Transfer agent fees	16,135
Other	193,618

Total Liabilities	1,175,508,019

Net Assets	$18,268,302,432

Net Assets Consists of:
Capital	$18,268,259,168
Accumulated earnings	43,264

Net Assets	$18,268,302,432

23

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

March 31, 2022 (Unaudited)

RBC U.S. Government
Money Market Fund
Net Assets
RBC Institutional Class 1	$8,107,396,340
RBC Institutional Class 2	3,907,747,802
RBC Investor Class	6,253,158,290

Total	$18,268,302,432

Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	8,107,364,231
RBC Institutional Class 2	3,907,665,873
RBC Investor Class	6,253,263,982

Total	18,268,294,086

Net Asset Values and Redemption Prices Per Share:
RBC Institutional Class 1	$1.00

RBC Institutional Class 2	$1.00

RBC Investor Class	$1.00

See Notes to the Financial Statements.

24

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

U.S. Government Money Market Fund
Investment Income:
Interest income	$10,712,364

Expenses:
Investment advisory fees	10,960,632
Distribution fees–RBC Institutional Class 2	3,090,179
Distribution fees–RBC Investor Class	30,067,268
Accounting fees	638,187
Audit fees	18,642
Custodian fees	116,336
Insurance fees	18,251
Legal fees	208,463
Registrations and filing fees	46,314
Shareholder reports	199,949
Transfer agent fees–RBC Institutional Class 1	18,288
Transfer agent fees–RBC Institutional Class 2	2,901
Transfer agent fees–RBC Investor Class	457
Trustees’ fees and expenses	265,185
Shareholder services administration fees–RBC Institutional Class 1	2,946,893
Tax expense	2,104
Other fees	135,370

Total expenses before fee waiver/reimbursement	48,735,419
Expenses waived/reimbursed by:
Distributor - Class Specific	(32,464,150)
Shareholder Services Administrator - RBC Institutional Class 1	(2,946,893)
Advisor	(5,893,739)

Net expenses	7,430,637

Net Investment Income	3,281,727

Realized/Unrealized Gains/(Losses):
Net realized losses from investment transactions	(730)

Change in net assets resulting from operations	$3,280,997

See Notes to the Financial Statements.

25

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	U.S. Government
	Money Market Fund

	For the
	Six Months Ended	For the
	March 31, 2022	Year Ended
	(Unaudited)	September 30, 2021
From Investment Activities
Operations:
Net investment income	$3,281,727	$3,465,985
Net realized gains/(losses) from investments	(730)	770

Change in net assets resulting from operations	3,280,997	3,466,755

Distributions to Shareholders:
RBC Institutional Class 1	(2,042,879)	(1,938,778)
RBC Institutional Class 2	(527,180)	(766,509)
RBC Investor Class	(711,668)	(788,003)

Change in net assets resulting from shareholder distributions	(3,281,727)	(3,493,290)

Capital Transactions:
Proceeds from shares issued	40,586,157,758	78,751,513,282
Distributions reinvested	2,339,816	2,621,376
Cost of shares redeemed	(42,674,792,505)	(74,972,087,943)

Change in net assets resulting from capital transactions	(2,086,294,931)	3,782,046,715

Net increase/(decrease) in net assets	(2,086,295,661)	3,782,020,180
Net Assets:
Beginning of period	20,354,598,093	16,572,577,913

End of period	$18,268,302,432	$20,354,598,093

Share Transactions:
Issued	40,586,157,758	78,751,513,282
Reinvested	2,339,816	2,621,376
Redeemed	(42,674,792,505)	(74,972,087,943)

Change in shares resulting from capital transactions	(2,086,294,931)	3,782,046,715

See Notes to the Financial Statements.

26

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
RBC Institutional Class 1
Six Months Ended 3/31/22 (Unaudited)	$1.00	—(b)	—(b)	—(b)	—(b)	—(b)	$1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/20	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/19	1.00	0.02	—(b)	0.02	(0.02)	(0.02)	1.00
Year Ended 9/30/18	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/17	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
RBC Institutional Class 2
Six Months Ended 3/31/22 (Unaudited)	$1.00	—(b)	—(b)	—(b)	—(b)	—(b)	$1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/20	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/19	1.00	0.02	—(b)	0.02	(0.02)	(0.02)	1.00
Year Ended 9/30/18	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/17	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
RBC Investor Class
Six Months Ended 3/31/22 (Unaudited)	$1.00	—(b)	—(b)	—(b)	—(b)	—(b)	$1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/20	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/19	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/18	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/17	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

27

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1(b)
Six Months Ended 3/31/22 (Unaudited)	0.02%(c)	$8,107	0.06%(d)	0.03%(d)	0.17%(d)
Year Ended 9/30/21	0.02%	11,201	0.09%	0.02%	0.17%
Year Ended 9/30/20	0.83%	10,821	0.16%	0.43%	0.17%
Year Ended 9/30/19	2.19%	1,916	0.19%	2.17%	0.19%
Year Ended 9/30/18	1.41%	2,106	0.18%	1.35%	0.19%
Year Ended 9/30/17	0.60%	2,210	0.18%	0.55%	0.18%
RBC Institutional Class 2(e)
Six Months Ended 3/31/22 (Unaudited)	0.01%(c)	$3,908	0.07%(d)	0.03%(d)	0.27%(d)
Year Ended 9/30/21	0.02%	3,935	0.09%	0.02%	0.27%
Year Ended 9/30/20	0.71%	3,358	0.26%	0.62%	0.27%
Year Ended 9/30/19	2.09%	2,510	0.29%	2.08%	0.29%
Year Ended 9/30/18	1.31%	1,720	0.29%	1.34%	0.29%
Year Ended 9/30/17	0.50%	1,224	0.29%	0.54%	0.29%
RBC Investor Class(f)
Six Months Ended 3/31/22 (Unaudited)	0.01%(c)	$6,253	0.08%(d)	0.02%(d)	1.12%(d)
Year Ended 9/30/21	0.02%	5,218	0.08%	0.02%	1.12%
Year Ended 9/30/20	0.34%	2,394	0.54%	0.25%	1.12%
Year Ended 9/30/19	1.37%	1,040	1.00%	1.36%	1.14%
Year Ended 9/30/18	0.59%	1,107	1.00%	0.50%	1.13%
Year Ended 9/30/17	0.02%	2,158	0.87%	0.01%	1.15%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

28

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

(b)

During the periods ended March 31, 2022, September 30, 2021 and September 30, 2020, the Advisor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.10%, 0.08% and 0.01%, respectively, if such voluntary waivers were excluded for the periods ended March 31, 2022, September 30, 2021 and September 30, 2020. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

(c)	Not annualized.

(d)	Annualized.

(e)

During the periods ended March 31, 2022, September 30, 2021 and September 30, 2020, the Advisor and/or Distributor voluntarily waived a portion of their fees. The Fund’s net expense ratio would increase by an amount of 0.19%, 0.18% and 0.01%, respectively, if such voluntary waivers were excluded for the periods ended March 31, 2022, September 30, 2021 and September 30, 2020. See Note 3 – Agreements and Other Transactions with Affiliates and Note4 – Fund Distribution for more information.

(f)

During the periods ended March 31, 2022, September 30, 2021, September 30, 2020 and September 30, 2017, the Advisor and/or Distributor voluntarily waived a portion of their fees. The Fund’s net expense ratio would increase by an amount of 0.92%, 0.92%, 0.46% and 0.13%, respectively, if such voluntary waivers were excluded for the periods ended March 31, 2022, September 30, 2021, September 30, 2020 and September 30, 2017. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

See Notes to the Financial Statements.

29

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 19 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”).Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the U.S. Government Money Market Fund (“Fund”).

The Fund offers three share classes: RBC Institutional Class 1, RBC Institutional Class 2 and RBC Investor Class. Prior to November 9, 2017, the Fund also offered shares in RBC Select Class and RBC Reserve Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

The Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost, and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Fund’s Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities. The Pricing Committee includes representatives of the Fund’s Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

30

NOTES TO FINANCIAL STATEMENTS

In accordance with Rule 2a-7, the fair values of the securities held in the Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•   Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•   Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•   Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2022 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
U.S. Government Money Market Fund	$—	19,328,125,486	(a)(b)	$—	19,328,125,486

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Portfolio Investments.

31

NOTES TO FINANCIAL STATEMENTS

(b)	The breakdown of the Fund’s investments by state classification or political subdivision is disclosed in the Schedule of Portfolio Investments.

Repurchase Agreements:

The Fund may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Fund has procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Credit Enhancement:

Certain obligations held by the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income

32

NOTES TO FINANCIAL STATEMENTS

tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. paydowns), they are reclassified within the Fund’s capital accounts based on their federal tax basis treatment.

When-Issued Transactions:

The Fund may engage in when-issued transactions. The Fund records when-issued securities on the trade date and maintains sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of March 31, 2022, the Fund held no when-issued securities.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages the Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of the Fund as follows:

Annual Rate
U.S. Government Money Market Fund	0.10%

RBC Institutional Class 1 of the Fund pays the Advisor an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares that is used to compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM-US has contractually agreed to waive fees and/or reimburse expenses under an expense limitation agreement in order to maintain the net annual Fund operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) at 0.20% for RBC Institutional Class 1 until January 31, 2023. During the period ended March 31, 2022, there were no fees waived under this agreement.

RBC GAM-US serves as co-administrator to the Fund. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Fund, maintenance of the records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Fund based in part on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $76,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The Advisor has invested in and, as of March 31, 2022, owns 52,009,787 shares of the Fund, representing 0.3% of total Fund net assets.

33

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution:

The Fund has adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to RBC Institutional Class 2 and RBC Investor Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class
12b-1 Plan Fee	0.15%	1.00%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a shareholder account and distribution services agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets, LLC for certain shareholder account servicing support provided to the Fund. RBC Capital Markets, LLC has agreed to waive fees and/or reimburse expenses in order to maintain the net annual Fund operating expenses for each class listed below to the following amounts:

Share Class	Operating Expense Limit
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%

This expense limitation agreement is in place until January 31, 2023. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, LLC, any expenses in excess of the expense limitation and repay RBC Capital Markets, LLC such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At March 31, 2022, the amount subject to possible recoupment under the expense limitation agreement is $6,114,914.

RBC Capital Markets, LLC and/or the Advisor may voluntarily waive and/or reimburse additional Fund operating expenses at any time, such as to maintain a minimum yield in the fund. Any such voluntary program may be modified or discontinued at any time without notice.

For the period ended March 31, 2022, the following distribution fees were waived either contractually or voluntarily:

Share Class	Distribution Fees Waived
RBC Institutional Class 2	$ 2,852,698
RBC Investor Class	26,149,794

During the six months ended March 31, 2022, shareholder servicing fees were voluntarily waived for RBC Institutional Class 1 in the amount of $2,946,893. In addition, the Advisor voluntarily waived fees or reimbursed expenses of $5,893,739 during the period.

34

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are issued, reinvested and redeemed at $1.00 per share.

Transactions for the period were as follows:

	U.S. Government Money Market Fund

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$32,130,379,843	$64,450,842,138
Distributions reinvested	1,100,850	1,066,708
Cost of shares redeemed	(35,225,188,714)	(64,071,316,268)

Change in RBC Institutional Class 1	$(3,093,708,021)	$380,592,578

RBC Institutional Class 2
Proceeds from shares issued	$3,504,357,829	$6,011,486,368
Distributions reinvested	527,227	766,586
Cost of shares redeemed	(3,532,405,559)	(5,434,544,434)

Change in RBC Institutional Class 2	$(27,520,503)	$577,708,520

RBC Investor Class
Proceeds from shares issued	$4,951,420,086	$8,289,184,776
Distributions reinvested	711,739	788,082
Cost of shares redeemed	(3,917,198,232)	(5,466,227,241)

Change in RBC Investor Class	$1,034,933,593	$2,823,745,617

Change in net assets resulting from capital transactions	$(2,086,294,931)	$3,782,046,715

6. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the

35

NOTES TO FINANCIAL STATEMENTS

Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The tax character of distributions during the year ended September 30, 2021 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
U.S. Government Money Market Fund	$3,452,863	$1	$3,452,864	$3,452,864

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2022. As of September 30, 2021, the Fund does not have any capital loss carryforward.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any Post-October Capital Losses or Late-Year Ordinary Losses for the year ending September 30, 2021.

7. Line of Credit

The Fund, along with other Funds within the Trust, participates in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 30, 2022. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2022 and there were no borrowings made by the Fund during the period.

8. Significant Risks

Shareholder concentration risk:

As of March 31, 2022, affiliated broker-dealer omnibus accounts owned 56.0% of the Fund’s outstanding shares. Significant transactions by these shareholders may impact the Fund’s performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

36

NOTES TO FINANCIAL STATEMENTS

In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest rates, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. To the extent a Fund holds a debt instrument or has a bank deposit with a negative interest rate, the Fund would generate a negative return on that investment.

In light of current market conditions, interest rates and bond yields in the United States and many other countries are at or near historic lows, and in some cases, such rates and yields are negative. During periods of very low or negative interest rates, the Fund’s susceptibility to interest rate risk (i.e., the risks associated with changes in interest rates) may be magnified, its yield and income may be diminished and its performance may be adversely affected (e.g., during periods of very low or negative interest rates, the Fund may be unable to maintain positive returns). These levels of interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility and reduced liquidity, and may adversely affect a Fund’s yield, income and performance.

In response to political and military actions undertaken by Russia, the U.S., European Union, and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair the a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of March 31, 2022, none of the Funds’ investments were in violation of such sanctions.

9. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

37

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21–3/31/22	Annualized Expense Ratio During Period 10/1/21–3/31/22
U.S. Government Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,000.20	$0.30	0.06%
RBC Institutional Class 2	1,000.00	1,000.10	0.35	0.07%
RBC Investor Class	1,000.00	1,000.10	0.40	0.08%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

38

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21-3/31/22	Annualized Expense Ratio During Period 10/1/21-3/31/22
U.S. Government Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,024.63	$0.30	0.06%
RBC Institutional Class 2	1,000.00	1,024.58	0.35	0.07%
RBC Investor Class	1,000.00	1,024.53	0.40	0.08%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

39

STATEMENT REGARDING LIQUITITY RISK MANAGEMENT PROGRAM

Statement Regarding Liquidity Risk Management Program

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of RBC Funds Trust (the “Trust”), including each of its series (each, a “Fund” and collectively, the “Funds”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule” and the “1940 Act,” respectively). The Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, approved the Program on behalf of each Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of RBC Global Asset Management (U.S.) Inc. (“RBC”), the investment adviser to each Fund, as the Program Administrator for the Program. RBC administers day-to-day implementation of the Program through a working group known as the Liquidity Risk Committee (the “Committee”), as set forth in the Program.

RBC, as Program Administrator, provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any Fund’s highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report covered the year ending December 31, 2021 (the “Review Period”).

I. Key Conclusions of the Report

The Program, as implemented, is reasonably designed to assess and manage each Fund’s liquidity risk. During the Review Period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. No Fund was required to set an HLIM and each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. There were no material changes to the Program implemented during the Review Period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program, monthly in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT, and in Board reporting throughout the Review Period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that each Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period.

40

STATEMENT REGARDING LIQUITITY RISK MANAGEMENT PROGRAM

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the Review Period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

B. Review of Initial Liquidity Risk

During the Review Period, the Trust launched three new Funds. The Program Administrator conducted initial liquidity risk reviews for each of these Funds and concluded that there were no significant liquidity risk concerns related to any of them.

C. Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the Review Period, the Funds classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in the Program. In addition, pursuant to the Program, each Fund must separately classify and review any investment within an asset class if any market, trading, or investment-specific considerations are reasonably expected to significantly affect the liquidity of the investment as compared the Fund’s other portfolio holdings within that asset class. During the Review Period, there were no circumstances in which a Fund was required to separately classify any investment within an asset class.

Market Depth—Reasonably Anticipated Trading Size (“RATS”). In classifying and reviewing its portfolio investments or asset classes (as applicable), each Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. Each Fund must take this determination into account when classifying the liquidity of that investment or asset class. There were no material changes to the RATS assumptions for the Funds during the Review period.

Classification Review. As required by the Liquidity Rule, the Funds reviewed liquidity classifications on a monthly basis during the Review Period as described in the Program. The Committee met monthly to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Liquidity Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. During the Review Period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings.

D. HLIM

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the Review Period as described in the Report. Accordingly, an HLIM was not required for any Fund during the Review Period pursuant to the relevant provisions of the Program.

E. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. At no time during the Review Period did any Fund breach the 15% limit.

41

STATEMENT REGARDING LIQUITITY RISK MANAGEMENT PROGRAM

F. Redemptions in Kind

There were planned redemptions in-kind effected in two Funds during the Review Period. The investment teams were given ample notice ahead of the redemptions and were able to prepare for the outflows.

G. SEC Reporting

The Funds met their monthly Form N-PORT filing requirements during the period. No reports on Form N-LIQUID were required to be filed during the period and none were filed.

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48

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2022.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM SAR 03-22

 (b) Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RBC Funds Trust

By (Signature and Title)* /s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date May 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date May 31, 2022

By (Signature and Title)* /s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date May 31, 2022

* Print the name and title of each signing officer under his or her signature.